UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Global Bond

Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Global Bond Fund's, a class of the fund, cumulative total return and show you what would have happened if Fidelity Global Bond Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global Bond Fund, a class of the fund, on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets saw solid gains for the year ending December 31, 2012, as higher-risk assets rallied on central bank efforts to sustain debt-plagued Europe. Global bonds rose 6.89% for the period, according to the Barclays® Global Aggregate GDP Weighted Index, which measures the performance of the global investment-grade fixed-rate bond market by factoring in country weightings based on a nation's gross domestic product (GDP). Most gains came in the year's second half, after European Central Bank officials pledged to do "whatever it takes" to prevent the eurozone's collapse, and England, Japan and the U.S. continued their monetary easings. Within the index, fundamentally riskier bonds rallied most, led by Eastern Europe, Middle East and Africa (EMEA), and Latin America, which rose about 17% and 15%, respectively, while Asia emerging markets (+12%) and Europe (+13%) posted impressive gains as well. Australia/New Zealand (+9%) outpaced the market, as investors also sought high-quality yield from countries outside of debt-plagued Europe. Elsewhere for the year, U.S. bonds rose 4%, while Canada added 6%. Conversely, Japan (-9%) suffered as the country's fiscal profile worsened despite new leadership. Among sectors, corporate bonds posted a solid 12% gain, while government-related securities advanced 8% and Treasuries rose 5%. Lower-quality and longer-maturity debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity® Global Bond Fund: From the fund's inception on May 22, 2012, through December 31, 2012, its Retail Class shares returned 3.11%, underperforming the 5.09% gain of its benchmark, the Barclays® Global Aggregate GDP Weighted Index. Versus the index, the fund was hurt by its more-conservative positioning, including a decision to tread lightly in government-related bonds issued by fundamentally challenged countries such as Spain - where we had no exposure - and Italy. Conversely, stakes in Australian government debt and Mexican local currency bonds were a plus. At the sector level, the fund was helped by security selection among corporate bonds, where we were overweight defensive areas such as investment-grade utilities, industrials and non-cyclical investments in the U.K. and Europe. Global currencies produced mixed results. The fund was hurt by both underweighting the euro, which rallied, and overweighting the comparatively weak U.S. dollar. However, outsized stakes in the Swedish krona, Mexican peso and Malaysian ringgit aided performance. An out-of-benchmark allocation to high-yield bonds also helped, along with an overweighting in U.S. commercial mortgage-backed securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,022.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class T	1.00%
Actual		$ 1,000.00	$ 1,022.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class C	1.75%
Actual		$ 1,000.00	$ 1,018.90	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
Global Bond	.75%
Actual		$ 1,000.00	$ 1,023.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,023.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2012	As of June 30, 2012
US Dollar	43.4	43.4
European Monetary Unit	24.6	25.4
Japanese Yen	9.3	12.7
British Pound	4.9	5.0
Canadian Dollar	3.5	2.6
Other	14.3	10.9
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 18.0%	U.S. Government and U.S. Government Agency Obligations 25.7%
AAA 13.2%	AAA 28.6%
AA 4.5%	AA 7.9%
A 3.4%	A 9.3%
BBB 10.5%	BBB 11.6%
BB and Below 0.7%	BB and Below 3.7%
Not Rated 2.4%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 47.3%	Short-Term Investments and Net Other Assets 10.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	7.5	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.0	5.6

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Corporate Bonds 10.8%		Corporate Bonds 17.2%
	U.S. Government and U.S. Government Agency Obligations 18.0%		U.S. Government and U.S. Government Agency Obligations 25.7%
	CMOs and Other Mortgage Related Securities 1.4%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.1%		Municipal Bonds 0.2%
	Foreign Government and Government Agency Obligations 22.2%		Foreign Government and Government Agency Obligations 44.5%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 47.3%		Short-Term Investments and Net Other Assets (Liabilities) 10.3%
* Futures and Swaps	4.9%	** Futures and Swaps	0.2%
* Foreign Currency Contracts	36.0%	** Foreign Currency Contracts	8.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,700
7% 11/1/15 (d)		20,000	21,000
TOTAL AUSTRALIA			41,700
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19 (d)		5,000	5,213
Canada - 0.0%
Atlantic Power Corp. 9% 11/15/18		20,000	20,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,500
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,375
TOTAL CANADA			57,725
Cayman Islands - 0.4%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,836
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	168,935
Transocean, Inc. 6.375% 12/15/21		130,000	157,834
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	214,288
TOTAL CAYMAN ISLANDS			654,893
Denmark - 0.3%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	100,000	131,440
Dong Energy A/S 5.5% 6/29/3005 (g)	EUR	100,000	138,783
TDC A/S 3.75% 3/2/22	EUR	150,000	216,175
TOTAL DENMARK			486,398
France - 0.1%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	170,796
Germany - 0.1%
Muenchener Rueckversicherungs AG 6% 5/26/41 (g)	EUR	100,000	157,808
SAP AG 2.125% 11/13/19	EUR	50,000	66,670
TOTAL GERMANY			224,478
Ireland - 0.3%
Cloverie PLC 6.625% 9/1/42 (g)	EUR	100,000	160,202
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	280,596
TOTAL IRELAND			440,798
Liberia - 0.0%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Liberia - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 3/15/18		$ 20,000	$ 22,600
7.5% 10/15/27		10,000	11,300
TOTAL LIBERIA			49,763
Luxembourg - 0.3%
Hannover Finance SA 5% 6/30/43 (g)	EUR	200,000	288,707
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	21,150
11.5% 2/4/17 pay-in-kind (g)		20,000	21,250
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	100,000	160,009
TOTAL LUXEMBOURG			512,616
Mexico - 0.2%
America Movil S.A.B. de C.V. 5% 3/30/20		100,000	116,247
Petroleos Mexicanos 6.5% 6/2/41		120,000	150,600
TOTAL MEXICO			266,847
Netherlands - 0.9%
ABN AMRO Bank NV 6.375% 4/27/21	EUR	120,000	180,812
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	208,288
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	231,578
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	253,628
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	131,428
Lanxess Finance BV 2.625% 11/21/22	EUR	50,000	66,620
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	211,444
5.25% 9/14/27	GBP	100,000	171,861
TOTAL NETHERLANDS			1,455,659
Norway - 0.2%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	231,823
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	68,530
TOTAL NORWAY			300,353
United Kingdom - 2.1%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	218,802
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	175,000	305,713
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	219,825
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
BP Capital Markets PLC 4.742% 3/11/21		$ 110,000	$ 128,689
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	202,538
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	110,000	213,629
Hammerson PLC 2.75% 9/26/19	EUR	100,000	136,058
HSBC Bank PLC 4% 1/15/21	EUR	150,000	230,939
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	182,814
9% 2/17/22	GBP	50,000	115,179
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,388
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	150,000	247,744
6% 12/9/16	GBP	100,000	183,602
Marks & Spencer PLC 6.125% 12/2/19	GBP	75,000	139,192
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	199,989
Nationwide Building Society 6.75% 7/22/20	EUR	150,000	231,463
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	110,000	203,217
Standard Life PLC 5.5% 12/4/42 (g)	GBP	100,000	170,711
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	189,866
TOTAL UNITED KINGDOM			3,525,358
United States of America - 5.9%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)		5,000	5,075
Ally Financial, Inc.:
5.5% 2/15/17		30,000	32,025
7.5% 9/15/20		15,000	18,113
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,400
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	143,292
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,063
9.375% 12/1/17		20,000	21,950
Aon Corp. 5% 9/30/20		100,000	114,017
ARAMARK Corp. 8.5% 2/1/15		10,000	10,025
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,675
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	147,376
AT&T, Inc. 5.55% 8/15/41		400,000	478,637
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	33,150
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,350
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CB Richard Ellis Services, Inc. 6.625% 10/15/20		$ 20,000	$ 21,826
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,575
7% 1/15/19		20,000	21,450
7.25% 10/30/17		20,000	21,775
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,188
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	31,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,900
CIT Group, Inc.:
5.375% 5/15/20		20,000	21,850
5.5% 2/15/19 (d)		10,000	10,900
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,338
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,175
5.25% 8/1/20		5,000	5,213
Comcast Corp.:
3.125% 7/15/22		20,000	20,813
4.65% 7/15/42		398,000	418,217
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,925
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,545
CSC Holdings LLC 8.625% 2/15/19		30,000	35,850
D.R. Horton, Inc. 4.375% 9/15/22		5,000	5,100
Dana Holding Corp. 6.5% 2/15/19		15,000	15,863
DCP Midstream LLC 4.75% 9/30/21 (d)		230,000	244,176
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,650
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,444
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	147,400
Discover Financial Services 3.85% 11/21/22 (d)		220,000	226,752
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)		5,000	5,550
9.875% 4/15/18 (d)		5,000	5,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,350
Duke Realty LP 6.5% 1/15/18		130,000	154,084
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,963
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,100
ERP Operating LP 4.625% 12/15/21		620,000	697,667
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Exterran Holdings, Inc. 7.25% 12/1/18		$ 10,000	$ 10,563
Fifth Third Bancorp 8.25% 3/1/38		100,000	142,651
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,050
7.375% 6/15/19 (d)		5,000	5,175
FirstEnergy Corp. 7.375% 11/15/31		110,000	141,772
Ford Motor Co. 7.45% 7/16/31		10,000	12,700
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,500
Fortune Brands, Inc. 5.875% 1/15/36		100,000	115,757
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,050
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,800
GMAC LLC 8% 11/1/31		15,000	19,013
GrafTech International Ltd. 6.375% 11/15/20 (d)		5,000	5,175
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,425
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	17,138
HealthSouth Corp.:
5.75% 11/1/24		15,000	15,225
7.25% 10/1/18		13,000	14,105
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,388
IAC/InterActiveCorp 4.75% 12/15/22 (d)		10,000	10,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,725
8% 1/15/18		20,000	21,475
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,702
8.625% 9/15/15		20,000	22,450
8.625% 1/15/22		20,000	24,700
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,150
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,900
KB Home 7.5% 9/15/22		5,000	5,463
Kraft Foods, Inc. 5.375% 2/10/20		600,000	723,743
Liberty Property LP:
3.375% 6/15/23		75,000	74,119
4.75% 10/1/20		100,000	109,141
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,800
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	21,450
6.75% 10/1/20 (d)		5,000	5,100
7.625% 1/15/17		20,000	21,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Mirant Americas Generation LLC 9.125% 5/1/31		$ 10,000	$ 11,000
Mylan, Inc. 6% 11/15/18 (d)		10,000	11,044
NBCUniversal Media LLC 4.375% 4/1/21		100,000	112,224
NCR Corp. 4.625% 2/15/21 (d)		5,000	5,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,975
7.75% 10/15/18		15,000	16,688
NiSource Finance Corp.:
4.45% 12/1/21		150,000	164,087
5.25% 2/15/43		110,000	116,097
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	16,050
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,900
Oil States International, Inc.:
5.125% 1/15/23 (d)		5,000	5,069
6.5% 6/1/19		25,000	26,625
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,463
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,850
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	32,700
PNC Bank NA 2.7% 11/1/22		250,000	249,779
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	16,425
Prudential Financial, Inc. 4.5% 11/16/21		600,000	674,087
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,534
Regions Financial Corp. 7.75% 11/10/14		120,000	133,056
Reynolds American, Inc. 3.25% 11/1/22		820,000	822,722
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,175
9.875% 8/15/19		5,000	5,350
Rite Aid Corp.:
9.25% 3/15/20		30,000	31,800
9.5% 6/15/17		20,000	20,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,188
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,250
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,263
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,250
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,400
8.125% 9/15/19 (d)		10,000	11,150
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,750
Simon Property Group LP 4.125% 12/1/21		100,000	110,947
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.:
6% 12/1/16		$ 20,000	$ 21,750
7% 3/1/20 (d)		20,000	23,250
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,200
8.375% 1/15/21		20,000	23,350
10.75% 9/15/16		20,000	24,850
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,300
7.625% 3/15/20		30,000	33,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		5,000	5,163
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,331
Tesoro Corp.:
4.25% 10/1/17		5,000	5,175
5.375% 10/1/22		5,000	5,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,225
The AES Corp.:
7.375% 7/1/21		20,000	22,200
7.75% 10/15/15		20,000	22,450
8% 10/15/17		20,000	23,100
The Dow Chemical Co. 4.125% 11/15/21		630,000	689,475
Time Warner Cable, Inc. 4.125% 2/15/21		150,000	164,109
Time Warner, Inc. 4.9% 6/15/42		160,000	171,119
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		10,000	10,325
United Technologies Corp.:
3.1% 6/1/22		100,000	105,778
4.5% 6/1/42		100,000	110,759
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,488
8.5% 5/15/21 (d)		30,000	30,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,363
6.5% 7/15/16 (d)		5,000	5,256
6.875% 12/1/18 (d)		10,000	10,775
Verizon Communications, Inc. 3.5% 11/1/21		130,000	142,070
VPI Escrow Corp. 6.375% 10/15/20 (d)		5,000	5,319
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
WellPoint, Inc. 4.625% 5/15/42		$ 110,000	$ 113,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,625
TOTAL UNITED STATES OF AMERICA			9,817,469
TOTAL NONCONVERTIBLE BONDS (Cost $17,323,450)			18,010,066
Commercial Mortgage Securities - 1.4%

United States of America - 1.4%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	535,550
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		600,000	696,395
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	263,180
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	571,952
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)		225,000	262,163
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,234,855)			2,329,240
U.S. Government and Government Agency Obligations - 11.7%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		511,860	560,016
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bonds:
2.75% 11/15/42		2,517,000	2,414,905
3.5% 2/15/39		770,000	866,750
U.S. Treasury Notes:
1.5% 7/31/16 (f)		1,950,000	2,019,973
1.625% 11/15/22		12,529,000	12,379,346
1.75% 5/15/22		634,000	638,882
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/22		$ 134,000	$ 138,447
2.375% 2/28/15		420,000	438,750
TOTAL U.S. TREASURY OBLIGATIONS			18,897,053
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,441,861)			19,457,069
Foreign Government and Government Agency Obligations - 22.2%

Australia - 4.1%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	3,945,468
5.5% 4/21/23	AUD	2,310,000	2,860,592
5.75% 7/15/22	AUD	58,000	72,619
TOTAL AUSTRALIA			6,878,679
Canada - 4.0%
Canadian Government:
1% 2/1/15	CAD	310,000	310,739
1.5% 3/1/17	CAD	330,000	333,649
2.75% 6/1/22	CAD	1,757,000	1,911,203
4% 6/1/41	CAD	263,000	353,333
5.75% 6/1/33	CAD	100,000	156,083
Canadian Government Treasury Bills 1.0106% to 1.0152% 5/23/13	CAD	3,640,000	3,645,599
TOTAL CANADA			6,710,606
France - 1.2%
French Government:
OAT:
3% 4/25/22	EUR	700,000	1,013,818
4.5% 4/25/41	EUR	50,000	85,072
5.5% 4/25/29	EUR	80,000	146,335
2.25% 10/25/22	EUR	600,000	809,213
TOTAL FRANCE			2,054,438
Germany - 1.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	410,508	569,284
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
1.5% 9/4/22	EUR	600,000	$ 805,761
1.75% 7/4/22	EUR	70,000	96,251
2.5% 7/4/44	EUR	220,000	312,967
3.5% 7/4/19	EUR	100,000	155,911
4.75% 7/4/34	EUR	50,000	96,703
TOTAL GERMANY			2,036,877
Italy - 0.4%
Buoni Poliennali Del Tes:
5.5% 9/1/22	EUR	260,000	372,313
5.5% 11/1/22	EUR	210,000	299,677
TOTAL ITALY			671,990
Japan - 1.4%
Japan Government:
0.8% 6/20/22	JPY	4,700,000	54,485
0.8% 9/20/22	JPY	34,900,000	404,694
0.9% 3/20/22	JPY	113,350,000	1,329,685
1.7% 3/20/32	JPY	45,700,000	526,441
TOTAL JAPAN			2,315,305
Korea (South) - 0.9%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	1,161,606
4.25% 6/10/21	KRW	292,000,000	296,511
TOTAL KOREA (SOUTH)			1,458,117
Malaysia - 2.0%
Malaysian Government:
3.314% 10/31/17	MYR	8,420,000	2,760,725
3.418% 8/15/22	MYR	1,600,000	518,509
TOTAL MALAYSIA			3,279,234
Mexico - 2.7%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	937,153
6.5% 6/9/22	MXN	13,530,000	1,133,458
7.5% 6/3/27	MXN	11,910,000	1,074,354
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.75% 12/14/17	MXN	12,500,000	$ 1,077,852
8.5% 5/31/29	MXN	3,000,000	292,628
TOTAL MEXICO			4,515,445
Netherlands - 0.9%
Dutch Government:
2.25% 7/15/22	EUR	220,000	309,804
4.5% 7/15/17	EUR	750,000	1,169,922
TOTAL NETHERLANDS			1,479,726
Singapore - 1.5%
Republic of Singapore:
3% 9/1/24	SGD	1,480,000	1,392,202
3.25% 9/1/20	SGD	1,200,000	1,137,011
TOTAL SINGAPORE			2,529,213
South Africa - 0.3%
South African Republic:
7.75% 2/28/23	ZAR	2,220,000	280,474
10.5% 12/21/26	ZAR	970,000	146,676
TOTAL SOUTH AFRICA			427,150
Sweden - 1.0%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,727,743
United Kingdom - 0.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	592,778
1.75% 9/7/22	GBP	70,000	113,068
4% 3/7/22	GBP	60,000	116,863
4.5% 12/7/42	GBP	50,000	103,550
TOTAL UNITED KINGDOM			926,259
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,103,399)			37,010,782
Municipal Securities - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,847)		$ 100,000	$ 139,075
Preferred Securities - 0.2%

Germany - 0.1%
RWE AG 4.625% (e)(g)	110,000	149,528
United Kingdom - 0.1%
Scottish & Southern Energy PLC 5.625% (e)(g)	150,000	212,913
TOTAL PREFERRED SECURITIES (Cost $336,196)		362,441
Fixed-Income Funds - 6.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $10,248,690)	93,852	10,273,978
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.18% (a) (Cost $19,837,691)	19,837,691	19,837,691
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5-Year Series 18 Index expiring December 2017, exercise rate 1.20%	2/20/13	1,100,000	$ 6,305
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.10%	1/16/13	4,500,000	1,910
TOTAL PURCHASED SWAPTIONS (Cost $23,043)			8,215
TOTAL INVESTMENT PORTFOLIO - 64.4% (Cost $105,675,032)	107,428,557
NET OTHER ASSETS (LIABILITIES) - 35.6%	59,397,005
NET ASSETS - 100%	$ 166,825,562
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
3 Eurex Euro-Bund Index Contracts (Germany)	March 2013	$ 576,713	$ (359)
6 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2013	1,159,078	2,771
TOTAL BOND INDEX CONTRACTS		1,735,791	2,412
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Treasury Contracts
3 CBOT 10-Year U.S. Treasury Note Contracts	March 2013	$ 398,344	$ (1,858)
2 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	295,000	866
TOTAL TREASURY CONTRACTS		693,344	(992)
TOTAL PURCHASED		2,429,135	1,420
Sold
Bond Index Contracts
6 Eurex Euro-Bobl Index Contracts (Germany)	March 2013	1,012,296	(7,054)
Treasury Contracts
4 CBOT 5-Year U.S. Treasury Note Contracts	March 2013	497,656	(414)
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	650,375	10,647
TOTAL TREASURY CONTRACTS		1,148,031	10,233
TOTAL SOLD		2,160,327	3,179
		$ 4,589,462	$ 4,599
The face value of futures purchased as a percentage of net assets is 1.5%

The face value of futures sold as a percentage of net assets is 1.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/2/13	AUD	Deutsche Bank AG	Buy	1,616,531	$ 1,678,282	$ 404
1/2/13	CAD	Deutsche Bank AG	Buy	1,068,440	1,072,498	1,636
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/2/13	EUR	Deutsche Bank AG	Buy	980,000	$ 1,296,246	$ (2,695)
1/2/13	MXN	Deutsche Bank AG	Buy	22,487,905	1,730,531	9,171
1/3/13	MYR	JPMorgan Chase Bank	Buy	6,886,556	2,251,612	368
1/3/13	SGD	Deutsche Bank AG	Buy	2,113,506	1,727,996	2,187
1/3/13	ZAR	Deutsche Bank AG	Buy	3,683,071	433,236	1,216
1/17/13	AUD	Barclays Bank PLC, London	Buy	18,000	18,936	(269)
1/17/13	AUD	Citibank NA	Sell	3,568,000	3,725,117	24,843
1/17/13	AUD	Credit Suisse Intl.	Buy	887,000	920,396	(512)
1/17/13	AUD	Deutsche Bank AG	Buy	275,000	284,540	655
1/17/13	AUD	Deutsche Bank AG	Sell	379,950	399,182	5,146
1/17/13	AUD	Deutsche Bank AG	Sell	1,443,000	1,496,405	(90)
1/17/13	AUD	JPMorgan Chase Bank	Buy	364,000	376,828	666
1/17/13	CAD	Barclays Bank PLC, London	Buy	9,000	9,139	(95)
1/17/13	CAD	Barclays Bank PLC, London	Buy	193,000	193,935	22
1/17/13	CAD	Barclays Bank PLC, London	Buy	718,000	724,157	(2,597)
1/17/13	CAD	Barclays Bank PLC, London	Sell	12,000	12,069	10
1/17/13	CAD	Citibank NA	Buy	574,000	581,056	(4,210)
1/17/13	CAD	Credit Suisse Intl.	Buy	10,988	11,063	(21)
1/17/13	CAD	Credit Suisse Intl.	Buy	355,000	357,039	(279)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CAD	Credit Suisse Intl.	Buy	1,508,000	$ 1,515,321	$ 156
1/17/13	CAD	Credit Suisse Intl.	Sell	2,810,000	2,830,017	6,085
1/17/13	CAD	Deutsche Bank AG	Buy	174,000	174,984	(121)
1/17/13	CAD	Deutsche Bank AG	Buy	237,000	237,733	442
1/17/13	CAD	Deutsche Bank AG	Sell	736,803	747,674	7,218
1/17/13	CAD	Deutsche Bank AG	Sell	933,000	936,246	(1,380)
1/17/13	CAD	JPMorgan Chase Bank	Buy	13,427	13,528	(34)
1/17/13	CAD	JPMorgan Chase Bank	Buy	358,000	360,031	(256)
1/17/13	CHF	Barclays Bank PLC, London	Buy	8,000	8,642	108
1/17/13	CHF	Barclays Bank PLC, London	Buy	178,000	194,553	126
1/17/13	CHF	Barclays Bank PLC, London	Buy	503,000	541,170	8,961
1/17/13	CHF	Credit Suisse Intl.	Buy	382,000	418,237	(444)
1/17/13	CHF	Deutsche Bank AG	Buy	80,000	87,578	(82)
1/17/13	CHF	Deutsche Bank AG	Buy	131,000	143,835	(560)
1/17/13	CLP	Barclays Bank PLC, London	Buy	19,222,000	39,686	355
1/17/13	CLP	Credit Suisse Intl.	Buy	44,650,000	93,332	(321)
1/17/13	CZK	Barclays Bank PLC, London	Sell	4,234,000	223,166	391
1/17/13	CZK	Deutsche Bank AG	Sell	1,959,000	103,139	65
1/17/13	CZK	Deutsche Bank AG	Sell	7,392,000	388,553	(383)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CZK	JPMorgan Chase Bank	Sell	8,917,000	$ 456,232	$ (12,943)
1/17/13	DKK	Barclays Bank PLC, London	Sell	62,000	10,820	(152)
1/17/13	DKK	Credit Suisse Intl.	Buy	1,654,000	287,799	4,901
1/17/13	DKK	Deutsche Bank AG	Buy	953,000	169,232	(584)
1/17/13	DKK	Deutsche Bank AG	Buy	1,500,000	265,648	(200)
1/17/13	EUR	Barclays Bank PLC, London	Buy	26,000	34,238	86
1/17/13	EUR	Barclays Bank PLC, London	Buy	30,000	39,637	(32)
1/17/13	EUR	Barclays Bank PLC, London	Buy	1,067,000	1,413,503	(4,904)
1/17/13	EUR	Barclays Bank PLC, London	Buy	1,311,000	1,733,794	(3,078)
1/17/13	EUR	Barclays Bank PLC, London	Sell	188,000	244,625	(3,563)
1/17/13	EUR	Citibank NA	Buy	4,629,000	5,997,888	113,080
1/17/13	EUR	Credit Suisse Intl.	Buy	58,000	75,398	1,170
1/17/13	EUR	Credit Suisse Intl.	Buy	7,616,000	10,062,830	(8,576)
1/17/13	EUR	Credit Suisse Intl.	Sell	700,000	914,813	(9,292)
1/17/13	EUR	Deutsche Bank AG	Buy	24,000	31,402	282
1/17/13	EUR	Deutsche Bank AG	Buy	26,000	34,510	(186)
1/17/13	EUR	Deutsche Bank AG	Buy	600,000	779,319	12,770
1/17/13	EUR	Deutsche Bank AG	Buy	938,000	1,242,601	(4,302)
1/17/13	EUR	Deutsche Bank AG	Buy	1,915,000	2,528,120	(35)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	EUR	Deutsche Bank AG	Buy	3,913,000	$ 5,162,969	$ 2,774
1/17/13	EUR	Deutsche Bank AG	Sell	244,000	322,780	664
1/17/13	EUR	JPMorgan Chase Bank	Buy	30,000	39,241	363
1/17/13	EUR	JPMorgan Chase Bank	Buy	2,007,000	2,655,801	(6,262)
1/17/13	GBP	Barclays Bank PLC, London	Buy	11,000	17,871	(3)
1/17/13	GBP	Barclays Bank PLC, London	Buy	169,000	272,224	2,295
1/17/13	GBP	Barclays Bank PLC, London	Buy	208,000	336,325	1,545
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	159,686	(2,752)
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	160,250	(2,187)
1/17/13	GBP	Credit Suisse Intl.	Buy	400,000	643,483	6,267
1/17/13	GBP	Deutsche Bank AG	Buy	126,000	203,409	1,262
1/17/13	GBP	Deutsche Bank AG	Buy	140,000	226,143	1,269
1/17/13	GBP	Deutsche Bank AG	Buy	308,000	500,483	(176)
1/17/13	GBP	Deutsche Bank AG	Sell	100,000	161,211	(1,226)
1/17/13	GBP	JPMorgan Chase Bank	Buy	318,000	513,129	3,423
1/17/13	GBP	JPMorgan Chase Bank	Buy	618,000	996,710	7,153
1/17/13	GBP	JPMorgan Chase Bank	Buy	1,258,000	2,044,406	(942)
1/17/13	GBP	JPMorgan Chase Bank	Sell	1,079,000	1,728,939	(23,762)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	JPY	Barclays Bank PLC, London	Buy	14,150,000	$ 171,663	$ (8,310)
1/17/13	JPY	Barclays Bank PLC, London	Buy	42,950,000	499,072	(3,240)
1/17/13	JPY	Barclays Bank PLC, London	Buy	52,450,000	609,659	(4,155)
1/17/13	JPY	Barclays Bank PLC, London	Buy	82,850,000	956,799	(346)
1/17/13	JPY	Citibank NA	Sell	34,050,000	413,384	20,297
1/17/13	JPY	Credit Suisse Intl.	Sell	12,384,820	150,596	7,620
1/17/13	JPY	Deutsche Bank AG	Buy	2,700,000	32,991	(1,821)
1/17/13	JPY	Deutsche Bank AG	Buy	26,000,000	302,111	(1,956)
1/17/13	JPY	Deutsche Bank AG	Buy	36,950,000	430,806	(4,240)
1/17/13	JPY	Deutsche Bank AG	Buy	157,300,000	1,855,938	(40,004)
1/17/13	JPY	Deutsche Bank AG	Buy	295,700,000	3,602,868	(189,188)
1/17/13	JPY	Deutsche Bank AG	Buy	399,000,000	4,621,216	(15,001)
1/17/13	JPY	JPMorgan Chase Bank	Buy	80,000,000	934,881	(11,329)
1/17/13	KRW	Credit Suisse Intl.	Buy	24,100,000	22,471	187
1/17/13	KRW	Credit Suisse Intl.	Buy	305,000,000	284,117	2,632
1/17/13	KRW	Credit Suisse Intl.	Buy	877,900,000	822,774	2,592
1/17/13	KRW	Deutsche Bank AG	Buy	172,300,000	161,330	660
1/17/13	KRW	JPMorgan Chase Bank	Buy	358,100,000	333,023	3,648
1/17/13	KRW	JPMorgan Chase Bank	Sell	467,100,000	428,689	(10,459)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	MXN	Barclays Bank PLC, London	Buy	3,587,000	$ 275,363	$ 1,685
1/17/13	MXN	Credit Suisse Intl.	Sell	15,416,000	1,182,584	(8,093)
1/17/13	MXN	Deutsche Bank AG	Buy	1,686,000	129,422	799
1/17/13	MXN	Deutsche Bank AG	Buy	7,049,000	542,022	2,418
1/17/13	MXN	Deutsche Bank AG	Sell	19,149,000	1,471,977	(7,024)
1/17/13	MXN	JPMorgan Chase Bank	Buy	14,951,000	1,150,037	4,725
1/17/13	MYR	Barclays Bank PLC, London	Sell	825,161	270,279	442
1/17/13	MYR	Citibank NA	Buy	1,783,000	583,824	(764)
1/17/13	MYR	Credit Suisse Intl.	Buy	1,148,000	374,246	1,163
1/17/13	MYR	Deutsche Bank AG	Buy	642,000	209,530	411
1/17/13	MYR	Deutsche Bank AG	Buy	3,496,000	1,143,605	(374)
1/17/13	MYR	JPMorgan Chase Bank	Buy	1,376,000	448,574	1,394
1/17/13	NOK	Barclays Bank PLC, London	Buy	640,000	112,410	2,670
1/17/13	NOK	Deutsche Bank AG	Buy	395,000	70,767	258
1/17/13	NOK	Deutsche Bank AG	Buy	623,000	111,912	111
1/17/13	NZD	Deutsche Bank AG	Buy	101,000	82,507	864
1/17/13	NZD	JPMorgan Chase Bank	Buy	113,000	92,686	591
1/17/13	NZD	JPMorgan Chase Bank	Buy	140,000	115,350	215
1/17/13	PLN	Citibank NA	Buy	2,765,000	872,928	18,717
1/17/13	PLN	Deutsche Bank AG	Buy	215,000	69,544	(212)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	PLN	Deutsche Bank AG	Buy	484,000	$ 155,338	$ 740
1/17/13	PLN	Deutsche Bank AG	Buy	675,000	218,446	(775)
1/17/13	PLN	Deutsche Bank AG	Sell	1,880,000	590,443	(15,811)
1/17/13	SEK	Barclays Bank PLC, London	Buy	151,000	22,854	356
1/17/13	SEK	Barclays Bank PLC, London	Buy	1,609,000	247,116	200
1/17/13	SEK	Credit Suisse Intl.	Sell	8,418,000	1,258,254	(35,657)
1/17/13	SEK	Deutsche Bank AG	Buy	729,000	112,171	(118)
1/17/13	SEK	Deutsche Bank AG	Buy	2,884,000	443,078	215
1/17/13	SGD	Barclays Bank PLC, London	Buy	575,000	470,816	(121)
1/17/13	SGD	Barclays Bank PLC, London	Sell	996,374	814,114	(1,517)
1/17/13	SGD	Deutsche Bank AG	Buy	135,000	110,403	108
1/17/13	SGD	Deutsche Bank AG	Buy	280,000	228,809	399
1/17/13	SGD	Deutsche Bank AG	Buy	1,351,000	1,106,484	(555)
1/17/13	SGD	Deutsche Bank AG	Sell	1,858,000	1,519,006	(1,953)
1/17/13	SGD	JPMorgan Chase Bank	Buy	1,610,000	1,317,070	876
1/17/13	TRY	Barclays Bank PLC, London	Buy	514,000	285,323	2,100
1/17/13	TRY	Citibank NA	Buy	513,000	284,697	2,166
1/17/13	TRY	Deutsche Bank AG	Buy	158,000	88,224	127
1/17/13	TRY	Deutsche Bank AG	Buy	261,000	145,367	581
1/17/13	TRY	Deutsche Bank AG	Buy	855,000	477,748	357
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	TRY	JPMorgan Chase Bank	Buy	373,000	$ 206,903	$ 1,674
1/17/13	ZAR	Barclays Bank PLC, London	Sell	99,000	11,146	(503)
1/17/13	ZAR	Citibank NA	Buy	2,572,000	301,833	817
1/17/13	ZAR	Citibank NA	Sell	2,477,000	284,192	(7,279)
1/17/13	ZAR	Deutsche Bank AG	Sell	3,683,071	432,346	(1,044)
						$ (157,005)

For the period, the average contract value for foreign currency contracts was $54,597,246. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	$ 15,721	$ (23,459)	$ (7,738)
PPR SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	200,000	1,337	(3,039)	(1,702)
Societe Generale		Dec. 2017	JPMorgan Chase Bank	(1%)	EUR	425,000	16,374	(35,242)	(18,868)
WPP Group PLC		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	110,000	(626)	136	(490)
TOTAL BUY PROTECTION							32,806	(61,604)	(28,798)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2017	JPMorgan Chase Bank	1%	EUR	110,000	(2,558)	3,196	638
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Citibank NA	1%	EUR	2,500,000	(27,327)	27,327	0
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Credit Suisse Intl.	1%	EUR	4,500,000	(47,925)	33,970	(13,955)
TOTAL SELL PROTECTION							(77,810)	64,493	(13,317)
TOTAL CREDIT DEFAULT SWAPS							$ (45,004)	$ 2,889	$ (42,115)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,180,509 or 0.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $95,301.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,445
Fidelity Mortgage Backed Securities Central Fund	103,151
Total	$ 108,596
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 10,248,690	$ -	$ 10,273,978	0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 18,010,066	$ -	$ 18,010,066	$ -
Commercial Mortgage Securities	2,329,240	-	2,329,240	-
U.S. Government and Government Agency Obligations	19,457,069	-	19,457,069	-
Foreign Government and Government Agency Obligations	37,010,782	-	37,010,782	-
Municipal Securities	139,075	-	139,075	-
Preferred Securities	362,441	-	362,441	-
Fixed-Income Funds	10,273,978	10,273,978	-	-
Money Market Funds	19,837,691	19,837,691	-	-
Purchased Swaptions	8,215	-	8,215	-
Total Investments in Securities:	$ 107,428,557	$ 30,111,669	$ 77,316,888	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 314,350	$ -	$ 314,350	$ -
Futures Contracts	14,284	14,284	-	-
Swap Agreements	33,432	-	33,432	-
Total Assets	$ 362,066	$ 14,284	$ 347,782	$ -
Liabilities
Foreign Currency Contracts	$ (471,355)	$ -	$ (471,355)	$ -
Futures Contracts	(9,685)	(9,685)	-	-
Swap Agreements	(78,436)	-	(78,436)	-
Total Liabilities	$ (559,476)	$ (9,685)	$ (549,791)	$ -
Total Other Derivative Instruments:	$ (197,410)	$ 4,599	$ (202,009)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (d)	$ 33,432	$ (78,436)
Purchased Options (c)	8,215	-
Total Credit Risk	41,647	(78,436)
Foreign Exchange Risk
Foreign Currency Contracts (a)	314,350	(471,355)
Interest Rate Risk
Futures Contracts (b)	14,284	(9,685)
Total Value of Derivatives	$ 370,281	$ (559,476)
(a) Value is disclosed on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is included in the Statement of Assets and Liabilities in the Investment in securities, at value line-item.
(d) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $75,588,651)	$ 77,316,888
Fidelity Central Funds (cost $30,086,381)	30,111,669
Total Investments (cost $105,675,032)		$ 107,428,557
Cash		22,769,178
Foreign currency held at value (cost $210,467)		209,769
Unrealized appreciation on foreign currency contracts		314,350
Receivable for swap agreements		58,773
Receivable for fund shares sold		58,151,553
Interest receivable		581,613
Distributions receivable from Fidelity Central Funds		11,499
Swap agreements, at value		33,432
Prepaid expenses		29,106
Receivable from investment adviser for expense reductions		34,080
Total assets		189,621,910

Liabilities
Payable for investments purchased	$ 22,101,708
Unrealized depreciation on foreign currency contracts	471,355
Payable for swap agreements	15,331
Payable for fund shares redeemed	5,130
Swap agreements, at value	78,436
Accrued management fee	29,577
Distribution and service plan fees payable	3,573
Payable for daily variation margin on futures contracts	1,687
Other affiliated payables	6,712
Other payables and accrued expenses	82,839
Total liabilities		22,796,348

Net Assets		$ 166,825,562
Net Assets consist of:
Paid in capital		$ 166,201,950
Undistributed net investment income		159,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,072,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,536,950
Net Assets		$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,041,044 ÷ 299,960 shares)	$ 10.14

Maximum offering price per share (100/96.00 of $10.14)	$ 10.56
Class T: Net Asset Value and redemption price per share ($2,747,003 ÷ 270,958 shares)	$ 10.14

Maximum offering price per share (100/96.00 of $10.14)	$ 10.56
Class C: Net Asset Value and offering price per share ($2,994,358 ÷ 295,410 shares)A	$ 10.14

Global Bond: Net Asset Value, offering price and redemption price per share ($155,462,690 ÷ 15,334,622 shares)	$ 10.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,580,467 ÷ 254,539 shares)	$ 10.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to December 31, 2012

Investment Income
Interest		$ 716,345
Income from Fidelity Central Funds		108,596
Income before foreign taxes withheld		824,941
Less foreign taxes withheld		(2,209)
Total income		822,732

Expenses
Management fee	$ 190,516
Transfer agent fees	27,330
Distribution and service plan fees	23,971
Accounting fees and expenses	17,463
Custodian fees and expenses	5,695
Independent trustees' compensation	112
Registration fees	66,241
Audit	129,157
Legal	71
Miscellaneous	538
Total expenses before reductions	461,094
Expense reductions	(183,888)	277,206
Net investment income (loss)		545,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,723
Foreign currency transactions	(566,820)
Futures contracts	(46,972)
Swap agreements	(95,074)
Total net realized gain (loss)		(530,143)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,753,525
Assets and liabilities in foreign currencies	(179,059)
Futures contracts	4,599
Swap agreements	(42,115)
Total change in net unrealized appreciation (depreciation)		1,536,950
Net gain (loss)		1,006,807
Net increase (decrease) in net assets resulting from operations		$ 1,552,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 545,526
Net realized gain (loss)	(530,143)
Change in net unrealized appreciation (depreciation)	1,536,950
Net increase (decrease) in net assets resulting from operations	1,552,333
Distributions to shareholders from net investment income	(492,850)
Distributions to shareholders from net realized gain	(435,871)
Total distributions	(928,721)
Share transactions - net increase (decrease)	166,201,950
Total increase (decrease) in net assets	166,825,562

Net Assets
Beginning of period	-
End of period (including undistributed net investment incomeof $159,402)	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.088
Net realized and unrealized gain (loss)	.207
Total from investment operations	.295
Distributions from net investment income	(.078)
Distributions from net realized gain	(.077)
Total distributions	(.155)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,041
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.088
Net realized and unrealized gain (loss)	.207
Total from investment operations	.295
Distributions from net investment income	(.078)
Distributions from net realized gain	(.077)
Total distributions	(.155)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,747
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.042
Net realized and unrealized gain (loss)	.208
Total from investment operations	.250
Distributions from net investment income	(.033)
Distributions from net realized gain	(.077)
Total distributions	(.110)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.36% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,994
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Bond

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.103
Net realized and unrealized gain (loss)	.208
Total from investment operations	.311
Distributions from net investment income	(.094)
Distributions from net realized gain	(.077)
Total distributions	(.171)
Net asset value, end of period	$ 10.14
Total Return B,C	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.28% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,463
Portfolio turnover rate F	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.104
Net realized and unrealized gain (loss)	.207
Total from investment operations	.311
Distributions from net investment income	(.094)
Distributions from net realized gain	(.077)
Total distributions	(.171)
Net asset value, end of period	$ 10.14
Total Return B,C	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.36% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,580
Portfolio turnover rate F	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded on the ex-dividend date. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to futures contracts, wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,688,259
Gross unrealized depreciation	(740,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,948,081

Tax Cost	$ 105,480,476

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 23,374
Undistributed long-term capital gain	$ 8,165
Net unrealized appreciation (depreciation)	$ 1,721,693

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
Ordinary Income	$ 928,721

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (95,074)	$ (42,115)
Purchased Options (a)	(10,410)	(14,828)
Total Credit Risk	(105,484)	(56,943)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(697,734)	(157,005)
Interest Rate Risk
Futures Contracts (a)	(46,972)	4,599
Totals	$ (850,190)	$ (209,349)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

Annual Report

4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swap Agreements - continued

(loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $86,108,058 and $23,296,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,065	$ 3,904
Class T	-%	.25%	3,949	3,890
Class C	.75%	.25%	15,957	15,741
			$ 23,971	$ 23,535

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class C*	$ 8

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,522.15
Class T	2,402.15
Class C	2,545.16
Global Bond	17,502.06
Institutional Class	2,359.15
	$ 27,330

* Annualized

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 9,957
Class T	1.00%	9,604
Class C	1.75%	9,832
Global Bond	.75%	144,996
Institutional Class	.75%	9,468
		$ 183,857

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012 A
From net investment income
Class A	$ 21,150
Class T	20,008
Class C	8,851
Global Bond	419,249
Institutional Class	23,592
Total	$ 492,850
From net realized gain
Class A	$ 22,231
Class T	19,979
Class C	22,156
Global Bond	352,134
Institutional Class	19,371
Total	$ 435,871

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended December 31, 2012	Shares A	Dollars A
Class A
Shares sold	297,699	$ 2,987,457
Reinvestment of distributions	4,252	43,238
Shares redeemed	(1,991)	(20,238)
Net increase (decrease)	299,960	$ 3,010,457
Class T
Shares sold	267,172	$ 2,674,873
Reinvestment of distributions	3,932	39,987
Shares redeemed	(146)	(1,500)
Net increase (decrease)	270,958	$ 2,713,360
Class C
Shares sold	292,516	$ 2,934,597
Reinvestment of distributions	3,052	31,007
Shares redeemed	(158)	(1,612)
Net increase (decrease)	295,410	$ 2,963,992
Global Bond
Shares sold	15,449,560	$ 156,144,834
Reinvestment of distributions	75,497	768,036
Shares redeemed	(190,435)	(1,944,936)
Net increase (decrease)	15,334,622	$ 154,967,934
Institutional Class
Shares sold	250,316	$ 2,503,244
Reinvestment of distributions	4,223	42,963
Net increase (decrease)	254,539	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period of May 22, 2012 through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Global Bond Fund	02/19/13	02/15/13	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $8,165, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $213,105 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GLB-UANN-0213
1.939060.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Class A, Class T,
and Class C

Annual Report

December 31, 2012

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Global Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor® Global Bond Fund's - Class A, Class T, and Class C cumulative total return and show you what would have happened if Class A, Class T, and Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Bond Fund - Class A on May 22, 2012, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets saw solid gains for the year ending December 31, 2012, as higher-risk assets rallied on central bank efforts to sustain debt-plagued Europe. Global bonds rose 6.89% for the period, according to the Barclays® Global Aggregate GDP Weighted Index, which measures the performance of the global investment-grade fixed-rate bond market by factoring in country weightings based on a nation's gross domestic product (GDP). Most gains came in the year's second half, after European Central Bank officials pledged to do "whatever it takes" to prevent the eurozone's collapse, and England, Japan and the U.S. continued their monetary easings. Within the index, fundamentally riskier bonds rallied most, led by Eastern Europe, Middle East and Africa (EMEA), and Latin America, which rose about 17% and 15%, respectively, while Asia emerging markets (+12%) and Europe (+13%) posted impressive gains as well. Australia/New Zealand (+9%) outpaced the market, as investors also sought high-quality yield from countries outside of debt-plagued Europe. Elsewhere for the year, U.S. bonds rose 4%, while Canada added 6%. Conversely, Japan (-9%) suffered as the country's fiscal profile worsened despite new leadership. Among sectors, corporate bonds posted a solid 12% gain, while government-related securities advanced 8% and Treasuries rose 5%. Lower-quality and longer-maturity debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® Global Bond Fund: From the fund's inception on May 22, 2012, through December 31, 2012, its Class A, Class T and Class C shares returned 2.95%, 2.95% and 2.50%, respectively (excluding sales charges), underperforming the 5.09% gain of its benchmark, the Barclays® Global Aggregate GDP Weighted Index. Versus the index, the fund was hurt by its more-conservative positioning, including a decision to tread lightly in government-related bonds issued by fundamentally challenged countries such as Spain - where we had no exposure - and Italy. Conversely, stakes in Australian government debt and Mexican local currency bonds were a plus. At the sector level, the fund was helped by security selection among corporate bonds, where we were overweight defensive areas such as investment-grade utilities, industrials and non-cyclical investments in the U.K. and Europe. Global currencies produced mixed results. The fund was hurt by both underweighting the euro, which rallied, and overweighting the comparatively weak U.S. dollar. However, outsized stakes in the Swedish krona, Mexican peso and Malaysian ringgit aided performance. An out-of-benchmark allocation to high-yield bonds also helped, along with an overweighting in U.S. commercial mortgage-backed securities.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,022.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class T	1.00%
Actual		$ 1,000.00	$ 1,022.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class C	1.75%
Actual		$ 1,000.00	$ 1,018.90	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
Global Bond	.75%
Actual		$ 1,000.00	$ 1,023.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,023.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2012	As of June 30, 2012
US Dollar	43.4	43.4
European Monetary Unit	24.6	25.4
Japanese Yen	9.3	12.7
British Pound	4.9	5.0
Canadian Dollar	3.5	2.6
Other	14.3	10.9
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 18.0%	U.S. Government and U.S. Government Agency Obligations 25.7%
AAA 13.2%	AAA 28.6%
AA 4.5%	AA 7.9%
A 3.4%	A 9.3%
BBB 10.5%	BBB 11.6%
BB and Below 0.7%	BB and Below 3.7%
Not Rated 2.4%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 47.3%	Short-Term Investments and Net Other Assets 10.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	7.5	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.0	5.6

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Corporate Bonds 10.8%		Corporate Bonds 17.2%
	U.S. Government and U.S. Government Agency Obligations 18.0%		U.S. Government and U.S. Government Agency Obligations 25.7%
	CMOs and Other Mortgage Related Securities 1.4%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.1%		Municipal Bonds 0.2%
	Foreign Government and Government Agency Obligations 22.2%		Foreign Government and Government Agency Obligations 44.5%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 47.3%		Short-Term Investments and Net Other Assets (Liabilities) 10.3%
* Futures and Swaps	4.9%	** Futures and Swaps	0.2%
* Foreign Currency Contracts	36.0%	** Foreign Currency Contracts	8.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,700
7% 11/1/15 (d)		20,000	21,000
TOTAL AUSTRALIA			41,700
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19 (d)		5,000	5,213
Canada - 0.0%
Atlantic Power Corp. 9% 11/15/18		20,000	20,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,500
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,375
TOTAL CANADA			57,725
Cayman Islands - 0.4%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,836
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	168,935
Transocean, Inc. 6.375% 12/15/21		130,000	157,834
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	214,288
TOTAL CAYMAN ISLANDS			654,893
Denmark - 0.3%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	100,000	131,440
Dong Energy A/S 5.5% 6/29/3005 (g)	EUR	100,000	138,783
TDC A/S 3.75% 3/2/22	EUR	150,000	216,175
TOTAL DENMARK			486,398
France - 0.1%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	170,796
Germany - 0.1%
Muenchener Rueckversicherungs AG 6% 5/26/41 (g)	EUR	100,000	157,808
SAP AG 2.125% 11/13/19	EUR	50,000	66,670
TOTAL GERMANY			224,478
Ireland - 0.3%
Cloverie PLC 6.625% 9/1/42 (g)	EUR	100,000	160,202
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	280,596
TOTAL IRELAND			440,798
Liberia - 0.0%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Liberia - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 3/15/18		$ 20,000	$ 22,600
7.5% 10/15/27		10,000	11,300
TOTAL LIBERIA			49,763
Luxembourg - 0.3%
Hannover Finance SA 5% 6/30/43 (g)	EUR	200,000	288,707
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	21,150
11.5% 2/4/17 pay-in-kind (g)		20,000	21,250
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	100,000	160,009
TOTAL LUXEMBOURG			512,616
Mexico - 0.2%
America Movil S.A.B. de C.V. 5% 3/30/20		100,000	116,247
Petroleos Mexicanos 6.5% 6/2/41		120,000	150,600
TOTAL MEXICO			266,847
Netherlands - 0.9%
ABN AMRO Bank NV 6.375% 4/27/21	EUR	120,000	180,812
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	208,288
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	231,578
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	253,628
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	131,428
Lanxess Finance BV 2.625% 11/21/22	EUR	50,000	66,620
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	211,444
5.25% 9/14/27	GBP	100,000	171,861
TOTAL NETHERLANDS			1,455,659
Norway - 0.2%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	231,823
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	68,530
TOTAL NORWAY			300,353
United Kingdom - 2.1%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	218,802
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	175,000	305,713
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	219,825
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
BP Capital Markets PLC 4.742% 3/11/21		$ 110,000	$ 128,689
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	202,538
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	110,000	213,629
Hammerson PLC 2.75% 9/26/19	EUR	100,000	136,058
HSBC Bank PLC 4% 1/15/21	EUR	150,000	230,939
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	182,814
9% 2/17/22	GBP	50,000	115,179
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,388
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	150,000	247,744
6% 12/9/16	GBP	100,000	183,602
Marks & Spencer PLC 6.125% 12/2/19	GBP	75,000	139,192
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	199,989
Nationwide Building Society 6.75% 7/22/20	EUR	150,000	231,463
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	110,000	203,217
Standard Life PLC 5.5% 12/4/42 (g)	GBP	100,000	170,711
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	189,866
TOTAL UNITED KINGDOM			3,525,358
United States of America - 5.9%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)		5,000	5,075
Ally Financial, Inc.:
5.5% 2/15/17		30,000	32,025
7.5% 9/15/20		15,000	18,113
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,400
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	143,292
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,063
9.375% 12/1/17		20,000	21,950
Aon Corp. 5% 9/30/20		100,000	114,017
ARAMARK Corp. 8.5% 2/1/15		10,000	10,025
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,675
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	147,376
AT&T, Inc. 5.55% 8/15/41		400,000	478,637
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	33,150
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,350
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CB Richard Ellis Services, Inc. 6.625% 10/15/20		$ 20,000	$ 21,826
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,575
7% 1/15/19		20,000	21,450
7.25% 10/30/17		20,000	21,775
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,188
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	31,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,900
CIT Group, Inc.:
5.375% 5/15/20		20,000	21,850
5.5% 2/15/19 (d)		10,000	10,900
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,338
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,175
5.25% 8/1/20		5,000	5,213
Comcast Corp.:
3.125% 7/15/22		20,000	20,813
4.65% 7/15/42		398,000	418,217
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,925
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,545
CSC Holdings LLC 8.625% 2/15/19		30,000	35,850
D.R. Horton, Inc. 4.375% 9/15/22		5,000	5,100
Dana Holding Corp. 6.5% 2/15/19		15,000	15,863
DCP Midstream LLC 4.75% 9/30/21 (d)		230,000	244,176
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,650
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,444
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	147,400
Discover Financial Services 3.85% 11/21/22 (d)		220,000	226,752
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)		5,000	5,550
9.875% 4/15/18 (d)		5,000	5,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,350
Duke Realty LP 6.5% 1/15/18		130,000	154,084
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,963
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,100
ERP Operating LP 4.625% 12/15/21		620,000	697,667
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Exterran Holdings, Inc. 7.25% 12/1/18		$ 10,000	$ 10,563
Fifth Third Bancorp 8.25% 3/1/38		100,000	142,651
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,050
7.375% 6/15/19 (d)		5,000	5,175
FirstEnergy Corp. 7.375% 11/15/31		110,000	141,772
Ford Motor Co. 7.45% 7/16/31		10,000	12,700
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,500
Fortune Brands, Inc. 5.875% 1/15/36		100,000	115,757
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,050
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,800
GMAC LLC 8% 11/1/31		15,000	19,013
GrafTech International Ltd. 6.375% 11/15/20 (d)		5,000	5,175
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,425
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	17,138
HealthSouth Corp.:
5.75% 11/1/24		15,000	15,225
7.25% 10/1/18		13,000	14,105
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,388
IAC/InterActiveCorp 4.75% 12/15/22 (d)		10,000	10,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,725
8% 1/15/18		20,000	21,475
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,702
8.625% 9/15/15		20,000	22,450
8.625% 1/15/22		20,000	24,700
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,150
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,900
KB Home 7.5% 9/15/22		5,000	5,463
Kraft Foods, Inc. 5.375% 2/10/20		600,000	723,743
Liberty Property LP:
3.375% 6/15/23		75,000	74,119
4.75% 10/1/20		100,000	109,141
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,800
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	21,450
6.75% 10/1/20 (d)		5,000	5,100
7.625% 1/15/17		20,000	21,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Mirant Americas Generation LLC 9.125% 5/1/31		$ 10,000	$ 11,000
Mylan, Inc. 6% 11/15/18 (d)		10,000	11,044
NBCUniversal Media LLC 4.375% 4/1/21		100,000	112,224
NCR Corp. 4.625% 2/15/21 (d)		5,000	5,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,975
7.75% 10/15/18		15,000	16,688
NiSource Finance Corp.:
4.45% 12/1/21		150,000	164,087
5.25% 2/15/43		110,000	116,097
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	16,050
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,900
Oil States International, Inc.:
5.125% 1/15/23 (d)		5,000	5,069
6.5% 6/1/19		25,000	26,625
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,463
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,850
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	32,700
PNC Bank NA 2.7% 11/1/22		250,000	249,779
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	16,425
Prudential Financial, Inc. 4.5% 11/16/21		600,000	674,087
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,534
Regions Financial Corp. 7.75% 11/10/14		120,000	133,056
Reynolds American, Inc. 3.25% 11/1/22		820,000	822,722
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,175
9.875% 8/15/19		5,000	5,350
Rite Aid Corp.:
9.25% 3/15/20		30,000	31,800
9.5% 6/15/17		20,000	20,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,188
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,250
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,263
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,250
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,400
8.125% 9/15/19 (d)		10,000	11,150
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,750
Simon Property Group LP 4.125% 12/1/21		100,000	110,947
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.:
6% 12/1/16		$ 20,000	$ 21,750
7% 3/1/20 (d)		20,000	23,250
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,200
8.375% 1/15/21		20,000	23,350
10.75% 9/15/16		20,000	24,850
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,300
7.625% 3/15/20		30,000	33,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		5,000	5,163
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,331
Tesoro Corp.:
4.25% 10/1/17		5,000	5,175
5.375% 10/1/22		5,000	5,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,225
The AES Corp.:
7.375% 7/1/21		20,000	22,200
7.75% 10/15/15		20,000	22,450
8% 10/15/17		20,000	23,100
The Dow Chemical Co. 4.125% 11/15/21		630,000	689,475
Time Warner Cable, Inc. 4.125% 2/15/21		150,000	164,109
Time Warner, Inc. 4.9% 6/15/42		160,000	171,119
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		10,000	10,325
United Technologies Corp.:
3.1% 6/1/22		100,000	105,778
4.5% 6/1/42		100,000	110,759
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,488
8.5% 5/15/21 (d)		30,000	30,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,363
6.5% 7/15/16 (d)		5,000	5,256
6.875% 12/1/18 (d)		10,000	10,775
Verizon Communications, Inc. 3.5% 11/1/21		130,000	142,070
VPI Escrow Corp. 6.375% 10/15/20 (d)		5,000	5,319
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
WellPoint, Inc. 4.625% 5/15/42		$ 110,000	$ 113,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,625
TOTAL UNITED STATES OF AMERICA			9,817,469
TOTAL NONCONVERTIBLE BONDS (Cost $17,323,450)			18,010,066
Commercial Mortgage Securities - 1.4%

United States of America - 1.4%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	535,550
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		600,000	696,395
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	263,180
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	571,952
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)		225,000	262,163
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,234,855)			2,329,240
U.S. Government and Government Agency Obligations - 11.7%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		511,860	560,016
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bonds:
2.75% 11/15/42		2,517,000	2,414,905
3.5% 2/15/39		770,000	866,750
U.S. Treasury Notes:
1.5% 7/31/16 (f)		1,950,000	2,019,973
1.625% 11/15/22		12,529,000	12,379,346
1.75% 5/15/22		634,000	638,882
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/22		$ 134,000	$ 138,447
2.375% 2/28/15		420,000	438,750
TOTAL U.S. TREASURY OBLIGATIONS			18,897,053
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,441,861)			19,457,069
Foreign Government and Government Agency Obligations - 22.2%

Australia - 4.1%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	3,945,468
5.5% 4/21/23	AUD	2,310,000	2,860,592
5.75% 7/15/22	AUD	58,000	72,619
TOTAL AUSTRALIA			6,878,679
Canada - 4.0%
Canadian Government:
1% 2/1/15	CAD	310,000	310,739
1.5% 3/1/17	CAD	330,000	333,649
2.75% 6/1/22	CAD	1,757,000	1,911,203
4% 6/1/41	CAD	263,000	353,333
5.75% 6/1/33	CAD	100,000	156,083
Canadian Government Treasury Bills 1.0106% to 1.0152% 5/23/13	CAD	3,640,000	3,645,599
TOTAL CANADA			6,710,606
France - 1.2%
French Government:
OAT:
3% 4/25/22	EUR	700,000	1,013,818
4.5% 4/25/41	EUR	50,000	85,072
5.5% 4/25/29	EUR	80,000	146,335
2.25% 10/25/22	EUR	600,000	809,213
TOTAL FRANCE			2,054,438
Germany - 1.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	410,508	569,284
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
1.5% 9/4/22	EUR	600,000	$ 805,761
1.75% 7/4/22	EUR	70,000	96,251
2.5% 7/4/44	EUR	220,000	312,967
3.5% 7/4/19	EUR	100,000	155,911
4.75% 7/4/34	EUR	50,000	96,703
TOTAL GERMANY			2,036,877
Italy - 0.4%
Buoni Poliennali Del Tes:
5.5% 9/1/22	EUR	260,000	372,313
5.5% 11/1/22	EUR	210,000	299,677
TOTAL ITALY			671,990
Japan - 1.4%
Japan Government:
0.8% 6/20/22	JPY	4,700,000	54,485
0.8% 9/20/22	JPY	34,900,000	404,694
0.9% 3/20/22	JPY	113,350,000	1,329,685
1.7% 3/20/32	JPY	45,700,000	526,441
TOTAL JAPAN			2,315,305
Korea (South) - 0.9%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	1,161,606
4.25% 6/10/21	KRW	292,000,000	296,511
TOTAL KOREA (SOUTH)			1,458,117
Malaysia - 2.0%
Malaysian Government:
3.314% 10/31/17	MYR	8,420,000	2,760,725
3.418% 8/15/22	MYR	1,600,000	518,509
TOTAL MALAYSIA			3,279,234
Mexico - 2.7%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	937,153
6.5% 6/9/22	MXN	13,530,000	1,133,458
7.5% 6/3/27	MXN	11,910,000	1,074,354
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.75% 12/14/17	MXN	12,500,000	$ 1,077,852
8.5% 5/31/29	MXN	3,000,000	292,628
TOTAL MEXICO			4,515,445
Netherlands - 0.9%
Dutch Government:
2.25% 7/15/22	EUR	220,000	309,804
4.5% 7/15/17	EUR	750,000	1,169,922
TOTAL NETHERLANDS			1,479,726
Singapore - 1.5%
Republic of Singapore:
3% 9/1/24	SGD	1,480,000	1,392,202
3.25% 9/1/20	SGD	1,200,000	1,137,011
TOTAL SINGAPORE			2,529,213
South Africa - 0.3%
South African Republic:
7.75% 2/28/23	ZAR	2,220,000	280,474
10.5% 12/21/26	ZAR	970,000	146,676
TOTAL SOUTH AFRICA			427,150
Sweden - 1.0%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,727,743
United Kingdom - 0.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	592,778
1.75% 9/7/22	GBP	70,000	113,068
4% 3/7/22	GBP	60,000	116,863
4.5% 12/7/42	GBP	50,000	103,550
TOTAL UNITED KINGDOM			926,259
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,103,399)			37,010,782
Municipal Securities - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,847)		$ 100,000	$ 139,075
Preferred Securities - 0.2%

Germany - 0.1%
RWE AG 4.625% (e)(g)	110,000	149,528
United Kingdom - 0.1%
Scottish & Southern Energy PLC 5.625% (e)(g)	150,000	212,913
TOTAL PREFERRED SECURITIES (Cost $336,196)		362,441
Fixed-Income Funds - 6.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $10,248,690)	93,852	10,273,978
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.18% (a) (Cost $19,837,691)	19,837,691	19,837,691
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5-Year Series 18 Index expiring December 2017, exercise rate 1.20%	2/20/13	1,100,000	$ 6,305
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.10%	1/16/13	4,500,000	1,910
TOTAL PURCHASED SWAPTIONS (Cost $23,043)			8,215
TOTAL INVESTMENT PORTFOLIO - 64.4% (Cost $105,675,032)	107,428,557
NET OTHER ASSETS (LIABILITIES) - 35.6%	59,397,005
NET ASSETS - 100%	$ 166,825,562
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
3 Eurex Euro-Bund Index Contracts (Germany)	March 2013	$ 576,713	$ (359)
6 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2013	1,159,078	2,771
TOTAL BOND INDEX CONTRACTS		1,735,791	2,412
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Treasury Contracts
3 CBOT 10-Year U.S. Treasury Note Contracts	March 2013	$ 398,344	$ (1,858)
2 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	295,000	866
TOTAL TREASURY CONTRACTS		693,344	(992)
TOTAL PURCHASED		2,429,135	1,420
Sold
Bond Index Contracts
6 Eurex Euro-Bobl Index Contracts (Germany)	March 2013	1,012,296	(7,054)
Treasury Contracts
4 CBOT 5-Year U.S. Treasury Note Contracts	March 2013	497,656	(414)
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	650,375	10,647
TOTAL TREASURY CONTRACTS		1,148,031	10,233
TOTAL SOLD		2,160,327	3,179
		$ 4,589,462	$ 4,599
The face value of futures purchased as a percentage of net assets is 1.5%

The face value of futures sold as a percentage of net assets is 1.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/2/13	AUD	Deutsche Bank AG	Buy	1,616,531	$ 1,678,282	$ 404
1/2/13	CAD	Deutsche Bank AG	Buy	1,068,440	1,072,498	1,636
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/2/13	EUR	Deutsche Bank AG	Buy	980,000	$ 1,296,246	$ (2,695)
1/2/13	MXN	Deutsche Bank AG	Buy	22,487,905	1,730,531	9,171
1/3/13	MYR	JPMorgan Chase Bank	Buy	6,886,556	2,251,612	368
1/3/13	SGD	Deutsche Bank AG	Buy	2,113,506	1,727,996	2,187
1/3/13	ZAR	Deutsche Bank AG	Buy	3,683,071	433,236	1,216
1/17/13	AUD	Barclays Bank PLC, London	Buy	18,000	18,936	(269)
1/17/13	AUD	Citibank NA	Sell	3,568,000	3,725,117	24,843
1/17/13	AUD	Credit Suisse Intl.	Buy	887,000	920,396	(512)
1/17/13	AUD	Deutsche Bank AG	Buy	275,000	284,540	655
1/17/13	AUD	Deutsche Bank AG	Sell	379,950	399,182	5,146
1/17/13	AUD	Deutsche Bank AG	Sell	1,443,000	1,496,405	(90)
1/17/13	AUD	JPMorgan Chase Bank	Buy	364,000	376,828	666
1/17/13	CAD	Barclays Bank PLC, London	Buy	9,000	9,139	(95)
1/17/13	CAD	Barclays Bank PLC, London	Buy	193,000	193,935	22
1/17/13	CAD	Barclays Bank PLC, London	Buy	718,000	724,157	(2,597)
1/17/13	CAD	Barclays Bank PLC, London	Sell	12,000	12,069	10
1/17/13	CAD	Citibank NA	Buy	574,000	581,056	(4,210)
1/17/13	CAD	Credit Suisse Intl.	Buy	10,988	11,063	(21)
1/17/13	CAD	Credit Suisse Intl.	Buy	355,000	357,039	(279)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CAD	Credit Suisse Intl.	Buy	1,508,000	$ 1,515,321	$ 156
1/17/13	CAD	Credit Suisse Intl.	Sell	2,810,000	2,830,017	6,085
1/17/13	CAD	Deutsche Bank AG	Buy	174,000	174,984	(121)
1/17/13	CAD	Deutsche Bank AG	Buy	237,000	237,733	442
1/17/13	CAD	Deutsche Bank AG	Sell	736,803	747,674	7,218
1/17/13	CAD	Deutsche Bank AG	Sell	933,000	936,246	(1,380)
1/17/13	CAD	JPMorgan Chase Bank	Buy	13,427	13,528	(34)
1/17/13	CAD	JPMorgan Chase Bank	Buy	358,000	360,031	(256)
1/17/13	CHF	Barclays Bank PLC, London	Buy	8,000	8,642	108
1/17/13	CHF	Barclays Bank PLC, London	Buy	178,000	194,553	126
1/17/13	CHF	Barclays Bank PLC, London	Buy	503,000	541,170	8,961
1/17/13	CHF	Credit Suisse Intl.	Buy	382,000	418,237	(444)
1/17/13	CHF	Deutsche Bank AG	Buy	80,000	87,578	(82)
1/17/13	CHF	Deutsche Bank AG	Buy	131,000	143,835	(560)
1/17/13	CLP	Barclays Bank PLC, London	Buy	19,222,000	39,686	355
1/17/13	CLP	Credit Suisse Intl.	Buy	44,650,000	93,332	(321)
1/17/13	CZK	Barclays Bank PLC, London	Sell	4,234,000	223,166	391
1/17/13	CZK	Deutsche Bank AG	Sell	1,959,000	103,139	65
1/17/13	CZK	Deutsche Bank AG	Sell	7,392,000	388,553	(383)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CZK	JPMorgan Chase Bank	Sell	8,917,000	$ 456,232	$ (12,943)
1/17/13	DKK	Barclays Bank PLC, London	Sell	62,000	10,820	(152)
1/17/13	DKK	Credit Suisse Intl.	Buy	1,654,000	287,799	4,901
1/17/13	DKK	Deutsche Bank AG	Buy	953,000	169,232	(584)
1/17/13	DKK	Deutsche Bank AG	Buy	1,500,000	265,648	(200)
1/17/13	EUR	Barclays Bank PLC, London	Buy	26,000	34,238	86
1/17/13	EUR	Barclays Bank PLC, London	Buy	30,000	39,637	(32)
1/17/13	EUR	Barclays Bank PLC, London	Buy	1,067,000	1,413,503	(4,904)
1/17/13	EUR	Barclays Bank PLC, London	Buy	1,311,000	1,733,794	(3,078)
1/17/13	EUR	Barclays Bank PLC, London	Sell	188,000	244,625	(3,563)
1/17/13	EUR	Citibank NA	Buy	4,629,000	5,997,888	113,080
1/17/13	EUR	Credit Suisse Intl.	Buy	58,000	75,398	1,170
1/17/13	EUR	Credit Suisse Intl.	Buy	7,616,000	10,062,830	(8,576)
1/17/13	EUR	Credit Suisse Intl.	Sell	700,000	914,813	(9,292)
1/17/13	EUR	Deutsche Bank AG	Buy	24,000	31,402	282
1/17/13	EUR	Deutsche Bank AG	Buy	26,000	34,510	(186)
1/17/13	EUR	Deutsche Bank AG	Buy	600,000	779,319	12,770
1/17/13	EUR	Deutsche Bank AG	Buy	938,000	1,242,601	(4,302)
1/17/13	EUR	Deutsche Bank AG	Buy	1,915,000	2,528,120	(35)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	EUR	Deutsche Bank AG	Buy	3,913,000	$ 5,162,969	$ 2,774
1/17/13	EUR	Deutsche Bank AG	Sell	244,000	322,780	664
1/17/13	EUR	JPMorgan Chase Bank	Buy	30,000	39,241	363
1/17/13	EUR	JPMorgan Chase Bank	Buy	2,007,000	2,655,801	(6,262)
1/17/13	GBP	Barclays Bank PLC, London	Buy	11,000	17,871	(3)
1/17/13	GBP	Barclays Bank PLC, London	Buy	169,000	272,224	2,295
1/17/13	GBP	Barclays Bank PLC, London	Buy	208,000	336,325	1,545
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	159,686	(2,752)
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	160,250	(2,187)
1/17/13	GBP	Credit Suisse Intl.	Buy	400,000	643,483	6,267
1/17/13	GBP	Deutsche Bank AG	Buy	126,000	203,409	1,262
1/17/13	GBP	Deutsche Bank AG	Buy	140,000	226,143	1,269
1/17/13	GBP	Deutsche Bank AG	Buy	308,000	500,483	(176)
1/17/13	GBP	Deutsche Bank AG	Sell	100,000	161,211	(1,226)
1/17/13	GBP	JPMorgan Chase Bank	Buy	318,000	513,129	3,423
1/17/13	GBP	JPMorgan Chase Bank	Buy	618,000	996,710	7,153
1/17/13	GBP	JPMorgan Chase Bank	Buy	1,258,000	2,044,406	(942)
1/17/13	GBP	JPMorgan Chase Bank	Sell	1,079,000	1,728,939	(23,762)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	JPY	Barclays Bank PLC, London	Buy	14,150,000	$ 171,663	$ (8,310)
1/17/13	JPY	Barclays Bank PLC, London	Buy	42,950,000	499,072	(3,240)
1/17/13	JPY	Barclays Bank PLC, London	Buy	52,450,000	609,659	(4,155)
1/17/13	JPY	Barclays Bank PLC, London	Buy	82,850,000	956,799	(346)
1/17/13	JPY	Citibank NA	Sell	34,050,000	413,384	20,297
1/17/13	JPY	Credit Suisse Intl.	Sell	12,384,820	150,596	7,620
1/17/13	JPY	Deutsche Bank AG	Buy	2,700,000	32,991	(1,821)
1/17/13	JPY	Deutsche Bank AG	Buy	26,000,000	302,111	(1,956)
1/17/13	JPY	Deutsche Bank AG	Buy	36,950,000	430,806	(4,240)
1/17/13	JPY	Deutsche Bank AG	Buy	157,300,000	1,855,938	(40,004)
1/17/13	JPY	Deutsche Bank AG	Buy	295,700,000	3,602,868	(189,188)
1/17/13	JPY	Deutsche Bank AG	Buy	399,000,000	4,621,216	(15,001)
1/17/13	JPY	JPMorgan Chase Bank	Buy	80,000,000	934,881	(11,329)
1/17/13	KRW	Credit Suisse Intl.	Buy	24,100,000	22,471	187
1/17/13	KRW	Credit Suisse Intl.	Buy	305,000,000	284,117	2,632
1/17/13	KRW	Credit Suisse Intl.	Buy	877,900,000	822,774	2,592
1/17/13	KRW	Deutsche Bank AG	Buy	172,300,000	161,330	660
1/17/13	KRW	JPMorgan Chase Bank	Buy	358,100,000	333,023	3,648
1/17/13	KRW	JPMorgan Chase Bank	Sell	467,100,000	428,689	(10,459)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	MXN	Barclays Bank PLC, London	Buy	3,587,000	$ 275,363	$ 1,685
1/17/13	MXN	Credit Suisse Intl.	Sell	15,416,000	1,182,584	(8,093)
1/17/13	MXN	Deutsche Bank AG	Buy	1,686,000	129,422	799
1/17/13	MXN	Deutsche Bank AG	Buy	7,049,000	542,022	2,418
1/17/13	MXN	Deutsche Bank AG	Sell	19,149,000	1,471,977	(7,024)
1/17/13	MXN	JPMorgan Chase Bank	Buy	14,951,000	1,150,037	4,725
1/17/13	MYR	Barclays Bank PLC, London	Sell	825,161	270,279	442
1/17/13	MYR	Citibank NA	Buy	1,783,000	583,824	(764)
1/17/13	MYR	Credit Suisse Intl.	Buy	1,148,000	374,246	1,163
1/17/13	MYR	Deutsche Bank AG	Buy	642,000	209,530	411
1/17/13	MYR	Deutsche Bank AG	Buy	3,496,000	1,143,605	(374)
1/17/13	MYR	JPMorgan Chase Bank	Buy	1,376,000	448,574	1,394
1/17/13	NOK	Barclays Bank PLC, London	Buy	640,000	112,410	2,670
1/17/13	NOK	Deutsche Bank AG	Buy	395,000	70,767	258
1/17/13	NOK	Deutsche Bank AG	Buy	623,000	111,912	111
1/17/13	NZD	Deutsche Bank AG	Buy	101,000	82,507	864
1/17/13	NZD	JPMorgan Chase Bank	Buy	113,000	92,686	591
1/17/13	NZD	JPMorgan Chase Bank	Buy	140,000	115,350	215
1/17/13	PLN	Citibank NA	Buy	2,765,000	872,928	18,717
1/17/13	PLN	Deutsche Bank AG	Buy	215,000	69,544	(212)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	PLN	Deutsche Bank AG	Buy	484,000	$ 155,338	$ 740
1/17/13	PLN	Deutsche Bank AG	Buy	675,000	218,446	(775)
1/17/13	PLN	Deutsche Bank AG	Sell	1,880,000	590,443	(15,811)
1/17/13	SEK	Barclays Bank PLC, London	Buy	151,000	22,854	356
1/17/13	SEK	Barclays Bank PLC, London	Buy	1,609,000	247,116	200
1/17/13	SEK	Credit Suisse Intl.	Sell	8,418,000	1,258,254	(35,657)
1/17/13	SEK	Deutsche Bank AG	Buy	729,000	112,171	(118)
1/17/13	SEK	Deutsche Bank AG	Buy	2,884,000	443,078	215
1/17/13	SGD	Barclays Bank PLC, London	Buy	575,000	470,816	(121)
1/17/13	SGD	Barclays Bank PLC, London	Sell	996,374	814,114	(1,517)
1/17/13	SGD	Deutsche Bank AG	Buy	135,000	110,403	108
1/17/13	SGD	Deutsche Bank AG	Buy	280,000	228,809	399
1/17/13	SGD	Deutsche Bank AG	Buy	1,351,000	1,106,484	(555)
1/17/13	SGD	Deutsche Bank AG	Sell	1,858,000	1,519,006	(1,953)
1/17/13	SGD	JPMorgan Chase Bank	Buy	1,610,000	1,317,070	876
1/17/13	TRY	Barclays Bank PLC, London	Buy	514,000	285,323	2,100
1/17/13	TRY	Citibank NA	Buy	513,000	284,697	2,166
1/17/13	TRY	Deutsche Bank AG	Buy	158,000	88,224	127
1/17/13	TRY	Deutsche Bank AG	Buy	261,000	145,367	581
1/17/13	TRY	Deutsche Bank AG	Buy	855,000	477,748	357
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	TRY	JPMorgan Chase Bank	Buy	373,000	$ 206,903	$ 1,674
1/17/13	ZAR	Barclays Bank PLC, London	Sell	99,000	11,146	(503)
1/17/13	ZAR	Citibank NA	Buy	2,572,000	301,833	817
1/17/13	ZAR	Citibank NA	Sell	2,477,000	284,192	(7,279)
1/17/13	ZAR	Deutsche Bank AG	Sell	3,683,071	432,346	(1,044)
						$ (157,005)

For the period, the average contract value for foreign currency contracts was $54,597,246. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	$ 15,721	$ (23,459)	$ (7,738)
PPR SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	200,000	1,337	(3,039)	(1,702)
Societe Generale		Dec. 2017	JPMorgan Chase Bank	(1%)	EUR	425,000	16,374	(35,242)	(18,868)
WPP Group PLC		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	110,000	(626)	136	(490)
TOTAL BUY PROTECTION							32,806	(61,604)	(28,798)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2017	JPMorgan Chase Bank	1%	EUR	110,000	(2,558)	3,196	638
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Citibank NA	1%	EUR	2,500,000	(27,327)	27,327	0
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Credit Suisse Intl.	1%	EUR	4,500,000	(47,925)	33,970	(13,955)
TOTAL SELL PROTECTION							(77,810)	64,493	(13,317)
TOTAL CREDIT DEFAULT SWAPS							$ (45,004)	$ 2,889	$ (42,115)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,180,509 or 0.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $95,301.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,445
Fidelity Mortgage Backed Securities Central Fund	103,151
Total	$ 108,596
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 10,248,690	$ -	$ 10,273,978	0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 18,010,066	$ -	$ 18,010,066	$ -
Commercial Mortgage Securities	2,329,240	-	2,329,240	-
U.S. Government and Government Agency Obligations	19,457,069	-	19,457,069	-
Foreign Government and Government Agency Obligations	37,010,782	-	37,010,782	-
Municipal Securities	139,075	-	139,075	-
Preferred Securities	362,441	-	362,441	-
Fixed-Income Funds	10,273,978	10,273,978	-	-
Money Market Funds	19,837,691	19,837,691	-	-
Purchased Swaptions	8,215	-	8,215	-
Total Investments in Securities:	$ 107,428,557	$ 30,111,669	$ 77,316,888	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 314,350	$ -	$ 314,350	$ -
Futures Contracts	14,284	14,284	-	-
Swap Agreements	33,432	-	33,432	-
Total Assets	$ 362,066	$ 14,284	$ 347,782	$ -
Liabilities
Foreign Currency Contracts	$ (471,355)	$ -	$ (471,355)	$ -
Futures Contracts	(9,685)	(9,685)	-	-
Swap Agreements	(78,436)	-	(78,436)	-
Total Liabilities	$ (559,476)	$ (9,685)	$ (549,791)	$ -
Total Other Derivative Instruments:	$ (197,410)	$ 4,599	$ (202,009)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (d)	$ 33,432	$ (78,436)
Purchased Options (c)	8,215	-
Total Credit Risk	41,647	(78,436)
Foreign Exchange Risk
Foreign Currency Contracts (a)	314,350	(471,355)
Interest Rate Risk
Futures Contracts (b)	14,284	(9,685)
Total Value of Derivatives	$ 370,281	$ (559,476)
(a) Value is disclosed on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is included in the Statement of Assets and Liabilities in the Investment in securities, at value line-item.
(d) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $75,588,651)	$ 77,316,888
Fidelity Central Funds (cost $30,086,381)	30,111,669
Total Investments (cost $105,675,032)		$ 107,428,557
Cash		22,769,178
Foreign currency held at value (cost $210,467)		209,769
Unrealized appreciation on foreign currency contracts		314,350
Receivable for swap agreements		58,773
Receivable for fund shares sold		58,151,553
Interest receivable		581,613
Distributions receivable from Fidelity Central Funds		11,499
Swap agreements, at value		33,432
Prepaid expenses		29,106
Receivable from investment adviser for expense reductions		34,080
Total assets		189,621,910

Liabilities
Payable for investments purchased	$ 22,101,708
Unrealized depreciation on foreign currency contracts	471,355
Payable for swap agreements	15,331
Payable for fund shares redeemed	5,130
Swap agreements, at value	78,436
Accrued management fee	29,577
Distribution and service plan fees payable	3,573
Payable for daily variation margin on futures contracts	1,687
Other affiliated payables	6,712
Other payables and accrued expenses	82,839
Total liabilities		22,796,348

Net Assets		$ 166,825,562
Net Assets consist of:
Paid in capital		$ 166,201,950
Undistributed net investment income		159,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,072,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,536,950
Net Assets		$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,041,044 ÷ 299,960 shares)	$ 10.14

Maximum offering price per share (100/96.00 of $10.14)	$ 10.56
Class T: Net Asset Value and redemption price per share ($2,747,003 ÷ 270,958 shares)	$ 10.14

Maximum offering price per share (100/96.00 of $10.14)	$ 10.56
Class C: Net Asset Value and offering price per share ($2,994,358 ÷ 295,410 shares)A	$ 10.14

Global Bond: Net Asset Value, offering price and redemption price per share ($155,462,690 ÷ 15,334,622 shares)	$ 10.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,580,467 ÷ 254,539 shares)	$ 10.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to December 31, 2012

Investment Income
Interest		$ 716,345
Income from Fidelity Central Funds		108,596
Income before foreign taxes withheld		824,941
Less foreign taxes withheld		(2,209)
Total income		822,732

Expenses
Management fee	$ 190,516
Transfer agent fees	27,330
Distribution and service plan fees	23,971
Accounting fees and expenses	17,463
Custodian fees and expenses	5,695
Independent trustees' compensation	112
Registration fees	66,241
Audit	129,157
Legal	71
Miscellaneous	538
Total expenses before reductions	461,094
Expense reductions	(183,888)	277,206
Net investment income (loss)		545,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,723
Foreign currency transactions	(566,820)
Futures contracts	(46,972)
Swap agreements	(95,074)
Total net realized gain (loss)		(530,143)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,753,525
Assets and liabilities in foreign currencies	(179,059)
Futures contracts	4,599
Swap agreements	(42,115)
Total change in net unrealized appreciation (depreciation)		1,536,950
Net gain (loss)		1,006,807
Net increase (decrease) in net assets resulting from operations		$ 1,552,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 545,526
Net realized gain (loss)	(530,143)
Change in net unrealized appreciation (depreciation)	1,536,950
Net increase (decrease) in net assets resulting from operations	1,552,333
Distributions to shareholders from net investment income	(492,850)
Distributions to shareholders from net realized gain	(435,871)
Total distributions	(928,721)
Share transactions - net increase (decrease)	166,201,950
Total increase (decrease) in net assets	166,825,562

Net Assets
Beginning of period	-
End of period (including undistributed net investment incomeof $159,402)	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.088
Net realized and unrealized gain (loss)	.207
Total from investment operations	.295
Distributions from net investment income	(.078)
Distributions from net realized gain	(.077)
Total distributions	(.155)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,041
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.088
Net realized and unrealized gain (loss)	.207
Total from investment operations	.295
Distributions from net investment income	(.078)
Distributions from net realized gain	(.077)
Total distributions	(.155)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,747
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.042
Net realized and unrealized gain (loss)	.208
Total from investment operations	.250
Distributions from net investment income	(.033)
Distributions from net realized gain	(.077)
Total distributions	(.110)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.36% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,994
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Bond

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.103
Net realized and unrealized gain (loss)	.208
Total from investment operations	.311
Distributions from net investment income	(.094)
Distributions from net realized gain	(.077)
Total distributions	(.171)
Net asset value, end of period	$ 10.14
Total Return B,C	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.28% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,463
Portfolio turnover rate F	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.104
Net realized and unrealized gain (loss)	.207
Total from investment operations	.311
Distributions from net investment income	(.094)
Distributions from net realized gain	(.077)
Total distributions	(.171)
Net asset value, end of period	$ 10.14
Total Return B,C	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.36% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,580
Portfolio turnover rate F	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded on the ex-dividend date. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to futures contracts, wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,688,259
Gross unrealized depreciation	(740,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,948,081

Tax Cost	$ 105,480,476

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 23,374
Undistributed long-term capital gain	$ 8,165
Net unrealized appreciation (depreciation)	$ 1,721,693

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
Ordinary Income	$ 928,721

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (95,074)	$ (42,115)
Purchased Options (a)	(10,410)	(14,828)
Total Credit Risk	(105,484)	(56,943)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(697,734)	(157,005)
Interest Rate Risk
Futures Contracts (a)	(46,972)	4,599
Totals	$ (850,190)	$ (209,349)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the

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4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

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4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swap Agreements - continued

(loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver

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4. Derivative Instruments - continued

Credit Default Swaps - continued

the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $86,108,058 and $23,296,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,065	$ 3,904
Class T	-%	.25%	3,949	3,890
Class C	.75%	.25%	15,957	15,741
			$ 23,971	$ 23,535

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class C*	$ 8

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,522.15
Class T	2,402.15
Class C	2,545.16
Global Bond	17,502.06
Institutional Class	2,359.15
	$ 27,330

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 9,957
Class T	1.00%	9,604
Class C	1.75%	9,832
Global Bond	.75%	144,996
Institutional Class	.75%	9,468
		$ 183,857

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012 A
From net investment income
Class A	$ 21,150
Class T	20,008
Class C	8,851
Global Bond	419,249
Institutional Class	23,592
Total	$ 492,850
From net realized gain
Class A	$ 22,231
Class T	19,979
Class C	22,156
Global Bond	352,134
Institutional Class	19,371
Total	$ 435,871

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

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Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended December 31, 2012	Shares A	Dollars A
Class A
Shares sold	297,699	$ 2,987,457
Reinvestment of distributions	4,252	43,238
Shares redeemed	(1,991)	(20,238)
Net increase (decrease)	299,960	$ 3,010,457
Class T
Shares sold	267,172	$ 2,674,873
Reinvestment of distributions	3,932	39,987
Shares redeemed	(146)	(1,500)
Net increase (decrease)	270,958	$ 2,713,360
Class C
Shares sold	292,516	$ 2,934,597
Reinvestment of distributions	3,052	31,007
Shares redeemed	(158)	(1,612)
Net increase (decrease)	295,410	$ 2,963,992
Global Bond
Shares sold	15,449,560	$ 156,144,834
Reinvestment of distributions	75,497	768,036
Shares redeemed	(190,435)	(1,944,936)
Net increase (decrease)	15,334,622	$ 154,967,934
Institutional Class
Shares sold	250,316	$ 2,503,244
Reinvestment of distributions	4,223	42,963
Net increase (decrease)	254,539	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period of May 22, 2012 through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Global Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/19/13	02/15/13	$0.002
Class T	02/19/13	02/15/13	$0.002
Class C	02/19/13	02/15/13	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $8,165, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $213,105 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLB-UANN-0213
1.939038.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Institutional Class

Annual Report

December 31, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor® Global Bond Fund's - Institutional Class cumulative total return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Bond Fund - Institutional Class on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets saw solid gains for the year ending December 31, 2012, as higher-risk assets rallied on central bank efforts to sustain debt-plagued Europe. Global bonds rose 6.89% for the period, according to the Barclays® Global Aggregate GDP Weighted Index, which measures the performance of the global investment-grade fixed-rate bond market by factoring in country weightings based on a nation's gross domestic product (GDP). Most gains came in the year's second half, after European Central Bank officials pledged to do "whatever it takes" to prevent the eurozone's collapse, and England, Japan and the U.S. continued their monetary easings. Within the index, fundamentally riskier bonds rallied most, led by Eastern Europe, Middle East and Africa (EMEA), and Latin America, which rose about 17% and 15%, respectively, while Asia emerging markets (+12%) and Europe (+13%) posted impressive gains as well. Australia/New Zealand (+9%) outpaced the market, as investors also sought high-quality yield from countries outside of debt-plagued Europe. Elsewhere for the year, U.S. bonds rose 4%, while Canada added 6%. Conversely, Japan (-9%) suffered as the country's fiscal profile worsened despite new leadership. Among sectors, corporate bonds posted a solid 12% gain, while government-related securities advanced 8% and Treasuries rose 5%. Lower-quality and longer-maturity debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® Global Bond Fund: From the fund's inception on May 22, 2012, through December 31, 2012, its Institutional Class shares returned 3.11%, underperforming the 5.09% gain of its benchmark, the Barclays® Global Aggregate GDP Weighted Index. Versus the index, the fund was hurt by its more-conservative positioning, including a decision to tread lightly in government-related bonds issued by fundamentally challenged countries such as Spain - where we had no exposure - and Italy. Conversely, stakes in Australian government debt and Mexican local currency bonds were a plus. At the sector level, the fund was helped by security selection among corporate bonds, where we were overweight defensive areas such as investment-grade utilities, industrials and non-cyclical investments in the U.K. and Europe. Global currencies produced mixed results. The fund was hurt by both underweighting the euro, which rallied, and overweighting the comparatively weak U.S. dollar. However, outsized stakes in the Swedish krona, Mexican peso and Malaysian ringgit aided performance. An out-of-benchmark allocation to high-yield bonds also helped, along with an overweighting in U.S. commercial mortgage-backed securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,022.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class T	1.00%
Actual		$ 1,000.00	$ 1,022.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class C	1.75%
Actual		$ 1,000.00	$ 1,018.90	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
Global Bond	.75%
Actual		$ 1,000.00	$ 1,023.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,023.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2012	As of June 30, 2012
US Dollar	43.4	43.4
European Monetary Unit	24.6	25.4
Japanese Yen	9.3	12.7
British Pound	4.9	5.0
Canadian Dollar	3.5	2.6
Other	14.3	10.9
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 18.0%	U.S. Government and U.S. Government Agency Obligations 25.7%
AAA 13.2%	AAA 28.6%
AA 4.5%	AA 7.9%
A 3.4%	A 9.3%
BBB 10.5%	BBB 11.6%
BB and Below 0.7%	BB and Below 3.7%
Not Rated 2.4%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 47.3%	Short-Term Investments and Net Other Assets 10.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	7.5	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.0	5.6

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Corporate Bonds 10.8%		Corporate Bonds 17.2%
	U.S. Government and U.S. Government Agency Obligations 18.0%		U.S. Government and U.S. Government Agency Obligations 25.7%
	CMOs and Other Mortgage Related Securities 1.4%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.1%		Municipal Bonds 0.2%
	Foreign Government and Government Agency Obligations 22.2%		Foreign Government and Government Agency Obligations 44.5%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 47.3%		Short-Term Investments and Net Other Assets (Liabilities) 10.3%
* Futures and Swaps	4.9%	** Futures and Swaps	0.2%
* Foreign Currency Contracts	36.0%	** Foreign Currency Contracts	8.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,700
7% 11/1/15 (d)		20,000	21,000
TOTAL AUSTRALIA			41,700
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19 (d)		5,000	5,213
Canada - 0.0%
Atlantic Power Corp. 9% 11/15/18		20,000	20,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,500
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,375
TOTAL CANADA			57,725
Cayman Islands - 0.4%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,836
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	168,935
Transocean, Inc. 6.375% 12/15/21		130,000	157,834
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	214,288
TOTAL CAYMAN ISLANDS			654,893
Denmark - 0.3%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	100,000	131,440
Dong Energy A/S 5.5% 6/29/3005 (g)	EUR	100,000	138,783
TDC A/S 3.75% 3/2/22	EUR	150,000	216,175
TOTAL DENMARK			486,398
France - 0.1%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	170,796
Germany - 0.1%
Muenchener Rueckversicherungs AG 6% 5/26/41 (g)	EUR	100,000	157,808
SAP AG 2.125% 11/13/19	EUR	50,000	66,670
TOTAL GERMANY			224,478
Ireland - 0.3%
Cloverie PLC 6.625% 9/1/42 (g)	EUR	100,000	160,202
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	280,596
TOTAL IRELAND			440,798
Liberia - 0.0%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Liberia - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 3/15/18		$ 20,000	$ 22,600
7.5% 10/15/27		10,000	11,300
TOTAL LIBERIA			49,763
Luxembourg - 0.3%
Hannover Finance SA 5% 6/30/43 (g)	EUR	200,000	288,707
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	21,150
11.5% 2/4/17 pay-in-kind (g)		20,000	21,250
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	100,000	160,009
TOTAL LUXEMBOURG			512,616
Mexico - 0.2%
America Movil S.A.B. de C.V. 5% 3/30/20		100,000	116,247
Petroleos Mexicanos 6.5% 6/2/41		120,000	150,600
TOTAL MEXICO			266,847
Netherlands - 0.9%
ABN AMRO Bank NV 6.375% 4/27/21	EUR	120,000	180,812
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	208,288
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	231,578
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	253,628
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	131,428
Lanxess Finance BV 2.625% 11/21/22	EUR	50,000	66,620
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	211,444
5.25% 9/14/27	GBP	100,000	171,861
TOTAL NETHERLANDS			1,455,659
Norway - 0.2%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	231,823
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	68,530
TOTAL NORWAY			300,353
United Kingdom - 2.1%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	218,802
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	175,000	305,713
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	219,825
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
BP Capital Markets PLC 4.742% 3/11/21		$ 110,000	$ 128,689
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	202,538
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	110,000	213,629
Hammerson PLC 2.75% 9/26/19	EUR	100,000	136,058
HSBC Bank PLC 4% 1/15/21	EUR	150,000	230,939
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	182,814
9% 2/17/22	GBP	50,000	115,179
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,388
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	150,000	247,744
6% 12/9/16	GBP	100,000	183,602
Marks & Spencer PLC 6.125% 12/2/19	GBP	75,000	139,192
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	199,989
Nationwide Building Society 6.75% 7/22/20	EUR	150,000	231,463
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	110,000	203,217
Standard Life PLC 5.5% 12/4/42 (g)	GBP	100,000	170,711
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	189,866
TOTAL UNITED KINGDOM			3,525,358
United States of America - 5.9%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)		5,000	5,075
Ally Financial, Inc.:
5.5% 2/15/17		30,000	32,025
7.5% 9/15/20		15,000	18,113
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,400
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	143,292
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,063
9.375% 12/1/17		20,000	21,950
Aon Corp. 5% 9/30/20		100,000	114,017
ARAMARK Corp. 8.5% 2/1/15		10,000	10,025
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,675
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	147,376
AT&T, Inc. 5.55% 8/15/41		400,000	478,637
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	33,150
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,350
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CB Richard Ellis Services, Inc. 6.625% 10/15/20		$ 20,000	$ 21,826
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,575
7% 1/15/19		20,000	21,450
7.25% 10/30/17		20,000	21,775
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,188
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	31,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,900
CIT Group, Inc.:
5.375% 5/15/20		20,000	21,850
5.5% 2/15/19 (d)		10,000	10,900
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,338
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,175
5.25% 8/1/20		5,000	5,213
Comcast Corp.:
3.125% 7/15/22		20,000	20,813
4.65% 7/15/42		398,000	418,217
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,925
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,545
CSC Holdings LLC 8.625% 2/15/19		30,000	35,850
D.R. Horton, Inc. 4.375% 9/15/22		5,000	5,100
Dana Holding Corp. 6.5% 2/15/19		15,000	15,863
DCP Midstream LLC 4.75% 9/30/21 (d)		230,000	244,176
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,650
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,444
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	147,400
Discover Financial Services 3.85% 11/21/22 (d)		220,000	226,752
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)		5,000	5,550
9.875% 4/15/18 (d)		5,000	5,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,350
Duke Realty LP 6.5% 1/15/18		130,000	154,084
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,963
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,100
ERP Operating LP 4.625% 12/15/21		620,000	697,667
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Exterran Holdings, Inc. 7.25% 12/1/18		$ 10,000	$ 10,563
Fifth Third Bancorp 8.25% 3/1/38		100,000	142,651
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,050
7.375% 6/15/19 (d)		5,000	5,175
FirstEnergy Corp. 7.375% 11/15/31		110,000	141,772
Ford Motor Co. 7.45% 7/16/31		10,000	12,700
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,500
Fortune Brands, Inc. 5.875% 1/15/36		100,000	115,757
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,050
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,800
GMAC LLC 8% 11/1/31		15,000	19,013
GrafTech International Ltd. 6.375% 11/15/20 (d)		5,000	5,175
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,425
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	17,138
HealthSouth Corp.:
5.75% 11/1/24		15,000	15,225
7.25% 10/1/18		13,000	14,105
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,388
IAC/InterActiveCorp 4.75% 12/15/22 (d)		10,000	10,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,725
8% 1/15/18		20,000	21,475
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,702
8.625% 9/15/15		20,000	22,450
8.625% 1/15/22		20,000	24,700
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,150
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,900
KB Home 7.5% 9/15/22		5,000	5,463
Kraft Foods, Inc. 5.375% 2/10/20		600,000	723,743
Liberty Property LP:
3.375% 6/15/23		75,000	74,119
4.75% 10/1/20		100,000	109,141
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,800
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	21,450
6.75% 10/1/20 (d)		5,000	5,100
7.625% 1/15/17		20,000	21,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Mirant Americas Generation LLC 9.125% 5/1/31		$ 10,000	$ 11,000
Mylan, Inc. 6% 11/15/18 (d)		10,000	11,044
NBCUniversal Media LLC 4.375% 4/1/21		100,000	112,224
NCR Corp. 4.625% 2/15/21 (d)		5,000	5,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,975
7.75% 10/15/18		15,000	16,688
NiSource Finance Corp.:
4.45% 12/1/21		150,000	164,087
5.25% 2/15/43		110,000	116,097
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	16,050
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,900
Oil States International, Inc.:
5.125% 1/15/23 (d)		5,000	5,069
6.5% 6/1/19		25,000	26,625
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,463
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,850
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	32,700
PNC Bank NA 2.7% 11/1/22		250,000	249,779
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	16,425
Prudential Financial, Inc. 4.5% 11/16/21		600,000	674,087
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,534
Regions Financial Corp. 7.75% 11/10/14		120,000	133,056
Reynolds American, Inc. 3.25% 11/1/22		820,000	822,722
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,175
9.875% 8/15/19		5,000	5,350
Rite Aid Corp.:
9.25% 3/15/20		30,000	31,800
9.5% 6/15/17		20,000	20,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,188
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,250
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,263
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,250
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,400
8.125% 9/15/19 (d)		10,000	11,150
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,750
Simon Property Group LP 4.125% 12/1/21		100,000	110,947
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.:
6% 12/1/16		$ 20,000	$ 21,750
7% 3/1/20 (d)		20,000	23,250
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,200
8.375% 1/15/21		20,000	23,350
10.75% 9/15/16		20,000	24,850
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,300
7.625% 3/15/20		30,000	33,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		5,000	5,163
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,331
Tesoro Corp.:
4.25% 10/1/17		5,000	5,175
5.375% 10/1/22		5,000	5,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,225
The AES Corp.:
7.375% 7/1/21		20,000	22,200
7.75% 10/15/15		20,000	22,450
8% 10/15/17		20,000	23,100
The Dow Chemical Co. 4.125% 11/15/21		630,000	689,475
Time Warner Cable, Inc. 4.125% 2/15/21		150,000	164,109
Time Warner, Inc. 4.9% 6/15/42		160,000	171,119
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		10,000	10,325
United Technologies Corp.:
3.1% 6/1/22		100,000	105,778
4.5% 6/1/42		100,000	110,759
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,488
8.5% 5/15/21 (d)		30,000	30,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,363
6.5% 7/15/16 (d)		5,000	5,256
6.875% 12/1/18 (d)		10,000	10,775
Verizon Communications, Inc. 3.5% 11/1/21		130,000	142,070
VPI Escrow Corp. 6.375% 10/15/20 (d)		5,000	5,319
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
WellPoint, Inc. 4.625% 5/15/42		$ 110,000	$ 113,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,625
TOTAL UNITED STATES OF AMERICA			9,817,469
TOTAL NONCONVERTIBLE BONDS (Cost $17,323,450)			18,010,066
Commercial Mortgage Securities - 1.4%

United States of America - 1.4%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	535,550
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		600,000	696,395
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	263,180
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	571,952
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)		225,000	262,163
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,234,855)			2,329,240
U.S. Government and Government Agency Obligations - 11.7%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		511,860	560,016
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bonds:
2.75% 11/15/42		2,517,000	2,414,905
3.5% 2/15/39		770,000	866,750
U.S. Treasury Notes:
1.5% 7/31/16 (f)		1,950,000	2,019,973
1.625% 11/15/22		12,529,000	12,379,346
1.75% 5/15/22		634,000	638,882
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/22		$ 134,000	$ 138,447
2.375% 2/28/15		420,000	438,750
TOTAL U.S. TREASURY OBLIGATIONS			18,897,053
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,441,861)			19,457,069
Foreign Government and Government Agency Obligations - 22.2%

Australia - 4.1%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	3,945,468
5.5% 4/21/23	AUD	2,310,000	2,860,592
5.75% 7/15/22	AUD	58,000	72,619
TOTAL AUSTRALIA			6,878,679
Canada - 4.0%
Canadian Government:
1% 2/1/15	CAD	310,000	310,739
1.5% 3/1/17	CAD	330,000	333,649
2.75% 6/1/22	CAD	1,757,000	1,911,203
4% 6/1/41	CAD	263,000	353,333
5.75% 6/1/33	CAD	100,000	156,083
Canadian Government Treasury Bills 1.0106% to 1.0152% 5/23/13	CAD	3,640,000	3,645,599
TOTAL CANADA			6,710,606
France - 1.2%
French Government:
OAT:
3% 4/25/22	EUR	700,000	1,013,818
4.5% 4/25/41	EUR	50,000	85,072
5.5% 4/25/29	EUR	80,000	146,335
2.25% 10/25/22	EUR	600,000	809,213
TOTAL FRANCE			2,054,438
Germany - 1.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	410,508	569,284
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
1.5% 9/4/22	EUR	600,000	$ 805,761
1.75% 7/4/22	EUR	70,000	96,251
2.5% 7/4/44	EUR	220,000	312,967
3.5% 7/4/19	EUR	100,000	155,911
4.75% 7/4/34	EUR	50,000	96,703
TOTAL GERMANY			2,036,877
Italy - 0.4%
Buoni Poliennali Del Tes:
5.5% 9/1/22	EUR	260,000	372,313
5.5% 11/1/22	EUR	210,000	299,677
TOTAL ITALY			671,990
Japan - 1.4%
Japan Government:
0.8% 6/20/22	JPY	4,700,000	54,485
0.8% 9/20/22	JPY	34,900,000	404,694
0.9% 3/20/22	JPY	113,350,000	1,329,685
1.7% 3/20/32	JPY	45,700,000	526,441
TOTAL JAPAN			2,315,305
Korea (South) - 0.9%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	1,161,606
4.25% 6/10/21	KRW	292,000,000	296,511
TOTAL KOREA (SOUTH)			1,458,117
Malaysia - 2.0%
Malaysian Government:
3.314% 10/31/17	MYR	8,420,000	2,760,725
3.418% 8/15/22	MYR	1,600,000	518,509
TOTAL MALAYSIA			3,279,234
Mexico - 2.7%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	937,153
6.5% 6/9/22	MXN	13,530,000	1,133,458
7.5% 6/3/27	MXN	11,910,000	1,074,354
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.75% 12/14/17	MXN	12,500,000	$ 1,077,852
8.5% 5/31/29	MXN	3,000,000	292,628
TOTAL MEXICO			4,515,445
Netherlands - 0.9%
Dutch Government:
2.25% 7/15/22	EUR	220,000	309,804
4.5% 7/15/17	EUR	750,000	1,169,922
TOTAL NETHERLANDS			1,479,726
Singapore - 1.5%
Republic of Singapore:
3% 9/1/24	SGD	1,480,000	1,392,202
3.25% 9/1/20	SGD	1,200,000	1,137,011
TOTAL SINGAPORE			2,529,213
South Africa - 0.3%
South African Republic:
7.75% 2/28/23	ZAR	2,220,000	280,474
10.5% 12/21/26	ZAR	970,000	146,676
TOTAL SOUTH AFRICA			427,150
Sweden - 1.0%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,727,743
United Kingdom - 0.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	592,778
1.75% 9/7/22	GBP	70,000	113,068
4% 3/7/22	GBP	60,000	116,863
4.5% 12/7/42	GBP	50,000	103,550
TOTAL UNITED KINGDOM			926,259
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,103,399)			37,010,782
Municipal Securities - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,847)		$ 100,000	$ 139,075
Preferred Securities - 0.2%

Germany - 0.1%
RWE AG 4.625% (e)(g)	110,000	149,528
United Kingdom - 0.1%
Scottish & Southern Energy PLC 5.625% (e)(g)	150,000	212,913
TOTAL PREFERRED SECURITIES (Cost $336,196)		362,441
Fixed-Income Funds - 6.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $10,248,690)	93,852	10,273,978
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.18% (a) (Cost $19,837,691)	19,837,691	19,837,691
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5-Year Series 18 Index expiring December 2017, exercise rate 1.20%	2/20/13	1,100,000	$ 6,305
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.10%	1/16/13	4,500,000	1,910
TOTAL PURCHASED SWAPTIONS (Cost $23,043)			8,215
TOTAL INVESTMENT PORTFOLIO - 64.4% (Cost $105,675,032)	107,428,557
NET OTHER ASSETS (LIABILITIES) - 35.6%	59,397,005
NET ASSETS - 100%	$ 166,825,562
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
3 Eurex Euro-Bund Index Contracts (Germany)	March 2013	$ 576,713	$ (359)
6 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2013	1,159,078	2,771
TOTAL BOND INDEX CONTRACTS		1,735,791	2,412
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Treasury Contracts
3 CBOT 10-Year U.S. Treasury Note Contracts	March 2013	$ 398,344	$ (1,858)
2 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	295,000	866
TOTAL TREASURY CONTRACTS		693,344	(992)
TOTAL PURCHASED		2,429,135	1,420
Sold
Bond Index Contracts
6 Eurex Euro-Bobl Index Contracts (Germany)	March 2013	1,012,296	(7,054)
Treasury Contracts
4 CBOT 5-Year U.S. Treasury Note Contracts	March 2013	497,656	(414)
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	650,375	10,647
TOTAL TREASURY CONTRACTS		1,148,031	10,233
TOTAL SOLD		2,160,327	3,179
		$ 4,589,462	$ 4,599
The face value of futures purchased as a percentage of net assets is 1.5%

The face value of futures sold as a percentage of net assets is 1.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/2/13	AUD	Deutsche Bank AG	Buy	1,616,531	$ 1,678,282	$ 404
1/2/13	CAD	Deutsche Bank AG	Buy	1,068,440	1,072,498	1,636
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/2/13	EUR	Deutsche Bank AG	Buy	980,000	$ 1,296,246	$ (2,695)
1/2/13	MXN	Deutsche Bank AG	Buy	22,487,905	1,730,531	9,171
1/3/13	MYR	JPMorgan Chase Bank	Buy	6,886,556	2,251,612	368
1/3/13	SGD	Deutsche Bank AG	Buy	2,113,506	1,727,996	2,187
1/3/13	ZAR	Deutsche Bank AG	Buy	3,683,071	433,236	1,216
1/17/13	AUD	Barclays Bank PLC, London	Buy	18,000	18,936	(269)
1/17/13	AUD	Citibank NA	Sell	3,568,000	3,725,117	24,843
1/17/13	AUD	Credit Suisse Intl.	Buy	887,000	920,396	(512)
1/17/13	AUD	Deutsche Bank AG	Buy	275,000	284,540	655
1/17/13	AUD	Deutsche Bank AG	Sell	379,950	399,182	5,146
1/17/13	AUD	Deutsche Bank AG	Sell	1,443,000	1,496,405	(90)
1/17/13	AUD	JPMorgan Chase Bank	Buy	364,000	376,828	666
1/17/13	CAD	Barclays Bank PLC, London	Buy	9,000	9,139	(95)
1/17/13	CAD	Barclays Bank PLC, London	Buy	193,000	193,935	22
1/17/13	CAD	Barclays Bank PLC, London	Buy	718,000	724,157	(2,597)
1/17/13	CAD	Barclays Bank PLC, London	Sell	12,000	12,069	10
1/17/13	CAD	Citibank NA	Buy	574,000	581,056	(4,210)
1/17/13	CAD	Credit Suisse Intl.	Buy	10,988	11,063	(21)
1/17/13	CAD	Credit Suisse Intl.	Buy	355,000	357,039	(279)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CAD	Credit Suisse Intl.	Buy	1,508,000	$ 1,515,321	$ 156
1/17/13	CAD	Credit Suisse Intl.	Sell	2,810,000	2,830,017	6,085
1/17/13	CAD	Deutsche Bank AG	Buy	174,000	174,984	(121)
1/17/13	CAD	Deutsche Bank AG	Buy	237,000	237,733	442
1/17/13	CAD	Deutsche Bank AG	Sell	736,803	747,674	7,218
1/17/13	CAD	Deutsche Bank AG	Sell	933,000	936,246	(1,380)
1/17/13	CAD	JPMorgan Chase Bank	Buy	13,427	13,528	(34)
1/17/13	CAD	JPMorgan Chase Bank	Buy	358,000	360,031	(256)
1/17/13	CHF	Barclays Bank PLC, London	Buy	8,000	8,642	108
1/17/13	CHF	Barclays Bank PLC, London	Buy	178,000	194,553	126
1/17/13	CHF	Barclays Bank PLC, London	Buy	503,000	541,170	8,961
1/17/13	CHF	Credit Suisse Intl.	Buy	382,000	418,237	(444)
1/17/13	CHF	Deutsche Bank AG	Buy	80,000	87,578	(82)
1/17/13	CHF	Deutsche Bank AG	Buy	131,000	143,835	(560)
1/17/13	CLP	Barclays Bank PLC, London	Buy	19,222,000	39,686	355
1/17/13	CLP	Credit Suisse Intl.	Buy	44,650,000	93,332	(321)
1/17/13	CZK	Barclays Bank PLC, London	Sell	4,234,000	223,166	391
1/17/13	CZK	Deutsche Bank AG	Sell	1,959,000	103,139	65
1/17/13	CZK	Deutsche Bank AG	Sell	7,392,000	388,553	(383)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CZK	JPMorgan Chase Bank	Sell	8,917,000	$ 456,232	$ (12,943)
1/17/13	DKK	Barclays Bank PLC, London	Sell	62,000	10,820	(152)
1/17/13	DKK	Credit Suisse Intl.	Buy	1,654,000	287,799	4,901
1/17/13	DKK	Deutsche Bank AG	Buy	953,000	169,232	(584)
1/17/13	DKK	Deutsche Bank AG	Buy	1,500,000	265,648	(200)
1/17/13	EUR	Barclays Bank PLC, London	Buy	26,000	34,238	86
1/17/13	EUR	Barclays Bank PLC, London	Buy	30,000	39,637	(32)
1/17/13	EUR	Barclays Bank PLC, London	Buy	1,067,000	1,413,503	(4,904)
1/17/13	EUR	Barclays Bank PLC, London	Buy	1,311,000	1,733,794	(3,078)
1/17/13	EUR	Barclays Bank PLC, London	Sell	188,000	244,625	(3,563)
1/17/13	EUR	Citibank NA	Buy	4,629,000	5,997,888	113,080
1/17/13	EUR	Credit Suisse Intl.	Buy	58,000	75,398	1,170
1/17/13	EUR	Credit Suisse Intl.	Buy	7,616,000	10,062,830	(8,576)
1/17/13	EUR	Credit Suisse Intl.	Sell	700,000	914,813	(9,292)
1/17/13	EUR	Deutsche Bank AG	Buy	24,000	31,402	282
1/17/13	EUR	Deutsche Bank AG	Buy	26,000	34,510	(186)
1/17/13	EUR	Deutsche Bank AG	Buy	600,000	779,319	12,770
1/17/13	EUR	Deutsche Bank AG	Buy	938,000	1,242,601	(4,302)
1/17/13	EUR	Deutsche Bank AG	Buy	1,915,000	2,528,120	(35)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	EUR	Deutsche Bank AG	Buy	3,913,000	$ 5,162,969	$ 2,774
1/17/13	EUR	Deutsche Bank AG	Sell	244,000	322,780	664
1/17/13	EUR	JPMorgan Chase Bank	Buy	30,000	39,241	363
1/17/13	EUR	JPMorgan Chase Bank	Buy	2,007,000	2,655,801	(6,262)
1/17/13	GBP	Barclays Bank PLC, London	Buy	11,000	17,871	(3)
1/17/13	GBP	Barclays Bank PLC, London	Buy	169,000	272,224	2,295
1/17/13	GBP	Barclays Bank PLC, London	Buy	208,000	336,325	1,545
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	159,686	(2,752)
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	160,250	(2,187)
1/17/13	GBP	Credit Suisse Intl.	Buy	400,000	643,483	6,267
1/17/13	GBP	Deutsche Bank AG	Buy	126,000	203,409	1,262
1/17/13	GBP	Deutsche Bank AG	Buy	140,000	226,143	1,269
1/17/13	GBP	Deutsche Bank AG	Buy	308,000	500,483	(176)
1/17/13	GBP	Deutsche Bank AG	Sell	100,000	161,211	(1,226)
1/17/13	GBP	JPMorgan Chase Bank	Buy	318,000	513,129	3,423
1/17/13	GBP	JPMorgan Chase Bank	Buy	618,000	996,710	7,153
1/17/13	GBP	JPMorgan Chase Bank	Buy	1,258,000	2,044,406	(942)
1/17/13	GBP	JPMorgan Chase Bank	Sell	1,079,000	1,728,939	(23,762)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	JPY	Barclays Bank PLC, London	Buy	14,150,000	$ 171,663	$ (8,310)
1/17/13	JPY	Barclays Bank PLC, London	Buy	42,950,000	499,072	(3,240)
1/17/13	JPY	Barclays Bank PLC, London	Buy	52,450,000	609,659	(4,155)
1/17/13	JPY	Barclays Bank PLC, London	Buy	82,850,000	956,799	(346)
1/17/13	JPY	Citibank NA	Sell	34,050,000	413,384	20,297
1/17/13	JPY	Credit Suisse Intl.	Sell	12,384,820	150,596	7,620
1/17/13	JPY	Deutsche Bank AG	Buy	2,700,000	32,991	(1,821)
1/17/13	JPY	Deutsche Bank AG	Buy	26,000,000	302,111	(1,956)
1/17/13	JPY	Deutsche Bank AG	Buy	36,950,000	430,806	(4,240)
1/17/13	JPY	Deutsche Bank AG	Buy	157,300,000	1,855,938	(40,004)
1/17/13	JPY	Deutsche Bank AG	Buy	295,700,000	3,602,868	(189,188)
1/17/13	JPY	Deutsche Bank AG	Buy	399,000,000	4,621,216	(15,001)
1/17/13	JPY	JPMorgan Chase Bank	Buy	80,000,000	934,881	(11,329)
1/17/13	KRW	Credit Suisse Intl.	Buy	24,100,000	22,471	187
1/17/13	KRW	Credit Suisse Intl.	Buy	305,000,000	284,117	2,632
1/17/13	KRW	Credit Suisse Intl.	Buy	877,900,000	822,774	2,592
1/17/13	KRW	Deutsche Bank AG	Buy	172,300,000	161,330	660
1/17/13	KRW	JPMorgan Chase Bank	Buy	358,100,000	333,023	3,648
1/17/13	KRW	JPMorgan Chase Bank	Sell	467,100,000	428,689	(10,459)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	MXN	Barclays Bank PLC, London	Buy	3,587,000	$ 275,363	$ 1,685
1/17/13	MXN	Credit Suisse Intl.	Sell	15,416,000	1,182,584	(8,093)
1/17/13	MXN	Deutsche Bank AG	Buy	1,686,000	129,422	799
1/17/13	MXN	Deutsche Bank AG	Buy	7,049,000	542,022	2,418
1/17/13	MXN	Deutsche Bank AG	Sell	19,149,000	1,471,977	(7,024)
1/17/13	MXN	JPMorgan Chase Bank	Buy	14,951,000	1,150,037	4,725
1/17/13	MYR	Barclays Bank PLC, London	Sell	825,161	270,279	442
1/17/13	MYR	Citibank NA	Buy	1,783,000	583,824	(764)
1/17/13	MYR	Credit Suisse Intl.	Buy	1,148,000	374,246	1,163
1/17/13	MYR	Deutsche Bank AG	Buy	642,000	209,530	411
1/17/13	MYR	Deutsche Bank AG	Buy	3,496,000	1,143,605	(374)
1/17/13	MYR	JPMorgan Chase Bank	Buy	1,376,000	448,574	1,394
1/17/13	NOK	Barclays Bank PLC, London	Buy	640,000	112,410	2,670
1/17/13	NOK	Deutsche Bank AG	Buy	395,000	70,767	258
1/17/13	NOK	Deutsche Bank AG	Buy	623,000	111,912	111
1/17/13	NZD	Deutsche Bank AG	Buy	101,000	82,507	864
1/17/13	NZD	JPMorgan Chase Bank	Buy	113,000	92,686	591
1/17/13	NZD	JPMorgan Chase Bank	Buy	140,000	115,350	215
1/17/13	PLN	Citibank NA	Buy	2,765,000	872,928	18,717
1/17/13	PLN	Deutsche Bank AG	Buy	215,000	69,544	(212)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	PLN	Deutsche Bank AG	Buy	484,000	$ 155,338	$ 740
1/17/13	PLN	Deutsche Bank AG	Buy	675,000	218,446	(775)
1/17/13	PLN	Deutsche Bank AG	Sell	1,880,000	590,443	(15,811)
1/17/13	SEK	Barclays Bank PLC, London	Buy	151,000	22,854	356
1/17/13	SEK	Barclays Bank PLC, London	Buy	1,609,000	247,116	200
1/17/13	SEK	Credit Suisse Intl.	Sell	8,418,000	1,258,254	(35,657)
1/17/13	SEK	Deutsche Bank AG	Buy	729,000	112,171	(118)
1/17/13	SEK	Deutsche Bank AG	Buy	2,884,000	443,078	215
1/17/13	SGD	Barclays Bank PLC, London	Buy	575,000	470,816	(121)
1/17/13	SGD	Barclays Bank PLC, London	Sell	996,374	814,114	(1,517)
1/17/13	SGD	Deutsche Bank AG	Buy	135,000	110,403	108
1/17/13	SGD	Deutsche Bank AG	Buy	280,000	228,809	399
1/17/13	SGD	Deutsche Bank AG	Buy	1,351,000	1,106,484	(555)
1/17/13	SGD	Deutsche Bank AG	Sell	1,858,000	1,519,006	(1,953)
1/17/13	SGD	JPMorgan Chase Bank	Buy	1,610,000	1,317,070	876
1/17/13	TRY	Barclays Bank PLC, London	Buy	514,000	285,323	2,100
1/17/13	TRY	Citibank NA	Buy	513,000	284,697	2,166
1/17/13	TRY	Deutsche Bank AG	Buy	158,000	88,224	127
1/17/13	TRY	Deutsche Bank AG	Buy	261,000	145,367	581
1/17/13	TRY	Deutsche Bank AG	Buy	855,000	477,748	357
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	TRY	JPMorgan Chase Bank	Buy	373,000	$ 206,903	$ 1,674
1/17/13	ZAR	Barclays Bank PLC, London	Sell	99,000	11,146	(503)
1/17/13	ZAR	Citibank NA	Buy	2,572,000	301,833	817
1/17/13	ZAR	Citibank NA	Sell	2,477,000	284,192	(7,279)
1/17/13	ZAR	Deutsche Bank AG	Sell	3,683,071	432,346	(1,044)
						$ (157,005)

For the period, the average contract value for foreign currency contracts was $54,597,246. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	$ 15,721	$ (23,459)	$ (7,738)
PPR SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	200,000	1,337	(3,039)	(1,702)
Societe Generale		Dec. 2017	JPMorgan Chase Bank	(1%)	EUR	425,000	16,374	(35,242)	(18,868)
WPP Group PLC		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	110,000	(626)	136	(490)
TOTAL BUY PROTECTION							32,806	(61,604)	(28,798)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2017	JPMorgan Chase Bank	1%	EUR	110,000	(2,558)	3,196	638
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Citibank NA	1%	EUR	2,500,000	(27,327)	27,327	0
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Credit Suisse Intl.	1%	EUR	4,500,000	(47,925)	33,970	(13,955)
TOTAL SELL PROTECTION							(77,810)	64,493	(13,317)
TOTAL CREDIT DEFAULT SWAPS							$ (45,004)	$ 2,889	$ (42,115)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,180,509 or 0.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $95,301.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,445
Fidelity Mortgage Backed Securities Central Fund	103,151
Total	$ 108,596
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 10,248,690	$ -	$ 10,273,978	0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 18,010,066	$ -	$ 18,010,066	$ -
Commercial Mortgage Securities	2,329,240	-	2,329,240	-
U.S. Government and Government Agency Obligations	19,457,069	-	19,457,069	-
Foreign Government and Government Agency Obligations	37,010,782	-	37,010,782	-
Municipal Securities	139,075	-	139,075	-
Preferred Securities	362,441	-	362,441	-
Fixed-Income Funds	10,273,978	10,273,978	-	-
Money Market Funds	19,837,691	19,837,691	-	-
Purchased Swaptions	8,215	-	8,215	-
Total Investments in Securities:	$ 107,428,557	$ 30,111,669	$ 77,316,888	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 314,350	$ -	$ 314,350	$ -
Futures Contracts	14,284	14,284	-	-
Swap Agreements	33,432	-	33,432	-
Total Assets	$ 362,066	$ 14,284	$ 347,782	$ -
Liabilities
Foreign Currency Contracts	$ (471,355)	$ -	$ (471,355)	$ -
Futures Contracts	(9,685)	(9,685)	-	-
Swap Agreements	(78,436)	-	(78,436)	-
Total Liabilities	$ (559,476)	$ (9,685)	$ (549,791)	$ -
Total Other Derivative Instruments:	$ (197,410)	$ 4,599	$ (202,009)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (d)	$ 33,432	$ (78,436)
Purchased Options (c)	8,215	-
Total Credit Risk	41,647	(78,436)
Foreign Exchange Risk
Foreign Currency Contracts (a)	314,350	(471,355)
Interest Rate Risk
Futures Contracts (b)	14,284	(9,685)
Total Value of Derivatives	$ 370,281	$ (559,476)
(a) Value is disclosed on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is included in the Statement of Assets and Liabilities in the Investment in securities, at value line-item.
(d) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $75,588,651)	$ 77,316,888
Fidelity Central Funds (cost $30,086,381)	30,111,669
Total Investments (cost $105,675,032)		$ 107,428,557
Cash		22,769,178
Foreign currency held at value (cost $210,467)		209,769
Unrealized appreciation on foreign currency contracts		314,350
Receivable for swap agreements		58,773
Receivable for fund shares sold		58,151,553
Interest receivable		581,613
Distributions receivable from Fidelity Central Funds		11,499
Swap agreements, at value		33,432
Prepaid expenses		29,106
Receivable from investment adviser for expense reductions		34,080
Total assets		189,621,910

Liabilities
Payable for investments purchased	$ 22,101,708
Unrealized depreciation on foreign currency contracts	471,355
Payable for swap agreements	15,331
Payable for fund shares redeemed	5,130
Swap agreements, at value	78,436
Accrued management fee	29,577
Distribution and service plan fees payable	3,573
Payable for daily variation margin on futures contracts	1,687
Other affiliated payables	6,712
Other payables and accrued expenses	82,839
Total liabilities		22,796,348

Net Assets		$ 166,825,562
Net Assets consist of:
Paid in capital		$ 166,201,950
Undistributed net investment income		159,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,072,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,536,950
Net Assets		$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,041,044 ÷ 299,960 shares)	$ 10.14

Maximum offering price per share (100/96.00 of $10.14)	$ 10.56
Class T: Net Asset Value and redemption price per share ($2,747,003 ÷ 270,958 shares)	$ 10.14

Maximum offering price per share (100/96.00 of $10.14)	$ 10.56
Class C: Net Asset Value and offering price per share ($2,994,358 ÷ 295,410 shares)A	$ 10.14

Global Bond: Net Asset Value, offering price and redemption price per share ($155,462,690 ÷ 15,334,622 shares)	$ 10.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,580,467 ÷ 254,539 shares)	$ 10.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to December 31, 2012

Investment Income
Interest		$ 716,345
Income from Fidelity Central Funds		108,596
Income before foreign taxes withheld		824,941
Less foreign taxes withheld		(2,209)
Total income		822,732

Expenses
Management fee	$ 190,516
Transfer agent fees	27,330
Distribution and service plan fees	23,971
Accounting fees and expenses	17,463
Custodian fees and expenses	5,695
Independent trustees' compensation	112
Registration fees	66,241
Audit	129,157
Legal	71
Miscellaneous	538
Total expenses before reductions	461,094
Expense reductions	(183,888)	277,206
Net investment income (loss)		545,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,723
Foreign currency transactions	(566,820)
Futures contracts	(46,972)
Swap agreements	(95,074)
Total net realized gain (loss)		(530,143)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,753,525
Assets and liabilities in foreign currencies	(179,059)
Futures contracts	4,599
Swap agreements	(42,115)
Total change in net unrealized appreciation (depreciation)		1,536,950
Net gain (loss)		1,006,807
Net increase (decrease) in net assets resulting from operations		$ 1,552,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 545,526
Net realized gain (loss)	(530,143)
Change in net unrealized appreciation (depreciation)	1,536,950
Net increase (decrease) in net assets resulting from operations	1,552,333
Distributions to shareholders from net investment income	(492,850)
Distributions to shareholders from net realized gain	(435,871)
Total distributions	(928,721)
Share transactions - net increase (decrease)	166,201,950
Total increase (decrease) in net assets	166,825,562

Net Assets
Beginning of period	-
End of period (including undistributed net investment incomeof $159,402)	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.088
Net realized and unrealized gain (loss)	.207
Total from investment operations	.295
Distributions from net investment income	(.078)
Distributions from net realized gain	(.077)
Total distributions	(.155)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,041
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.088
Net realized and unrealized gain (loss)	.207
Total from investment operations	.295
Distributions from net investment income	(.078)
Distributions from net realized gain	(.077)
Total distributions	(.155)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,747
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.042
Net realized and unrealized gain (loss)	.208
Total from investment operations	.250
Distributions from net investment income	(.033)
Distributions from net realized gain	(.077)
Total distributions	(.110)
Net asset value, end of period	$ 10.14
Total Return B,C,D	2.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.36% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,994
Portfolio turnover rate G	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Bond

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.103
Net realized and unrealized gain (loss)	.208
Total from investment operations	.311
Distributions from net investment income	(.094)
Distributions from net realized gain	(.077)
Total distributions	(.171)
Net asset value, end of period	$ 10.14
Total Return B,C	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.28% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,463
Portfolio turnover rate F	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.104
Net realized and unrealized gain (loss)	.207
Total from investment operations	.311
Distributions from net investment income	(.094)
Distributions from net realized gain	(.077)
Total distributions	(.171)
Net asset value, end of period	$ 10.14
Total Return B,C	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.36% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,580
Portfolio turnover rate F	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded on the ex-dividend date. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to futures contracts, wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,688,259
Gross unrealized depreciation	(740,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,948,081

Tax Cost	$ 105,480,476

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 23,374
Undistributed long-term capital gain	$ 8,165
Net unrealized appreciation (depreciation)	$ 1,721,693

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
Ordinary Income	$ 928,721

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (95,074)	$ (42,115)
Purchased Options (a)	(10,410)	(14,828)
Total Credit Risk	(105,484)	(56,943)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(697,734)	(157,005)
Interest Rate Risk
Futures Contracts (a)	(46,972)	4,599
Totals	$ (850,190)	$ (209,349)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

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4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swap Agreements - continued

(loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver

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4. Derivative Instruments - continued

Credit Default Swaps - continued

the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $86,108,058 and $23,296,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,065	$ 3,904
Class T	-%	.25%	3,949	3,890
Class C	.75%	.25%	15,957	15,741
			$ 23,971	$ 23,535

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class C*	$ 8

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,522.15
Class T	2,402.15
Class C	2,545.16
Global Bond	17,502.06
Institutional Class	2,359.15
	$ 27,330

* Annualized

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 9,957
Class T	1.00%	9,604
Class C	1.75%	9,832
Global Bond	.75%	144,996
Institutional Class	.75%	9,468
		$ 183,857

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012 A
From net investment income
Class A	$ 21,150
Class T	20,008
Class C	8,851
Global Bond	419,249
Institutional Class	23,592
Total	$ 492,850
From net realized gain
Class A	$ 22,231
Class T	19,979
Class C	22,156
Global Bond	352,134
Institutional Class	19,371
Total	$ 435,871

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

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Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended December 31, 2012	Shares A	Dollars A
Class A
Shares sold	297,699	$ 2,987,457
Reinvestment of distributions	4,252	43,238
Shares redeemed	(1,991)	(20,238)
Net increase (decrease)	299,960	$ 3,010,457
Class T
Shares sold	267,172	$ 2,674,873
Reinvestment of distributions	3,932	39,987
Shares redeemed	(146)	(1,500)
Net increase (decrease)	270,958	$ 2,713,360
Class C
Shares sold	292,516	$ 2,934,597
Reinvestment of distributions	3,052	31,007
Shares redeemed	(158)	(1,612)
Net increase (decrease)	295,410	$ 2,963,992
Global Bond
Shares sold	15,449,560	$ 156,144,834
Reinvestment of distributions	75,497	768,036
Shares redeemed	(190,435)	(1,944,936)
Net increase (decrease)	15,334,622	$ 154,967,934
Institutional Class
Shares sold	250,316	$ 2,503,244
Reinvestment of distributions	4,223	42,963
Net increase (decrease)	254,539	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period of May 22, 2012 through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Global Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/19/13	02/15/13	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $8,165, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $213,105 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLBI-UANN-0213
1.939032.100

Fidelity®

Intermediate Municipal Income

Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Municipal Income Fund	4.95%	4.99%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Municipal Income Fund, a class of the fund, on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity® Intermediate Municipal Income Fund: For the year, the fund returned 4.95%, while the Barclays 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 4.74%. The fund's performance was bolstered by our overweighting in both health care and California general obligation bonds (GOs) issued by the state, our yield-curve positioning, and our underweighting in Puerto Rico bonds. Health care bonds were among the market's best performers, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The larger-than-benchmark stake in California state GOs proved advantageous, as these securities rallied strongly. Underweighting Puerto Rico bonds was advantageous because they underperformed the benchmark. In terms of yield-curve positioning, the fund benefited from its maturity "barbell" approach. The fund's underweighting in bonds in the 10- to 17-year range hurt relative performance because it meant the fund didn't benefit as much as the index from a phenomenon known as "roll down."

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 1,021.10	$ 3.30
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.65%
Actual		$ 1,000.00	$ 1,020.10	$ 3.30
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class B	1.27%
Actual		$ 1,000.00	$ 1,017.90	$ 6.44
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.44
Class C	1.42%
Actual		$ 1,000.00	$ 1,016.20	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.20
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 1,021.60	$ 1.83
Hypothetical A		$ 1,000.00	$ 1,023.33	$ 1.83
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,022.20	$ 2.13
Hypothetical A		$ 1,000.00	$ 1,023.03	$ 2.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.8	15.4
Illinois	13.2	11.8
New York	10.9	11.8
Florida	10.1	10.3
Texas	8.6	7.7
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	33.4
Special Tax	12.7	11.9
Health Care	12.3	11.8
Electric Utilities	11.0	11.1
Transportation	7.7	5.9
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	5.0	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.0	5.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 9.5%	AAA 8.5%
AA,A 76.5%	AA,A 75.8%
BBB 6.4%	BBB 6.0%
BB and Below 0.5%	BB and Below 0.3%
Not Rated 4.1%	Not Rated 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 3.0%	Short-Term Investments and Net Other Assets (Liabilities) 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 1,996
5.5% 1/1/22	2,300	2,297
		4,293
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,907
5% 10/1/17 (FSA Insured)	10,000	11,536
5% 10/1/18 (FSA Insured)	2,500	2,940
5.25% 10/1/20 (FSA Insured)	6,695	8,019
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,942
6% 1/1/27	1,400	1,633
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,574
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,514
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,419
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,132
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,888
5% 7/1/20	2,550	2,811
5% 7/1/21	1,505	1,655
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,107
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (e)	1,005	1,031
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,302
Series 2011 C, 5% 7/1/21	1,000	1,247
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,603
5% 7/1/18	7,665	9,249
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,754
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2011 B:
5% 7/1/25	$ 2,000	$ 2,389
Series 2012 A:
5% 7/1/22	500	615
5% 7/1/23	1,100	1,346
		100,613
California - 15.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	2,030
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	6,032
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,368
SeriesAM, 5% 12/1/19 (a)	5,015	6,201
Series AI:
5% 12/1/20	5,000	6,309
5% 12/1/25	2,195	2,722
5% 12/1/29	4,865	5,878
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,281
Series 2004 A:
5% 7/1/15	4,775	5,100
5.25% 7/1/14	3,900	4,185
Series 2009 A:
5% 7/1/15	8,990	9,602
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,641
5% 7/1/19	7,625	9,365
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,123
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,431
5.25% 7/1/14	3,445	3,696
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,214
Series 2009 B, 5% 7/1/20	5,600	6,808
Series A, 5% 7/1/18	4,510	5,447
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,605
5% 3/1/15	2,415	2,637
5% 8/1/16	6,070	6,921
5% 3/1/19	1,470	1,736
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	$ 2,800	$ 3,262
5% 3/1/26	2,200	2,423
5% 6/1/27 (AMBAC Insured)	1,800	1,918
5.125% 11/1/24	1,900	1,963
5.25% 2/1/15	145	149
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,995
5.25% 2/1/16	2,995	3,075
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,663
5.25% 2/1/27 (Pre-Refunded to 2/1/13 @ 100)	1,605	1,611
5.25% 2/1/28	3,400	3,478
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,418
5.5% 4/1/13 (AMBAC Insured)	1,000	1,013
5.5% 8/1/29	13,900	16,302
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,368
5.5% 8/1/30	10,000	11,671
5.5% 11/1/33	21,355	22,189
6% 3/1/33	12,375	15,464
6% 4/1/38	7,500	8,984
6% 11/1/39	35,800	43,565
6.5% 4/1/33	150	187
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,100
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,549
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	131
6.5% 10/1/38	5,300	6,421
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,180
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,338
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.93%, tender 7/1/17 (b)	4,500	4,510
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,299
Series 2011 D, 5% 8/15/35	3,000	3,375
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (b)(e)	$ 18,800	$ 18,801
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,450
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,521
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,648
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,998
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,125
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,185
5% 11/1/24	1,000	1,177
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,728
5.25% 10/1/25	4,000	4,684
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,956
Series 2012 A:
5% 4/1/22	2,100	2,502
5% 4/1/23	5,000	5,850
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,915
5% 12/1/21	2,500	3,023
Series 2005 K, 5% 11/1/16	7,195	7,980
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,373
Series 2009 G1, 5.75% 10/1/30	2,100	2,454
Series 2009 I, 6.125% 11/1/29	1,300	1,596
Series 2010 A, 5.75% 3/1/30	4,100	4,773
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,084
Series 2009 A:
5.75% 11/1/25	5,000	6,052
5.75% 11/1/28	5,000	5,984
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009: - continued
5% 6/15/13	$ 8,665	$ 8,848
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	704
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.511%, tender 12/12/15 (b)	14,800	14,800
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	8,028
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.48%, tender 7/1/14 (b)	40,825	40,910
Series 2011 A2, 0.48%, tender 7/1/14 (b)	18,265	18,303
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,177
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,764
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,900
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,032
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,053
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,064
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,945
Series 2010 C, 5.25% 8/1/39	3,700	4,481
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,537
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	15,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2013 A:
5% 7/1/19 (a)	$ 11,600	$ 13,957
5% 7/1/21 (a)	4,000	4,890
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,556
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,655
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,890
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,250
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,773
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,194
5% 7/1/23	3,800	4,526
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,616
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,432
5% 7/1/20	2,000	2,358
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,578
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,711
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,664
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,852
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,956
Poway Unified School District:
Series B:
0% 8/1/37	16,850	5,140
0% 8/1/38	4,650	1,345
0% 8/1/40	2,240	585
0% 8/1/36	12,950	4,204
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,823
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	$ 700	$ 842
5.25% 7/1/21	700	845
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,325
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	6,187
6.5% 8/1/27	3,500	4,394
6.5% 8/1/28	2,750	3,451
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,647
5.25% 8/1/26	2,200	2,384
5.5% 8/1/20	2,000	2,321
Series 2009 B, 5% 8/1/18	7,355	8,306
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,216
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,904
5% 5/15/22	2,000	2,395
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	936
0% 7/1/39	7,200	1,892
Series 2008 E, 0% 7/1/49	4,500	686
Series C:
0% 7/1/46	20,405	3,632
0% 7/1/47	13,000	2,198
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,814
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,229
0% 8/1/37	2,000	586
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,454
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,607
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 11,914
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,248
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,062
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,004
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	175	186
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,835
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	820
Series 2009 O, 5.25% 5/15/39	1,900	2,179
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,268
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,179
		807,593
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,099
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,588
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,002
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,186
5% 11/15/14 (Escrowed to Maturity)	60	65
Series 2006 F:
5% 11/15/13	395	411
5% 11/15/13 (Escrowed to Maturity)	890	927
5% 11/15/14	420	451
5% 11/15/14 (Escrowed to Maturity)	935	1,016
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 5,800	$ 6,307
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,660
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,571
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,104
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,104
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,255
Series 2010 A:
0% 9/1/35	2,000	639
0% 9/1/37	3,000	850
0% 9/1/38	3,760	1,010
		35,445
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,700	4,725
Connecticut Gen. Oblig. Series 2012 E, 5% 9/15/23	3,000	3,766
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,506
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,128
		21,125
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,024
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,251
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,106
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	9,230
		20,611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 10.1%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	$ 3,100	$ 3,778
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,025
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,440
Series 2012 A:
5% 7/1/21	5,380	6,504
5% 7/1/22	5,000	5,939
5% 7/1/25	5,635	6,535
5% 7/1/26	24,585	28,335
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,729
Series 2010 A3, 1.88% 6/1/13 (b)	52,200	52,518
Series 2011 A1, 5% 6/1/18	2,000	2,315
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,486
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,574
5% 12/1/23	2,245	2,661
5% 12/1/24	2,365	2,795
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,824
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,105
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,318
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,386
Series 2011 C:
5% 6/1/20	12,380	15,300
5% 6/1/21	13,005	16,158
5% 6/1/22	10,000	12,451
Series 2011 E, 5% 6/1/24	5,000	6,074
Series A, 5.5% 6/1/38	1,800	2,155
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,881
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,837
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	$ 12,300	$ 14,732
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,471
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,919
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,123
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,230
Series 2005 I:
5% 11/15/17	2,600	2,998
5% 11/15/18	2,000	2,340
Series 2008 B, 6% 11/15/37	12,000	14,193
Series B:
5% 11/15/17	1,050	1,157
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	168
Series G:
5% 11/15/13	1,545	1,607
5% 11/15/13 (Escrowed to Maturity)	55	57
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,399
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,848
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,078
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,430
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,200
5% 9/1/22	2,270	2,665
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,153
5% 10/1/14	7,000	7,396
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,848
5% 10/1/23	5,320	6,402
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,455
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	$ 2,000	$ 2,196
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,608
5.25% 6/1/24	3,750	4,066
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,131
5% 11/15/22	500	564
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,347
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,493
Series 2012 A:
5% 10/1/22 (e)	3,000	3,517
5% 10/1/24 (e)	10,000	11,669
5% 10/1/24	2,165	2,605
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,619
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,568
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,948
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,545
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,554
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,862
5% 8/1/15 (AMBAC Insured)	5,990	6,538
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,524
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,797
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,347
5.75% 10/1/43	1,850	2,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 5,205
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,961
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,945
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,197
Series 2012 B, 5% 8/1/26	4,000	4,669
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,429
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,861
5% 10/1/20	3,500	4,312
Series 2012 A:
5% 10/1/23	1,700	2,151
5% 10/1/25	900	1,153
Series 2013 A, 5% 10/1/24 (a)	4,800	6,127
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,092
Series 2011, 5% 10/1/24	8,600	10,109
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	6,127
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,546
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,105
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,549
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,791
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,864
5% 10/1/18 (FSA Insured) (e)	10,515	12,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (e)	$ 5,965	$ 6,986
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,170
		519,225
Georgia - 3.6%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,200
Series 2011 B, 5% 1/1/13 (e)	1,000	1,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,224
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,833
1.2%, tender 4/1/14 (b)	5,200	5,246
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,865
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,852
6.125% 9/1/40	5,600	6,596
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,804
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,299
5% 11/1/18	6,000	6,981
5% 11/1/19	3,000	3,553
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	35	37
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,704
Series GG:
5% 1/1/22	3,000	3,754
5% 1/1/24	3,625	4,480
5% 1/1/25	1,250	1,536
5% 1/1/26	5,000	6,060
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.): - continued
Series S:
5% 10/1/22	$ 1,275	$ 1,549
5% 10/1/24	2,425	2,893
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	761
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.38%, tender 9/1/14 (b)	15,500	15,505
Third Series 2009 A, 5.25% 7/1/36	11,600	13,433
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,118
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,879
5.25% 1/1/20	1,625	1,979
Series 2008 D, 5.75% 1/1/19	11,500	14,054
Series 2009 B, 5% 1/1/16	2,500	2,799
Series 2011 A, 5% 1/1/21	9,000	10,896
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,497
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,914
		182,731
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,495
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,399
		9,894
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,159
6.75% 11/1/37	2,600	3,076
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,917
		8,152
Illinois - 13.2%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 935
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,824
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,034
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,798
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,870
Series 2010 F, 5% 12/1/31	20,000	22,379
Series 2011A, 5.5% 12/1/39	5,900	6,821
Series 2012 A, 5% 12/1/42	14,300	15,730
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,982
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,158
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,901
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,183
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	955
Series 2006 A, 5% 1/1/23	10,975	11,913
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,355
Series 2012 C, 5% 1/1/25	1,000	1,155
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,123
Series 2010 D:
5.25% 1/1/18 (e)	750	877
5.25% 1/1/19 (e)	5,125	6,020
Series 2011 B, 5% 1/1/20	4,430	5,189
Series 2011 C, 6.5% 1/1/41	14,300	18,277
Series 2012 A, 5% 1/1/22	1,750	2,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B:
4% 1/1/14 (e)	$ 5,000	$ 5,167
5% 1/1/22 (e)	7,000	8,174
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,805
Series 2010 C:
5% 1/1/22	3,155	3,835
5% 1/1/23	3,400	4,108
5% 1/1/24	2,000	2,405
5.25% 1/1/37	3,385	3,912
5.25% 1/1/40	1,575	1,812
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,705
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,909
5% 6/1/19 (AMBAC Insured)	3,705	4,159
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	869
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,499
Series 2008, 5.25% 11/1/33	5,200	6,056
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,486
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,213
5% 12/15/24	1,000	1,205
Series 2012 C, 5% 12/15/25	2,120	2,457
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,200
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	655
Series 2009 D, 5% 11/15/17	3,250	3,777
Series 2010 A, 5.25% 11/15/24	17,925	20,963
Series 2011 A, 5.25% 11/15/24	1,500	1,783
Series 2012 C:
5% 11/15/22	2,000	2,417
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/23	$ 2,500	$ 2,985
5% 11/15/24	15,405	18,293
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,991
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,494
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,382
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,621
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	483
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	534
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,486
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,178
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,636
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,534
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,666
5.25% 10/1/14	2,290	2,426
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,112
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,048
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,754
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,050
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	4,435	4,670
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,810	7,361
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	$ 8,415	$ 9,469
5% 5/15/19	3,940	4,486
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,455
6.25% 5/1/21	6,395	7,673
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,126
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	11,855	13,044
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,432
Series 2012, 5% 11/15/43	3,265	3,501
Series 2008 A, 5.625% 1/1/37	19,250	21,062
Series 2009 A, 7.25% 11/1/38	965	1,198
Series 2009:
6.875% 8/15/38	325	390
7% 8/15/44	1,165	1,399
Series 2010 A:
5.5% 8/15/24	2,110	2,389
5.75% 8/15/29	1,440	1,629
Series 2012 A, 5% 5/15/23	1,480	1,697
Series 2012, 5% 9/1/32	8,100	8,743
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,437
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,722
Series 2004 B, 5% 3/1/13	1,475	1,486
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,683
Series 2006:
5% 1/1/18	9,600	11,011
5% 1/1/19	3,200	3,677
Series 2007 B, 5% 1/1/15	1,150	1,236
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,064
Series 2010:
4% 1/1/13	3,900	3,900
5% 1/1/21 (FSA Insured)	10,000	11,361
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
2% 2/1/13	$ 10,500	$ 10,512
3% 8/1/13	5,200	5,275
5% 3/1/20	3,250	3,722
5% 3/1/21	2,750	3,147
5% 3/1/22	5,000	5,722
5% 8/1/22	6,500	7,441
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,304
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,323
5% 6/15/16	10,000	11,396
Series 2011, 4% 6/15/13	2,900	2,948
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,650
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	36,685
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	6,500	6,504
4% 6/15/20	7,500	7,853
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,178
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,589
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,208
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,905
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,088
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	842
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 4,072
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,522
0% 12/1/14 (FSA Insured)	5,180	4,996
0% 12/1/15 (FSA Insured)	3,810	3,590
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Escrowed to Maturity)	2,370	2,524
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,185
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,111
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,487
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	8,037
Series 2012 B, 0% 12/15/51	48,500	6,900
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,787
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,718
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,571
0% 6/15/46 (FSA Insured)	4,730	901
0% 6/15/47 (FSA Insured)	3,755	681
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,895
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	573
0% 6/15/16 (Escrowed to Maturity)	1,050	1,018
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,306
0% 6/15/17 (Escrowed to Maturity)	1,175	1,118
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,847
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,163
5% 10/1/19	1,475	1,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 3,020
0% 4/1/14	3,500	3,452
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,495
0% 11/1/14 (FSA Insured)	1,285	1,259
0% 11/1/16 (Escrowed to Maturity)	995	956
0% 11/1/16 (FSA Insured)	3,005	2,814
0% 11/1/17 (FSA Insured)	1,300	1,182
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	978
		675,562
Indiana - 2.8%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,064
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,172
5% 1/10/14 (FSA Insured)	1,180	1,233
5% 7/10/14 (FSA Insured)	1,215	1,292
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,574
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,291
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,866
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,757
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,114
5.25% 7/15/16 (FSA Insured)	2,095	2,379
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,500
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,758
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,546
5% 12/1/17	855	1,004
Series 2010 A, 5% 2/1/17	3,700	4,306
Series 2012:
5% 3/1/22	1,000	1,153
5% 3/1/23	1,000	1,144
5% 3/1/41	2,900	3,132
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,713
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	6,015
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,205
5% 1/1/25	1,000	1,197
5% 1/1/26	2,745	3,265
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,225
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,632
Series 2011 A, 5.25% 10/1/24	4,025	4,928
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,725
0% 12/1/17 (AMBAC Insured)	1,470	1,316
0% 6/1/18 (AMBAC Insured)	1,740	1,543
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,110
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,912
5% 10/1/21	5,500	6,597
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,670
5% 7/15/22	1,000	1,241
5% 7/15/23	2,700	3,336
5% 7/15/24	4,185	5,125
5% 7/15/25	4,330	5,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	$ 1,530	$ 1,710
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,464
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,738
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,341
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,940
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,594
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,546
		141,282
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,919
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	339
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,254
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,104
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,594
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,608
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,803
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	5,319
Series 2012 B, 5% 9/1/24	1,500	1,801
Series 2012, 5% 9/1/23	1,025	1,242
		22,064
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	$ 4,000	$ 4,245
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,320
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,550
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,288
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,450
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,023
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,410
		73,689
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,259
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,069
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,225
5% 7/1/15	2,740	2,978
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,887
Series 2012, 5% 12/1/20	3,200	3,773
0% 9/1/13 (AMBAC Insured)	1,400	1,376
		20,567
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,861
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,323
6% 7/1/38	1,800	2,134
		9,318
Maryland - 0.8%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,901
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,770
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,331
5% 7/1/18	2,500	2,842
Series 2010, 5.125% 7/1/39	3,600	3,946
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,675
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,671
Series 2012 C, 0.973%, tender 11/15/17 (b)	15,000	15,084
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	564
5% 4/1/16	1,665	1,879
		40,663
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,184
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	750
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,203
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,600	1,649
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,187
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,864
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 B, 5.25% 8/1/20	$ 13,865	$ 17,609
Series 2007 C:
5.25% 8/1/22	3,300	3,905
5.25% 8/1/23	1,600	1,891
5.25% 8/1/24	4,000	4,713
Series 2011 A, 5% 4/1/23	10,000	12,389
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,187
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,990
5% 7/1/21	4,700	5,580
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,082
5%, tender 7/1/15 (b)	7,000	7,524
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,052
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,739
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		93,647
Michigan - 2.3%
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,305
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,799
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,297
Series 2006 D, 0.841% 7/1/32 (b)	5,520	4,635
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,735
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,660
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,383
5% 12/1/15	665	734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	$ 1,425	$ 1,508
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,402
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,191
5% 11/15/21	650	773
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,748
5% 6/1/27	2,300	2,511
5% 6/1/39	4,100	4,333
Series 2012 B, 5% 7/1/22	2,900	3,284
Series 2012:
5% 11/15/36	7,100	7,814
5% 11/15/42	1,560	1,695
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/13	1,500	1,526
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,668
5% 12/1/26	980	1,088
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	257
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,394
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,381
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,042
Univ. of Michigan Univ. Rev. Bonds 0.33%, tender 4/1/15 (b)	27,100	27,100
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (e)	2,900	3,341
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,091
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,000
4% 1/1/14	1,100	1,137
5% 1/1/15	1,585	1,697
		117,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 599
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,000
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,274
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,917
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,578
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,924
5% 1/1/20	4,500	5,409
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	800	824
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,778
5.5% 7/1/18	1,400	1,647
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	401
5% 5/15/14	250	262
		30,613
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	5,800	5,800
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.66% 9/1/17 (b)	4,100	4,115
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,531
		11,446
Missouri - 0.1%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,010
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,187
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	371
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,945
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,910
		7,594
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,798
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,964
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,838
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,677
		9,479
Nevada - 0.4%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,528
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,120
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,961
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,021
5% 7/1/14	1,000	1,064
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,234
5% 6/1/23	2,000	2,453
5% 6/1/24	2,000	2,439
5% 6/1/25	1,050	1,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	$ 1,395	$ 1,713
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,884
		21,691
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/22	1,350	1,476
5% 7/1/26	1,280	1,466
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,778
5% 2/1/23	2,215	2,708
5% 2/1/24	1,775	2,151
		10,579
New Jersey - 3.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,773
Series 2005 B, 5% 2/15/13	2,210	2,219
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,644
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,401
5.25% 6/15/21	4,500	5,183
5.25% 6/15/22	10,585	12,071
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,285
5.25% 3/1/21	6,500	7,077
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,311
5.25% 3/1/23	1,500	1,631
5.25% 3/1/24	5,550	6,035
5.25% 3/1/25	4,200	4,557
5.25% 3/1/26	4,700	5,093
Series 2012 G, 0.71% 2/1/15 (b)	8,800	8,808
Series 2012 II, 5% 3/1/21	7,600	9,175
Series 2012, 5% 6/15/13	2,000	2,039
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	$ 6,400	$ 7,391
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,835
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.88%, tender 12/22/14 (b)	17,100	17,154
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,435
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,720
Series 2012 AA:
5% 6/15/23	7,500	9,083
5% 6/15/24	12,000	14,365
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,371
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,673
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,107
		160,113
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	29,025
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,369
4% 9/1/16	3,000	3,272
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,392
		41,058
New York - 10.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,149
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,903
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,249
5.75% 7/1/40	1,000	1,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 4,740	$ 4,826
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,105
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,996
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,144
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,839
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,296
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	479
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	3,882
Series 2005 G, 5% 8/1/14	6,500	6,958
Series 2008 E, 5% 8/1/13	11,760	12,085
Series 2010 C, 5% 8/1/14	10,000	10,705
Series 2010 E, 5% 8/1/16	11,210	12,857
Series C:
5.5% 8/1/13	1,965	1,973
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	35
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,504
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	941
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,400
Series 2009 S2, 6% 7/15/38	7,000	8,199
Series 2009 S3:
5.25% 1/15/34	20,000	22,618
5.25% 1/15/39	2,600	2,889
Series 2009 S4, 5.75% 1/15/39	6,400	7,476
Series S1, 5% 7/15/25	7,700	9,360
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,885
5% 2/1/21	3,510	4,396
Series 2010 B, 5% 11/1/20	37,195	46,596
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/16	$ 9,410	$ 10,923
Series 2012 A, 5% 11/1/21	5,460	6,885
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,427
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,171
Series 2009 A:
5% 3/15/17	9,975	11,633
5% 3/15/19	11,040	13,479
Series 2009 D, 5% 6/15/13	28,020	28,625
Series A:
5% 2/15/19	1,000	1,219
5% 2/15/20	3,000	3,706
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,783
Series A:
5.75% 7/1/13	930	955
5.75% 7/1/13	300	308
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,581
5% 8/15/13	7,390	7,603
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	875
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,670
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,916
Series 2009 A:
5% 7/1/20	5,000	5,963
5% 7/1/21	12,335	14,594
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,623
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.36%, tender 11/1/14 (b)	7,000	6,987
Series B, 5% 11/15/13	4,280	4,455
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.563%, tender 11/1/14 (b)	7,900	7,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 G2, 0.673%, tender 11/1/15 (b)	$ 15,400	$ 15,387
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,686
Series 2005 C, 5.25% 11/15/14	1,000	1,088
Series 2008 C, 6.5% 11/15/28	11,300	14,394
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,337
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,498
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,486
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,460
5% 4/1/14	1,500	1,587
Series 2010 A, 5% 4/1/23	8,195	9,808
Series 2011 A, 5% 4/1/19	2,000	2,426
Series 2011 A1, 5% 4/1/20	2,220	2,744
Series 2011 A2, 5% 4/1/21	2,000	2,481
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,174
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,377
Series 2008 D, 5% 1/1/13	9,500	9,500
Series 2011 A, 5% 3/15/22	7,605	9,367
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,242
5.25% 6/1/22 (AMBAC Insured)	9,450	9,628
5.5% 6/1/19	1,000	1,020
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,796
5.5% 6/1/20	800	816
5.5% 6/1/22	600	612
Series 2011, 5% 6/1/16	17,000	19,255
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	9,906
		537,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,215	$ 1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,257
		5,476
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,681
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,604
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,627
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	2,995	3,253
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,497
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,350
Series 2009 B:
5% 1/1/15	1,250	1,356
5% 1/1/16	3,000	3,358
5% 1/1/20	2,110	2,496
Series 2012 A, 2% 1/1/14	4,780	4,853
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,546
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,488
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,161
5% 6/1/22	4,000	4,714
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,928
Series 2012 A:
5% 1/1/19	10,500	12,585
5% 1/1/20	2,000	2,429
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.593%, tender 12/1/15 (b)	12,900	12,934
		70,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	$ 1,000	$ 1,056
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,604
Series 2012:
5% 2/15/21	1,500	1,812
5% 2/15/22	2,000	2,418
5% 2/15/24	2,000	2,373
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,007
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,630
5% 6/1/17	3,780	4,256
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,499
5% 1/1/27	1,500	1,791
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,526
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,691
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,751
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,718
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,973
5% 10/1/22	2,000	2,379
5% 10/1/23	3,000	3,507
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,108
Series 2010 B, 4% 9/15/15	2,830	3,082
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,991
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,318
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	$ 6,605	$ 7,179
5% 12/1/14 (Escrowed to Maturity)	395	430
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,598
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	25	26
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,752
		85,990
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,149
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,411
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,720
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,328
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,294
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	5,585	6,169
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,759
5% 1/1/22 (FSA Insured)	12,455	14,659
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,390
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,043
5% 12/15/14	850	921
		39,843
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 3,500	$ 3,500
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,389
Series 2008 B, 5% 6/15/13	2,000	2,042
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,429
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,187
Series 2006 B, 5% 12/15/13	3,115	3,202
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,067
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,595
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,469
5% 7/1/22	6,000	6,839
5% 1/1/23	3,000	3,365
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,342
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,019
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,720
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,893
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,923
Series 2009 A, 5% 6/1/17	2,925	3,344
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,704
5% 3/1/22	2,000	2,383
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,046
Series 2011, 5% 7/1/21	2,100	2,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,519
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,680
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,801
Series 2009 B, 5% 12/1/16	12,500	14,417
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,757
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,184
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,878
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	747
Series 2010 C:
5% 9/1/20	14,000	16,597
5% 9/1/21	6,000	7,021
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,339
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,040
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,014
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,802
5% 9/1/20 (FSA Insured)	1,000	1,213
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,436
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,250
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,369
5% 4/1/24	1,365	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,345	$ 1,350
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,377
		181,484
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,701
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	10,400	10,439
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,321
		21,461
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	667
South Carolina - 0.7%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,341
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,524
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	822
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,293
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,150
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,826
Series 2012 B, 5% 12/1/19	7,200	8,880
Series 2012 C:
5% 12/1/13	2,600	2,709
5% 12/1/20	7,500	9,318
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,463
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,186
		38,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 425
5.25% 11/1/18	1,000	1,179
		1,604
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,892
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,067
Series 2010 B, 5.625% 7/1/20 (e)	5,000	6,035
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,689
4.75% 7/1/15	3,560	3,836
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,663
		23,182
Texas - 8.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,077
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,687
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,053
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,918
6% 1/1/18	1,000	1,117
6% 1/1/19	1,335	1,486
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,866
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,748
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,514
5% 11/15/17	1,375	1,638
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,253
5.25% 2/15/42	6,000	6,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,510
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,401
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,305
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,363
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,389
5% 8/15/13	9,575	9,846
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,547
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,806
5.25% 12/1/43	2,555	2,968
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,599
5% 11/1/16	3,000	3,460
5% 11/1/21	1,500	1,709
Series 2009, 5% 11/1/19	1,000	1,213
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,602
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,029
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,423
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,147
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,137
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,233
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,829
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,951
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,356
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,430
Bonds Series 2012 B, 0.72%, tender 8/15/15 (b)	11,800	11,810
Series 2012 A, 0.56% 8/15/15 (b)	1,400	1,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series 2012 C:
5% 8/15/24	$ 1,075	$ 1,326
5% 8/15/25	3,860	4,736
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	3,000
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,631
Series A, 5.5% 7/1/39	6,000	6,764
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,745
2%, tender 6/1/14 (b)	6,500	6,629
Series 2005 A, 0% 2/15/16	6,395	6,232
0% 8/15/15	2,000	1,960
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.73%, tender 8/1/16 (b)	10,300	10,316
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,968
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,218
0% 2/15/17	1,400	1,339
Series 2009, 4% 2/15/14	410	427
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,234
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,009
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	967
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,716
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,495
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,738
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,302
5% 5/15/14 (Escrowed to Maturity)	45	48
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
5% 5/15/15	$ 2,470	$ 2,720
5% 5/15/15 (Escrowed to Maturity)	5	6
5.75% 5/15/37	290	313
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	84
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,640
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,449
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,271
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,256
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 1/2/13 (b)	10,200	10,200
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,633
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,049
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,300
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,766
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,200
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,602
Series 2011 A:
5.5% 9/1/41	1,200	1,430
6% 9/1/41	1,000	1,247
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,357
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,827
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockdale Independent School District Series 2007, 5.25% 2/15/37	$ 2,020	$ 2,212
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,745
5% 10/1/18	1,230	1,436
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,356
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,178
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,746
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,923
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,883
5% 9/15/24	7,490	9,101
5% 9/15/25	9,295	11,214
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,542
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,817
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,935
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,432
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,678
5% 10/1/20	2,180	2,609
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,818
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,221
5% 11/15/14	2,005	2,169
5% 11/15/15	1,880	2,099
5.75% 11/15/24	4,700	5,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	$ 1,800	$ 1,884
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,672
Series 2008, 5% 4/1/25	3,200	3,771
Series 2009 A, 5% 10/1/17	3,660	4,361
Series 2011 A:
5% 8/1/19 (e)	1,545	1,853
5% 8/1/21 (e)	1,530	1,851
Series 2011 C:
5% 8/1/20 (e)	1,625	1,965
5% 8/1/21 (e)	1,460	1,766
Series B, 0% 10/1/13	8,900	8,879
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,826
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,692
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,382
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,422
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,811
Series 2007:
5% 4/1/25	2,500	2,901
5% 4/1/26	3,200	3,704
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,168
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,134
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,170
Waller Independent School District:
5.5% 2/15/26	3,220	3,798
5.5% 2/15/33	4,160	4,864
5.5% 2/15/37	4,820	5,583
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District Series 2001, 0% 8/15/20	$ 1,000	$ 863
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,953
		440,396
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,858
5% 8/15/18	2,500	2,977
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,547
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,937
		17,319
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,328
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,265
5% 12/1/15 (FSA Insured)	1,000	1,077
		4,670
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,335
5% 10/1/14	3,000	3,168
		6,503
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,553
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,205
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,142
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	$ 7,600	$ 7,766
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,605
		33,799
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,556
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,421
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,069
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,555
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/19	10,000	12,317
5% 7/1/20	25,000	31,199
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,238
5% 1/1/23	1,000	1,233
5% 1/1/24	2,330	2,835
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,078
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,618
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	14,277
Series 2009, 5.25% 1/1/42	1,900	2,190
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,521
5% 12/1/19	1,385	1,660
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,042
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,146
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,725
5% 8/15/16	2,500	2,781
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,431
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,897
		105,977
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,061
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,587
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,997
		5,645
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,348
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,936
5.75% 7/1/30	2,000	2,270
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,049
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	887
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,827
		9,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 7,193
TOTAL MUNICIPAL BONDS (Cost $4,513,396)		4,846,278
Municipal Notes - 2.6%

California - 2.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,800	5,842
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	98,000	98,942
		104,784
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,019
New York - 0.4%
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,398
TOTAL MUNICIPAL NOTES (Cost $131,102)		131,201
Money Market Funds - 1.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (c)(d) (Cost $73,590)	73,590,000	73,590
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,718,088)		5,051,069
NET OTHER ASSETS (LIABILITIES) - 1.6%		83,465
NET ASSETS - 100%		$ 5,134,534
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 311
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,977,479	$ -	$ 4,977,479	$ -
Money Market Funds	73,590	73,590	-	-
Total Investments in Securities:	$ 5,051,069	$ 73,590	$ 4,977,479	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Special Tax	12.7%
Health Care	12.3%
Electric Utilities	11.0%
Transportation	7.7%
Escrowed/Pre-Refunded	5.5%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	9.6%
100.0%
* Includes net other assets (liabilities)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,644,498)	$ 4,977,479
Fidelity Central Funds (cost $73,590)	73,590
Total Investments (cost $4,718,088)		$ 5,051,069
Cash		72,499
Receivable for fund shares sold		8,706
Interest receivable		56,675
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		12
Other receivables		28
Total assets		5,189,005

Liabilities
Payable for investments purchased Regular delivery	$ 4,200
Delayed delivery	30,765
Payable for fund shares redeemed	13,812
Distributions payable	3,523
Accrued management fee	1,118
Distribution and service plan fees payable	102
Other affiliated payables	853
Other payables and accrued expenses	98
Total liabilities		54,471

Net Assets		$ 5,134,534
Net Assets consist of:
Paid in capital		$ 4,800,143
Undistributed net investment income		657
Accumulated undistributed net realized gain (loss) on investments		753
Net unrealized appreciation (depreciation) on investments		332,981
Net Assets		$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,444 ÷ 12,331.3 shares)	$ 10.66

Maximum offering price per share (100/96.00 of $10.66)	$ 11.10
Class T: Net Asset Value and redemption price per share ($20,218 ÷ 1,897.7 shares)	$ 10.65

Maximum offering price per share (100/96.00 of $10.65)	$ 11.09
Class B: Net Asset Value and offering price per share ($2,965 ÷ 278.1 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($81,289 ÷ 7,623.1 shares)A	$ 10.66

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,571,236 ÷ 429,113.4 shares)	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($327,382 ÷ 30,686.9 shares)	$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Interest		$ 159,137
Income from Fidelity Central Funds		311
Total income		159,448

Expenses
Management fee	$ 12,755
Transfer agent fees	4,274
Distribution and service plan fees	1,143
Accounting fees and expenses	653
Custodian fees and expenses	55
Independent trustees' compensation	17
Registration fees	271
Audit	62
Legal	14
Miscellaneous	40
Total expenses before reductions	19,284
Expense reductions	(160)	19,124
Net investment income (loss)		140,324
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,884
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		4,886
Change in net unrealized appreciation (depreciation) on investment securities		86,937
Net gain (loss)		91,823
Net increase (decrease) in net assets resulting from operations		$ 232,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,324	$ 141,368
Net realized gain (loss)	4,886	(645)
Change in net unrealized appreciation (depreciation)	86,937	177,505
Net increase (decrease) in net assets resulting from operations	232,147	318,228
Distributions to shareholders from net investment income	(138,351)	(142,667)
Distributions to shareholders from net realized gain	(3,372)	(4,880)
Total distributions	(141,723)	(147,547)
Share transactions - net increase (decrease)	565,042	31,139
Redemption fees	55	58
Total increase (decrease) in net assets	655,521	201,878

Net Assets
Beginning of period	4,479,013	4,277,135
End of period (including undistributed net investment income of $657 and distributions in excess of net investment income of $1,174, respectively)	$ 5,134,534	$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.279	.318	.318	.325	.344
Net realized and unrealized gain (loss)	.213	.435	(.088)	.482	(.277)
Total from investment operations	.492	.753	.230	.807	.067
Distributions from net investment income	(.275)	(.321)	(.317)	(.327)	(.346)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.282)	(.333)	(.360)	(.327)	(.348)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.75%	7.65%	2.25%	8.43%	.69%
Ratios to Average Net Assets D,F
Expenses before reductions	.65%	.68%	.68%	.71%	.68%
Expenses net of fee waivers, if any	.65%	.68%	.68%	.71%	.68%
Expenses net of all reductions	.65%	.68%	.68%	.71%	.61%
Net investment income (loss)	2.63%	3.12%	3.09%	3.25%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 115	$ 113	$ 106	$ 43
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.280	.319	.320	.328	.347
Net realized and unrealized gain (loss)	.203	.436	(.087)	.481	(.279)
Total from investment operations	.483	.755	.233	.809	.068
Distributions from net investment income	(.276)	(.323)	(.320)	(.329)	(.347)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.283)	(.335)	(.363)	(.329)	(.349)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.66%	7.67%	2.28%	8.46%	.70%
Ratios to Average Net Assets D,F
Expenses before reductions	.65%	.67%	.66%	.69%	.68%
Expenses net of fee waivers, if any	.65%	.67%	.66%	.69%	.68%
Expenses net of all reductions	.64%	.67%	.65%	.68%	.63%
Net investment income (loss)	2.64%	3.14%	3.11%	3.28%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 18	$ 13	$ 12	$ 9
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.213	.254	.252	.261	.278
Net realized and unrealized gain (loss)	.213	.435	(.087)	.481	(.278)
Total from investment operations	.426	.689	.165	.742	-
Distributions from net investment income	(.209)	(.257)	(.252)	(.262)	(.279)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.216)	(.269)	(.295)	(.262)	(.281)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.10%	6.98%	1.60%	7.73%	0.00% H
Ratios to Average Net Assets D,F
Expenses before reductions	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of all reductions	1.28%	1.31%	1.31%	1.35%	1.31%
Net investment income (loss)	2.01%	2.49%	2.46%	2.61%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,965	$ 3,269	$ 3,650	$ 3,261	$ 1,403
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.197	.240	.240	.252	.271
Net realized and unrealized gain (loss)	.203	.435	(.078)	.480	(.290)
Total from investment operations	.400	.675	.162	.732	(.019)
Distributions from net investment income	(.193)	(.243)	(.239)	(.252)	(.270)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.200)	(.255)	(.282)	(.252)	(.272)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Total Return A,B	3.84%	6.82%	1.58%	7.63%	(.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of fee waivers, if any	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.43%	1.45%	1.44%	1.45%	1.39%
Net investment income (loss)	1.86%	2.35%	2.33%	2.52%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 65	$ 64	$ 49	$ 15
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) B	.309	.347	.347	.355	.372
Net realized and unrealized gain (loss)	.203	.435	(.077)	.472	(.278)
Total from investment operations	.512	.782	.270	.827	.094
Distributions from net investment income	(.305)	(.350)	(.347)	(.357)	(.373)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.312)	(.362)	(.390)	(.357)	(.375)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Total Return A	4.95%	7.96%	2.65%	8.65%	.96%
Ratios to Average Net Assets C,E
Expenses before reductions	.37%	.40%	.39%	.41%	.42%
Expenses net of fee waivers, if any	.37%	.40%	.39%	.41%	.42%
Expenses net of all reductions	.37%	.40%	.39%	.41%	.38%
Net investment income (loss)	2.92%	3.41%	3.38%	3.55%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,571	$ 4,003	$ 3,807	$ 3,775	$ 2,694
Portfolio turnover rate D	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Income from Investment Operations
Net investment income (loss) B	.305	.343	.341	.351	.369
Net realized and unrealized gain (loss)	.212	.435	(.087)	.481	(.276)
Total from investment operations	.517	.778	.254	.832	.093
Distributions from net investment income	(.300)	(.346)	(.341)	(.352)	(.372)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.307)	(.358)	(.384)	(.352)	(.374)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Total Return A	4.99%	7.91%	2.49%	8.69%	.96%
Ratios to Average Net Assets C,E
Expenses before reductions	.42%	.44%	.46%	.47%	.43%
Expenses net of fee waivers, if any	.42%	.44%	.46%	.47%	.43%
Expenses net of all reductions	.41%	.44%	.46%	.46%	.36%
Net investment income (loss)	2.87%	3.37%	3.31%	3.50%	3.80%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 274	$ 277	$ 660	$ 253
Portfolio turnover rate D	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 337,255
Gross unrealized depreciation	(4,038)
Net unrealized appreciation (depreciation) on securities and other investments	$ 333,217

Tax Cost	$ 4,717,852

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 422
Undistributed long-term capital gain	$ 786
Net unrealized appreciation (depreciation)	$ 333,216

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 138,351	$ 142,667
Long-term Capital Gains	3,372	4,880
Total	$ 141,723	$ 147,547

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,336,045 and $695,913, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 319	$ 20
Class T	-%	.25%	46	1
Class B	.65%	.25%	28	21
Class C	.75%	.25%	750	202
			$ 1,143	$ 244

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35
Class T	5
Class B*	5
Class C*	9
$ 54

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 151.12
Class T	21.11
Class B	3.09
Class C	108.14
Intermediate Municipal Income	3,598.08
Institutional Class	393.13
	$ 4,274

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $55 and $105, respectively.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 3,304	$ 3,370
Class T	477	416
Class B	62	86
Class C	1,355	1,433
Intermediate Municipal Income	124,708	128,225
Institutional Class	8,445	9,137
Total	$ 138,351	$ 142,667
From net realized gain
Class A	$ 86	$ 126
Class T	12	15
Class B	2	4
Class C	53	72
Intermediate Municipal Income	3,005	4,330
Institutional Class	214	333
Total	$ 3,372	$ 4,880

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	4,842	3,563	$ 51,405	$ 36,321
Reinvestment of distributions	237	245	2,517	2,493
Shares redeemed	(3,787)	(3,985)	(40,263)	(40,305)
Net increase (decrease)	1,292	(177)	$ 13,659	$ (1,491)
Class T
Shares sold	617	674	$ 6,552	$ 6,926
Reinvestment of distributions	34	33	364	335
Shares redeemed	(447)	(332)	(4,762)	(3,338)
Net increase (decrease)	204	375	$ 2,154	$ 3,923
Class B
Shares sold	2	28	$ 22	$ 283
Reinvestment of distributions	3	5	36	49
Shares redeemed	(40)	(84)	(425)	(848)
Net increase (decrease)	(35)	(51)	$ (367)	$ (516)
Class C
Shares sold	2,676	1,639	$ 28,406	$ 16,775
Reinvestment of distributions	94	99	1,004	1,007
Shares redeemed	(1,407)	(1,810)	(14,965)	(18,310)
Net increase (decrease)	1,363	(72)	$ 14,445	$ (528)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Intermediate Municipal Income
Shares sold	114,554	106,346	$ 1,215,368	$ 1,081,129
Reinvestment of distributions	8,547	9,123	90,822	92,856
Shares redeemed	(77,206)	(111,915)	(819,131)	(1,129,814)
Net increase (decrease)	45,895	3,554	$ 487,059	$ 44,171
Institutional Class
Shares sold	12,972	13,604	$ 137,845	$ 138,309
Reinvestment of distributions	393	358	4,186	3,652
Shares redeemed	(8,843)	(15,429)	(93,939)	(156,381)
Net increase (decrease)	4,522	(1,467)	$ 48,092	$ (14,420)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Investments Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Investments Intermediate Municipal Income Fund	02/11/13	02/08/13	$0.000	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $4,219,638, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 4.41% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LIM-UANN-0213
1.787736.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	0.56%	3.86%	3.83%
Class T (incl. 4.00% sales charge) B	0.47%	3.86%	3.82%
Class B (incl. contingent deferred sales charge) C	-0.90%	3.70%	3.77%
Class C (incl. contingent deferred sales charge) D	2.84%	3.89%	3.68%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 31, 2005. Returns between October 31, 2005, and April 1, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Class A on December 31, 2002, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period. The initial offering of Class A took place on October 31, 2005. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 4.75%, 4.66%, 4.10% and 3.84%, respectively (excluding sales charges). Meanwhile, the Barclays 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 4.74%. Relative to the benchmark, the fund's performance was bolstered by our overweighting in both health care and California general obligation bonds (GOs) issued by the state, our yield-curve positioning, and our underweighting in Puerto Rico bonds. Health care bonds were among the market's best performers, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The larger-than-benchmark stake in California state GOs proved advantageous, as these securities rallied strongly. Underweighting Puerto Rico bonds was advantageous because they underperformed the benchmark. In terms of yield-curve positioning, the fund benefited from its maturity "barbell" approach. The fund's underweighting in bonds in the 10- to 17-year range hurt relative performance because it meant the fund didn't benefit as much as the index from a phenomenon known as "roll down."

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 1,021.10	$ 3.30
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.65%
Actual		$ 1,000.00	$ 1,020.10	$ 3.30
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class B	1.27%
Actual		$ 1,000.00	$ 1,017.90	$ 6.44
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.44
Class C	1.42%
Actual		$ 1,000.00	$ 1,016.20	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.20
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 1,021.60	$ 1.83
Hypothetical A		$ 1,000.00	$ 1,023.33	$ 1.83
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,022.20	$ 2.13
Hypothetical A		$ 1,000.00	$ 1,023.03	$ 2.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.8	15.4
Illinois	13.2	11.8
New York	10.9	11.8
Florida	10.1	10.3
Texas	8.6	7.7
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	33.4
Special Tax	12.7	11.9
Health Care	12.3	11.8
Electric Utilities	11.0	11.1
Transportation	7.7	5.9
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	5.0	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.0	5.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 9.5%	AAA 8.5%
AA,A 76.5%	AA,A 75.8%
BBB 6.4%	BBB 6.0%
BB and Below 0.5%	BB and Below 0.3%
Not Rated 4.1%	Not Rated 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 3.0%	Short-Term Investments and Net Other Assets (Liabilities) 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 1,996
5.5% 1/1/22	2,300	2,297
		4,293
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,907
5% 10/1/17 (FSA Insured)	10,000	11,536
5% 10/1/18 (FSA Insured)	2,500	2,940
5.25% 10/1/20 (FSA Insured)	6,695	8,019
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,942
6% 1/1/27	1,400	1,633
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,574
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,514
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,419
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,132
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,888
5% 7/1/20	2,550	2,811
5% 7/1/21	1,505	1,655
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,107
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (e)	1,005	1,031
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,302
Series 2011 C, 5% 7/1/21	1,000	1,247
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,603
5% 7/1/18	7,665	9,249
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,754
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2011 B:
5% 7/1/25	$ 2,000	$ 2,389
Series 2012 A:
5% 7/1/22	500	615
5% 7/1/23	1,100	1,346
		100,613
California - 15.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	2,030
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	6,032
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,368
SeriesAM, 5% 12/1/19 (a)	5,015	6,201
Series AI:
5% 12/1/20	5,000	6,309
5% 12/1/25	2,195	2,722
5% 12/1/29	4,865	5,878
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,281
Series 2004 A:
5% 7/1/15	4,775	5,100
5.25% 7/1/14	3,900	4,185
Series 2009 A:
5% 7/1/15	8,990	9,602
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,641
5% 7/1/19	7,625	9,365
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,123
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,431
5.25% 7/1/14	3,445	3,696
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,214
Series 2009 B, 5% 7/1/20	5,600	6,808
Series A, 5% 7/1/18	4,510	5,447
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,605
5% 3/1/15	2,415	2,637
5% 8/1/16	6,070	6,921
5% 3/1/19	1,470	1,736
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	$ 2,800	$ 3,262
5% 3/1/26	2,200	2,423
5% 6/1/27 (AMBAC Insured)	1,800	1,918
5.125% 11/1/24	1,900	1,963
5.25% 2/1/15	145	149
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,995
5.25% 2/1/16	2,995	3,075
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,663
5.25% 2/1/27 (Pre-Refunded to 2/1/13 @ 100)	1,605	1,611
5.25% 2/1/28	3,400	3,478
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,418
5.5% 4/1/13 (AMBAC Insured)	1,000	1,013
5.5% 8/1/29	13,900	16,302
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,368
5.5% 8/1/30	10,000	11,671
5.5% 11/1/33	21,355	22,189
6% 3/1/33	12,375	15,464
6% 4/1/38	7,500	8,984
6% 11/1/39	35,800	43,565
6.5% 4/1/33	150	187
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,100
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,549
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	131
6.5% 10/1/38	5,300	6,421
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,180
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,338
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.93%, tender 7/1/17 (b)	4,500	4,510
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,299
Series 2011 D, 5% 8/15/35	3,000	3,375
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (b)(e)	$ 18,800	$ 18,801
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,450
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,521
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,648
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,998
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,125
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,185
5% 11/1/24	1,000	1,177
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,728
5.25% 10/1/25	4,000	4,684
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,956
Series 2012 A:
5% 4/1/22	2,100	2,502
5% 4/1/23	5,000	5,850
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,915
5% 12/1/21	2,500	3,023
Series 2005 K, 5% 11/1/16	7,195	7,980
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,373
Series 2009 G1, 5.75% 10/1/30	2,100	2,454
Series 2009 I, 6.125% 11/1/29	1,300	1,596
Series 2010 A, 5.75% 3/1/30	4,100	4,773
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,084
Series 2009 A:
5.75% 11/1/25	5,000	6,052
5.75% 11/1/28	5,000	5,984
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009: - continued
5% 6/15/13	$ 8,665	$ 8,848
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	704
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.511%, tender 12/12/15 (b)	14,800	14,800
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	8,028
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.48%, tender 7/1/14 (b)	40,825	40,910
Series 2011 A2, 0.48%, tender 7/1/14 (b)	18,265	18,303
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,177
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,764
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,900
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,032
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,053
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,064
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,945
Series 2010 C, 5.25% 8/1/39	3,700	4,481
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,537
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	15,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2013 A:
5% 7/1/19 (a)	$ 11,600	$ 13,957
5% 7/1/21 (a)	4,000	4,890
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,556
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,655
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,890
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,250
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,773
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,194
5% 7/1/23	3,800	4,526
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,616
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,432
5% 7/1/20	2,000	2,358
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,578
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,711
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,664
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,852
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,956
Poway Unified School District:
Series B:
0% 8/1/37	16,850	5,140
0% 8/1/38	4,650	1,345
0% 8/1/40	2,240	585
0% 8/1/36	12,950	4,204
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,823
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	$ 700	$ 842
5.25% 7/1/21	700	845
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,325
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	6,187
6.5% 8/1/27	3,500	4,394
6.5% 8/1/28	2,750	3,451
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,647
5.25% 8/1/26	2,200	2,384
5.5% 8/1/20	2,000	2,321
Series 2009 B, 5% 8/1/18	7,355	8,306
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,216
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,904
5% 5/15/22	2,000	2,395
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	936
0% 7/1/39	7,200	1,892
Series 2008 E, 0% 7/1/49	4,500	686
Series C:
0% 7/1/46	20,405	3,632
0% 7/1/47	13,000	2,198
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,814
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,229
0% 8/1/37	2,000	586
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,454
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,607
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 11,914
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,248
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,062
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,004
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	175	186
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,835
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	820
Series 2009 O, 5.25% 5/15/39	1,900	2,179
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,268
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,179
		807,593
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,099
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,588
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,002
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,186
5% 11/15/14 (Escrowed to Maturity)	60	65
Series 2006 F:
5% 11/15/13	395	411
5% 11/15/13 (Escrowed to Maturity)	890	927
5% 11/15/14	420	451
5% 11/15/14 (Escrowed to Maturity)	935	1,016
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 5,800	$ 6,307
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,660
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,571
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,104
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,104
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,255
Series 2010 A:
0% 9/1/35	2,000	639
0% 9/1/37	3,000	850
0% 9/1/38	3,760	1,010
		35,445
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,700	4,725
Connecticut Gen. Oblig. Series 2012 E, 5% 9/15/23	3,000	3,766
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,506
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,128
		21,125
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,024
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,251
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,106
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	9,230
		20,611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 10.1%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	$ 3,100	$ 3,778
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,025
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,440
Series 2012 A:
5% 7/1/21	5,380	6,504
5% 7/1/22	5,000	5,939
5% 7/1/25	5,635	6,535
5% 7/1/26	24,585	28,335
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,729
Series 2010 A3, 1.88% 6/1/13 (b)	52,200	52,518
Series 2011 A1, 5% 6/1/18	2,000	2,315
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,486
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,574
5% 12/1/23	2,245	2,661
5% 12/1/24	2,365	2,795
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,824
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,105
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,318
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,386
Series 2011 C:
5% 6/1/20	12,380	15,300
5% 6/1/21	13,005	16,158
5% 6/1/22	10,000	12,451
Series 2011 E, 5% 6/1/24	5,000	6,074
Series A, 5.5% 6/1/38	1,800	2,155
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,881
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,837
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	$ 12,300	$ 14,732
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,471
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,919
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,123
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,230
Series 2005 I:
5% 11/15/17	2,600	2,998
5% 11/15/18	2,000	2,340
Series 2008 B, 6% 11/15/37	12,000	14,193
Series B:
5% 11/15/17	1,050	1,157
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	168
Series G:
5% 11/15/13	1,545	1,607
5% 11/15/13 (Escrowed to Maturity)	55	57
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,399
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,848
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,078
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,430
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,200
5% 9/1/22	2,270	2,665
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,153
5% 10/1/14	7,000	7,396
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,848
5% 10/1/23	5,320	6,402
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,455
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	$ 2,000	$ 2,196
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,608
5.25% 6/1/24	3,750	4,066
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,131
5% 11/15/22	500	564
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,347
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,493
Series 2012 A:
5% 10/1/22 (e)	3,000	3,517
5% 10/1/24 (e)	10,000	11,669
5% 10/1/24	2,165	2,605
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,619
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,568
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,948
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,545
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,554
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,862
5% 8/1/15 (AMBAC Insured)	5,990	6,538
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,524
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,797
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,347
5.75% 10/1/43	1,850	2,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 5,205
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,961
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,945
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,197
Series 2012 B, 5% 8/1/26	4,000	4,669
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,429
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,861
5% 10/1/20	3,500	4,312
Series 2012 A:
5% 10/1/23	1,700	2,151
5% 10/1/25	900	1,153
Series 2013 A, 5% 10/1/24 (a)	4,800	6,127
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,092
Series 2011, 5% 10/1/24	8,600	10,109
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	6,127
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,546
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,105
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,549
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,791
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,864
5% 10/1/18 (FSA Insured) (e)	10,515	12,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (e)	$ 5,965	$ 6,986
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,170
		519,225
Georgia - 3.6%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,200
Series 2011 B, 5% 1/1/13 (e)	1,000	1,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,224
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,833
1.2%, tender 4/1/14 (b)	5,200	5,246
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,865
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,852
6.125% 9/1/40	5,600	6,596
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,804
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,299
5% 11/1/18	6,000	6,981
5% 11/1/19	3,000	3,553
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	35	37
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,704
Series GG:
5% 1/1/22	3,000	3,754
5% 1/1/24	3,625	4,480
5% 1/1/25	1,250	1,536
5% 1/1/26	5,000	6,060
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.): - continued
Series S:
5% 10/1/22	$ 1,275	$ 1,549
5% 10/1/24	2,425	2,893
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	761
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.38%, tender 9/1/14 (b)	15,500	15,505
Third Series 2009 A, 5.25% 7/1/36	11,600	13,433
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,118
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,879
5.25% 1/1/20	1,625	1,979
Series 2008 D, 5.75% 1/1/19	11,500	14,054
Series 2009 B, 5% 1/1/16	2,500	2,799
Series 2011 A, 5% 1/1/21	9,000	10,896
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,497
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,914
		182,731
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,495
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,399
		9,894
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,159
6.75% 11/1/37	2,600	3,076
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,917
		8,152
Illinois - 13.2%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 935
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,824
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,034
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,798
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,870
Series 2010 F, 5% 12/1/31	20,000	22,379
Series 2011A, 5.5% 12/1/39	5,900	6,821
Series 2012 A, 5% 12/1/42	14,300	15,730
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,982
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,158
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,901
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,183
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	955
Series 2006 A, 5% 1/1/23	10,975	11,913
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,355
Series 2012 C, 5% 1/1/25	1,000	1,155
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,123
Series 2010 D:
5.25% 1/1/18 (e)	750	877
5.25% 1/1/19 (e)	5,125	6,020
Series 2011 B, 5% 1/1/20	4,430	5,189
Series 2011 C, 6.5% 1/1/41	14,300	18,277
Series 2012 A, 5% 1/1/22	1,750	2,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B:
4% 1/1/14 (e)	$ 5,000	$ 5,167
5% 1/1/22 (e)	7,000	8,174
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,805
Series 2010 C:
5% 1/1/22	3,155	3,835
5% 1/1/23	3,400	4,108
5% 1/1/24	2,000	2,405
5.25% 1/1/37	3,385	3,912
5.25% 1/1/40	1,575	1,812
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,705
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,909
5% 6/1/19 (AMBAC Insured)	3,705	4,159
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	869
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,499
Series 2008, 5.25% 11/1/33	5,200	6,056
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,486
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,213
5% 12/15/24	1,000	1,205
Series 2012 C, 5% 12/15/25	2,120	2,457
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,200
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	655
Series 2009 D, 5% 11/15/17	3,250	3,777
Series 2010 A, 5.25% 11/15/24	17,925	20,963
Series 2011 A, 5.25% 11/15/24	1,500	1,783
Series 2012 C:
5% 11/15/22	2,000	2,417
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/23	$ 2,500	$ 2,985
5% 11/15/24	15,405	18,293
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,991
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,494
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,382
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,621
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	483
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	534
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,486
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,178
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,636
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,534
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,666
5.25% 10/1/14	2,290	2,426
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,112
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,048
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,754
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,050
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	4,435	4,670
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,810	7,361
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	$ 8,415	$ 9,469
5% 5/15/19	3,940	4,486
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,455
6.25% 5/1/21	6,395	7,673
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,126
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	11,855	13,044
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,432
Series 2012, 5% 11/15/43	3,265	3,501
Series 2008 A, 5.625% 1/1/37	19,250	21,062
Series 2009 A, 7.25% 11/1/38	965	1,198
Series 2009:
6.875% 8/15/38	325	390
7% 8/15/44	1,165	1,399
Series 2010 A:
5.5% 8/15/24	2,110	2,389
5.75% 8/15/29	1,440	1,629
Series 2012 A, 5% 5/15/23	1,480	1,697
Series 2012, 5% 9/1/32	8,100	8,743
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,437
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,722
Series 2004 B, 5% 3/1/13	1,475	1,486
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,683
Series 2006:
5% 1/1/18	9,600	11,011
5% 1/1/19	3,200	3,677
Series 2007 B, 5% 1/1/15	1,150	1,236
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,064
Series 2010:
4% 1/1/13	3,900	3,900
5% 1/1/21 (FSA Insured)	10,000	11,361
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
2% 2/1/13	$ 10,500	$ 10,512
3% 8/1/13	5,200	5,275
5% 3/1/20	3,250	3,722
5% 3/1/21	2,750	3,147
5% 3/1/22	5,000	5,722
5% 8/1/22	6,500	7,441
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,304
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,323
5% 6/15/16	10,000	11,396
Series 2011, 4% 6/15/13	2,900	2,948
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,650
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	36,685
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	6,500	6,504
4% 6/15/20	7,500	7,853
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,178
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,589
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,208
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,905
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,088
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	842
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 4,072
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,522
0% 12/1/14 (FSA Insured)	5,180	4,996
0% 12/1/15 (FSA Insured)	3,810	3,590
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Escrowed to Maturity)	2,370	2,524
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,185
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,111
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,487
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	8,037
Series 2012 B, 0% 12/15/51	48,500	6,900
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,787
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,718
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,571
0% 6/15/46 (FSA Insured)	4,730	901
0% 6/15/47 (FSA Insured)	3,755	681
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,895
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	573
0% 6/15/16 (Escrowed to Maturity)	1,050	1,018
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,306
0% 6/15/17 (Escrowed to Maturity)	1,175	1,118
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,847
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,163
5% 10/1/19	1,475	1,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 3,020
0% 4/1/14	3,500	3,452
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,495
0% 11/1/14 (FSA Insured)	1,285	1,259
0% 11/1/16 (Escrowed to Maturity)	995	956
0% 11/1/16 (FSA Insured)	3,005	2,814
0% 11/1/17 (FSA Insured)	1,300	1,182
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	978
		675,562
Indiana - 2.8%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,064
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,172
5% 1/10/14 (FSA Insured)	1,180	1,233
5% 7/10/14 (FSA Insured)	1,215	1,292
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,574
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,291
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,866
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,757
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,114
5.25% 7/15/16 (FSA Insured)	2,095	2,379
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,500
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,758
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,546
5% 12/1/17	855	1,004
Series 2010 A, 5% 2/1/17	3,700	4,306
Series 2012:
5% 3/1/22	1,000	1,153
5% 3/1/23	1,000	1,144
5% 3/1/41	2,900	3,132
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,713
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	6,015
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,205
5% 1/1/25	1,000	1,197
5% 1/1/26	2,745	3,265
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,225
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,632
Series 2011 A, 5.25% 10/1/24	4,025	4,928
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,725
0% 12/1/17 (AMBAC Insured)	1,470	1,316
0% 6/1/18 (AMBAC Insured)	1,740	1,543
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,110
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,912
5% 10/1/21	5,500	6,597
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,670
5% 7/15/22	1,000	1,241
5% 7/15/23	2,700	3,336
5% 7/15/24	4,185	5,125
5% 7/15/25	4,330	5,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	$ 1,530	$ 1,710
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,464
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,738
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,341
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,940
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,594
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,546
		141,282
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,919
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	339
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,254
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,104
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,594
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,608
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,803
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	5,319
Series 2012 B, 5% 9/1/24	1,500	1,801
Series 2012, 5% 9/1/23	1,025	1,242
		22,064
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	$ 4,000	$ 4,245
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,320
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,550
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,288
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,450
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,023
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,410
		73,689
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,259
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,069
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,225
5% 7/1/15	2,740	2,978
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,887
Series 2012, 5% 12/1/20	3,200	3,773
0% 9/1/13 (AMBAC Insured)	1,400	1,376
		20,567
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,861
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,323
6% 7/1/38	1,800	2,134
		9,318
Maryland - 0.8%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,901
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,770
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,331
5% 7/1/18	2,500	2,842
Series 2010, 5.125% 7/1/39	3,600	3,946
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,675
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,671
Series 2012 C, 0.973%, tender 11/15/17 (b)	15,000	15,084
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	564
5% 4/1/16	1,665	1,879
		40,663
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,184
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	750
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,203
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,600	1,649
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,187
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,864
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 B, 5.25% 8/1/20	$ 13,865	$ 17,609
Series 2007 C:
5.25% 8/1/22	3,300	3,905
5.25% 8/1/23	1,600	1,891
5.25% 8/1/24	4,000	4,713
Series 2011 A, 5% 4/1/23	10,000	12,389
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,187
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,990
5% 7/1/21	4,700	5,580
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,082
5%, tender 7/1/15 (b)	7,000	7,524
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,052
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,739
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		93,647
Michigan - 2.3%
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,305
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,799
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,297
Series 2006 D, 0.841% 7/1/32 (b)	5,520	4,635
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,735
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,660
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,383
5% 12/1/15	665	734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	$ 1,425	$ 1,508
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,402
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,191
5% 11/15/21	650	773
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,748
5% 6/1/27	2,300	2,511
5% 6/1/39	4,100	4,333
Series 2012 B, 5% 7/1/22	2,900	3,284
Series 2012:
5% 11/15/36	7,100	7,814
5% 11/15/42	1,560	1,695
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/13	1,500	1,526
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,668
5% 12/1/26	980	1,088
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	257
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,394
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,381
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,042
Univ. of Michigan Univ. Rev. Bonds 0.33%, tender 4/1/15 (b)	27,100	27,100
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (e)	2,900	3,341
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,091
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,000
4% 1/1/14	1,100	1,137
5% 1/1/15	1,585	1,697
		117,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 599
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,000
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,274
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,917
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,578
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,924
5% 1/1/20	4,500	5,409
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	800	824
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,778
5.5% 7/1/18	1,400	1,647
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	401
5% 5/15/14	250	262
		30,613
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	5,800	5,800
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.66% 9/1/17 (b)	4,100	4,115
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,531
		11,446
Missouri - 0.1%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,010
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,187
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	371
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,945
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,910
		7,594
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,798
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,964
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,838
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,677
		9,479
Nevada - 0.4%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,528
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,120
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,961
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,021
5% 7/1/14	1,000	1,064
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,234
5% 6/1/23	2,000	2,453
5% 6/1/24	2,000	2,439
5% 6/1/25	1,050	1,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	$ 1,395	$ 1,713
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,884
		21,691
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/22	1,350	1,476
5% 7/1/26	1,280	1,466
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,778
5% 2/1/23	2,215	2,708
5% 2/1/24	1,775	2,151
		10,579
New Jersey - 3.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,773
Series 2005 B, 5% 2/15/13	2,210	2,219
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,644
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,401
5.25% 6/15/21	4,500	5,183
5.25% 6/15/22	10,585	12,071
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,285
5.25% 3/1/21	6,500	7,077
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,311
5.25% 3/1/23	1,500	1,631
5.25% 3/1/24	5,550	6,035
5.25% 3/1/25	4,200	4,557
5.25% 3/1/26	4,700	5,093
Series 2012 G, 0.71% 2/1/15 (b)	8,800	8,808
Series 2012 II, 5% 3/1/21	7,600	9,175
Series 2012, 5% 6/15/13	2,000	2,039
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	$ 6,400	$ 7,391
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,835
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.88%, tender 12/22/14 (b)	17,100	17,154
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,435
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,720
Series 2012 AA:
5% 6/15/23	7,500	9,083
5% 6/15/24	12,000	14,365
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,371
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,673
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,107
		160,113
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	29,025
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,369
4% 9/1/16	3,000	3,272
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,392
		41,058
New York - 10.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,149
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,903
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,249
5.75% 7/1/40	1,000	1,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 4,740	$ 4,826
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,105
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,996
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,144
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,839
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,296
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	479
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	3,882
Series 2005 G, 5% 8/1/14	6,500	6,958
Series 2008 E, 5% 8/1/13	11,760	12,085
Series 2010 C, 5% 8/1/14	10,000	10,705
Series 2010 E, 5% 8/1/16	11,210	12,857
Series C:
5.5% 8/1/13	1,965	1,973
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	35
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,504
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	941
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,400
Series 2009 S2, 6% 7/15/38	7,000	8,199
Series 2009 S3:
5.25% 1/15/34	20,000	22,618
5.25% 1/15/39	2,600	2,889
Series 2009 S4, 5.75% 1/15/39	6,400	7,476
Series S1, 5% 7/15/25	7,700	9,360
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,885
5% 2/1/21	3,510	4,396
Series 2010 B, 5% 11/1/20	37,195	46,596
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/16	$ 9,410	$ 10,923
Series 2012 A, 5% 11/1/21	5,460	6,885
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,427
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,171
Series 2009 A:
5% 3/15/17	9,975	11,633
5% 3/15/19	11,040	13,479
Series 2009 D, 5% 6/15/13	28,020	28,625
Series A:
5% 2/15/19	1,000	1,219
5% 2/15/20	3,000	3,706
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,783
Series A:
5.75% 7/1/13	930	955
5.75% 7/1/13	300	308
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,581
5% 8/15/13	7,390	7,603
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	875
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,670
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,916
Series 2009 A:
5% 7/1/20	5,000	5,963
5% 7/1/21	12,335	14,594
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,623
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.36%, tender 11/1/14 (b)	7,000	6,987
Series B, 5% 11/15/13	4,280	4,455
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.563%, tender 11/1/14 (b)	7,900	7,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 G2, 0.673%, tender 11/1/15 (b)	$ 15,400	$ 15,387
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,686
Series 2005 C, 5.25% 11/15/14	1,000	1,088
Series 2008 C, 6.5% 11/15/28	11,300	14,394
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,337
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,498
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,486
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,460
5% 4/1/14	1,500	1,587
Series 2010 A, 5% 4/1/23	8,195	9,808
Series 2011 A, 5% 4/1/19	2,000	2,426
Series 2011 A1, 5% 4/1/20	2,220	2,744
Series 2011 A2, 5% 4/1/21	2,000	2,481
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,174
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,377
Series 2008 D, 5% 1/1/13	9,500	9,500
Series 2011 A, 5% 3/15/22	7,605	9,367
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,242
5.25% 6/1/22 (AMBAC Insured)	9,450	9,628
5.5% 6/1/19	1,000	1,020
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,796
5.5% 6/1/20	800	816
5.5% 6/1/22	600	612
Series 2011, 5% 6/1/16	17,000	19,255
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	9,906
		537,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,215	$ 1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,257
		5,476
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,681
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,604
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,627
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	2,995	3,253
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,497
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,350
Series 2009 B:
5% 1/1/15	1,250	1,356
5% 1/1/16	3,000	3,358
5% 1/1/20	2,110	2,496
Series 2012 A, 2% 1/1/14	4,780	4,853
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,546
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,488
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,161
5% 6/1/22	4,000	4,714
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,928
Series 2012 A:
5% 1/1/19	10,500	12,585
5% 1/1/20	2,000	2,429
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.593%, tender 12/1/15 (b)	12,900	12,934
		70,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	$ 1,000	$ 1,056
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,604
Series 2012:
5% 2/15/21	1,500	1,812
5% 2/15/22	2,000	2,418
5% 2/15/24	2,000	2,373
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,007
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,630
5% 6/1/17	3,780	4,256
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,499
5% 1/1/27	1,500	1,791
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,526
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,691
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,751
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,718
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,973
5% 10/1/22	2,000	2,379
5% 10/1/23	3,000	3,507
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,108
Series 2010 B, 4% 9/15/15	2,830	3,082
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,991
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,318
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	$ 6,605	$ 7,179
5% 12/1/14 (Escrowed to Maturity)	395	430
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,598
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	25	26
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,752
		85,990
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,149
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,411
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,720
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,328
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,294
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	5,585	6,169
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,759
5% 1/1/22 (FSA Insured)	12,455	14,659
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,390
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,043
5% 12/15/14	850	921
		39,843
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 3,500	$ 3,500
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,389
Series 2008 B, 5% 6/15/13	2,000	2,042
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,429
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,187
Series 2006 B, 5% 12/15/13	3,115	3,202
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,067
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,595
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,469
5% 7/1/22	6,000	6,839
5% 1/1/23	3,000	3,365
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,342
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,019
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,720
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,893
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,923
Series 2009 A, 5% 6/1/17	2,925	3,344
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,704
5% 3/1/22	2,000	2,383
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,046
Series 2011, 5% 7/1/21	2,100	2,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,519
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,680
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,801
Series 2009 B, 5% 12/1/16	12,500	14,417
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,757
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,184
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,878
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	747
Series 2010 C:
5% 9/1/20	14,000	16,597
5% 9/1/21	6,000	7,021
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,339
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,040
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,014
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,802
5% 9/1/20 (FSA Insured)	1,000	1,213
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,436
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,250
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,369
5% 4/1/24	1,365	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,345	$ 1,350
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,377
		181,484
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,701
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	10,400	10,439
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,321
		21,461
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	667
South Carolina - 0.7%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,341
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,524
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	822
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,293
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,150
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,826
Series 2012 B, 5% 12/1/19	7,200	8,880
Series 2012 C:
5% 12/1/13	2,600	2,709
5% 12/1/20	7,500	9,318
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,463
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,186
		38,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 425
5.25% 11/1/18	1,000	1,179
		1,604
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,892
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,067
Series 2010 B, 5.625% 7/1/20 (e)	5,000	6,035
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,689
4.75% 7/1/15	3,560	3,836
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,663
		23,182
Texas - 8.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,077
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,687
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,053
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,918
6% 1/1/18	1,000	1,117
6% 1/1/19	1,335	1,486
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,866
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,748
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,514
5% 11/15/17	1,375	1,638
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,253
5.25% 2/15/42	6,000	6,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,510
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,401
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,305
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,363
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,389
5% 8/15/13	9,575	9,846
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,547
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,806
5.25% 12/1/43	2,555	2,968
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,599
5% 11/1/16	3,000	3,460
5% 11/1/21	1,500	1,709
Series 2009, 5% 11/1/19	1,000	1,213
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,602
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,029
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,423
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,147
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,137
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,233
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,829
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,951
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,356
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,430
Bonds Series 2012 B, 0.72%, tender 8/15/15 (b)	11,800	11,810
Series 2012 A, 0.56% 8/15/15 (b)	1,400	1,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series 2012 C:
5% 8/15/24	$ 1,075	$ 1,326
5% 8/15/25	3,860	4,736
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	3,000
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,631
Series A, 5.5% 7/1/39	6,000	6,764
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,745
2%, tender 6/1/14 (b)	6,500	6,629
Series 2005 A, 0% 2/15/16	6,395	6,232
0% 8/15/15	2,000	1,960
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.73%, tender 8/1/16 (b)	10,300	10,316
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,968
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,218
0% 2/15/17	1,400	1,339
Series 2009, 4% 2/15/14	410	427
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,234
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,009
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	967
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,716
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,495
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,738
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,302
5% 5/15/14 (Escrowed to Maturity)	45	48
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
5% 5/15/15	$ 2,470	$ 2,720
5% 5/15/15 (Escrowed to Maturity)	5	6
5.75% 5/15/37	290	313
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	84
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,640
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,449
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,271
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,256
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 1/2/13 (b)	10,200	10,200
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,633
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,049
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,300
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,766
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,200
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,602
Series 2011 A:
5.5% 9/1/41	1,200	1,430
6% 9/1/41	1,000	1,247
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,357
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,827
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockdale Independent School District Series 2007, 5.25% 2/15/37	$ 2,020	$ 2,212
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,745
5% 10/1/18	1,230	1,436
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,356
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,178
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,746
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,923
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,883
5% 9/15/24	7,490	9,101
5% 9/15/25	9,295	11,214
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,542
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,817
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,935
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,432
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,678
5% 10/1/20	2,180	2,609
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,818
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,221
5% 11/15/14	2,005	2,169
5% 11/15/15	1,880	2,099
5.75% 11/15/24	4,700	5,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	$ 1,800	$ 1,884
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,672
Series 2008, 5% 4/1/25	3,200	3,771
Series 2009 A, 5% 10/1/17	3,660	4,361
Series 2011 A:
5% 8/1/19 (e)	1,545	1,853
5% 8/1/21 (e)	1,530	1,851
Series 2011 C:
5% 8/1/20 (e)	1,625	1,965
5% 8/1/21 (e)	1,460	1,766
Series B, 0% 10/1/13	8,900	8,879
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,826
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,692
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,382
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,422
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,811
Series 2007:
5% 4/1/25	2,500	2,901
5% 4/1/26	3,200	3,704
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,168
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,134
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,170
Waller Independent School District:
5.5% 2/15/26	3,220	3,798
5.5% 2/15/33	4,160	4,864
5.5% 2/15/37	4,820	5,583
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District Series 2001, 0% 8/15/20	$ 1,000	$ 863
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,953
		440,396
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,858
5% 8/15/18	2,500	2,977
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,547
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,937
		17,319
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,328
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,265
5% 12/1/15 (FSA Insured)	1,000	1,077
		4,670
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,335
5% 10/1/14	3,000	3,168
		6,503
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,553
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,205
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,142
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	$ 7,600	$ 7,766
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,605
		33,799
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,556
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,421
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,069
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,555
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/19	10,000	12,317
5% 7/1/20	25,000	31,199
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,238
5% 1/1/23	1,000	1,233
5% 1/1/24	2,330	2,835
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,078
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,618
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	14,277
Series 2009, 5.25% 1/1/42	1,900	2,190
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,521
5% 12/1/19	1,385	1,660
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,042
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,146
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,725
5% 8/15/16	2,500	2,781
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,431
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,897
		105,977
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,061
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,587
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,997
		5,645
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,348
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,936
5.75% 7/1/30	2,000	2,270
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,049
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	887
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,827
		9,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 7,193
TOTAL MUNICIPAL BONDS (Cost $4,513,396)		4,846,278
Municipal Notes - 2.6%

California - 2.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,800	5,842
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	98,000	98,942
		104,784
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,019
New York - 0.4%
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,398
TOTAL MUNICIPAL NOTES (Cost $131,102)		131,201
Money Market Funds - 1.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (c)(d) (Cost $73,590)	73,590,000	73,590
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,718,088)		5,051,069
NET OTHER ASSETS (LIABILITIES) - 1.6%		83,465
NET ASSETS - 100%		$ 5,134,534
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 311
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,977,479	$ -	$ 4,977,479	$ -
Money Market Funds	73,590	73,590	-	-
Total Investments in Securities:	$ 5,051,069	$ 73,590	$ 4,977,479	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Special Tax	12.7%
Health Care	12.3%
Electric Utilities	11.0%
Transportation	7.7%
Escrowed/Pre-Refunded	5.5%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	9.6%
100.0%
* Includes net other assets (liabilities)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,644,498)	$ 4,977,479
Fidelity Central Funds (cost $73,590)	73,590
Total Investments (cost $4,718,088)		$ 5,051,069
Cash		72,499
Receivable for fund shares sold		8,706
Interest receivable		56,675
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		12
Other receivables		28
Total assets		5,189,005

Liabilities
Payable for investments purchased Regular delivery	$ 4,200
Delayed delivery	30,765
Payable for fund shares redeemed	13,812
Distributions payable	3,523
Accrued management fee	1,118
Distribution and service plan fees payable	102
Other affiliated payables	853
Other payables and accrued expenses	98
Total liabilities		54,471

Net Assets		$ 5,134,534
Net Assets consist of:
Paid in capital		$ 4,800,143
Undistributed net investment income		657
Accumulated undistributed net realized gain (loss) on investments		753
Net unrealized appreciation (depreciation) on investments		332,981
Net Assets		$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,444 ÷ 12,331.3 shares)	$ 10.66

Maximum offering price per share (100/96.00 of $10.66)	$ 11.10
Class T: Net Asset Value and redemption price per share ($20,218 ÷ 1,897.7 shares)	$ 10.65

Maximum offering price per share (100/96.00 of $10.65)	$ 11.09
Class B: Net Asset Value and offering price per share ($2,965 ÷ 278.1 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($81,289 ÷ 7,623.1 shares)A	$ 10.66

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,571,236 ÷ 429,113.4 shares)	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($327,382 ÷ 30,686.9 shares)	$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Interest		$ 159,137
Income from Fidelity Central Funds		311
Total income		159,448

Expenses
Management fee	$ 12,755
Transfer agent fees	4,274
Distribution and service plan fees	1,143
Accounting fees and expenses	653
Custodian fees and expenses	55
Independent trustees' compensation	17
Registration fees	271
Audit	62
Legal	14
Miscellaneous	40
Total expenses before reductions	19,284
Expense reductions	(160)	19,124
Net investment income (loss)		140,324
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,884
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		4,886
Change in net unrealized appreciation (depreciation) on investment securities		86,937
Net gain (loss)		91,823
Net increase (decrease) in net assets resulting from operations		$ 232,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,324	$ 141,368
Net realized gain (loss)	4,886	(645)
Change in net unrealized appreciation (depreciation)	86,937	177,505
Net increase (decrease) in net assets resulting from operations	232,147	318,228
Distributions to shareholders from net investment income	(138,351)	(142,667)
Distributions to shareholders from net realized gain	(3,372)	(4,880)
Total distributions	(141,723)	(147,547)
Share transactions - net increase (decrease)	565,042	31,139
Redemption fees	55	58
Total increase (decrease) in net assets	655,521	201,878

Net Assets
Beginning of period	4,479,013	4,277,135
End of period (including undistributed net investment income of $657 and distributions in excess of net investment income of $1,174, respectively)	$ 5,134,534	$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.279	.318	.318	.325	.344
Net realized and unrealized gain (loss)	.213	.435	(.088)	.482	(.277)
Total from investment operations	.492	.753	.230	.807	.067
Distributions from net investment income	(.275)	(.321)	(.317)	(.327)	(.346)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.282)	(.333)	(.360)	(.327)	(.348)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.75%	7.65%	2.25%	8.43%	.69%
Ratios to Average Net Assets D,F
Expenses before reductions	.65%	.68%	.68%	.71%	.68%
Expenses net of fee waivers, if any	.65%	.68%	.68%	.71%	.68%
Expenses net of all reductions	.65%	.68%	.68%	.71%	.61%
Net investment income (loss)	2.63%	3.12%	3.09%	3.25%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 115	$ 113	$ 106	$ 43
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.280	.319	.320	.328	.347
Net realized and unrealized gain (loss)	.203	.436	(.087)	.481	(.279)
Total from investment operations	.483	.755	.233	.809	.068
Distributions from net investment income	(.276)	(.323)	(.320)	(.329)	(.347)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.283)	(.335)	(.363)	(.329)	(.349)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.66%	7.67%	2.28%	8.46%	.70%
Ratios to Average Net Assets D,F
Expenses before reductions	.65%	.67%	.66%	.69%	.68%
Expenses net of fee waivers, if any	.65%	.67%	.66%	.69%	.68%
Expenses net of all reductions	.64%	.67%	.65%	.68%	.63%
Net investment income (loss)	2.64%	3.14%	3.11%	3.28%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 18	$ 13	$ 12	$ 9
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.213	.254	.252	.261	.278
Net realized and unrealized gain (loss)	.213	.435	(.087)	.481	(.278)
Total from investment operations	.426	.689	.165	.742	-
Distributions from net investment income	(.209)	(.257)	(.252)	(.262)	(.279)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.216)	(.269)	(.295)	(.262)	(.281)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.10%	6.98%	1.60%	7.73%	0.00% H
Ratios to Average Net Assets D,F
Expenses before reductions	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of all reductions	1.28%	1.31%	1.31%	1.35%	1.31%
Net investment income (loss)	2.01%	2.49%	2.46%	2.61%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,965	$ 3,269	$ 3,650	$ 3,261	$ 1,403
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.197	.240	.240	.252	.271
Net realized and unrealized gain (loss)	.203	.435	(.078)	.480	(.290)
Total from investment operations	.400	.675	.162	.732	(.019)
Distributions from net investment income	(.193)	(.243)	(.239)	(.252)	(.270)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.200)	(.255)	(.282)	(.252)	(.272)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Total Return A,B	3.84%	6.82%	1.58%	7.63%	(.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of fee waivers, if any	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.43%	1.45%	1.44%	1.45%	1.39%
Net investment income (loss)	1.86%	2.35%	2.33%	2.52%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 65	$ 64	$ 49	$ 15
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) B	.309	.347	.347	.355	.372
Net realized and unrealized gain (loss)	.203	.435	(.077)	.472	(.278)
Total from investment operations	.512	.782	.270	.827	.094
Distributions from net investment income	(.305)	(.350)	(.347)	(.357)	(.373)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.312)	(.362)	(.390)	(.357)	(.375)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Total Return A	4.95%	7.96%	2.65%	8.65%	.96%
Ratios to Average Net Assets C,E
Expenses before reductions	.37%	.40%	.39%	.41%	.42%
Expenses net of fee waivers, if any	.37%	.40%	.39%	.41%	.42%
Expenses net of all reductions	.37%	.40%	.39%	.41%	.38%
Net investment income (loss)	2.92%	3.41%	3.38%	3.55%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,571	$ 4,003	$ 3,807	$ 3,775	$ 2,694
Portfolio turnover rate D	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Income from Investment Operations
Net investment income (loss) B	.305	.343	.341	.351	.369
Net realized and unrealized gain (loss)	.212	.435	(.087)	.481	(.276)
Total from investment operations	.517	.778	.254	.832	.093
Distributions from net investment income	(.300)	(.346)	(.341)	(.352)	(.372)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.307)	(.358)	(.384)	(.352)	(.374)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Total Return A	4.99%	7.91%	2.49%	8.69%	.96%
Ratios to Average Net Assets C,E
Expenses before reductions	.42%	.44%	.46%	.47%	.43%
Expenses net of fee waivers, if any	.42%	.44%	.46%	.47%	.43%
Expenses net of all reductions	.41%	.44%	.46%	.46%	.36%
Net investment income (loss)	2.87%	3.37%	3.31%	3.50%	3.80%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 274	$ 277	$ 660	$ 253
Portfolio turnover rate D	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 337,255
Gross unrealized depreciation	(4,038)
Net unrealized appreciation (depreciation) on securities and other investments	$ 333,217

Tax Cost	$ 4,717,852

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 422
Undistributed long-term capital gain	$ 786
Net unrealized appreciation (depreciation)	$ 333,216

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 138,351	$ 142,667
Long-term Capital Gains	3,372	4,880
Total	$ 141,723	$ 147,547

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,336,045 and $695,913, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 319	$ 20
Class T	-%	.25%	46	1
Class B	.65%	.25%	28	21
Class C	.75%	.25%	750	202
			$ 1,143	$ 244

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35
Class T	5
Class B*	5
Class C*	9
$ 54

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 151.12
Class T	21.11
Class B	3.09
Class C	108.14
Intermediate Municipal Income	3,598.08
Institutional Class	393.13
	$ 4,274

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $55 and $105, respectively.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 3,304	$ 3,370
Class T	477	416
Class B	62	86
Class C	1,355	1,433
Intermediate Municipal Income	124,708	128,225
Institutional Class	8,445	9,137
Total	$ 138,351	$ 142,667
From net realized gain
Class A	$ 86	$ 126
Class T	12	15
Class B	2	4
Class C	53	72
Intermediate Municipal Income	3,005	4,330
Institutional Class	214	333
Total	$ 3,372	$ 4,880

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	4,842	3,563	$ 51,405	$ 36,321
Reinvestment of distributions	237	245	2,517	2,493
Shares redeemed	(3,787)	(3,985)	(40,263)	(40,305)
Net increase (decrease)	1,292	(177)	$ 13,659	$ (1,491)
Class T
Shares sold	617	674	$ 6,552	$ 6,926
Reinvestment of distributions	34	33	364	335
Shares redeemed	(447)	(332)	(4,762)	(3,338)
Net increase (decrease)	204	375	$ 2,154	$ 3,923
Class B
Shares sold	2	28	$ 22	$ 283
Reinvestment of distributions	3	5	36	49
Shares redeemed	(40)	(84)	(425)	(848)
Net increase (decrease)	(35)	(51)	$ (367)	$ (516)
Class C
Shares sold	2,676	1,639	$ 28,406	$ 16,775
Reinvestment of distributions	94	99	1,004	1,007
Shares redeemed	(1,407)	(1,810)	(14,965)	(18,310)
Net increase (decrease)	1,363	(72)	$ 14,445	$ (528)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Intermediate Municipal Income
Shares sold	114,554	106,346	$ 1,215,368	$ 1,081,129
Reinvestment of distributions	8,547	9,123	90,822	92,856
Shares redeemed	(77,206)	(111,915)	(819,131)	(1,129,814)
Net increase (decrease)	45,895	3,554	$ 487,059	$ 44,171
Institutional Class
Shares sold	12,972	13,604	$ 137,845	$ 138,309
Reinvestment of distributions	393	358	4,186	3,652
Shares redeemed	(8,843)	(15,429)	(93,939)	(156,381)
Net increase (decrease)	4,522	(1,467)	$ 48,092	$ (14,420)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/11/13	02/08/13	$0.000	$0.002
Class T	02/11/13	02/08/13	$0.000	$0.002
Class B	02/11/13	02/08/13	$0.000	$0.002
Class C	02/11/13	02/08/13	$0.000	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $4,219,638, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 4.41% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIM-UANN-0213
1.820151.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Institutional Class

Annual Report

December 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.99%	4.97%	4.44%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Institutional Class on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned 4.99%. Meanwhile, the Barclays 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 4.74%. Relative to the benchmark, the fund's performance was bolstered by our overweighting in both health care and California general obligation bonds (GOs) issued by the state, our yield-curve positioning, and our underweighting in Puerto Rico bonds. Health care bonds were among the market's best performers, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The larger-than-benchmark stake in California state GOs proved advantageous, as these securities rallied strongly. Underweighting Puerto Rico bonds was advantageous because they underperformed the benchmark. In terms of yield-curve positioning, the fund benefited from its maturity "barbell" approach. The fund's underweighting in bonds in the 10- to 17-year range hurt relative performance because it meant the fund didn't benefit as much as the index from a phenomenon known as "roll down."

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 1,021.10	$ 3.30
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.65%
Actual		$ 1,000.00	$ 1,020.10	$ 3.30
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class B	1.27%
Actual		$ 1,000.00	$ 1,017.90	$ 6.44
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.44
Class C	1.42%
Actual		$ 1,000.00	$ 1,016.20	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.20
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 1,021.60	$ 1.83
Hypothetical A		$ 1,000.00	$ 1,023.33	$ 1.83
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,022.20	$ 2.13
Hypothetical A		$ 1,000.00	$ 1,023.03	$ 2.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.8	15.4
Illinois	13.2	11.8
New York	10.9	11.8
Florida	10.1	10.3
Texas	8.6	7.7
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	33.4
Special Tax	12.7	11.9
Health Care	12.3	11.8
Electric Utilities	11.0	11.1
Transportation	7.7	5.9
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	5.0	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.0	5.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 9.5%	AAA 8.5%
AA,A 76.5%	AA,A 75.8%
BBB 6.4%	BBB 6.0%
BB and Below 0.5%	BB and Below 0.3%
Not Rated 4.1%	Not Rated 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 3.0%	Short-Term Investments and Net Other Assets (Liabilities) 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 1,996
5.5% 1/1/22	2,300	2,297
		4,293
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,907
5% 10/1/17 (FSA Insured)	10,000	11,536
5% 10/1/18 (FSA Insured)	2,500	2,940
5.25% 10/1/20 (FSA Insured)	6,695	8,019
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,942
6% 1/1/27	1,400	1,633
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,574
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,514
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,419
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,132
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,888
5% 7/1/20	2,550	2,811
5% 7/1/21	1,505	1,655
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,107
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (e)	1,005	1,031
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,302
Series 2011 C, 5% 7/1/21	1,000	1,247
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,603
5% 7/1/18	7,665	9,249
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,754
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2011 B:
5% 7/1/25	$ 2,000	$ 2,389
Series 2012 A:
5% 7/1/22	500	615
5% 7/1/23	1,100	1,346
		100,613
California - 15.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	2,030
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	6,032
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,368
SeriesAM, 5% 12/1/19 (a)	5,015	6,201
Series AI:
5% 12/1/20	5,000	6,309
5% 12/1/25	2,195	2,722
5% 12/1/29	4,865	5,878
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,281
Series 2004 A:
5% 7/1/15	4,775	5,100
5.25% 7/1/14	3,900	4,185
Series 2009 A:
5% 7/1/15	8,990	9,602
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,641
5% 7/1/19	7,625	9,365
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,123
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,431
5.25% 7/1/14	3,445	3,696
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,214
Series 2009 B, 5% 7/1/20	5,600	6,808
Series A, 5% 7/1/18	4,510	5,447
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,605
5% 3/1/15	2,415	2,637
5% 8/1/16	6,070	6,921
5% 3/1/19	1,470	1,736
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	$ 2,800	$ 3,262
5% 3/1/26	2,200	2,423
5% 6/1/27 (AMBAC Insured)	1,800	1,918
5.125% 11/1/24	1,900	1,963
5.25% 2/1/15	145	149
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,995
5.25% 2/1/16	2,995	3,075
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,663
5.25% 2/1/27 (Pre-Refunded to 2/1/13 @ 100)	1,605	1,611
5.25% 2/1/28	3,400	3,478
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,418
5.5% 4/1/13 (AMBAC Insured)	1,000	1,013
5.5% 8/1/29	13,900	16,302
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,368
5.5% 8/1/30	10,000	11,671
5.5% 11/1/33	21,355	22,189
6% 3/1/33	12,375	15,464
6% 4/1/38	7,500	8,984
6% 11/1/39	35,800	43,565
6.5% 4/1/33	150	187
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,100
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,549
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	131
6.5% 10/1/38	5,300	6,421
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,180
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,338
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.93%, tender 7/1/17 (b)	4,500	4,510
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,299
Series 2011 D, 5% 8/15/35	3,000	3,375
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (b)(e)	$ 18,800	$ 18,801
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,450
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,521
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,648
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,998
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,125
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,185
5% 11/1/24	1,000	1,177
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,728
5.25% 10/1/25	4,000	4,684
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,956
Series 2012 A:
5% 4/1/22	2,100	2,502
5% 4/1/23	5,000	5,850
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,915
5% 12/1/21	2,500	3,023
Series 2005 K, 5% 11/1/16	7,195	7,980
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,373
Series 2009 G1, 5.75% 10/1/30	2,100	2,454
Series 2009 I, 6.125% 11/1/29	1,300	1,596
Series 2010 A, 5.75% 3/1/30	4,100	4,773
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,084
Series 2009 A:
5.75% 11/1/25	5,000	6,052
5.75% 11/1/28	5,000	5,984
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009: - continued
5% 6/15/13	$ 8,665	$ 8,848
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	704
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.511%, tender 12/12/15 (b)	14,800	14,800
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	8,028
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.48%, tender 7/1/14 (b)	40,825	40,910
Series 2011 A2, 0.48%, tender 7/1/14 (b)	18,265	18,303
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,177
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,764
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,900
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,032
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,053
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,064
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,945
Series 2010 C, 5.25% 8/1/39	3,700	4,481
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,537
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	15,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2013 A:
5% 7/1/19 (a)	$ 11,600	$ 13,957
5% 7/1/21 (a)	4,000	4,890
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,556
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,655
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,890
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,250
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,773
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,194
5% 7/1/23	3,800	4,526
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,616
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,432
5% 7/1/20	2,000	2,358
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,578
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,711
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,664
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,852
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,956
Poway Unified School District:
Series B:
0% 8/1/37	16,850	5,140
0% 8/1/38	4,650	1,345
0% 8/1/40	2,240	585
0% 8/1/36	12,950	4,204
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,823
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	$ 700	$ 842
5.25% 7/1/21	700	845
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,325
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	6,187
6.5% 8/1/27	3,500	4,394
6.5% 8/1/28	2,750	3,451
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,647
5.25% 8/1/26	2,200	2,384
5.5% 8/1/20	2,000	2,321
Series 2009 B, 5% 8/1/18	7,355	8,306
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,216
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,904
5% 5/15/22	2,000	2,395
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	936
0% 7/1/39	7,200	1,892
Series 2008 E, 0% 7/1/49	4,500	686
Series C:
0% 7/1/46	20,405	3,632
0% 7/1/47	13,000	2,198
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,814
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,229
0% 8/1/37	2,000	586
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,454
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,607
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 11,914
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,248
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,062
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,004
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	175	186
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,835
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	820
Series 2009 O, 5.25% 5/15/39	1,900	2,179
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,268
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,179
		807,593
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,099
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,588
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,002
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,186
5% 11/15/14 (Escrowed to Maturity)	60	65
Series 2006 F:
5% 11/15/13	395	411
5% 11/15/13 (Escrowed to Maturity)	890	927
5% 11/15/14	420	451
5% 11/15/14 (Escrowed to Maturity)	935	1,016
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 5,800	$ 6,307
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,660
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,571
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,104
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,104
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,255
Series 2010 A:
0% 9/1/35	2,000	639
0% 9/1/37	3,000	850
0% 9/1/38	3,760	1,010
		35,445
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,700	4,725
Connecticut Gen. Oblig. Series 2012 E, 5% 9/15/23	3,000	3,766
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,506
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,128
		21,125
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,024
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,251
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,106
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	9,230
		20,611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 10.1%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	$ 3,100	$ 3,778
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,025
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,440
Series 2012 A:
5% 7/1/21	5,380	6,504
5% 7/1/22	5,000	5,939
5% 7/1/25	5,635	6,535
5% 7/1/26	24,585	28,335
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,729
Series 2010 A3, 1.88% 6/1/13 (b)	52,200	52,518
Series 2011 A1, 5% 6/1/18	2,000	2,315
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,486
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,574
5% 12/1/23	2,245	2,661
5% 12/1/24	2,365	2,795
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,824
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,105
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,318
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,386
Series 2011 C:
5% 6/1/20	12,380	15,300
5% 6/1/21	13,005	16,158
5% 6/1/22	10,000	12,451
Series 2011 E, 5% 6/1/24	5,000	6,074
Series A, 5.5% 6/1/38	1,800	2,155
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,881
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,837
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	$ 12,300	$ 14,732
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,471
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,919
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,123
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,230
Series 2005 I:
5% 11/15/17	2,600	2,998
5% 11/15/18	2,000	2,340
Series 2008 B, 6% 11/15/37	12,000	14,193
Series B:
5% 11/15/17	1,050	1,157
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	168
Series G:
5% 11/15/13	1,545	1,607
5% 11/15/13 (Escrowed to Maturity)	55	57
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,399
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,848
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,078
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,430
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,200
5% 9/1/22	2,270	2,665
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,153
5% 10/1/14	7,000	7,396
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,848
5% 10/1/23	5,320	6,402
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,455
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	$ 2,000	$ 2,196
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,608
5.25% 6/1/24	3,750	4,066
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,131
5% 11/15/22	500	564
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,347
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,493
Series 2012 A:
5% 10/1/22 (e)	3,000	3,517
5% 10/1/24 (e)	10,000	11,669
5% 10/1/24	2,165	2,605
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,619
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,568
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,948
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,545
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,554
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,862
5% 8/1/15 (AMBAC Insured)	5,990	6,538
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,524
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,797
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,347
5.75% 10/1/43	1,850	2,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 5,205
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,961
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,945
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,197
Series 2012 B, 5% 8/1/26	4,000	4,669
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,429
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,861
5% 10/1/20	3,500	4,312
Series 2012 A:
5% 10/1/23	1,700	2,151
5% 10/1/25	900	1,153
Series 2013 A, 5% 10/1/24 (a)	4,800	6,127
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,092
Series 2011, 5% 10/1/24	8,600	10,109
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	6,127
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,546
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,105
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,549
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,791
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,864
5% 10/1/18 (FSA Insured) (e)	10,515	12,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (e)	$ 5,965	$ 6,986
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,170
		519,225
Georgia - 3.6%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,200
Series 2011 B, 5% 1/1/13 (e)	1,000	1,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,224
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,833
1.2%, tender 4/1/14 (b)	5,200	5,246
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,865
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,852
6.125% 9/1/40	5,600	6,596
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,804
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,299
5% 11/1/18	6,000	6,981
5% 11/1/19	3,000	3,553
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	35	37
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,704
Series GG:
5% 1/1/22	3,000	3,754
5% 1/1/24	3,625	4,480
5% 1/1/25	1,250	1,536
5% 1/1/26	5,000	6,060
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.): - continued
Series S:
5% 10/1/22	$ 1,275	$ 1,549
5% 10/1/24	2,425	2,893
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	761
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.38%, tender 9/1/14 (b)	15,500	15,505
Third Series 2009 A, 5.25% 7/1/36	11,600	13,433
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,118
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,879
5.25% 1/1/20	1,625	1,979
Series 2008 D, 5.75% 1/1/19	11,500	14,054
Series 2009 B, 5% 1/1/16	2,500	2,799
Series 2011 A, 5% 1/1/21	9,000	10,896
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,497
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,914
		182,731
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,495
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,399
		9,894
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,159
6.75% 11/1/37	2,600	3,076
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,917
		8,152
Illinois - 13.2%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 935
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,824
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,034
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,798
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,870
Series 2010 F, 5% 12/1/31	20,000	22,379
Series 2011A, 5.5% 12/1/39	5,900	6,821
Series 2012 A, 5% 12/1/42	14,300	15,730
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,982
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,158
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,901
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,183
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	955
Series 2006 A, 5% 1/1/23	10,975	11,913
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,355
Series 2012 C, 5% 1/1/25	1,000	1,155
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,123
Series 2010 D:
5.25% 1/1/18 (e)	750	877
5.25% 1/1/19 (e)	5,125	6,020
Series 2011 B, 5% 1/1/20	4,430	5,189
Series 2011 C, 6.5% 1/1/41	14,300	18,277
Series 2012 A, 5% 1/1/22	1,750	2,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B:
4% 1/1/14 (e)	$ 5,000	$ 5,167
5% 1/1/22 (e)	7,000	8,174
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,805
Series 2010 C:
5% 1/1/22	3,155	3,835
5% 1/1/23	3,400	4,108
5% 1/1/24	2,000	2,405
5.25% 1/1/37	3,385	3,912
5.25% 1/1/40	1,575	1,812
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,705
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,909
5% 6/1/19 (AMBAC Insured)	3,705	4,159
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	869
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,499
Series 2008, 5.25% 11/1/33	5,200	6,056
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,486
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,213
5% 12/15/24	1,000	1,205
Series 2012 C, 5% 12/15/25	2,120	2,457
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,200
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	655
Series 2009 D, 5% 11/15/17	3,250	3,777
Series 2010 A, 5.25% 11/15/24	17,925	20,963
Series 2011 A, 5.25% 11/15/24	1,500	1,783
Series 2012 C:
5% 11/15/22	2,000	2,417
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/23	$ 2,500	$ 2,985
5% 11/15/24	15,405	18,293
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,991
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,494
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,382
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,621
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	483
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	534
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,486
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,178
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,636
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,534
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,666
5.25% 10/1/14	2,290	2,426
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,112
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,048
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,754
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,050
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	4,435	4,670
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,810	7,361
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	$ 8,415	$ 9,469
5% 5/15/19	3,940	4,486
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,455
6.25% 5/1/21	6,395	7,673
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,126
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	11,855	13,044
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,432
Series 2012, 5% 11/15/43	3,265	3,501
Series 2008 A, 5.625% 1/1/37	19,250	21,062
Series 2009 A, 7.25% 11/1/38	965	1,198
Series 2009:
6.875% 8/15/38	325	390
7% 8/15/44	1,165	1,399
Series 2010 A:
5.5% 8/15/24	2,110	2,389
5.75% 8/15/29	1,440	1,629
Series 2012 A, 5% 5/15/23	1,480	1,697
Series 2012, 5% 9/1/32	8,100	8,743
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,437
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,722
Series 2004 B, 5% 3/1/13	1,475	1,486
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,683
Series 2006:
5% 1/1/18	9,600	11,011
5% 1/1/19	3,200	3,677
Series 2007 B, 5% 1/1/15	1,150	1,236
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,064
Series 2010:
4% 1/1/13	3,900	3,900
5% 1/1/21 (FSA Insured)	10,000	11,361
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
2% 2/1/13	$ 10,500	$ 10,512
3% 8/1/13	5,200	5,275
5% 3/1/20	3,250	3,722
5% 3/1/21	2,750	3,147
5% 3/1/22	5,000	5,722
5% 8/1/22	6,500	7,441
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,304
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,323
5% 6/15/16	10,000	11,396
Series 2011, 4% 6/15/13	2,900	2,948
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,650
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	36,685
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	6,500	6,504
4% 6/15/20	7,500	7,853
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,178
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,589
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,208
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,905
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,088
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	842
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 4,072
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,522
0% 12/1/14 (FSA Insured)	5,180	4,996
0% 12/1/15 (FSA Insured)	3,810	3,590
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Escrowed to Maturity)	2,370	2,524
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,185
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,111
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,487
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	8,037
Series 2012 B, 0% 12/15/51	48,500	6,900
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,787
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,718
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,571
0% 6/15/46 (FSA Insured)	4,730	901
0% 6/15/47 (FSA Insured)	3,755	681
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,895
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	573
0% 6/15/16 (Escrowed to Maturity)	1,050	1,018
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,306
0% 6/15/17 (Escrowed to Maturity)	1,175	1,118
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,847
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,163
5% 10/1/19	1,475	1,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 3,020
0% 4/1/14	3,500	3,452
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,495
0% 11/1/14 (FSA Insured)	1,285	1,259
0% 11/1/16 (Escrowed to Maturity)	995	956
0% 11/1/16 (FSA Insured)	3,005	2,814
0% 11/1/17 (FSA Insured)	1,300	1,182
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	978
		675,562
Indiana - 2.8%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,064
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,172
5% 1/10/14 (FSA Insured)	1,180	1,233
5% 7/10/14 (FSA Insured)	1,215	1,292
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,574
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,291
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,866
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,757
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,114
5.25% 7/15/16 (FSA Insured)	2,095	2,379
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,500
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,758
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,546
5% 12/1/17	855	1,004
Series 2010 A, 5% 2/1/17	3,700	4,306
Series 2012:
5% 3/1/22	1,000	1,153
5% 3/1/23	1,000	1,144
5% 3/1/41	2,900	3,132
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,713
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	6,015
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,205
5% 1/1/25	1,000	1,197
5% 1/1/26	2,745	3,265
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,225
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,632
Series 2011 A, 5.25% 10/1/24	4,025	4,928
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,725
0% 12/1/17 (AMBAC Insured)	1,470	1,316
0% 6/1/18 (AMBAC Insured)	1,740	1,543
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,110
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,912
5% 10/1/21	5,500	6,597
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,670
5% 7/15/22	1,000	1,241
5% 7/15/23	2,700	3,336
5% 7/15/24	4,185	5,125
5% 7/15/25	4,330	5,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	$ 1,530	$ 1,710
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,464
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,738
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,341
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,940
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,594
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,546
		141,282
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,919
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	339
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,254
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,104
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,594
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,608
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,803
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	5,319
Series 2012 B, 5% 9/1/24	1,500	1,801
Series 2012, 5% 9/1/23	1,025	1,242
		22,064
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	$ 4,000	$ 4,245
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,320
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,550
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,288
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,450
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,023
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,410
		73,689
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,259
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,069
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,225
5% 7/1/15	2,740	2,978
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,887
Series 2012, 5% 12/1/20	3,200	3,773
0% 9/1/13 (AMBAC Insured)	1,400	1,376
		20,567
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,861
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,323
6% 7/1/38	1,800	2,134
		9,318
Maryland - 0.8%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,901
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,770
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,331
5% 7/1/18	2,500	2,842
Series 2010, 5.125% 7/1/39	3,600	3,946
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,675
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,671
Series 2012 C, 0.973%, tender 11/15/17 (b)	15,000	15,084
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	564
5% 4/1/16	1,665	1,879
		40,663
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,184
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	750
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,203
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,600	1,649
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,187
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,864
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 B, 5.25% 8/1/20	$ 13,865	$ 17,609
Series 2007 C:
5.25% 8/1/22	3,300	3,905
5.25% 8/1/23	1,600	1,891
5.25% 8/1/24	4,000	4,713
Series 2011 A, 5% 4/1/23	10,000	12,389
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,187
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,990
5% 7/1/21	4,700	5,580
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,082
5%, tender 7/1/15 (b)	7,000	7,524
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,052
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,739
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		93,647
Michigan - 2.3%
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,305
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,799
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,297
Series 2006 D, 0.841% 7/1/32 (b)	5,520	4,635
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,735
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,660
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,383
5% 12/1/15	665	734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	$ 1,425	$ 1,508
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,402
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,191
5% 11/15/21	650	773
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,748
5% 6/1/27	2,300	2,511
5% 6/1/39	4,100	4,333
Series 2012 B, 5% 7/1/22	2,900	3,284
Series 2012:
5% 11/15/36	7,100	7,814
5% 11/15/42	1,560	1,695
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/13	1,500	1,526
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,668
5% 12/1/26	980	1,088
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	257
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,394
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,381
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,042
Univ. of Michigan Univ. Rev. Bonds 0.33%, tender 4/1/15 (b)	27,100	27,100
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (e)	2,900	3,341
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,091
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,000
4% 1/1/14	1,100	1,137
5% 1/1/15	1,585	1,697
		117,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 599
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,000
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,274
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,917
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,578
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,924
5% 1/1/20	4,500	5,409
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	800	824
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,778
5.5% 7/1/18	1,400	1,647
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	401
5% 5/15/14	250	262
		30,613
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	5,800	5,800
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.66% 9/1/17 (b)	4,100	4,115
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,531
		11,446
Missouri - 0.1%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,010
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,187
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	371
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,945
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,910
		7,594
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,798
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,964
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,838
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,677
		9,479
Nevada - 0.4%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,528
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,120
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,961
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,021
5% 7/1/14	1,000	1,064
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,234
5% 6/1/23	2,000	2,453
5% 6/1/24	2,000	2,439
5% 6/1/25	1,050	1,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	$ 1,395	$ 1,713
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,884
		21,691
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/22	1,350	1,476
5% 7/1/26	1,280	1,466
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,778
5% 2/1/23	2,215	2,708
5% 2/1/24	1,775	2,151
		10,579
New Jersey - 3.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,773
Series 2005 B, 5% 2/15/13	2,210	2,219
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,644
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,401
5.25% 6/15/21	4,500	5,183
5.25% 6/15/22	10,585	12,071
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,285
5.25% 3/1/21	6,500	7,077
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,311
5.25% 3/1/23	1,500	1,631
5.25% 3/1/24	5,550	6,035
5.25% 3/1/25	4,200	4,557
5.25% 3/1/26	4,700	5,093
Series 2012 G, 0.71% 2/1/15 (b)	8,800	8,808
Series 2012 II, 5% 3/1/21	7,600	9,175
Series 2012, 5% 6/15/13	2,000	2,039
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	$ 6,400	$ 7,391
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,835
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.88%, tender 12/22/14 (b)	17,100	17,154
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,435
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,720
Series 2012 AA:
5% 6/15/23	7,500	9,083
5% 6/15/24	12,000	14,365
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,371
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,673
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,107
		160,113
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	29,025
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,369
4% 9/1/16	3,000	3,272
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,392
		41,058
New York - 10.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,149
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,903
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,249
5.75% 7/1/40	1,000	1,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 4,740	$ 4,826
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,105
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,996
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,144
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,839
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,296
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	479
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	3,882
Series 2005 G, 5% 8/1/14	6,500	6,958
Series 2008 E, 5% 8/1/13	11,760	12,085
Series 2010 C, 5% 8/1/14	10,000	10,705
Series 2010 E, 5% 8/1/16	11,210	12,857
Series C:
5.5% 8/1/13	1,965	1,973
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	35
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,504
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	941
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,400
Series 2009 S2, 6% 7/15/38	7,000	8,199
Series 2009 S3:
5.25% 1/15/34	20,000	22,618
5.25% 1/15/39	2,600	2,889
Series 2009 S4, 5.75% 1/15/39	6,400	7,476
Series S1, 5% 7/15/25	7,700	9,360
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,885
5% 2/1/21	3,510	4,396
Series 2010 B, 5% 11/1/20	37,195	46,596
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/16	$ 9,410	$ 10,923
Series 2012 A, 5% 11/1/21	5,460	6,885
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,427
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,171
Series 2009 A:
5% 3/15/17	9,975	11,633
5% 3/15/19	11,040	13,479
Series 2009 D, 5% 6/15/13	28,020	28,625
Series A:
5% 2/15/19	1,000	1,219
5% 2/15/20	3,000	3,706
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,783
Series A:
5.75% 7/1/13	930	955
5.75% 7/1/13	300	308
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,581
5% 8/15/13	7,390	7,603
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	875
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,670
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,916
Series 2009 A:
5% 7/1/20	5,000	5,963
5% 7/1/21	12,335	14,594
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,623
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.36%, tender 11/1/14 (b)	7,000	6,987
Series B, 5% 11/15/13	4,280	4,455
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.563%, tender 11/1/14 (b)	7,900	7,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 G2, 0.673%, tender 11/1/15 (b)	$ 15,400	$ 15,387
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,686
Series 2005 C, 5.25% 11/15/14	1,000	1,088
Series 2008 C, 6.5% 11/15/28	11,300	14,394
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,337
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,498
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,486
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,460
5% 4/1/14	1,500	1,587
Series 2010 A, 5% 4/1/23	8,195	9,808
Series 2011 A, 5% 4/1/19	2,000	2,426
Series 2011 A1, 5% 4/1/20	2,220	2,744
Series 2011 A2, 5% 4/1/21	2,000	2,481
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,174
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,377
Series 2008 D, 5% 1/1/13	9,500	9,500
Series 2011 A, 5% 3/15/22	7,605	9,367
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,242
5.25% 6/1/22 (AMBAC Insured)	9,450	9,628
5.5% 6/1/19	1,000	1,020
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,796
5.5% 6/1/20	800	816
5.5% 6/1/22	600	612
Series 2011, 5% 6/1/16	17,000	19,255
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	9,906
		537,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,215	$ 1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,257
		5,476
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,681
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,604
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,627
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	2,995	3,253
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,497
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,350
Series 2009 B:
5% 1/1/15	1,250	1,356
5% 1/1/16	3,000	3,358
5% 1/1/20	2,110	2,496
Series 2012 A, 2% 1/1/14	4,780	4,853
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,546
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,488
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,161
5% 6/1/22	4,000	4,714
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,928
Series 2012 A:
5% 1/1/19	10,500	12,585
5% 1/1/20	2,000	2,429
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.593%, tender 12/1/15 (b)	12,900	12,934
		70,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	$ 1,000	$ 1,056
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,604
Series 2012:
5% 2/15/21	1,500	1,812
5% 2/15/22	2,000	2,418
5% 2/15/24	2,000	2,373
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,007
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,630
5% 6/1/17	3,780	4,256
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,499
5% 1/1/27	1,500	1,791
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,526
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,691
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,751
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,718
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,973
5% 10/1/22	2,000	2,379
5% 10/1/23	3,000	3,507
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,108
Series 2010 B, 4% 9/15/15	2,830	3,082
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,991
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,318
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	$ 6,605	$ 7,179
5% 12/1/14 (Escrowed to Maturity)	395	430
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,598
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	25	26
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,752
		85,990
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,149
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,411
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,720
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,328
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,294
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	5,585	6,169
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,759
5% 1/1/22 (FSA Insured)	12,455	14,659
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,390
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,043
5% 12/15/14	850	921
		39,843
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 3,500	$ 3,500
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,389
Series 2008 B, 5% 6/15/13	2,000	2,042
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,429
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,187
Series 2006 B, 5% 12/15/13	3,115	3,202
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,067
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,595
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,469
5% 7/1/22	6,000	6,839
5% 1/1/23	3,000	3,365
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,342
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,019
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,720
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,893
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,923
Series 2009 A, 5% 6/1/17	2,925	3,344
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,704
5% 3/1/22	2,000	2,383
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,046
Series 2011, 5% 7/1/21	2,100	2,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,519
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,680
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,801
Series 2009 B, 5% 12/1/16	12,500	14,417
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,757
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,184
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,878
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	747
Series 2010 C:
5% 9/1/20	14,000	16,597
5% 9/1/21	6,000	7,021
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,339
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,040
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,014
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,802
5% 9/1/20 (FSA Insured)	1,000	1,213
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,436
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,250
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,369
5% 4/1/24	1,365	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,345	$ 1,350
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,377
		181,484
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,701
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	10,400	10,439
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,321
		21,461
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	667
South Carolina - 0.7%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,341
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,524
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	822
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,293
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,150
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,826
Series 2012 B, 5% 12/1/19	7,200	8,880
Series 2012 C:
5% 12/1/13	2,600	2,709
5% 12/1/20	7,500	9,318
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,463
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,186
		38,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 425
5.25% 11/1/18	1,000	1,179
		1,604
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,892
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,067
Series 2010 B, 5.625% 7/1/20 (e)	5,000	6,035
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,689
4.75% 7/1/15	3,560	3,836
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,663
		23,182
Texas - 8.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,077
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,687
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,053
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,918
6% 1/1/18	1,000	1,117
6% 1/1/19	1,335	1,486
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,866
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,748
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,514
5% 11/15/17	1,375	1,638
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,253
5.25% 2/15/42	6,000	6,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,510
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,401
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,305
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,363
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,389
5% 8/15/13	9,575	9,846
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,547
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,806
5.25% 12/1/43	2,555	2,968
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,599
5% 11/1/16	3,000	3,460
5% 11/1/21	1,500	1,709
Series 2009, 5% 11/1/19	1,000	1,213
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,602
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,029
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,423
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,147
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,137
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,233
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,829
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,951
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,356
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,430
Bonds Series 2012 B, 0.72%, tender 8/15/15 (b)	11,800	11,810
Series 2012 A, 0.56% 8/15/15 (b)	1,400	1,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series 2012 C:
5% 8/15/24	$ 1,075	$ 1,326
5% 8/15/25	3,860	4,736
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	3,000
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,631
Series A, 5.5% 7/1/39	6,000	6,764
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,745
2%, tender 6/1/14 (b)	6,500	6,629
Series 2005 A, 0% 2/15/16	6,395	6,232
0% 8/15/15	2,000	1,960
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.73%, tender 8/1/16 (b)	10,300	10,316
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,968
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,218
0% 2/15/17	1,400	1,339
Series 2009, 4% 2/15/14	410	427
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,234
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,009
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	967
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,716
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,495
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,738
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,302
5% 5/15/14 (Escrowed to Maturity)	45	48
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
5% 5/15/15	$ 2,470	$ 2,720
5% 5/15/15 (Escrowed to Maturity)	5	6
5.75% 5/15/37	290	313
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	84
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,640
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,449
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,271
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,256
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 1/2/13 (b)	10,200	10,200
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,633
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,049
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,300
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,766
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,200
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,602
Series 2011 A:
5.5% 9/1/41	1,200	1,430
6% 9/1/41	1,000	1,247
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,357
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,827
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockdale Independent School District Series 2007, 5.25% 2/15/37	$ 2,020	$ 2,212
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,745
5% 10/1/18	1,230	1,436
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,356
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,178
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,746
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,923
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,883
5% 9/15/24	7,490	9,101
5% 9/15/25	9,295	11,214
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,542
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,817
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,935
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,432
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,678
5% 10/1/20	2,180	2,609
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,818
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,221
5% 11/15/14	2,005	2,169
5% 11/15/15	1,880	2,099
5.75% 11/15/24	4,700	5,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	$ 1,800	$ 1,884
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,672
Series 2008, 5% 4/1/25	3,200	3,771
Series 2009 A, 5% 10/1/17	3,660	4,361
Series 2011 A:
5% 8/1/19 (e)	1,545	1,853
5% 8/1/21 (e)	1,530	1,851
Series 2011 C:
5% 8/1/20 (e)	1,625	1,965
5% 8/1/21 (e)	1,460	1,766
Series B, 0% 10/1/13	8,900	8,879
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,826
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,692
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,382
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,422
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,811
Series 2007:
5% 4/1/25	2,500	2,901
5% 4/1/26	3,200	3,704
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,168
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,134
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,170
Waller Independent School District:
5.5% 2/15/26	3,220	3,798
5.5% 2/15/33	4,160	4,864
5.5% 2/15/37	4,820	5,583
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District Series 2001, 0% 8/15/20	$ 1,000	$ 863
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,953
		440,396
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,858
5% 8/15/18	2,500	2,977
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,547
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,937
		17,319
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,328
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,265
5% 12/1/15 (FSA Insured)	1,000	1,077
		4,670
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,335
5% 10/1/14	3,000	3,168
		6,503
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,553
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,205
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,142
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	$ 7,600	$ 7,766
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,605
		33,799
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,556
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,421
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,069
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,555
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/19	10,000	12,317
5% 7/1/20	25,000	31,199
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,238
5% 1/1/23	1,000	1,233
5% 1/1/24	2,330	2,835
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,078
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,618
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	14,277
Series 2009, 5.25% 1/1/42	1,900	2,190
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,521
5% 12/1/19	1,385	1,660
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,042
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,146
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,725
5% 8/15/16	2,500	2,781
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,431
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,897
		105,977
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,061
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,587
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,997
		5,645
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,348
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,936
5.75% 7/1/30	2,000	2,270
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,049
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	887
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,827
		9,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 7,193
TOTAL MUNICIPAL BONDS (Cost $4,513,396)		4,846,278
Municipal Notes - 2.6%

California - 2.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,800	5,842
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	98,000	98,942
		104,784
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,019
New York - 0.4%
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,398
TOTAL MUNICIPAL NOTES (Cost $131,102)		131,201
Money Market Funds - 1.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (c)(d) (Cost $73,590)	73,590,000	73,590
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,718,088)		5,051,069
NET OTHER ASSETS (LIABILITIES) - 1.6%		83,465
NET ASSETS - 100%		$ 5,134,534
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 311
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,977,479	$ -	$ 4,977,479	$ -
Money Market Funds	73,590	73,590	-	-
Total Investments in Securities:	$ 5,051,069	$ 73,590	$ 4,977,479	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Special Tax	12.7%
Health Care	12.3%
Electric Utilities	11.0%
Transportation	7.7%
Escrowed/Pre-Refunded	5.5%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	9.6%
100.0%
* Includes net other assets (liabilities)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,644,498)	$ 4,977,479
Fidelity Central Funds (cost $73,590)	73,590
Total Investments (cost $4,718,088)		$ 5,051,069
Cash		72,499
Receivable for fund shares sold		8,706
Interest receivable		56,675
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		12
Other receivables		28
Total assets		5,189,005

Liabilities
Payable for investments purchased Regular delivery	$ 4,200
Delayed delivery	30,765
Payable for fund shares redeemed	13,812
Distributions payable	3,523
Accrued management fee	1,118
Distribution and service plan fees payable	102
Other affiliated payables	853
Other payables and accrued expenses	98
Total liabilities		54,471

Net Assets		$ 5,134,534
Net Assets consist of:
Paid in capital		$ 4,800,143
Undistributed net investment income		657
Accumulated undistributed net realized gain (loss) on investments		753
Net unrealized appreciation (depreciation) on investments		332,981
Net Assets		$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,444 ÷ 12,331.3 shares)	$ 10.66

Maximum offering price per share (100/96.00 of $10.66)	$ 11.10
Class T: Net Asset Value and redemption price per share ($20,218 ÷ 1,897.7 shares)	$ 10.65

Maximum offering price per share (100/96.00 of $10.65)	$ 11.09
Class B: Net Asset Value and offering price per share ($2,965 ÷ 278.1 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($81,289 ÷ 7,623.1 shares)A	$ 10.66

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,571,236 ÷ 429,113.4 shares)	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($327,382 ÷ 30,686.9 shares)	$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Interest		$ 159,137
Income from Fidelity Central Funds		311
Total income		159,448

Expenses
Management fee	$ 12,755
Transfer agent fees	4,274
Distribution and service plan fees	1,143
Accounting fees and expenses	653
Custodian fees and expenses	55
Independent trustees' compensation	17
Registration fees	271
Audit	62
Legal	14
Miscellaneous	40
Total expenses before reductions	19,284
Expense reductions	(160)	19,124
Net investment income (loss)		140,324
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,884
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		4,886
Change in net unrealized appreciation (depreciation) on investment securities		86,937
Net gain (loss)		91,823
Net increase (decrease) in net assets resulting from operations		$ 232,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,324	$ 141,368
Net realized gain (loss)	4,886	(645)
Change in net unrealized appreciation (depreciation)	86,937	177,505
Net increase (decrease) in net assets resulting from operations	232,147	318,228
Distributions to shareholders from net investment income	(138,351)	(142,667)
Distributions to shareholders from net realized gain	(3,372)	(4,880)
Total distributions	(141,723)	(147,547)
Share transactions - net increase (decrease)	565,042	31,139
Redemption fees	55	58
Total increase (decrease) in net assets	655,521	201,878

Net Assets
Beginning of period	4,479,013	4,277,135
End of period (including undistributed net investment income of $657 and distributions in excess of net investment income of $1,174, respectively)	$ 5,134,534	$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.279	.318	.318	.325	.344
Net realized and unrealized gain (loss)	.213	.435	(.088)	.482	(.277)
Total from investment operations	.492	.753	.230	.807	.067
Distributions from net investment income	(.275)	(.321)	(.317)	(.327)	(.346)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.282)	(.333)	(.360)	(.327)	(.348)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.75%	7.65%	2.25%	8.43%	.69%
Ratios to Average Net Assets D,F
Expenses before reductions	.65%	.68%	.68%	.71%	.68%
Expenses net of fee waivers, if any	.65%	.68%	.68%	.71%	.68%
Expenses net of all reductions	.65%	.68%	.68%	.71%	.61%
Net investment income (loss)	2.63%	3.12%	3.09%	3.25%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 115	$ 113	$ 106	$ 43
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.280	.319	.320	.328	.347
Net realized and unrealized gain (loss)	.203	.436	(.087)	.481	(.279)
Total from investment operations	.483	.755	.233	.809	.068
Distributions from net investment income	(.276)	(.323)	(.320)	(.329)	(.347)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.283)	(.335)	(.363)	(.329)	(.349)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.66%	7.67%	2.28%	8.46%	.70%
Ratios to Average Net Assets D,F
Expenses before reductions	.65%	.67%	.66%	.69%	.68%
Expenses net of fee waivers, if any	.65%	.67%	.66%	.69%	.68%
Expenses net of all reductions	.64%	.67%	.65%	.68%	.63%
Net investment income (loss)	2.64%	3.14%	3.11%	3.28%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 18	$ 13	$ 12	$ 9
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) C	.213	.254	.252	.261	.278
Net realized and unrealized gain (loss)	.213	.435	(.087)	.481	(.278)
Total from investment operations	.426	.689	.165	.742	-
Distributions from net investment income	(.209)	(.257)	(.252)	(.262)	(.279)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.216)	(.269)	(.295)	(.262)	(.281)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return A,B	4.10%	6.98%	1.60%	7.73%	0.00% H
Ratios to Average Net Assets D,F
Expenses before reductions	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of all reductions	1.28%	1.31%	1.31%	1.35%	1.31%
Net investment income (loss)	2.01%	2.49%	2.46%	2.61%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,965	$ 3,269	$ 3,650	$ 3,261	$ 1,403
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.197	.240	.240	.252	.271
Net realized and unrealized gain (loss)	.203	.435	(.078)	.480	(.290)
Total from investment operations	.400	.675	.162	.732	(.019)
Distributions from net investment income	(.193)	(.243)	(.239)	(.252)	(.270)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.200)	(.255)	(.282)	(.252)	(.272)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Total Return A,B	3.84%	6.82%	1.58%	7.63%	(.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of fee waivers, if any	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.43%	1.45%	1.44%	1.45%	1.39%
Net investment income (loss)	1.86%	2.35%	2.33%	2.52%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 65	$ 64	$ 49	$ 15
Portfolio turnover rate E	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) B	.309	.347	.347	.355	.372
Net realized and unrealized gain (loss)	.203	.435	(.077)	.472	(.278)
Total from investment operations	.512	.782	.270	.827	.094
Distributions from net investment income	(.305)	(.350)	(.347)	(.357)	(.373)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.312)	(.362)	(.390)	(.357)	(.375)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Total Return A	4.95%	7.96%	2.65%	8.65%	.96%
Ratios to Average Net Assets C,E
Expenses before reductions	.37%	.40%	.39%	.41%	.42%
Expenses net of fee waivers, if any	.37%	.40%	.39%	.41%	.42%
Expenses net of all reductions	.37%	.40%	.39%	.41%	.38%
Net investment income (loss)	2.92%	3.41%	3.38%	3.55%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,571	$ 4,003	$ 3,807	$ 3,775	$ 2,694
Portfolio turnover rate D	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Income from Investment Operations
Net investment income (loss) B	.305	.343	.341	.351	.369
Net realized and unrealized gain (loss)	.212	.435	(.087)	.481	(.276)
Total from investment operations	.517	.778	.254	.832	.093
Distributions from net investment income	(.300)	(.346)	(.341)	(.352)	(.372)
Distributions from net realized gain	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.307)	(.358)	(.384)	(.352)	(.374)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Total Return A	4.99%	7.91%	2.49%	8.69%	.96%
Ratios to Average Net Assets C,E
Expenses before reductions	.42%	.44%	.46%	.47%	.43%
Expenses net of fee waivers, if any	.42%	.44%	.46%	.47%	.43%
Expenses net of all reductions	.41%	.44%	.46%	.46%	.36%
Net investment income (loss)	2.87%	3.37%	3.31%	3.50%	3.80%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 274	$ 277	$ 660	$ 253
Portfolio turnover rate D	15%	14%	18%	5%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 337,255
Gross unrealized depreciation	(4,038)
Net unrealized appreciation (depreciation) on securities and other investments	$ 333,217

Tax Cost	$ 4,717,852

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 422
Undistributed long-term capital gain	$ 786
Net unrealized appreciation (depreciation)	$ 333,216

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 138,351	$ 142,667
Long-term Capital Gains	3,372	4,880
Total	$ 141,723	$ 147,547
Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,336,045 and $695,913, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 319	$ 20
Class T	-%	.25%	46	1
Class B	.65%	.25%	28	21
Class C	.75%	.25%	750	202
			$ 1,143	$ 244

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35
Class T	5
Class B*	5
Class C*	9
$ 54

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 151.12
Class T	21.11
Class B	3.09
Class C	108.14
Intermediate Municipal Income	3,598.08
Institutional Class	393.13
	$ 4,274

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $55 and $105, respectively.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 3,304	$ 3,370
Class T	477	416
Class B	62	86
Class C	1,355	1,433
Intermediate Municipal Income	124,708	128,225
Institutional Class	8,445	9,137
Total	$ 138,351	$ 142,667
From net realized gain
Class A	$ 86	$ 126
Class T	12	15
Class B	2	4
Class C	53	72
Intermediate Municipal Income	3,005	4,330
Institutional Class	214	333
Total	$ 3,372	$ 4,880

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	4,842	3,563	$ 51,405	$ 36,321
Reinvestment of distributions	237	245	2,517	2,493
Shares redeemed	(3,787)	(3,985)	(40,263)	(40,305)
Net increase (decrease)	1,292	(177)	$ 13,659	$ (1,491)
Class T
Shares sold	617	674	$ 6,552	$ 6,926
Reinvestment of distributions	34	33	364	335
Shares redeemed	(447)	(332)	(4,762)	(3,338)
Net increase (decrease)	204	375	$ 2,154	$ 3,923
Class B
Shares sold	2	28	$ 22	$ 283
Reinvestment of distributions	3	5	36	49
Shares redeemed	(40)	(84)	(425)	(848)
Net increase (decrease)	(35)	(51)	$ (367)	$ (516)
Class C
Shares sold	2,676	1,639	$ 28,406	$ 16,775
Reinvestment of distributions	94	99	1,004	1,007
Shares redeemed	(1,407)	(1,810)	(14,965)	(18,310)
Net increase (decrease)	1,363	(72)	$ 14,445	$ (528)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Intermediate Municipal Income
Shares sold	114,554	106,346	$ 1,215,368	$ 1,081,129
Reinvestment of distributions	8,547	9,123	90,822	92,856
Shares redeemed	(77,206)	(111,915)	(819,131)	(1,129,814)
Net increase (decrease)	45,895	3,554	$ 487,059	$ 44,171
Institutional Class
Shares sold	12,972	13,604	$ 137,845	$ 138,309
Reinvestment of distributions	393	358	4,186	3,652
Shares redeemed	(8,843)	(15,429)	(93,939)	(156,381)
Net increase (decrease)	4,522	(1,467)	$ 48,092	$ (14,420)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	02/11/13	02/08/13	$0.000	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $4,219,638, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 4.41% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIMI-UANN-0213
1.820143.107

Fidelity®

International Bond

Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® International Bond Fund's, a class of the fund, cumulative total return and show you what would have happened if Fidelity® International Bond Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity International Bond Fund, a class of the fund, on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets saw solid gains for the year ending December 31, 2012, as higher-risk assets rallied on central bank efforts to sustain debt-plagued Europe. Global bonds rose 6.89% for the period, according to the Barclays® Global Aggregate GDP Weighted Index, which measures the performance of the global investment-grade fixed-rate bond market by factoring in country weightings based on a nation's gross domestic product (GDP). Most gains came in the year's second half, after European Central Bank officials pledged to do "whatever it takes" to prevent the eurozone's collapse, and England, Japan and the U.S. continued their monetary easings. Within the index, fundamentally riskier bonds rallied most, led by Eastern Europe, Middle East and Africa (EMEA), and Latin America, which rose about 17% and 15%, respectively, while Asia emerging markets (+12%) and Europe (+13%) posted impressive gains as well. Australia/New Zealand (+9%) outpaced the market, as investors also sought high-quality yield from countries outside of debt-plagued Europe. Elsewhere for the year, U.S. bonds rose 4%, while Canada added 6%. Conversely, Japan (-9%) suffered as the country's fiscal profile worsened despite new leadership. Among sectors, corporate bonds posted a solid 12% gain, while government-related securities advanced 8% and Treasuries rose 5%. Lower-quality and longer-maturity debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity® International Bond Fund: From the fund's inception on May 22, 2012, through December 31, 2012, its Retail Class shares returned 4.32%, underperforming the 6.43% gain of its benchmark, the Barclays® Global Aggregate Ex USD GDP Weighted Index. Versus the index, the fund was hurt by its more-conservative positioning, including a decision to tread lightly in government-related bonds issued by fundamentally challenged countries such as Spain - where we had no exposure - and Italy. Conversely, stakes in Australian government debt and Mexican local currency bonds were a plus. At the sector level, the fund was helped by good security selection among corporate bonds, where we were overweighted defensive areas such as investment-grade utilities, industrials and non-cyclical investments in the U.K. and Europe. Exposure to a range of global currencies produced mixed results. The fund was hurt by both underweighting the euro, which rallied, and overweighting the comparatively weak U.S. dollar. However, outsized stakes in the Swedish krona, Mexican peso and Malaysian ringgit aided performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class T	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class C	1.75%
Actual		$ 1,000.00	$ 1,029.00	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
International Bond	.75%
Actual		$ 1,000.00	$ 1,035.00	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,035.00	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2012	As of June 30, 2012
European Monetary Unit	42.9%	41.4%
Japanese Yen	16.2%	19.4%
British Pound	8.2%	8.3%
Canadian Dollar	5.9%	5.0%
Malaysian Ringgit	4.3%	1.8%
Mexican Peso	3.8%	3.2%
Korean Won	3.7%	3.9%
Australian Dollar	3.4%	3.7%
Singapore Dollar	2.5%	0.6%
US Dollar	2.2%	5.5%
Other	6.9%	7.2%
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 1.8%	U.S. Government and U.S. Government Agency Obligations 3.4%
AAA 31.7%	AAA 31.7%
AA 12.5%	AA 11.6%
A 3.8%	A 12.4%
BBB 14.0%	BBB 11.2%
BB and Below 1.8%	BB and Below 3.8%
Not Rated 4.2%	Not Rated 4.0%
Short-Term Investments and Net Other Assets 30.2%	Short-Term Investments and Net Other Assets 21.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	7.1	7.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.4	5.3

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Asset Allocation (% of fund's net assets)
As of December 31, 2012 *		As of June 30, 2012 **
	Corporate Bonds 12.1%		Corporate Bonds 13.4%
	U.S. Government and U.S. Government Agency Obligations 1.8%		U.S. Government and U.S. Government Agency Obligations 3.4%
	CMOs and Other Mortgage Related Securities 2.1%		CMOs and Other Mortgage Related Securities 2.1%
	Foreign Government and Government Agency Obligations 53.5%		Foreign Government and Government Agency Obligations 59.2%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 30.2%		Short-Term Investments and Net Other Assets (Liabilities) 21.9%
* Futures and Swaps	8.1%	** Futures and Swaps	7.4%
Foreign Currency Contracts	44.7%	Foreign Currency Contracts	15.8%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.1%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)(d)		$ 20,000	$ 20,700
7% 11/1/15 (d)		20,000	21,000
TOTAL AUSTRALIA			41,700
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19 (d)		5,000	5,213
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	20,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,500
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,375
TOTAL CANADA			57,725
Cayman Islands - 0.5%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,836
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	168,935
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	214,288
TOTAL CAYMAN ISLANDS			497,059
Denmark - 0.5%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	125,000	164,300
Dong Energy A/S 5.5% 6/29/3005 (g)	EUR	55,000	76,331
TDC A/S 3.75% 3/2/22	EUR	150,000	216,175
TOTAL DENMARK			456,806
France - 0.2%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	170,796
Germany - 0.2%
Muenchener Rueckversicherungs AG 6% 5/26/41 (g)	EUR	100,000	157,808
SAP AG 2.125% 11/13/19	EUR	50,000	66,670
TOTAL GERMANY			224,478
Ireland - 0.4%
Cloverie PLC 6.625% 9/1/42 (g)	EUR	100,000	160,202
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	280,596
TOTAL IRELAND			440,798
Liberia - 0.0%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Liberia - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 3/15/18		$ 20,000	$ 22,600
7.5% 10/15/27		10,000	11,300
TOTAL LIBERIA			49,763
Luxembourg - 0.7%
Hannover Finance SA 5% 6/30/43 (g)	EUR	200,000	288,707
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	21,150
11.5% 2/4/17 pay-in-kind (g)		20,000	21,250
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	200,000	320,018
TOTAL LUXEMBOURG			672,625
Mexico - 0.2%
America Movil S.A.B. de C.V. 4.125% 10/25/19	EUR	100,000	151,702
Netherlands - 1.6%
ABN AMRO Bank NV 6.375% 4/27/21	EUR	130,000	195,879
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	208,288
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	231,578
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	253,628
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	131,428
Lanxess Finance BV 2.625% 11/21/22	EUR	100,000	133,241
LyondellBasell Industries NV 5.75% 4/15/24		10,000	11,750
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	211,444
5.25% 9/14/27	GBP	100,000	171,861
TOTAL NETHERLANDS			1,549,097
Norway - 0.3%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	231,823
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	68,530
TOTAL NORWAY			300,353
United Kingdom - 3.3%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	218,802
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	125,000	218,367
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	219,825
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	202,538
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	110,000	213,629
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Hammerson PLC 2.75% 9/26/19	EUR	100,000	$ 136,058
HSBC Bank PLC 4% 1/15/21	EUR	150,000	230,939
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	182,814
9% 2/17/22	GBP	50,000	115,179
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,388
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	200,000	330,325
6% 12/9/16	GBP	100,000	183,602
Marks & Spencer PLC 6.125% 12/2/19	GBP	50,000	92,795
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	199,989
Nationwide Building Society 6.75% 7/22/20	EUR	85,000	131,162
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	184,743
Standard Life PLC 5.5% 12/4/42 (g)	GBP	100,000	170,711
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	189,866
TOTAL UNITED KINGDOM			3,226,732
United States of America - 4.1%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)		5,000	5,075
Ally Financial, Inc.:
5.5% 2/15/17		30,000	32,025
7.5% 9/15/20		15,000	18,113
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,400
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	119,410
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,063
9.375% 12/1/17		20,000	21,950
Aon Corp. 5% 9/30/20		110,000	125,419
ARAMARK Corp. 8.5% 2/1/15		10,000	10,025
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,675
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	33,150
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,350
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,826
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,575
7% 1/15/19		18,000	19,305
7.25% 10/30/17		17,000	18,509
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 5,000	$ 5,188
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	31,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,900
CIT Group, Inc.:
5.375% 5/15/20		22,000	24,035
5.5% 2/15/19 (d)		11,000	11,990
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,338
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,175
5.25% 8/1/20		5,000	5,213
Comcast Corp. 3.125% 7/15/22		20,000	20,813
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,925
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,545
CSC Holdings LLC 8.625% 2/15/19		25,000	29,875
D.R. Horton, Inc. 4.375% 9/15/22		5,000	5,100
Dana Holding Corp. 6.5% 2/15/19		15,000	15,863
DCP Midstream LLC 4.75% 9/30/21 (d)		150,000	159,245
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,650
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,444
Discover Financial Services 3.85% 11/21/22 (d)		150,000	154,604
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)		5,000	5,550
9.875% 4/15/18 (d)		5,000	5,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,350
Duke Realty LP 6.5% 1/15/18		100,000	118,526
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,963
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,100
ERP Operating LP 4.625% 12/15/21		110,000	123,780
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
Fifth Third Bancorp 8.25% 3/1/38		100,000	142,651
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,050
7.375% 6/15/19 (d)		5,000	5,175
Ford Motor Co. 7.45% 7/16/31		10,000	12,700
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,500
Fortune Brands, Inc. 5.875% 1/15/36		110,000	127,333
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
FTI Consulting, Inc. 6.75% 10/1/20		$ 15,000	$ 16,050
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,800
GMAC LLC 8% 11/1/31		15,000	19,013
GrafTech International Ltd. 6.375% 11/15/20 (d)		5,000	5,175
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,425
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	17,138
HealthSouth Corp.:
5.75% 11/1/24		15,000	15,225
7.25% 10/1/18		14,000	15,190
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,388
IAC/InterActiveCorp 4.75% 12/15/22 (d)		10,000	10,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,653
8% 1/15/18		18,000	19,328
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,737
8.625% 9/15/15		20,000	22,450
8.625% 1/15/22		15,000	18,525
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,150
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,900
KB Home 7.5% 9/15/22		5,000	5,463
Kraft Foods, Inc. 5.375% 2/10/20		100,000	120,624
Liberty Property LP 3.375% 6/15/23		78,000	77,084
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,800
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	20,378
6.75% 10/1/20 (d)		5,000	5,100
7.625% 1/15/17		20,000	21,400
Mirant Americas Generation LLC 9.125% 5/1/31		10,000	11,000
Mylan, Inc. 6% 11/15/18 (d)		10,000	11,044
NBCUniversal Media LLC 4.375% 4/1/21		110,000	123,447
NCR Corp. 4.625% 2/15/21 (d)		5,000	5,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,975
7.75% 10/15/18		15,000	16,688
NiSource Finance Corp.:
4.45% 12/1/21		110,000	120,331
5.25% 2/15/43		100,000	105,542
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	16,050
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,900
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Oil States International, Inc.:
5.125% 1/15/23 (d)		$ 5,000	$ 5,069
6.5% 6/1/19		25,000	26,625
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,463
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,850
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	32,700
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	16,425
Prudential Financial, Inc. 4.5% 11/16/21		120,000	134,817
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,534
Regions Financial Corp. 7.75% 11/10/14		110,000	121,968
Reynolds American, Inc. 3.25% 11/1/22		150,000	150,498
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,175
9.875% 8/15/19		5,000	5,350
Rite Aid Corp.:
9.25% 3/15/20		30,000	31,800
9.5% 6/15/17		20,000	20,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,188
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,250
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,263
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,250
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,400
8.125% 9/15/19 (d)		10,000	11,150
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,750
Sprint Nextel Corp.:
6% 12/1/16		15,000	16,313
7% 3/1/20 (d)		20,000	23,250
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,200
8.375% 1/15/21		20,000	23,350
10.75% 9/15/16		20,000	24,850
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,300
7.625% 3/15/20		30,000	33,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		5,000	5,163
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,331
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Tesoro Corp.:
4.25% 10/1/17		$ 5,000	$ 5,175
5.375% 10/1/22		5,000	5,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,225
The AES Corp.:
7.375% 7/1/21		17,000	18,870
7.75% 10/15/15		16,000	17,960
8% 10/15/17		16,000	18,480
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		10,000	10,325
United Technologies Corp. 3.1% 6/1/22		100,000	105,778
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,488
8.5% 5/15/21 (d)		30,000	30,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,363
6.5% 7/15/16 (d)		5,000	5,256
6.875% 12/1/18 (d)		10,000	10,775
Verizon Communications, Inc. 3.5% 11/1/21		120,000	131,142
VPI Escrow Corp. 6.375% 10/15/20 (d)		5,000	5,319
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,625
TOTAL UNITED STATES OF AMERICA			4,085,963
TOTAL NONCONVERTIBLE BONDS (Cost $11,286,389)			11,930,810
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	535,550
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		400,000	464,263
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	263,180
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		$ 500,000	$ 571,952
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)		225,000	262,163
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,002,637)			2,097,108
U.S. Government and Government Agency Obligations - 1.8%

U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (f)		532,334	582,416
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds 2.75% 11/15/42		610,000	585,257
U.S. Treasury Notes 1.625% 11/15/22		596,000	588,882
TOTAL U.S. TREASURY OBLIGATIONS			1,174,139
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,746,319)			1,756,555
Foreign Government and Government Agency Obligations - 53.5%

Australia - 8.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	4,900,000	5,225,064
5.5% 4/21/23	AUD	2,065,000	2,557,196
5.75% 7/15/22	AUD	424,000	530,873
TOTAL AUSTRALIA			8,313,133
Canada - 8.7%
Canadian Government:
1% 2/1/15	CAD	140,000	140,334
1.5% 3/1/17	CAD	750,000	758,294
2.75% 6/1/22	CAD	1,780,000	1,936,222
4% 6/1/41	CAD	288,000	386,919
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - continued
Canadian Government: - continued
5.75% 6/1/33	CAD	200,000	$ 312,166
Canadian Government Treasury Bills 0.9918% to 1.0526% 1/31/13 to 3/28/13	CAD	5,030,000	5,049,281
TOTAL CANADA			8,583,216
France - 3.2%
French Government:
OAT:
3% 4/25/22	EUR	1,240,000	1,795,905
4.5% 4/25/41	EUR	180,000	306,260
5.5% 4/25/29	EUR	200,000	365,837
2.25% 10/25/22	EUR	525,000	708,061
TOTAL FRANCE			3,176,063
Germany - 3.3%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	441,296	611,980
1.5% 9/4/22	EUR	650,000	872,907
1.75% 7/4/22	EUR	525,000	721,886
2.5% 7/4/44	EUR	290,000	412,547
3.5% 7/4/19	EUR	100,000	155,911
4.75% 7/4/34	EUR	250,000	483,514
TOTAL GERMANY			3,258,745
Italy - 1.8%
Buoni Poliennali Del Tes:
5.5% 9/1/22	EUR	270,000	386,633
5.5% 11/1/22	EUR	735,000	1,048,868
Italian Republic 5% 9/1/40	EUR	280,000	369,393
TOTAL ITALY			1,804,894
Japan - 4.7%
Japan Government:
0.8% 6/20/22	JPY	14,700,000	170,412
0.8% 9/20/22	JPY	64,350,000	746,190
0.9% 3/20/22	JPY	219,250,000	2,571,975
1.7% 3/20/32	JPY	80,250,000	924,439
2% 3/20/42	JPY	17,000,000	198,110
TOTAL JAPAN			4,611,126
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 2.6%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	$ 2,190,347
4.25% 6/10/21	KRW	343,800,000	349,111
TOTAL KOREA (SOUTH)			2,539,458
Malaysia - 2.9%
Malaysian Government:
3.314% 10/31/17	MYR	6,580,000	2,157,431
3.418% 8/15/22	MYR	2,200,000	712,950
TOTAL MALAYSIA			2,870,381
Mexico - 4.8%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	510,414
6.5% 6/9/22	MXN	14,640,000	1,226,447
7.5% 6/3/27	MXN	9,320,000	840,721
7.75% 12/14/17	MXN	14,850,000	1,280,488
8.5% 5/31/29	MXN	9,000,000	877,885
TOTAL MEXICO			4,735,955
Netherlands - 2.2%
Dutch Government:
2.25% 7/15/22	EUR	700,000	985,740
4.5% 7/15/17	EUR	750,000	1,169,922
TOTAL NETHERLANDS			2,155,662
Singapore - 2.4%
Republic of Singapore:
3% 9/1/24	SGD	1,430,000	1,345,168
3.25% 9/1/20	SGD	1,080,000	1,023,310
TOTAL SINGAPORE			2,368,478
South Africa - 0.9%
South African Republic:
6.75% 3/31/21	ZAR	2,700,000	325,911
7.75% 2/28/23	ZAR	1,800,000	227,411
10.5% 12/21/26	ZAR	2,210,000	334,179
TOTAL SOUTH AFRICA			887,501
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Sweden - 2.3%
Swedish Kingdom 3.75% 8/12/17	SEK	13,000,000	$ 2,246,066
United Kingdom - 5.3%
United Kingdom, Great Britain and Northern Ireland:
0.3% 5/7/13	GBP	1,600,000	2,595,697
1.75% 1/22/17	GBP	450,000	762,143
4% 3/7/22	GBP	640,000	1,246,538
4.25% 6/7/32	GBP	120,000	240,666
4.5% 12/7/42	GBP	220,000	455,619
TOTAL UNITED KINGDOM			5,300,663
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,436,837)			52,851,341
Preferred Securities - 0.3%

Germany - 0.1%
RWE AG 4.625% (e)(g)	60,000	81,561
United Kingdom - 0.2%
Scottish & Southern Energy PLC 5.625% (e)(g)	150,000	212,913
TOTAL PREFERRED SECURITIES (Cost $270,368)		294,474
Money Market Funds - 16.2%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $16,074,312)	16,074,312	16,074,312
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5-Year Series 18 Index expiring December 2017, exercise rate 1.20%	2/20/13	EUR	1,100,000	$ 6,305
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.10%	1/16/13		4,750,000	2,016
TOTAL PURCHASED SWAPTIONS (Cost $23,843)				8,321
TOTAL INVESTMENT PORTFOLIO - 86.0% (Cost $82,840,705)	85,012,921
NET OTHER ASSETS (LIABILITIES) - 14.0%	13,794,444
NET ASSETS - 100%	$ 98,807,365
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bund Index Contracts (Germany)	March 2013	$ 1,730,138	$ 3,676
2 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2013	386,359	924
TOTAL PURCHASED		2,116,497	4,600
Sold
Bond Index Contracts
4 Eurex Euro-Bobl Index Contracts (Germany)	674,864	(4,703)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
23 CBOT 10-Year U.S. Treasury Note Contracts	March 2013	$ 3,053,969	$ 9,137
16 CBOT 5-Year U.S. Treasury Note Contracts	March 2013	1,990,625	(1,656)
7 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	1,138,156	18,630
TOTAL TREASURY CONTRACTS		6,182,750	26,111
TOTAL SOLD		6,857,614	21,408
		$ 8,974,111	$ 26,008

The face value of futures purchased as a percentage of net assets is 2.1%

The face value of futures sold as a percentage of net assets is 6.9%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/2/13	AUD	Deutsche Bank AG	Buy	1,215,466	$ 1,261,897	304
1/2/13	CAD	Deutsche Bank AG	Buy	938,275	941,838	1,436
1/2/13	EUR	Deutsche Bank AG	Buy	1,160,000	1,534,332	(3,190)
1/2/13	MXN	Deutsche Bank AG	Buy	17,408,100	1,339,620	7,099
1/3/13	MYR	JPMorgan Chase Bank	Buy	5,028,600	1,644,139	269
1/3/13	SGD	Deutsche Bank AG	Buy	1,707,121	1,395,738	1,766
1/3/13	ZAR	Deutsche Bank AG	Buy	4,172,611	490,820	1,378
1/17/13	AUD	Barclays Bank PLC, London	Buy	54,000	56,808	(806)
1/17/13	AUD	Citibank NA	Sell	4,315,000	4,505,011	30,044
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	AUD	Credit Suisse Intl.	Buy	386,000	$ 400,533	$ (223)
1/17/13	AUD	Deutsche Bank AG	Buy	189,000	195,556	450
1/17/13	AUD	Deutsche Bank AG	Sell	407,163	427,772	5,515
1/17/13	AUD	Deutsche Bank AG	Sell	1,111,000	1,152,118	(69)
1/17/13	AUD	JPMorgan Chase Bank	Buy	379,000	392,357	693
1/17/13	CAD	Barclays Bank PLC, London	Buy	50,000	50,773	(525)
1/17/13	CAD	Barclays Bank PLC, London	Buy	98,000	98,475	11
1/17/13	CAD	Barclays Bank PLC, London	Buy	677,000	682,805	(2,449)
1/17/13	CAD	Barclays Bank PLC, London	Sell	28,000	28,161	22
1/17/13	CAD	Citibank NA	Buy	619,000	626,609	(4,540)
1/17/13	CAD	Credit Suisse Intl.	Buy	20,806	20,949	(40)
1/17/13	CAD	Credit Suisse Intl.	Buy	223,000	224,281	(175)
1/17/13	CAD	Credit Suisse Intl.	Buy	581,000	583,820	60
1/17/13	CAD	Credit Suisse Intl.	Sell	4,323,000	4,353,794	9,362
1/17/13	CAD	Deutsche Bank AG	Buy	83,000	83,469	(58)
1/17/13	CAD	Deutsche Bank AG	Buy	124,000	124,383	231
1/17/13	CAD	Deutsche Bank AG	Sell	859,000	861,989	(1,270)
1/17/13	CAD	JPMorgan Chase Bank	Buy	248,000	249,407	(177)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CHF	Barclays Bank PLC, London	Buy	37,000	$ 39,967	$ 500
1/17/13	CHF	Barclays Bank PLC, London	Buy	190,000	207,669	134
1/17/13	CHF	Barclays Bank PLC, London	Buy	922,000	991,966	16,425
1/17/13	CHF	Credit Suisse Intl.	Buy	130,000	142,332	(151)
1/17/13	CHF	Deutsche Bank AG	Buy	46,000	50,357	(47)
1/17/13	CHF	Deutsche Bank AG	Buy	88,000	96,622	(376)
1/17/13	CLP	Barclays Bank PLC, London	Buy	33,891,000	69,972	627
1/17/13	CLP	Credit Suisse Intl.	Buy	39,400,000	82,358	(283)
1/17/13	CZK	Barclays Bank PLC, London	Sell	1,225,000	64,567	113
1/17/13	CZK	Deutsche Bank AG	Sell	135,600	7,128	(7)
1/17/13	CZK	Deutsche Bank AG	Sell	288,000	15,163	10
1/17/13	CZK	JPMorgan Chase Bank	Sell	5,570,000	284,985	(8,085)
1/17/13	DKK	Barclays Bank PLC, London	Sell	241,000	42,057	(592)
1/17/13	DKK	Credit Suisse Intl.	Buy	3,200,000	556,806	9,482
1/17/13	DKK	Deutsche Bank AG	Buy	609,000	107,853	(81)
1/17/13	DKK	Deutsche Bank AG	Buy	845,000	150,053	(518)
1/17/13	EUR	Barclays Bank PLC, London	Buy	54,000	71,109	179
1/17/13	EUR	Barclays Bank PLC, London	Buy	156,000	206,111	(168)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	EUR	Barclays Bank PLC, London	Buy	554,000	$ 733,909	$ (2,546)
1/17/13	EUR	Barclays Bank PLC, London	Buy	699,000	924,425	(1,641)
1/17/13	EUR	Barclays Bank PLC, London	Sell	1,076,000	1,400,089	(20,391)
1/17/13	EUR	Citibank NA	Buy	10,766,000	13,949,722	263,001
1/17/13	EUR	Credit Suisse Intl.	Buy	51,000	66,298	1,029
1/17/13	EUR	Credit Suisse Intl.	Buy	153,000	200,095	1,888
1/17/13	EUR	Credit Suisse Intl.	Buy	2,508,000	3,313,758	(2,824)
1/17/13	EUR	Deutsche Bank AG	Buy	75,000	98,131	880
1/17/13	EUR	Deutsche Bank AG	Buy	346,000	459,246	(2,474)
1/17/13	EUR	Deutsche Bank AG	Buy	458,000	606,729	(2,100)
1/17/13	EUR	Deutsche Bank AG	Buy	640,000	831,274	13,622
1/17/13	EUR	Deutsche Bank AG	Buy	1,227,000	1,619,845	(22)
1/17/13	EUR	Deutsche Bank AG	Buy	3,456,000	4,559,985	2,450
1/17/13	EUR	Deutsche Bank AG	Sell	734,000	970,987	1,997
1/17/13	EUR	JPMorgan Chase Bank	Buy	47,000	61,478	569
1/17/13	EUR	JPMorgan Chase Bank	Buy	1,425,000	1,885,658	(4,446)
1/17/13	GBP	Barclays Bank PLC, London	Buy	43,000	69,861	(13)
1/17/13	GBP	Barclays Bank PLC, London	Buy	85,000	136,917	1,154
1/17/13	GBP	Barclays Bank PLC, London	Buy	108,000	174,630	802
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	$ 160,250	$ (2,187)
1/17/13	GBP	Barclays Bank PLC, London	Sell	200,000	319,372	(5,503)
1/17/13	GBP	Credit Suisse Intl.	Buy	50,000	80,470	749
1/17/13	GBP	Credit Suisse Intl.	Buy	420,000	675,657	6,580
1/17/13	GBP	Deutsche Bank AG	Buy	44,000	71,642	(169)
1/17/13	GBP	Deutsche Bank AG	Buy	60,000	96,919	544
1/17/13	GBP	Deutsche Bank AG	Buy	75,000	121,077	751
1/17/13	GBP	Deutsche Bank AG	Buy	191,000	310,365	(109)
1/17/13	GBP	Deutsche Bank AG	Sell	130,000	209,574	(1,594)
1/17/13	GBP	JPMorgan Chase Bank	Buy	220,000	354,995	2,368
1/17/13	GBP	JPMorgan Chase Bank	Buy	438,000	711,804	(328)
1/17/13	GBP	JPMorgan Chase Bank	Buy	532,000	858,010	6,158
1/17/13	GBP	JPMorgan Chase Bank	Sell	2,416,000	3,871,285	(53,205)
1/17/13	JPY	Barclays Bank PLC, London	Buy	7,050,000	83,933	(2,545)
1/17/13	JPY	Barclays Bank PLC, London	Buy	22,300,000	259,122	(1,682)
1/17/13	JPY	Barclays Bank PLC, London	Buy	25,450,000	308,751	(14,946)
1/17/13	JPY	Barclays Bank PLC, London	Buy	28,000,000	325,461	(2,218)
1/17/13	JPY	Barclays Bank PLC, London	Buy	52,950,000	611,497	(221)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	JPY	Citibank NA	Sell	33,800,000	$ 410,349	$ 20,148
1/17/13	JPY	Credit Suisse Intl.	Sell	20,624,517	250,788	12,690
1/17/13	JPY	Deutsche Bank AG	Buy	5,100,000	62,317	(3,440)
1/17/13	JPY	Deutsche Bank AG	Buy	11,500,000	136,539	(3,778)
1/17/13	JPY	Deutsche Bank AG	Buy	13,950,000	162,094	(1,050)
1/17/13	JPY	Deutsche Bank AG	Buy	18,150,000	211,614	(2,083)
1/17/13	JPY	Deutsche Bank AG	Buy	140,150,000	1,653,590	(35,642)
1/17/13	JPY	Deutsche Bank AG	Buy	196,850,000	2,279,916	(7,401)
1/17/13	JPY	Deutsche Bank AG	Buy	459,800,000	5,602,296	(294,185)
1/17/13	JPY	JPMorgan Chase Bank	Buy	56,450,000	659,675	(7,994)
1/17/13	KRW	Credit Suisse Intl.	Buy	57,700,000	53,800	448
1/17/13	KRW	Credit Suisse Intl.	Buy	246,200,000	229,343	2,124
1/17/13	KRW	Credit Suisse Intl.	Buy	433,400,000	406,186	1,280
1/17/13	KRW	Deutsche Bank AG	Buy	120,900,000	113,202	463
1/17/13	KRW	JPMorgan Chase Bank	Buy	454,500,000	422,673	4,630
1/17/13	KRW	JPMorgan Chase Bank	Sell	166,600,000	152,900	(3,731)
1/17/13	MXN	Barclays Bank PLC, London	Buy	2,240,000	171,958	1,052
1/17/13	MXN	Credit Suisse Intl.	Sell	11,557,000	886,555	(6,067)
1/17/13	MXN	Deutsche Bank AG	Buy	721,000	55,346	342
1/17/13	MXN	Deutsche Bank AG	Buy	6,352,000	488,428	2,179
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	MXN	Deutsche Bank AG	Sell	15,739,000	$ 1,209,851	$ (5,773)
1/17/13	MXN	JPMorgan Chase Bank	Buy	5,061,000	389,294	1,600
1/17/13	MYR	Barclays Bank PLC, London	Sell	486,381	159,313	260
1/17/13	MYR	Citibank NA	Buy	1,867,000	611,329	(800)
1/17/13	MYR	Credit Suisse Intl.	Buy	498,000	162,347	504
1/17/13	MYR	Deutsche Bank AG	Buy	240,000	78,329	154
1/17/13	MYR	Deutsche Bank AG	Buy	1,008,000	329,735	(108)
1/17/13	MYR	JPMorgan Chase Bank	Buy	1,014,000	330,562	1,027
1/17/13	NOK	Barclays Bank PLC, London	Buy	1,181,000	207,431	4,927
1/17/13	NOK	Deutsche Bank AG	Buy	260,000	46,705	46
1/17/13	NOK	Deutsche Bank AG	Buy	356,000	63,780	233
1/17/13	NZD	Deutsche Bank AG	Buy	85,000	69,437	727
1/17/13	NZD	JPMorgan Chase Bank	Buy	71,000	58,499	109
1/17/13	NZD	JPMorgan Chase Bank	Buy	257,000	210,799	1,344
1/17/13	PLN	Citibank NA	Buy	2,911,000	919,021	19,705
1/17/13	PLN	Deutsche Bank AG	Buy	169,000	54,665	(166)
1/17/13	PLN	Deutsche Bank AG	Buy	320,000	103,560	(367)
1/17/13	PLN	Deutsche Bank AG	Buy	672,000	215,676	1,027
1/17/13	PLN	Deutsche Bank AG	Sell	564,000	177,133	(4,743)
1/17/13	SEK	Barclays Bank PLC, London	Buy	288,000	43,588	680
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	SEK	Barclays Bank PLC, London	Buy	1,457,000	$ 223,771	$ 181
1/17/13	SEK	Credit Suisse Intl.	Sell	9,253,000	1,383,063	(39,194)
1/17/13	SEK	Deutsche Bank AG	Buy	393,000	60,471	(64)
1/17/13	SEK	Deutsche Bank AG	Buy	1,393,000	214,011	104
1/17/13	SGD	Barclays Bank PLC, London	Buy	404,000	330,799	(85)
1/17/13	SGD	Barclays Bank PLC, London	Sell	1,204,043	983,797	(1,833)
1/17/13	SGD	Deutsche Bank AG	Buy	45,000	36,801	36
1/17/13	SGD	Deutsche Bank AG	Buy	133,000	108,684	190
1/17/13	SGD	Deutsche Bank AG	Buy	370,000	303,034	(152)
1/17/13	SGD	Deutsche Bank AG	Sell	1,612,000	1,317,889	(1,694)
1/17/13	SGD	JPMorgan Chase Bank	Buy	1,962,000	1,605,026	1,067
1/17/13	TRY	Barclays Bank PLC, London	Buy	540,000	299,755	2,206
1/17/13	TRY	Citibank NA	Buy	539,000	299,126	2,276
1/17/13	TRY	Deutsche Bank AG	Buy	49,000	27,361	40
1/17/13	TRY	Deutsche Bank AG	Buy	94,000	52,354	209
1/17/13	TRY	Deutsche Bank AG	Buy	198,000	110,636	83
1/17/13	TRY	JPMorgan Chase Bank	Buy	235,000	130,355	1,054
1/17/13	ZAR	Barclays Bank PLC, London	Buy	384,000	43,234	1,952
1/17/13	ZAR	Citibank NA	Buy	2,742,000	321,783	871
1/17/13	ZAR	Citibank NA	Sell	2,659,000	305,073	(7,814)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	ZAR	Deutsche Bank AG	Buy	26,322	$ 3,080	$ 17
1/17/13	ZAR	Deutsche Bank AG	Buy	532,000	62,714	(113)
1/17/13	ZAR	Deutsche Bank AG	Buy	1,049,000	123,021	416
1/17/13	ZAR	Deutsche Bank AG	Sell	4,172,611	489,812	(1,183)
						$ (95,401)

For the period, the average contract value for foreign currency contracts was $72,790,511. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	$ 16,436	$ (24,526)	$ (8,090)
PPR SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	250,000	1,671	(3,799)	(2,128)
Societe Generale		Dec. 2017	JPMorgan Chase Bank	(1%)	EUR	450,000	17,337	(37,315)	(19,978)
WPP Group PLC		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	110,000	(626)	136	(490)
TOTAL BUY PROTECTION							34,818	(65,504)	(30,686)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2017	JPMorgan Chase Bank	1%	EUR	110,000	(2,559)	3,196	637
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Citibank NA	1%	EUR	1,500,000	(16,396)	16,396	0
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Credit Suisse Intl.	1%	EUR	1,900,000	(20,236)	14,344	(5,892)
TOTAL SELL PROTECTION							(39,191)	33,936	(5,255)
TOTAL CREDIT DEFAULT SWAPS							$ (4,373)	$ (31,568)	$ (35,941)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,144 or 0.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $136,084.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,402
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,930,810	$ -	$ 11,930,810	$ -
Commercial Mortgage Securities	2,097,108	-	2,097,108	-
U.S. Government and Government Agency Obligations	1,756,555	-	1,756,555	-
Foreign Government and Government Agency Obligations	52,851,341	-	52,851,341	-
Preferred Securities	294,474	-	294,474	-
Money Market Funds	16,074,312	16,074,312	-	-
Purchased Swaptions	8,321	-	8,321	-
Total Investments in Securities:	$ 85,012,921	$ 16,074,312	$ 68,938,609	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 479,053	$ -	$ 479,053	$ -
Futures Contracts	32,367	32,367	-	-
Swap Agreements	35,444	-	35,444	-
Total Assets	$ 546,864	$ 32,367	$ 514,497	$ -
Liabilities
Foreign Currency Contracts	$ (574,454)	$ -	$ (574,454)	$ -
Futures Contracts	(6,359)	(6,359)	-	-
Swap Agreements	(39,817)	-	(39,817)	-
Total Liabilities	$ (620,630)	$ (6,359)	$ (614,271)	$ -
Total Other Derivative Instruments:	$ (73,766)	$ 26,008	$ (99,774)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (d)	$ 35,444	$ (39,817)
Purchased Options (c)	8,321	-
Total Credit Risk	43,765	(39,817)
Foreign Exchange Risk
Foreign Currency Contracts (a)	479,053	(574,454)
Interest Rate Risk
Futures Contracts (b)	32,367	(6,359)
Total Value of Derivatives	$ 555,185	$ (620,630)
(a) Value is disclosed on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(d) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $66,766,393)	$ 68,938,609
Fidelity Central Funds (cost $16,074,312)	16,074,312
Total Investments (cost $82,840,705)		$ 85,012,921
Cash		8,182,333
Foreign currency held at value (cost $242,612)		243,496
Unrealized appreciation on foreign currency contracts		479,053
Receivable for swap agreements		29,478
Receivable for fund shares sold		21,873,985
Interest receivable		565,690
Distributions receivable from Fidelity Central Funds		760
Receivable for daily variation margin on futures contracts		10,896
Swap agreements, at value		35,444
Prepaid expenses		29,111
Receivable from investment adviser for expense reductions		33,157
Total assets		116,496,324

Liabilities
Payable for investments purchased	$ 10,024,375
Unrealized depreciation on foreign currency contracts	574,454
Payable for swap agreements	15,331
Payable for fund shares redeemed	6,911,570
Swap agreements, at value	39,817
Accrued management fee	30,098
Distribution and service plan fees payable	3,477
Other affiliated payables	6,937
Other payables and accrued expenses	82,900
Total liabilities		17,688,959

Net Assets		$ 98,807,365
Net Assets consist of:
Paid in capital		$ 97,837,354
Undistributed net investment income		103,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,192,220)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,058,247
Net Assets		$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,768,303 ÷ 271,487 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.62
Class T: Net Asset Value and redemption price per share ($2,826,605 ÷ 277,204 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.62
Class C: Net Asset Value and offering price per share ($2,796,708 ÷ 274,337 shares)A	$ 10.19

International Bond: Net Asset Value, offering price and redemption price per share ($87,752,187 ÷ 8,605,054 shares)	$ 10.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,663,562 ÷ 261,194 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to December 31, 2012

Investment Income
Interest		$ 816,397
Income from Fidelity Central Funds		3,402
Income before foreign taxes withheld		819,799
Less foreign taxes withheld		(3,591)
Total income		816,208

Expenses
Management fee	$ 196,704
Transfer agent fees	28,210
Distribution and service plan fees	24,166
Accounting fees and expenses	18,029
Custodian fees and expenses	7,097
Independent trustees' compensation	116
Registration fees	65,686
Audit	129,159
Legal	73
Miscellaneous	674
Total expenses before reductions	469,914
Expense reductions	(184,220)	285,694
Net investment income (loss)		530,514
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	246,143
Foreign currency transactions	(302,764)
Futures contracts	(109,076)
Swap agreements	(94,277)
Total net realized gain (loss)		(259,974)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,172,216
Assets and liabilities in foreign currencies	(104,036)
Futures contracts	26,008
Swap agreements	(35,941)
Total change in net unrealized appreciation (depreciation)		2,058,247
Net gain (loss)		1,798,273
Net increase (decrease) in net assets resulting from operations		$ 2,328,787

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 530,514
Net realized gain (loss)	(259,974)
Change in net unrealized appreciation (depreciation)	2,058,247
Net increase (decrease) in net assets resulting from operations	2,328,787
Distributions to shareholders from net investment income	(529,263)
Distributions to shareholders from net realized gain	(829,513)
Total distributions	(1,358,776)
Share transactions - net increase (decrease)	97,837,354
Total increase (decrease) in net assets	98,807,365

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $103,984)	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.083
Net realized and unrealized gain (loss)	.334
Total from investment operations	.417
Distributions from net investment income	(.080)
Distributions from net realized gain	(.137)
Total distributions	(.217)
Net asset value, end of period	$ 10.20
Total Return B,C,D	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.60% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,768
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.083
Net realized and unrealized gain (loss)	.334
Total from investment operations	.417
Distributions from net investment income	(.080)
Distributions from net realized gain	(.137)
Total distributions	(.217)
Net asset value, end of period	$ 10.20
Total Return B,C,D	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,827
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.036
Net realized and unrealized gain (loss)	.326
Total from investment operations	.362
Distributions from net investment income	(.035)
Distributions from net realized gain	(.137)
Total distributions	(.172)
Net asset value, end of period	$ 10.19
Total Return B,C,D	3.62%
Ratios to Average Net Assets F,I
Expenses before reductions	2.35% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Bond

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099
Net realized and unrealized gain (loss)	.333
Total from investment operations	.432
Distributions from net investment income	(.095)
Distributions from net realized gain	(.137)
Total distributions	(.232)
Net asset value, end of period	$ 10.20
Total Return B,C	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.26% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,752
Portfolio turnover rate F	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099
Net realized and unrealized gain (loss)	.333
Total from investment operations	.432
Distributions from net investment income	(.095)
Distributions from net realized gain	(.137)
Total distributions	(.232)
Net asset value, end of period	$ 10.20
Total Return B,C	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,664
Portfolio turnover rate F	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded on the ex-dividend date. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,188,008
Gross unrealized depreciation	(1,021,588)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,166,420

Tax Cost	$ 82,846,501

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 174,241
Capital loss carryforward	$ (39,291)
Net unrealized appreciation (depreciation)	$ 2,154,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (39,291)

At December 31, 2012, the Fund was required to defer approximately $1,292,451 of losses on futures contracts.

The tax character of distributions paid was as follows:

December 31, 2012
Ordinary Income	$ 1,358,776

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - contined

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - contined

Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (94,277)	$ (35,941)
Purchase Options (a)	(10,410)	(15,522)
Total Credit Risk	(104,687)	(51,463)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(361,286)	(95,401)
Interest Rate Risk
Futures Contracts (a)	(109,076)	26,008
Totals	$ (575,049)	$ (120,856)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investment and is representative of activity for the period.

(b) A summary of the value of foreign currency contacts by primary risk exposure as of period end, as well as average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Annual Report

4. Derivative Instruments - continued

Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $83,441,864 and $25,860,613, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,994	$ 3,908
Class T	-%	.25%	3,983	3,892
Class C	.75%	.25%	16,189	16,133
			$ 24,166	$ 23,933

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 457
Class T	13
$ 470

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,498.16
Class T	2,440.15
Class C	2,526.16
International Bond	18,405.06
Institutional Class	2,341.15
	$ 28,210

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ 9,604
Class T	1.00%	9,537
Class C	1.75%	9,689
International Bond	.75%	146,064
Institutional Class	.75%	9,303
		$ 184,197

Annual Report

7. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012 A
From net investment income
Class A	$ 20,887
Class T	20,828
Class C	9,298
International Bond	454,379
Institutional Class	23,871
Total	$ 529,263
From net realized gain
Class A	$ 36,588
Class T	36,449
Class C	37,021
International Bond	684,900
Institutional Class	34,555
Total	$ 829,513

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Years ended December 31,	2012 A	2012 A
Class A
Shares sold	266,559	$ 2,670,421
Reinvestment of distributions	5,504	56,287
Shares redeemed	(576)	(5,989)
Net increase (decrease)	271,487	$ 2,720,719
Class T
Shares sold	271,604	$ 2,722,970
Reinvestment of distributions	5,601	57,277
Shares redeemed	(1)	(15)
Net increase (decrease)	277,204	$ 2,780,232

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares	Dollars
Years ended December 31,	2012 A	2012 A
Class C
Shares sold	269,813	$ 2,702,420
Reinvestment of distributions	4,527	46,258
Shares redeemed	(3)	(30)
Net increase (decrease)	274,337	$ 2,748,648
International Bond
Shares sold	9,352,055	$ 94,597,632
Reinvestment of distributions	109,359	1,118,473
Shares redeemed	(856,360)	(8,742,874)
Net increase (decrease)	8,605,054	$ 86,973,231
Institutional Class
Shares sold	255,482	$ 2,556,098
Reinvestment of distributions	5,712	58,426
Net increase (decrease)	261,194	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period of May 22, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity International Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity International Bond Fund	02/19/13	02/15/13	$0.016

The fund designates $133,732 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IBZ-UANN-0213
1.939050.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Class A, Class T, and Class C

Annual Report

December 31, 2012

(Fidelity Cover Art)

Class A, Class T,
and Class C are classes of
Fidelity® International
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor® International Bond Fund's - Class A, Class T, and Class C cumulative total return and show you what would have happened if Class A, Class T, and Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Bond Fund - Class A on May 22, 2012, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets saw solid gains for the year ending December 31, 2012, as higher-risk assets rallied on central bank efforts to sustain debt-plagued Europe. Global bonds rose 6.89% for the period, according to the Barclays® Global Aggregate GDP Weighted Index, which measures the performance of the global investment-grade fixed-rate bond market by factoring in country weightings based on a nation's gross domestic product (GDP). Most gains came in the year's second half, after European Central Bank officials pledged to do "whatever it takes" to prevent the eurozone's collapse, and England, Japan and the U.S. continued their monetary easings. Within the index, fundamentally riskier bonds rallied most, led by Eastern Europe, Middle East and Africa (EMEA), and Latin America, which rose about 17% and 15%, respectively, while Asia emerging markets (+12%) and Europe (+13%) posted impressive gains as well. Australia/New Zealand (+9%) outpaced the market, as investors also sought high-quality yield from countries outside of debt-plagued Europe. Elsewhere for the year, U.S. bonds rose 4%, while Canada added 6%. Conversely, Japan (-9%) suffered as the country's fiscal profile worsened despite new leadership. Among sectors, corporate bonds posted a solid 12% gain, while government-related securities advanced 8% and Treasuries rose 5%. Lower-quality and longer-maturity debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® International Bond Fund: From the fund's inception on May 22, 2012, through December 31, 2012, its Class A, Class T and Class C shares returned 4.17%, 4.17% and 3.62%, respectively (excluding sales charges), underperforming the 6.43% gain of its benchmark, the Barclays® Global Aggregate Ex USD GDP Weighted Index. Versus the index, the fund was hurt by its more-conservative positioning, including a decision to tread lightly in government-related bonds issued by fundamentally challenged countries such as Spain - where we had no exposure - and Italy. Conversely, stakes in Australian government debt and Mexican local currency bonds were a plus. At the sector level, the fund was helped by good security selection among corporate bonds, where we were overweighted defensive areas such as investment-grade utilities, industrials and non-cyclical investments in the U.K. and Europe. Exposure to a range of global currencies produced mixed results. The fund was hurt by both underweighting the euro, which rallied, and overweighting the comparatively weak U.S. dollar. However, outsized stakes in the Swedish krona, Mexican peso and Malaysian ringgit aided performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class T	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class C	1.75%
Actual		$ 1,000.00	$ 1,029.00	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
International Bond	.75%
Actual		$ 1,000.00	$ 1,035.00	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,035.00	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2012	As of June 30, 2012
European Monetary Unit	42.9%	41.4%
Japanese Yen	16.2%	19.4%
British Pound	8.2%	8.3%
Canadian Dollar	5.9%	5.0%
Malaysian Ringgit	4.3%	1.8%
Mexican Peso	3.8%	3.2%
Korean Won	3.7%	3.9%
Australian Dollar	3.4%	3.7%
Singapore Dollar	2.5%	0.6%
US Dollar	2.2%	5.5%
Other	6.9%	7.2%
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 1.8%	U.S. Government and U.S. Government Agency Obligations 3.4%
AAA 31.7%	AAA 31.7%
AA 12.5%	AA 11.6%
A 3.8%	A 12.4%
BBB 14.0%	BBB 11.2%
BB and Below 1.8%	BB and Below 3.8%
Not Rated 4.2%	Not Rated 4.0%
Short-Term Investments and Net Other Assets 30.2%	Short-Term Investments and Net Other Assets 21.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	7.1	7.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.4	5.3

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Asset Allocation (% of fund's net assets)
As of December 31, 2012 *		As of June 30, 2012 **
	Corporate Bonds 12.1%		Corporate Bonds 13.4%
	U.S. Government and U.S. Government Agency Obligations 1.8%		U.S. Government and U.S. Government Agency Obligations 3.4%
	CMOs and Other Mortgage Related Securities 2.1%		CMOs and Other Mortgage Related Securities 2.1%
	Foreign Government and Government Agency Obligations 53.5%		Foreign Government and Government Agency Obligations 59.2%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 30.2%		Short-Term Investments and Net Other Assets (Liabilities) 21.9%
* Futures and Swaps	8.1%	** Futures and Swaps	7.4%
Foreign Currency Contracts	44.7%	Foreign Currency Contracts	15.8%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.1%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)(d)		$ 20,000	$ 20,700
7% 11/1/15 (d)		20,000	21,000
TOTAL AUSTRALIA			41,700
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19 (d)		5,000	5,213
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	20,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,500
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,375
TOTAL CANADA			57,725
Cayman Islands - 0.5%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,836
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	168,935
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	214,288
TOTAL CAYMAN ISLANDS			497,059
Denmark - 0.5%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	125,000	164,300
Dong Energy A/S 5.5% 6/29/3005 (g)	EUR	55,000	76,331
TDC A/S 3.75% 3/2/22	EUR	150,000	216,175
TOTAL DENMARK			456,806
France - 0.2%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	170,796
Germany - 0.2%
Muenchener Rueckversicherungs AG 6% 5/26/41 (g)	EUR	100,000	157,808
SAP AG 2.125% 11/13/19	EUR	50,000	66,670
TOTAL GERMANY			224,478
Ireland - 0.4%
Cloverie PLC 6.625% 9/1/42 (g)	EUR	100,000	160,202
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	280,596
TOTAL IRELAND			440,798
Liberia - 0.0%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Liberia - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 3/15/18		$ 20,000	$ 22,600
7.5% 10/15/27		10,000	11,300
TOTAL LIBERIA			49,763
Luxembourg - 0.7%
Hannover Finance SA 5% 6/30/43 (g)	EUR	200,000	288,707
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	21,150
11.5% 2/4/17 pay-in-kind (g)		20,000	21,250
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	200,000	320,018
TOTAL LUXEMBOURG			672,625
Mexico - 0.2%
America Movil S.A.B. de C.V. 4.125% 10/25/19	EUR	100,000	151,702
Netherlands - 1.6%
ABN AMRO Bank NV 6.375% 4/27/21	EUR	130,000	195,879
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	208,288
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	231,578
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	253,628
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	131,428
Lanxess Finance BV 2.625% 11/21/22	EUR	100,000	133,241
LyondellBasell Industries NV 5.75% 4/15/24		10,000	11,750
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	211,444
5.25% 9/14/27	GBP	100,000	171,861
TOTAL NETHERLANDS			1,549,097
Norway - 0.3%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	231,823
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	68,530
TOTAL NORWAY			300,353
United Kingdom - 3.3%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	218,802
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	125,000	218,367
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	219,825
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	202,538
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	110,000	213,629
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Hammerson PLC 2.75% 9/26/19	EUR	100,000	$ 136,058
HSBC Bank PLC 4% 1/15/21	EUR	150,000	230,939
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	182,814
9% 2/17/22	GBP	50,000	115,179
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,388
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	200,000	330,325
6% 12/9/16	GBP	100,000	183,602
Marks & Spencer PLC 6.125% 12/2/19	GBP	50,000	92,795
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	199,989
Nationwide Building Society 6.75% 7/22/20	EUR	85,000	131,162
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	184,743
Standard Life PLC 5.5% 12/4/42 (g)	GBP	100,000	170,711
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	189,866
TOTAL UNITED KINGDOM			3,226,732
United States of America - 4.1%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)		5,000	5,075
Ally Financial, Inc.:
5.5% 2/15/17		30,000	32,025
7.5% 9/15/20		15,000	18,113
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,400
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	119,410
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,063
9.375% 12/1/17		20,000	21,950
Aon Corp. 5% 9/30/20		110,000	125,419
ARAMARK Corp. 8.5% 2/1/15		10,000	10,025
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,675
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	33,150
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,350
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,826
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,575
7% 1/15/19		18,000	19,305
7.25% 10/30/17		17,000	18,509
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 5,000	$ 5,188
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	31,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,900
CIT Group, Inc.:
5.375% 5/15/20		22,000	24,035
5.5% 2/15/19 (d)		11,000	11,990
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,338
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,175
5.25% 8/1/20		5,000	5,213
Comcast Corp. 3.125% 7/15/22		20,000	20,813
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,925
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,545
CSC Holdings LLC 8.625% 2/15/19		25,000	29,875
D.R. Horton, Inc. 4.375% 9/15/22		5,000	5,100
Dana Holding Corp. 6.5% 2/15/19		15,000	15,863
DCP Midstream LLC 4.75% 9/30/21 (d)		150,000	159,245
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,650
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,444
Discover Financial Services 3.85% 11/21/22 (d)		150,000	154,604
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)		5,000	5,550
9.875% 4/15/18 (d)		5,000	5,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,350
Duke Realty LP 6.5% 1/15/18		100,000	118,526
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,963
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,100
ERP Operating LP 4.625% 12/15/21		110,000	123,780
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
Fifth Third Bancorp 8.25% 3/1/38		100,000	142,651
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,050
7.375% 6/15/19 (d)		5,000	5,175
Ford Motor Co. 7.45% 7/16/31		10,000	12,700
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,500
Fortune Brands, Inc. 5.875% 1/15/36		110,000	127,333
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
FTI Consulting, Inc. 6.75% 10/1/20		$ 15,000	$ 16,050
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,800
GMAC LLC 8% 11/1/31		15,000	19,013
GrafTech International Ltd. 6.375% 11/15/20 (d)		5,000	5,175
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,425
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	17,138
HealthSouth Corp.:
5.75% 11/1/24		15,000	15,225
7.25% 10/1/18		14,000	15,190
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,388
IAC/InterActiveCorp 4.75% 12/15/22 (d)		10,000	10,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,653
8% 1/15/18		18,000	19,328
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,737
8.625% 9/15/15		20,000	22,450
8.625% 1/15/22		15,000	18,525
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,150
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,900
KB Home 7.5% 9/15/22		5,000	5,463
Kraft Foods, Inc. 5.375% 2/10/20		100,000	120,624
Liberty Property LP 3.375% 6/15/23		78,000	77,084
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,800
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	20,378
6.75% 10/1/20 (d)		5,000	5,100
7.625% 1/15/17		20,000	21,400
Mirant Americas Generation LLC 9.125% 5/1/31		10,000	11,000
Mylan, Inc. 6% 11/15/18 (d)		10,000	11,044
NBCUniversal Media LLC 4.375% 4/1/21		110,000	123,447
NCR Corp. 4.625% 2/15/21 (d)		5,000	5,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,975
7.75% 10/15/18		15,000	16,688
NiSource Finance Corp.:
4.45% 12/1/21		110,000	120,331
5.25% 2/15/43		100,000	105,542
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	16,050
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,900
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Oil States International, Inc.:
5.125% 1/15/23 (d)		$ 5,000	$ 5,069
6.5% 6/1/19		25,000	26,625
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,463
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,850
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	32,700
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	16,425
Prudential Financial, Inc. 4.5% 11/16/21		120,000	134,817
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,534
Regions Financial Corp. 7.75% 11/10/14		110,000	121,968
Reynolds American, Inc. 3.25% 11/1/22		150,000	150,498
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,175
9.875% 8/15/19		5,000	5,350
Rite Aid Corp.:
9.25% 3/15/20		30,000	31,800
9.5% 6/15/17		20,000	20,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,188
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,250
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,263
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,250
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,400
8.125% 9/15/19 (d)		10,000	11,150
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,750
Sprint Nextel Corp.:
6% 12/1/16		15,000	16,313
7% 3/1/20 (d)		20,000	23,250
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,200
8.375% 1/15/21		20,000	23,350
10.75% 9/15/16		20,000	24,850
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,300
7.625% 3/15/20		30,000	33,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		5,000	5,163
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,331
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Tesoro Corp.:
4.25% 10/1/17		$ 5,000	$ 5,175
5.375% 10/1/22		5,000	5,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,225
The AES Corp.:
7.375% 7/1/21		17,000	18,870
7.75% 10/15/15		16,000	17,960
8% 10/15/17		16,000	18,480
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		10,000	10,325
United Technologies Corp. 3.1% 6/1/22		100,000	105,778
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,488
8.5% 5/15/21 (d)		30,000	30,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,363
6.5% 7/15/16 (d)		5,000	5,256
6.875% 12/1/18 (d)		10,000	10,775
Verizon Communications, Inc. 3.5% 11/1/21		120,000	131,142
VPI Escrow Corp. 6.375% 10/15/20 (d)		5,000	5,319
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,625
TOTAL UNITED STATES OF AMERICA			4,085,963
TOTAL NONCONVERTIBLE BONDS (Cost $11,286,389)			11,930,810
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	535,550
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		400,000	464,263
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	263,180
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		$ 500,000	$ 571,952
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)		225,000	262,163
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,002,637)			2,097,108
U.S. Government and Government Agency Obligations - 1.8%

U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (f)		532,334	582,416
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds 2.75% 11/15/42		610,000	585,257
U.S. Treasury Notes 1.625% 11/15/22		596,000	588,882
TOTAL U.S. TREASURY OBLIGATIONS			1,174,139
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,746,319)			1,756,555
Foreign Government and Government Agency Obligations - 53.5%

Australia - 8.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	4,900,000	5,225,064
5.5% 4/21/23	AUD	2,065,000	2,557,196
5.75% 7/15/22	AUD	424,000	530,873
TOTAL AUSTRALIA			8,313,133
Canada - 8.7%
Canadian Government:
1% 2/1/15	CAD	140,000	140,334
1.5% 3/1/17	CAD	750,000	758,294
2.75% 6/1/22	CAD	1,780,000	1,936,222
4% 6/1/41	CAD	288,000	386,919
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - continued
Canadian Government: - continued
5.75% 6/1/33	CAD	200,000	$ 312,166
Canadian Government Treasury Bills 0.9918% to 1.0526% 1/31/13 to 3/28/13	CAD	5,030,000	5,049,281
TOTAL CANADA			8,583,216
France - 3.2%
French Government:
OAT:
3% 4/25/22	EUR	1,240,000	1,795,905
4.5% 4/25/41	EUR	180,000	306,260
5.5% 4/25/29	EUR	200,000	365,837
2.25% 10/25/22	EUR	525,000	708,061
TOTAL FRANCE			3,176,063
Germany - 3.3%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	441,296	611,980
1.5% 9/4/22	EUR	650,000	872,907
1.75% 7/4/22	EUR	525,000	721,886
2.5% 7/4/44	EUR	290,000	412,547
3.5% 7/4/19	EUR	100,000	155,911
4.75% 7/4/34	EUR	250,000	483,514
TOTAL GERMANY			3,258,745
Italy - 1.8%
Buoni Poliennali Del Tes:
5.5% 9/1/22	EUR	270,000	386,633
5.5% 11/1/22	EUR	735,000	1,048,868
Italian Republic 5% 9/1/40	EUR	280,000	369,393
TOTAL ITALY			1,804,894
Japan - 4.7%
Japan Government:
0.8% 6/20/22	JPY	14,700,000	170,412
0.8% 9/20/22	JPY	64,350,000	746,190
0.9% 3/20/22	JPY	219,250,000	2,571,975
1.7% 3/20/32	JPY	80,250,000	924,439
2% 3/20/42	JPY	17,000,000	198,110
TOTAL JAPAN			4,611,126
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 2.6%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	$ 2,190,347
4.25% 6/10/21	KRW	343,800,000	349,111
TOTAL KOREA (SOUTH)			2,539,458
Malaysia - 2.9%
Malaysian Government:
3.314% 10/31/17	MYR	6,580,000	2,157,431
3.418% 8/15/22	MYR	2,200,000	712,950
TOTAL MALAYSIA			2,870,381
Mexico - 4.8%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	510,414
6.5% 6/9/22	MXN	14,640,000	1,226,447
7.5% 6/3/27	MXN	9,320,000	840,721
7.75% 12/14/17	MXN	14,850,000	1,280,488
8.5% 5/31/29	MXN	9,000,000	877,885
TOTAL MEXICO			4,735,955
Netherlands - 2.2%
Dutch Government:
2.25% 7/15/22	EUR	700,000	985,740
4.5% 7/15/17	EUR	750,000	1,169,922
TOTAL NETHERLANDS			2,155,662
Singapore - 2.4%
Republic of Singapore:
3% 9/1/24	SGD	1,430,000	1,345,168
3.25% 9/1/20	SGD	1,080,000	1,023,310
TOTAL SINGAPORE			2,368,478
South Africa - 0.9%
South African Republic:
6.75% 3/31/21	ZAR	2,700,000	325,911
7.75% 2/28/23	ZAR	1,800,000	227,411
10.5% 12/21/26	ZAR	2,210,000	334,179
TOTAL SOUTH AFRICA			887,501
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Sweden - 2.3%
Swedish Kingdom 3.75% 8/12/17	SEK	13,000,000	$ 2,246,066
United Kingdom - 5.3%
United Kingdom, Great Britain and Northern Ireland:
0.3% 5/7/13	GBP	1,600,000	2,595,697
1.75% 1/22/17	GBP	450,000	762,143
4% 3/7/22	GBP	640,000	1,246,538
4.25% 6/7/32	GBP	120,000	240,666
4.5% 12/7/42	GBP	220,000	455,619
TOTAL UNITED KINGDOM			5,300,663
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,436,837)			52,851,341
Preferred Securities - 0.3%

Germany - 0.1%
RWE AG 4.625% (e)(g)	60,000	81,561
United Kingdom - 0.2%
Scottish & Southern Energy PLC 5.625% (e)(g)	150,000	212,913
TOTAL PREFERRED SECURITIES (Cost $270,368)		294,474
Money Market Funds - 16.2%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $16,074,312)	16,074,312	16,074,312
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5-Year Series 18 Index expiring December 2017, exercise rate 1.20%	2/20/13	EUR	1,100,000	$ 6,305
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.10%	1/16/13		4,750,000	2,016
TOTAL PURCHASED SWAPTIONS (Cost $23,843)				8,321
TOTAL INVESTMENT PORTFOLIO - 86.0% (Cost $82,840,705)	85,012,921
NET OTHER ASSETS (LIABILITIES) - 14.0%	13,794,444
NET ASSETS - 100%	$ 98,807,365
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bund Index Contracts (Germany)	March 2013	$ 1,730,138	$ 3,676
2 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2013	386,359	924
TOTAL PURCHASED		2,116,497	4,600
Sold
Bond Index Contracts
4 Eurex Euro-Bobl Index Contracts (Germany)	674,864	(4,703)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
23 CBOT 10-Year U.S. Treasury Note Contracts	March 2013	$ 3,053,969	$ 9,137
16 CBOT 5-Year U.S. Treasury Note Contracts	March 2013	1,990,625	(1,656)
7 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	1,138,156	18,630
TOTAL TREASURY CONTRACTS		6,182,750	26,111
TOTAL SOLD		6,857,614	21,408
		$ 8,974,111	$ 26,008

The face value of futures purchased as a percentage of net assets is 2.1%

The face value of futures sold as a percentage of net assets is 6.9%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/2/13	AUD	Deutsche Bank AG	Buy	1,215,466	$ 1,261,897	304
1/2/13	CAD	Deutsche Bank AG	Buy	938,275	941,838	1,436
1/2/13	EUR	Deutsche Bank AG	Buy	1,160,000	1,534,332	(3,190)
1/2/13	MXN	Deutsche Bank AG	Buy	17,408,100	1,339,620	7,099
1/3/13	MYR	JPMorgan Chase Bank	Buy	5,028,600	1,644,139	269
1/3/13	SGD	Deutsche Bank AG	Buy	1,707,121	1,395,738	1,766
1/3/13	ZAR	Deutsche Bank AG	Buy	4,172,611	490,820	1,378
1/17/13	AUD	Barclays Bank PLC, London	Buy	54,000	56,808	(806)
1/17/13	AUD	Citibank NA	Sell	4,315,000	4,505,011	30,044
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	AUD	Credit Suisse Intl.	Buy	386,000	$ 400,533	$ (223)
1/17/13	AUD	Deutsche Bank AG	Buy	189,000	195,556	450
1/17/13	AUD	Deutsche Bank AG	Sell	407,163	427,772	5,515
1/17/13	AUD	Deutsche Bank AG	Sell	1,111,000	1,152,118	(69)
1/17/13	AUD	JPMorgan Chase Bank	Buy	379,000	392,357	693
1/17/13	CAD	Barclays Bank PLC, London	Buy	50,000	50,773	(525)
1/17/13	CAD	Barclays Bank PLC, London	Buy	98,000	98,475	11
1/17/13	CAD	Barclays Bank PLC, London	Buy	677,000	682,805	(2,449)
1/17/13	CAD	Barclays Bank PLC, London	Sell	28,000	28,161	22
1/17/13	CAD	Citibank NA	Buy	619,000	626,609	(4,540)
1/17/13	CAD	Credit Suisse Intl.	Buy	20,806	20,949	(40)
1/17/13	CAD	Credit Suisse Intl.	Buy	223,000	224,281	(175)
1/17/13	CAD	Credit Suisse Intl.	Buy	581,000	583,820	60
1/17/13	CAD	Credit Suisse Intl.	Sell	4,323,000	4,353,794	9,362
1/17/13	CAD	Deutsche Bank AG	Buy	83,000	83,469	(58)
1/17/13	CAD	Deutsche Bank AG	Buy	124,000	124,383	231
1/17/13	CAD	Deutsche Bank AG	Sell	859,000	861,989	(1,270)
1/17/13	CAD	JPMorgan Chase Bank	Buy	248,000	249,407	(177)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CHF	Barclays Bank PLC, London	Buy	37,000	$ 39,967	$ 500
1/17/13	CHF	Barclays Bank PLC, London	Buy	190,000	207,669	134
1/17/13	CHF	Barclays Bank PLC, London	Buy	922,000	991,966	16,425
1/17/13	CHF	Credit Suisse Intl.	Buy	130,000	142,332	(151)
1/17/13	CHF	Deutsche Bank AG	Buy	46,000	50,357	(47)
1/17/13	CHF	Deutsche Bank AG	Buy	88,000	96,622	(376)
1/17/13	CLP	Barclays Bank PLC, London	Buy	33,891,000	69,972	627
1/17/13	CLP	Credit Suisse Intl.	Buy	39,400,000	82,358	(283)
1/17/13	CZK	Barclays Bank PLC, London	Sell	1,225,000	64,567	113
1/17/13	CZK	Deutsche Bank AG	Sell	135,600	7,128	(7)
1/17/13	CZK	Deutsche Bank AG	Sell	288,000	15,163	10
1/17/13	CZK	JPMorgan Chase Bank	Sell	5,570,000	284,985	(8,085)
1/17/13	DKK	Barclays Bank PLC, London	Sell	241,000	42,057	(592)
1/17/13	DKK	Credit Suisse Intl.	Buy	3,200,000	556,806	9,482
1/17/13	DKK	Deutsche Bank AG	Buy	609,000	107,853	(81)
1/17/13	DKK	Deutsche Bank AG	Buy	845,000	150,053	(518)
1/17/13	EUR	Barclays Bank PLC, London	Buy	54,000	71,109	179
1/17/13	EUR	Barclays Bank PLC, London	Buy	156,000	206,111	(168)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	EUR	Barclays Bank PLC, London	Buy	554,000	$ 733,909	$ (2,546)
1/17/13	EUR	Barclays Bank PLC, London	Buy	699,000	924,425	(1,641)
1/17/13	EUR	Barclays Bank PLC, London	Sell	1,076,000	1,400,089	(20,391)
1/17/13	EUR	Citibank NA	Buy	10,766,000	13,949,722	263,001
1/17/13	EUR	Credit Suisse Intl.	Buy	51,000	66,298	1,029
1/17/13	EUR	Credit Suisse Intl.	Buy	153,000	200,095	1,888
1/17/13	EUR	Credit Suisse Intl.	Buy	2,508,000	3,313,758	(2,824)
1/17/13	EUR	Deutsche Bank AG	Buy	75,000	98,131	880
1/17/13	EUR	Deutsche Bank AG	Buy	346,000	459,246	(2,474)
1/17/13	EUR	Deutsche Bank AG	Buy	458,000	606,729	(2,100)
1/17/13	EUR	Deutsche Bank AG	Buy	640,000	831,274	13,622
1/17/13	EUR	Deutsche Bank AG	Buy	1,227,000	1,619,845	(22)
1/17/13	EUR	Deutsche Bank AG	Buy	3,456,000	4,559,985	2,450
1/17/13	EUR	Deutsche Bank AG	Sell	734,000	970,987	1,997
1/17/13	EUR	JPMorgan Chase Bank	Buy	47,000	61,478	569
1/17/13	EUR	JPMorgan Chase Bank	Buy	1,425,000	1,885,658	(4,446)
1/17/13	GBP	Barclays Bank PLC, London	Buy	43,000	69,861	(13)
1/17/13	GBP	Barclays Bank PLC, London	Buy	85,000	136,917	1,154
1/17/13	GBP	Barclays Bank PLC, London	Buy	108,000	174,630	802
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	$ 160,250	$ (2,187)
1/17/13	GBP	Barclays Bank PLC, London	Sell	200,000	319,372	(5,503)
1/17/13	GBP	Credit Suisse Intl.	Buy	50,000	80,470	749
1/17/13	GBP	Credit Suisse Intl.	Buy	420,000	675,657	6,580
1/17/13	GBP	Deutsche Bank AG	Buy	44,000	71,642	(169)
1/17/13	GBP	Deutsche Bank AG	Buy	60,000	96,919	544
1/17/13	GBP	Deutsche Bank AG	Buy	75,000	121,077	751
1/17/13	GBP	Deutsche Bank AG	Buy	191,000	310,365	(109)
1/17/13	GBP	Deutsche Bank AG	Sell	130,000	209,574	(1,594)
1/17/13	GBP	JPMorgan Chase Bank	Buy	220,000	354,995	2,368
1/17/13	GBP	JPMorgan Chase Bank	Buy	438,000	711,804	(328)
1/17/13	GBP	JPMorgan Chase Bank	Buy	532,000	858,010	6,158
1/17/13	GBP	JPMorgan Chase Bank	Sell	2,416,000	3,871,285	(53,205)
1/17/13	JPY	Barclays Bank PLC, London	Buy	7,050,000	83,933	(2,545)
1/17/13	JPY	Barclays Bank PLC, London	Buy	22,300,000	259,122	(1,682)
1/17/13	JPY	Barclays Bank PLC, London	Buy	25,450,000	308,751	(14,946)
1/17/13	JPY	Barclays Bank PLC, London	Buy	28,000,000	325,461	(2,218)
1/17/13	JPY	Barclays Bank PLC, London	Buy	52,950,000	611,497	(221)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	JPY	Citibank NA	Sell	33,800,000	$ 410,349	$ 20,148
1/17/13	JPY	Credit Suisse Intl.	Sell	20,624,517	250,788	12,690
1/17/13	JPY	Deutsche Bank AG	Buy	5,100,000	62,317	(3,440)
1/17/13	JPY	Deutsche Bank AG	Buy	11,500,000	136,539	(3,778)
1/17/13	JPY	Deutsche Bank AG	Buy	13,950,000	162,094	(1,050)
1/17/13	JPY	Deutsche Bank AG	Buy	18,150,000	211,614	(2,083)
1/17/13	JPY	Deutsche Bank AG	Buy	140,150,000	1,653,590	(35,642)
1/17/13	JPY	Deutsche Bank AG	Buy	196,850,000	2,279,916	(7,401)
1/17/13	JPY	Deutsche Bank AG	Buy	459,800,000	5,602,296	(294,185)
1/17/13	JPY	JPMorgan Chase Bank	Buy	56,450,000	659,675	(7,994)
1/17/13	KRW	Credit Suisse Intl.	Buy	57,700,000	53,800	448
1/17/13	KRW	Credit Suisse Intl.	Buy	246,200,000	229,343	2,124
1/17/13	KRW	Credit Suisse Intl.	Buy	433,400,000	406,186	1,280
1/17/13	KRW	Deutsche Bank AG	Buy	120,900,000	113,202	463
1/17/13	KRW	JPMorgan Chase Bank	Buy	454,500,000	422,673	4,630
1/17/13	KRW	JPMorgan Chase Bank	Sell	166,600,000	152,900	(3,731)
1/17/13	MXN	Barclays Bank PLC, London	Buy	2,240,000	171,958	1,052
1/17/13	MXN	Credit Suisse Intl.	Sell	11,557,000	886,555	(6,067)
1/17/13	MXN	Deutsche Bank AG	Buy	721,000	55,346	342
1/17/13	MXN	Deutsche Bank AG	Buy	6,352,000	488,428	2,179
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	MXN	Deutsche Bank AG	Sell	15,739,000	$ 1,209,851	$ (5,773)
1/17/13	MXN	JPMorgan Chase Bank	Buy	5,061,000	389,294	1,600
1/17/13	MYR	Barclays Bank PLC, London	Sell	486,381	159,313	260
1/17/13	MYR	Citibank NA	Buy	1,867,000	611,329	(800)
1/17/13	MYR	Credit Suisse Intl.	Buy	498,000	162,347	504
1/17/13	MYR	Deutsche Bank AG	Buy	240,000	78,329	154
1/17/13	MYR	Deutsche Bank AG	Buy	1,008,000	329,735	(108)
1/17/13	MYR	JPMorgan Chase Bank	Buy	1,014,000	330,562	1,027
1/17/13	NOK	Barclays Bank PLC, London	Buy	1,181,000	207,431	4,927
1/17/13	NOK	Deutsche Bank AG	Buy	260,000	46,705	46
1/17/13	NOK	Deutsche Bank AG	Buy	356,000	63,780	233
1/17/13	NZD	Deutsche Bank AG	Buy	85,000	69,437	727
1/17/13	NZD	JPMorgan Chase Bank	Buy	71,000	58,499	109
1/17/13	NZD	JPMorgan Chase Bank	Buy	257,000	210,799	1,344
1/17/13	PLN	Citibank NA	Buy	2,911,000	919,021	19,705
1/17/13	PLN	Deutsche Bank AG	Buy	169,000	54,665	(166)
1/17/13	PLN	Deutsche Bank AG	Buy	320,000	103,560	(367)
1/17/13	PLN	Deutsche Bank AG	Buy	672,000	215,676	1,027
1/17/13	PLN	Deutsche Bank AG	Sell	564,000	177,133	(4,743)
1/17/13	SEK	Barclays Bank PLC, London	Buy	288,000	43,588	680
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	SEK	Barclays Bank PLC, London	Buy	1,457,000	$ 223,771	$ 181
1/17/13	SEK	Credit Suisse Intl.	Sell	9,253,000	1,383,063	(39,194)
1/17/13	SEK	Deutsche Bank AG	Buy	393,000	60,471	(64)
1/17/13	SEK	Deutsche Bank AG	Buy	1,393,000	214,011	104
1/17/13	SGD	Barclays Bank PLC, London	Buy	404,000	330,799	(85)
1/17/13	SGD	Barclays Bank PLC, London	Sell	1,204,043	983,797	(1,833)
1/17/13	SGD	Deutsche Bank AG	Buy	45,000	36,801	36
1/17/13	SGD	Deutsche Bank AG	Buy	133,000	108,684	190
1/17/13	SGD	Deutsche Bank AG	Buy	370,000	303,034	(152)
1/17/13	SGD	Deutsche Bank AG	Sell	1,612,000	1,317,889	(1,694)
1/17/13	SGD	JPMorgan Chase Bank	Buy	1,962,000	1,605,026	1,067
1/17/13	TRY	Barclays Bank PLC, London	Buy	540,000	299,755	2,206
1/17/13	TRY	Citibank NA	Buy	539,000	299,126	2,276
1/17/13	TRY	Deutsche Bank AG	Buy	49,000	27,361	40
1/17/13	TRY	Deutsche Bank AG	Buy	94,000	52,354	209
1/17/13	TRY	Deutsche Bank AG	Buy	198,000	110,636	83
1/17/13	TRY	JPMorgan Chase Bank	Buy	235,000	130,355	1,054
1/17/13	ZAR	Barclays Bank PLC, London	Buy	384,000	43,234	1,952
1/17/13	ZAR	Citibank NA	Buy	2,742,000	321,783	871
1/17/13	ZAR	Citibank NA	Sell	2,659,000	305,073	(7,814)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	ZAR	Deutsche Bank AG	Buy	26,322	$ 3,080	$ 17
1/17/13	ZAR	Deutsche Bank AG	Buy	532,000	62,714	(113)
1/17/13	ZAR	Deutsche Bank AG	Buy	1,049,000	123,021	416
1/17/13	ZAR	Deutsche Bank AG	Sell	4,172,611	489,812	(1,183)
						$ (95,401)

For the period, the average contract value for foreign currency contracts was $72,790,511. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	$ 16,436	$ (24,526)	$ (8,090)
PPR SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	250,000	1,671	(3,799)	(2,128)
Societe Generale		Dec. 2017	JPMorgan Chase Bank	(1%)	EUR	450,000	17,337	(37,315)	(19,978)
WPP Group PLC		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	110,000	(626)	136	(490)
TOTAL BUY PROTECTION							34,818	(65,504)	(30,686)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2017	JPMorgan Chase Bank	1%	EUR	110,000	(2,559)	3,196	637
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Citibank NA	1%	EUR	1,500,000	(16,396)	16,396	0
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Credit Suisse Intl.	1%	EUR	1,900,000	(20,236)	14,344	(5,892)
TOTAL SELL PROTECTION							(39,191)	33,936	(5,255)
TOTAL CREDIT DEFAULT SWAPS							$ (4,373)	$ (31,568)	$ (35,941)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,144 or 0.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $136,084.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,402
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,930,810	$ -	$ 11,930,810	$ -
Commercial Mortgage Securities	2,097,108	-	2,097,108	-
U.S. Government and Government Agency Obligations	1,756,555	-	1,756,555	-
Foreign Government and Government Agency Obligations	52,851,341	-	52,851,341	-
Preferred Securities	294,474	-	294,474	-
Money Market Funds	16,074,312	16,074,312	-	-
Purchased Swaptions	8,321	-	8,321	-
Total Investments in Securities:	$ 85,012,921	$ 16,074,312	$ 68,938,609	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 479,053	$ -	$ 479,053	$ -
Futures Contracts	32,367	32,367	-	-
Swap Agreements	35,444	-	35,444	-
Total Assets	$ 546,864	$ 32,367	$ 514,497	$ -
Liabilities
Foreign Currency Contracts	$ (574,454)	$ -	$ (574,454)	$ -
Futures Contracts	(6,359)	(6,359)	-	-
Swap Agreements	(39,817)	-	(39,817)	-
Total Liabilities	$ (620,630)	$ (6,359)	$ (614,271)	$ -
Total Other Derivative Instruments:	$ (73,766)	$ 26,008	$ (99,774)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (d)	$ 35,444	$ (39,817)
Purchased Options (c)	8,321	-
Total Credit Risk	43,765	(39,817)
Foreign Exchange Risk
Foreign Currency Contracts (a)	479,053	(574,454)
Interest Rate Risk
Futures Contracts (b)	32,367	(6,359)
Total Value of Derivatives	$ 555,185	$ (620,630)
(a) Value is disclosed on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(d) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $66,766,393)	$ 68,938,609
Fidelity Central Funds (cost $16,074,312)	16,074,312
Total Investments (cost $82,840,705)		$ 85,012,921
Cash		8,182,333
Foreign currency held at value (cost $242,612)		243,496
Unrealized appreciation on foreign currency contracts		479,053
Receivable for swap agreements		29,478
Receivable for fund shares sold		21,873,985
Interest receivable		565,690
Distributions receivable from Fidelity Central Funds		760
Receivable for daily variation margin on futures contracts		10,896
Swap agreements, at value		35,444
Prepaid expenses		29,111
Receivable from investment adviser for expense reductions		33,157
Total assets		116,496,324

Liabilities
Payable for investments purchased	$ 10,024,375
Unrealized depreciation on foreign currency contracts	574,454
Payable for swap agreements	15,331
Payable for fund shares redeemed	6,911,570
Swap agreements, at value	39,817
Accrued management fee	30,098
Distribution and service plan fees payable	3,477
Other affiliated payables	6,937
Other payables and accrued expenses	82,900
Total liabilities		17,688,959

Net Assets		$ 98,807,365
Net Assets consist of:
Paid in capital		$ 97,837,354
Undistributed net investment income		103,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,192,220)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,058,247
Net Assets		$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,768,303 ÷ 271,487 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.62
Class T: Net Asset Value and redemption price per share ($2,826,605 ÷ 277,204 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.62
Class C: Net Asset Value and offering price per share ($2,796,708 ÷ 274,337 shares)A	$ 10.19

International Bond: Net Asset Value, offering price and redemption price per share ($87,752,187 ÷ 8,605,054 shares)	$ 10.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,663,562 ÷ 261,194 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to December 31, 2012

Investment Income
Interest		$ 816,397
Income from Fidelity Central Funds		3,402
Income before foreign taxes withheld		819,799
Less foreign taxes withheld		(3,591)
Total income		816,208

Expenses
Management fee	$ 196,704
Transfer agent fees	28,210
Distribution and service plan fees	24,166
Accounting fees and expenses	18,029
Custodian fees and expenses	7,097
Independent trustees' compensation	116
Registration fees	65,686
Audit	129,159
Legal	73
Miscellaneous	674
Total expenses before reductions	469,914
Expense reductions	(184,220)	285,694
Net investment income (loss)		530,514
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	246,143
Foreign currency transactions	(302,764)
Futures contracts	(109,076)
Swap agreements	(94,277)
Total net realized gain (loss)		(259,974)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,172,216
Assets and liabilities in foreign currencies	(104,036)
Futures contracts	26,008
Swap agreements	(35,941)
Total change in net unrealized appreciation (depreciation)		2,058,247
Net gain (loss)		1,798,273
Net increase (decrease) in net assets resulting from operations		$ 2,328,787

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 530,514
Net realized gain (loss)	(259,974)
Change in net unrealized appreciation (depreciation)	2,058,247
Net increase (decrease) in net assets resulting from operations	2,328,787
Distributions to shareholders from net investment income	(529,263)
Distributions to shareholders from net realized gain	(829,513)
Total distributions	(1,358,776)
Share transactions - net increase (decrease)	97,837,354
Total increase (decrease) in net assets	98,807,365

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $103,984)	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.083
Net realized and unrealized gain (loss)	.334
Total from investment operations	.417
Distributions from net investment income	(.080)
Distributions from net realized gain	(.137)
Total distributions	(.217)
Net asset value, end of period	$ 10.20
Total Return B,C,D	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.60% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,768
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.083
Net realized and unrealized gain (loss)	.334
Total from investment operations	.417
Distributions from net investment income	(.080)
Distributions from net realized gain	(.137)
Total distributions	(.217)
Net asset value, end of period	$ 10.20
Total Return B,C,D	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,827
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.036
Net realized and unrealized gain (loss)	.326
Total from investment operations	.362
Distributions from net investment income	(.035)
Distributions from net realized gain	(.137)
Total distributions	(.172)
Net asset value, end of period	$ 10.19
Total Return B,C,D	3.62%
Ratios to Average Net Assets F,I
Expenses before reductions	2.35% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Bond

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099
Net realized and unrealized gain (loss)	.333
Total from investment operations	.432
Distributions from net investment income	(.095)
Distributions from net realized gain	(.137)
Total distributions	(.232)
Net asset value, end of period	$ 10.20
Total Return B,C	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.26% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,752
Portfolio turnover rate F	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099
Net realized and unrealized gain (loss)	.333
Total from investment operations	.432
Distributions from net investment income	(.095)
Distributions from net realized gain	(.137)
Total distributions	(.232)
Net asset value, end of period	$ 10.20
Total Return B,C	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,664
Portfolio turnover rate F	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.
Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded on the ex-dividend date. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,188,008
Gross unrealized depreciation	(1,021,588)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,166,420

Tax Cost	$ 82,846,501

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 174,241
Capital loss carryforward	$ (39,291)
Net unrealized appreciation (depreciation)	$ 2,154,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (39,291)

At December 31, 2012, the Fund was required to defer approximately $1,292,451 of losses on futures contracts.

The tax character of distributions paid was as follows:

December 31, 2012
Ordinary Income	$ 1,358,776

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - contined

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - contined

Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (94,277)	$ (35,941)
Purchase Options (a)	(10,410)	(15,522)
Total Credit Risk	(104,687)	(51,463)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(361,286)	(95,401)
Interest Rate Risk
Futures Contracts (a)	(109,076)	26,008
Totals	$ (575,049)	$ (120,856)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investment and is representative of activity for the period.

(b) A summary of the value of foreign currency contacts by primary risk exposure as of period end, as well as average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Annual Report

4. Derivative Instruments - continued

Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $83,441,864 and $25,860,613, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,994	$ 3,908
Class T	-%	.25%	3,983	3,892
Class C	.75%	.25%	16,189	16,133
			$ 24,166	$ 23,933

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 457
Class T	13
$ 470

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,498.16
Class T	2,440.15
Class C	2,526.16
International Bond	18,405.06
Institutional Class	2,341.15
	$ 28,210

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ 9,604
Class T	1.00%	9,537
Class C	1.75%	9,689
International Bond	.75%	146,064
Institutional Class	.75%	9,303
		$ 184,197

Annual Report

7. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012 A
From net investment income
Class A	$ 20,887
Class T	20,828
Class C	9,298
International Bond	454,379
Institutional Class	23,871
Total	$ 529,263
From net realized gain
Class A	$ 36,588
Class T	36,449
Class C	37,021
International Bond	684,900
Institutional Class	34,555
Total	$ 829,513

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Years ended December 31,	2012 A	2012 A
Class A
Shares sold	266,559	$ 2,670,421
Reinvestment of distributions	5,504	56,287
Shares redeemed	(576)	(5,989)
Net increase (decrease)	271,487	$ 2,720,719
Class T
Shares sold	271,604	$ 2,722,970
Reinvestment of distributions	5,601	57,277
Shares redeemed	(1)	(15)
Net increase (decrease)	277,204	$ 2,780,232

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares	Dollars
Years ended December 31,	2012 A	2012 A
Class C
Shares sold	269,813	$ 2,702,420
Reinvestment of distributions	4,527	46,258
Shares redeemed	(3)	(30)
Net increase (decrease)	274,337	$ 2,748,648
International Bond
Shares sold	9,352,055	$ 94,597,632
Reinvestment of distributions	109,359	1,118,473
Shares redeemed	(856,360)	(8,742,874)
Net increase (decrease)	8,605,054	$ 86,973,231
Institutional Class
Shares sold	255,482	$ 2,556,098
Reinvestment of distributions	5,712	58,426
Net increase (decrease)	261,194	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period of May 22, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor International Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/19/13	02/15/13	$0.016
Class T	02/19/13	02/15/13	$0.016
Class C	02/19/13	02/15/13	$0.016

The fund designates $133,732 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZ-UANN-0213
1.939020.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Institutional Class

Annual Report

December 31, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor® International Bond Fund - Institutional Class's cumulative total return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Bond Fund - Institutional Class on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets saw solid gains for the year ending December 31, 2012, as higher-risk assets rallied on central bank efforts to sustain debt-plagued Europe. Global bonds rose 6.89% for the period, according to the Barclays® Global Aggregate GDP Weighted Index, which measures the performance of the global investment-grade fixed-rate bond market by factoring in country weightings based on a nation's gross domestic product (GDP). Most gains came in the year's second half, after European Central Bank officials pledged to do "whatever it takes" to prevent the eurozone's collapse, and England, Japan and the U.S. continued their monetary easings. Within the index, fundamentally riskier bonds rallied most, led by Eastern Europe, Middle East and Africa (EMEA), and Latin America, which rose about 17% and 15%, respectively, while Asia emerging markets (+12%) and Europe (+13%) posted impressive gains as well. Australia/New Zealand (+9%) outpaced the market, as investors also sought high-quality yield from countries outside of debt-plagued Europe. Elsewhere for the year, U.S. bonds rose 4%, while Canada added 6%. Conversely, Japan (-9%) suffered as the country's fiscal profile worsened despite new leadership. Among sectors, corporate bonds posted a solid 12% gain, while government-related securities advanced 8% and Treasuries rose 5%. Lower-quality and longer-maturity debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® International Bond Fund: From the fund's inception on May 22, 2012, through December 31, 2012, its Institutional Class shares returned 4.32%, undeperforming the 6.43% gain of its benchmark, the Barclays® Global Aggregate Ex USD GDP Weighted Index. Versus the index, the fund was hurt by its more-conservative positioning, including a decision to tread lightly in government-related bonds issued by fundamentally challenged countries such as Spain - where we had no exposure - and Italy. Conversely, stakes in Australian government debt and Mexican local currency bonds were a plus. At the sector level, the fund was helped by good security selection among corporate bonds, where we were overweighted defensive areas such as investment-grade utilities, industrials and non-cyclical investments in the U.K. and Europe. Exposure to a range of global currencies produced mixed results. The fund was hurt by both underweighting the euro, which rallied, and overweighting the comparatively weak U.S. dollar. However, outsized stakes in the Swedish krona, Mexican peso and Malaysian ringgit aided performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class T	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class C	1.75%
Actual		$ 1,000.00	$ 1,029.00	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
International Bond	.75%
Actual		$ 1,000.00	$ 1,035.00	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,035.00	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2012	As of June 30, 2012
European Monetary Unit	42.9%	41.4%
Japanese Yen	16.2%	19.4%
British Pound	8.2%	8.3%
Canadian Dollar	5.9%	5.0%
Malaysian Ringgit	4.3%	1.8%
Mexican Peso	3.8%	3.2%
Korean Won	3.7%	3.9%
Australian Dollar	3.4%	3.7%
Singapore Dollar	2.5%	0.6%
US Dollar	2.2%	5.5%
Other	6.9%	7.2%
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 1.8%	U.S. Government and U.S. Government Agency Obligations 3.4%
AAA 31.7%	AAA 31.7%
AA 12.5%	AA 11.6%
A 3.8%	A 12.4%
BBB 14.0%	BBB 11.2%
BB and Below 1.8%	BB and Below 3.8%
Not Rated 4.2%	Not Rated 4.0%
Short-Term Investments and Net Other Assets 30.2%	Short-Term Investments and Net Other Assets 21.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	7.1	7.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.4	5.3

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Asset Allocation (% of fund's net assets)
As of December 31, 2012 *		As of June 30, 2012 **
	Corporate Bonds 12.1%		Corporate Bonds 13.4%
	U.S. Government and U.S. Government Agency Obligations 1.8%		U.S. Government and U.S. Government Agency Obligations 3.4%
	CMOs and Other Mortgage Related Securities 2.1%		CMOs and Other Mortgage Related Securities 2.1%
	Foreign Government and Government Agency Obligations 53.5%		Foreign Government and Government Agency Obligations 59.2%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 30.2%		Short-Term Investments and Net Other Assets (Liabilities) 21.9%
* Futures and Swaps	8.1%	** Futures and Swaps	7.4%
Foreign Currency Contracts	44.7%	Foreign Currency Contracts	15.8%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.1%
		Principal Amount (b)	Value
Australia - 0.0%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)(d)		$ 20,000	$ 20,700
7% 11/1/15 (d)		20,000	21,000
TOTAL AUSTRALIA			41,700
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19 (d)		5,000	5,213
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	20,850
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,500
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,375
TOTAL CANADA			57,725
Cayman Islands - 0.5%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,836
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	168,935
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	214,288
TOTAL CAYMAN ISLANDS			497,059
Denmark - 0.5%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	125,000	164,300
Dong Energy A/S 5.5% 6/29/3005 (g)	EUR	55,000	76,331
TDC A/S 3.75% 3/2/22	EUR	150,000	216,175
TOTAL DENMARK			456,806
France - 0.2%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	170,796
Germany - 0.2%
Muenchener Rueckversicherungs AG 6% 5/26/41 (g)	EUR	100,000	157,808
SAP AG 2.125% 11/13/19	EUR	50,000	66,670
TOTAL GERMANY			224,478
Ireland - 0.4%
Cloverie PLC 6.625% 9/1/42 (g)	EUR	100,000	160,202
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	280,596
TOTAL IRELAND			440,798
Liberia - 0.0%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Liberia - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 3/15/18		$ 20,000	$ 22,600
7.5% 10/15/27		10,000	11,300
TOTAL LIBERIA			49,763
Luxembourg - 0.7%
Hannover Finance SA 5% 6/30/43 (g)	EUR	200,000	288,707
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	21,150
11.5% 2/4/17 pay-in-kind (g)		20,000	21,250
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	200,000	320,018
TOTAL LUXEMBOURG			672,625
Mexico - 0.2%
America Movil S.A.B. de C.V. 4.125% 10/25/19	EUR	100,000	151,702
Netherlands - 1.6%
ABN AMRO Bank NV 6.375% 4/27/21	EUR	130,000	195,879
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	208,288
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	231,578
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	253,628
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	131,428
Lanxess Finance BV 2.625% 11/21/22	EUR	100,000	133,241
LyondellBasell Industries NV 5.75% 4/15/24		10,000	11,750
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	211,444
5.25% 9/14/27	GBP	100,000	171,861
TOTAL NETHERLANDS			1,549,097
Norway - 0.3%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	231,823
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	68,530
TOTAL NORWAY			300,353
United Kingdom - 3.3%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	218,802
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	125,000	218,367
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	219,825
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	202,538
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	110,000	213,629
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Hammerson PLC 2.75% 9/26/19	EUR	100,000	$ 136,058
HSBC Bank PLC 4% 1/15/21	EUR	150,000	230,939
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	182,814
9% 2/17/22	GBP	50,000	115,179
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,388
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	200,000	330,325
6% 12/9/16	GBP	100,000	183,602
Marks & Spencer PLC 6.125% 12/2/19	GBP	50,000	92,795
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	199,989
Nationwide Building Society 6.75% 7/22/20	EUR	85,000	131,162
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	184,743
Standard Life PLC 5.5% 12/4/42 (g)	GBP	100,000	170,711
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	189,866
TOTAL UNITED KINGDOM			3,226,732
United States of America - 4.1%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)		5,000	5,075
Ally Financial, Inc.:
5.5% 2/15/17		30,000	32,025
7.5% 9/15/20		15,000	18,113
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,400
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	119,410
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,063
9.375% 12/1/17		20,000	21,950
Aon Corp. 5% 9/30/20		110,000	125,419
ARAMARK Corp. 8.5% 2/1/15		10,000	10,025
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,675
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	33,150
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,350
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,826
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,575
7% 1/15/19		18,000	19,305
7.25% 10/30/17		17,000	18,509
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 5,000	$ 5,188
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	31,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,900
CIT Group, Inc.:
5.375% 5/15/20		22,000	24,035
5.5% 2/15/19 (d)		11,000	11,990
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,338
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,175
5.25% 8/1/20		5,000	5,213
Comcast Corp. 3.125% 7/15/22		20,000	20,813
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,925
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,545
CSC Holdings LLC 8.625% 2/15/19		25,000	29,875
D.R. Horton, Inc. 4.375% 9/15/22		5,000	5,100
Dana Holding Corp. 6.5% 2/15/19		15,000	15,863
DCP Midstream LLC 4.75% 9/30/21 (d)		150,000	159,245
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,650
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,444
Discover Financial Services 3.85% 11/21/22 (d)		150,000	154,604
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)		5,000	5,550
9.875% 4/15/18 (d)		5,000	5,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,350
Duke Realty LP 6.5% 1/15/18		100,000	118,526
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,963
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,100
ERP Operating LP 4.625% 12/15/21		110,000	123,780
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
Fifth Third Bancorp 8.25% 3/1/38		100,000	142,651
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,050
7.375% 6/15/19 (d)		5,000	5,175
Ford Motor Co. 7.45% 7/16/31		10,000	12,700
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,500
Fortune Brands, Inc. 5.875% 1/15/36		110,000	127,333
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
FTI Consulting, Inc. 6.75% 10/1/20		$ 15,000	$ 16,050
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,800
GMAC LLC 8% 11/1/31		15,000	19,013
GrafTech International Ltd. 6.375% 11/15/20 (d)		5,000	5,175
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,425
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	17,138
HealthSouth Corp.:
5.75% 11/1/24		15,000	15,225
7.25% 10/1/18		14,000	15,190
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,388
IAC/InterActiveCorp 4.75% 12/15/22 (d)		10,000	10,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,653
8% 1/15/18		18,000	19,328
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,737
8.625% 9/15/15		20,000	22,450
8.625% 1/15/22		15,000	18,525
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,150
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,900
KB Home 7.5% 9/15/22		5,000	5,463
Kraft Foods, Inc. 5.375% 2/10/20		100,000	120,624
Liberty Property LP 3.375% 6/15/23		78,000	77,084
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,800
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	20,378
6.75% 10/1/20 (d)		5,000	5,100
7.625% 1/15/17		20,000	21,400
Mirant Americas Generation LLC 9.125% 5/1/31		10,000	11,000
Mylan, Inc. 6% 11/15/18 (d)		10,000	11,044
NBCUniversal Media LLC 4.375% 4/1/21		110,000	123,447
NCR Corp. 4.625% 2/15/21 (d)		5,000	5,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,975
7.75% 10/15/18		15,000	16,688
NiSource Finance Corp.:
4.45% 12/1/21		110,000	120,331
5.25% 2/15/43		100,000	105,542
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	16,050
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,900
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Oil States International, Inc.:
5.125% 1/15/23 (d)		$ 5,000	$ 5,069
6.5% 6/1/19		25,000	26,625
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,463
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,850
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	32,700
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	16,425
Prudential Financial, Inc. 4.5% 11/16/21		120,000	134,817
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,534
Regions Financial Corp. 7.75% 11/10/14		110,000	121,968
Reynolds American, Inc. 3.25% 11/1/22		150,000	150,498
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,175
9.875% 8/15/19		5,000	5,350
Rite Aid Corp.:
9.25% 3/15/20		30,000	31,800
9.5% 6/15/17		20,000	20,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,188
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,250
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,263
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,250
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,400
8.125% 9/15/19 (d)		10,000	11,150
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,750
Sprint Nextel Corp.:
6% 12/1/16		15,000	16,313
7% 3/1/20 (d)		20,000	23,250
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,200
8.375% 1/15/21		20,000	23,350
10.75% 9/15/16		20,000	24,850
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,300
7.625% 3/15/20		30,000	33,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		5,000	5,163
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,331
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Tesoro Corp.:
4.25% 10/1/17		$ 5,000	$ 5,175
5.375% 10/1/22		5,000	5,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,225
The AES Corp.:
7.375% 7/1/21		17,000	18,870
7.75% 10/15/15		16,000	17,960
8% 10/15/17		16,000	18,480
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		10,000	10,325
United Technologies Corp. 3.1% 6/1/22		100,000	105,778
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,488
8.5% 5/15/21 (d)		30,000	30,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,363
6.5% 7/15/16 (d)		5,000	5,256
6.875% 12/1/18 (d)		10,000	10,775
Verizon Communications, Inc. 3.5% 11/1/21		120,000	131,142
VPI Escrow Corp. 6.375% 10/15/20 (d)		5,000	5,319
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,625
TOTAL UNITED STATES OF AMERICA			4,085,963
TOTAL NONCONVERTIBLE BONDS (Cost $11,286,389)			11,930,810
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	535,550
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		400,000	464,263
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	263,180
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		$ 500,000	$ 571,952
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)		225,000	262,163
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,002,637)			2,097,108
U.S. Government and Government Agency Obligations - 1.8%

U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (f)		532,334	582,416
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds 2.75% 11/15/42		610,000	585,257
U.S. Treasury Notes 1.625% 11/15/22		596,000	588,882
TOTAL U.S. TREASURY OBLIGATIONS			1,174,139
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,746,319)			1,756,555
Foreign Government and Government Agency Obligations - 53.5%

Australia - 8.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	4,900,000	5,225,064
5.5% 4/21/23	AUD	2,065,000	2,557,196
5.75% 7/15/22	AUD	424,000	530,873
TOTAL AUSTRALIA			8,313,133
Canada - 8.7%
Canadian Government:
1% 2/1/15	CAD	140,000	140,334
1.5% 3/1/17	CAD	750,000	758,294
2.75% 6/1/22	CAD	1,780,000	1,936,222
4% 6/1/41	CAD	288,000	386,919
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - continued
Canadian Government: - continued
5.75% 6/1/33	CAD	200,000	$ 312,166
Canadian Government Treasury Bills 0.9918% to 1.0526% 1/31/13 to 3/28/13	CAD	5,030,000	5,049,281
TOTAL CANADA			8,583,216
France - 3.2%
French Government:
OAT:
3% 4/25/22	EUR	1,240,000	1,795,905
4.5% 4/25/41	EUR	180,000	306,260
5.5% 4/25/29	EUR	200,000	365,837
2.25% 10/25/22	EUR	525,000	708,061
TOTAL FRANCE			3,176,063
Germany - 3.3%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	441,296	611,980
1.5% 9/4/22	EUR	650,000	872,907
1.75% 7/4/22	EUR	525,000	721,886
2.5% 7/4/44	EUR	290,000	412,547
3.5% 7/4/19	EUR	100,000	155,911
4.75% 7/4/34	EUR	250,000	483,514
TOTAL GERMANY			3,258,745
Italy - 1.8%
Buoni Poliennali Del Tes:
5.5% 9/1/22	EUR	270,000	386,633
5.5% 11/1/22	EUR	735,000	1,048,868
Italian Republic 5% 9/1/40	EUR	280,000	369,393
TOTAL ITALY			1,804,894
Japan - 4.7%
Japan Government:
0.8% 6/20/22	JPY	14,700,000	170,412
0.8% 9/20/22	JPY	64,350,000	746,190
0.9% 3/20/22	JPY	219,250,000	2,571,975
1.7% 3/20/32	JPY	80,250,000	924,439
2% 3/20/42	JPY	17,000,000	198,110
TOTAL JAPAN			4,611,126
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 2.6%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	$ 2,190,347
4.25% 6/10/21	KRW	343,800,000	349,111
TOTAL KOREA (SOUTH)			2,539,458
Malaysia - 2.9%
Malaysian Government:
3.314% 10/31/17	MYR	6,580,000	2,157,431
3.418% 8/15/22	MYR	2,200,000	712,950
TOTAL MALAYSIA			2,870,381
Mexico - 4.8%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	510,414
6.5% 6/9/22	MXN	14,640,000	1,226,447
7.5% 6/3/27	MXN	9,320,000	840,721
7.75% 12/14/17	MXN	14,850,000	1,280,488
8.5% 5/31/29	MXN	9,000,000	877,885
TOTAL MEXICO			4,735,955
Netherlands - 2.2%
Dutch Government:
2.25% 7/15/22	EUR	700,000	985,740
4.5% 7/15/17	EUR	750,000	1,169,922
TOTAL NETHERLANDS			2,155,662
Singapore - 2.4%
Republic of Singapore:
3% 9/1/24	SGD	1,430,000	1,345,168
3.25% 9/1/20	SGD	1,080,000	1,023,310
TOTAL SINGAPORE			2,368,478
South Africa - 0.9%
South African Republic:
6.75% 3/31/21	ZAR	2,700,000	325,911
7.75% 2/28/23	ZAR	1,800,000	227,411
10.5% 12/21/26	ZAR	2,210,000	334,179
TOTAL SOUTH AFRICA			887,501
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Sweden - 2.3%
Swedish Kingdom 3.75% 8/12/17	SEK	13,000,000	$ 2,246,066
United Kingdom - 5.3%
United Kingdom, Great Britain and Northern Ireland:
0.3% 5/7/13	GBP	1,600,000	2,595,697
1.75% 1/22/17	GBP	450,000	762,143
4% 3/7/22	GBP	640,000	1,246,538
4.25% 6/7/32	GBP	120,000	240,666
4.5% 12/7/42	GBP	220,000	455,619
TOTAL UNITED KINGDOM			5,300,663
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,436,837)			52,851,341
Preferred Securities - 0.3%

Germany - 0.1%
RWE AG 4.625% (e)(g)	60,000	81,561
United Kingdom - 0.2%
Scottish & Southern Energy PLC 5.625% (e)(g)	150,000	212,913
TOTAL PREFERRED SECURITIES (Cost $270,368)		294,474
Money Market Funds - 16.2%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $16,074,312)	16,074,312	16,074,312
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5-Year Series 18 Index expiring December 2017, exercise rate 1.20%	2/20/13	EUR	1,100,000	$ 6,305
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.10%	1/16/13		4,750,000	2,016
TOTAL PURCHASED SWAPTIONS (Cost $23,843)				8,321
TOTAL INVESTMENT PORTFOLIO - 86.0% (Cost $82,840,705)	85,012,921
NET OTHER ASSETS (LIABILITIES) - 14.0%	13,794,444
NET ASSETS - 100%	$ 98,807,365
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bund Index Contracts (Germany)	March 2013	$ 1,730,138	$ 3,676
2 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2013	386,359	924
TOTAL PURCHASED		2,116,497	4,600
Sold
Bond Index Contracts
4 Eurex Euro-Bobl Index Contracts (Germany)	674,864	(4,703)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
23 CBOT 10-Year U.S. Treasury Note Contracts	March 2013	$ 3,053,969	$ 9,137
16 CBOT 5-Year U.S. Treasury Note Contracts	March 2013	1,990,625	(1,656)
7 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	1,138,156	18,630
TOTAL TREASURY CONTRACTS		6,182,750	26,111
TOTAL SOLD		6,857,614	21,408
		$ 8,974,111	$ 26,008

The face value of futures purchased as a percentage of net assets is 2.1%

The face value of futures sold as a percentage of net assets is 6.9%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/2/13	AUD	Deutsche Bank AG	Buy	1,215,466	$ 1,261,897	304
1/2/13	CAD	Deutsche Bank AG	Buy	938,275	941,838	1,436
1/2/13	EUR	Deutsche Bank AG	Buy	1,160,000	1,534,332	(3,190)
1/2/13	MXN	Deutsche Bank AG	Buy	17,408,100	1,339,620	7,099
1/3/13	MYR	JPMorgan Chase Bank	Buy	5,028,600	1,644,139	269
1/3/13	SGD	Deutsche Bank AG	Buy	1,707,121	1,395,738	1,766
1/3/13	ZAR	Deutsche Bank AG	Buy	4,172,611	490,820	1,378
1/17/13	AUD	Barclays Bank PLC, London	Buy	54,000	56,808	(806)
1/17/13	AUD	Citibank NA	Sell	4,315,000	4,505,011	30,044
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	AUD	Credit Suisse Intl.	Buy	386,000	$ 400,533	$ (223)
1/17/13	AUD	Deutsche Bank AG	Buy	189,000	195,556	450
1/17/13	AUD	Deutsche Bank AG	Sell	407,163	427,772	5,515
1/17/13	AUD	Deutsche Bank AG	Sell	1,111,000	1,152,118	(69)
1/17/13	AUD	JPMorgan Chase Bank	Buy	379,000	392,357	693
1/17/13	CAD	Barclays Bank PLC, London	Buy	50,000	50,773	(525)
1/17/13	CAD	Barclays Bank PLC, London	Buy	98,000	98,475	11
1/17/13	CAD	Barclays Bank PLC, London	Buy	677,000	682,805	(2,449)
1/17/13	CAD	Barclays Bank PLC, London	Sell	28,000	28,161	22
1/17/13	CAD	Citibank NA	Buy	619,000	626,609	(4,540)
1/17/13	CAD	Credit Suisse Intl.	Buy	20,806	20,949	(40)
1/17/13	CAD	Credit Suisse Intl.	Buy	223,000	224,281	(175)
1/17/13	CAD	Credit Suisse Intl.	Buy	581,000	583,820	60
1/17/13	CAD	Credit Suisse Intl.	Sell	4,323,000	4,353,794	9,362
1/17/13	CAD	Deutsche Bank AG	Buy	83,000	83,469	(58)
1/17/13	CAD	Deutsche Bank AG	Buy	124,000	124,383	231
1/17/13	CAD	Deutsche Bank AG	Sell	859,000	861,989	(1,270)
1/17/13	CAD	JPMorgan Chase Bank	Buy	248,000	249,407	(177)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	CHF	Barclays Bank PLC, London	Buy	37,000	$ 39,967	$ 500
1/17/13	CHF	Barclays Bank PLC, London	Buy	190,000	207,669	134
1/17/13	CHF	Barclays Bank PLC, London	Buy	922,000	991,966	16,425
1/17/13	CHF	Credit Suisse Intl.	Buy	130,000	142,332	(151)
1/17/13	CHF	Deutsche Bank AG	Buy	46,000	50,357	(47)
1/17/13	CHF	Deutsche Bank AG	Buy	88,000	96,622	(376)
1/17/13	CLP	Barclays Bank PLC, London	Buy	33,891,000	69,972	627
1/17/13	CLP	Credit Suisse Intl.	Buy	39,400,000	82,358	(283)
1/17/13	CZK	Barclays Bank PLC, London	Sell	1,225,000	64,567	113
1/17/13	CZK	Deutsche Bank AG	Sell	135,600	7,128	(7)
1/17/13	CZK	Deutsche Bank AG	Sell	288,000	15,163	10
1/17/13	CZK	JPMorgan Chase Bank	Sell	5,570,000	284,985	(8,085)
1/17/13	DKK	Barclays Bank PLC, London	Sell	241,000	42,057	(592)
1/17/13	DKK	Credit Suisse Intl.	Buy	3,200,000	556,806	9,482
1/17/13	DKK	Deutsche Bank AG	Buy	609,000	107,853	(81)
1/17/13	DKK	Deutsche Bank AG	Buy	845,000	150,053	(518)
1/17/13	EUR	Barclays Bank PLC, London	Buy	54,000	71,109	179
1/17/13	EUR	Barclays Bank PLC, London	Buy	156,000	206,111	(168)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	EUR	Barclays Bank PLC, London	Buy	554,000	$ 733,909	$ (2,546)
1/17/13	EUR	Barclays Bank PLC, London	Buy	699,000	924,425	(1,641)
1/17/13	EUR	Barclays Bank PLC, London	Sell	1,076,000	1,400,089	(20,391)
1/17/13	EUR	Citibank NA	Buy	10,766,000	13,949,722	263,001
1/17/13	EUR	Credit Suisse Intl.	Buy	51,000	66,298	1,029
1/17/13	EUR	Credit Suisse Intl.	Buy	153,000	200,095	1,888
1/17/13	EUR	Credit Suisse Intl.	Buy	2,508,000	3,313,758	(2,824)
1/17/13	EUR	Deutsche Bank AG	Buy	75,000	98,131	880
1/17/13	EUR	Deutsche Bank AG	Buy	346,000	459,246	(2,474)
1/17/13	EUR	Deutsche Bank AG	Buy	458,000	606,729	(2,100)
1/17/13	EUR	Deutsche Bank AG	Buy	640,000	831,274	13,622
1/17/13	EUR	Deutsche Bank AG	Buy	1,227,000	1,619,845	(22)
1/17/13	EUR	Deutsche Bank AG	Buy	3,456,000	4,559,985	2,450
1/17/13	EUR	Deutsche Bank AG	Sell	734,000	970,987	1,997
1/17/13	EUR	JPMorgan Chase Bank	Buy	47,000	61,478	569
1/17/13	EUR	JPMorgan Chase Bank	Buy	1,425,000	1,885,658	(4,446)
1/17/13	GBP	Barclays Bank PLC, London	Buy	43,000	69,861	(13)
1/17/13	GBP	Barclays Bank PLC, London	Buy	85,000	136,917	1,154
1/17/13	GBP	Barclays Bank PLC, London	Buy	108,000	174,630	802
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	GBP	Barclays Bank PLC, London	Sell	100,000	$ 160,250	$ (2,187)
1/17/13	GBP	Barclays Bank PLC, London	Sell	200,000	319,372	(5,503)
1/17/13	GBP	Credit Suisse Intl.	Buy	50,000	80,470	749
1/17/13	GBP	Credit Suisse Intl.	Buy	420,000	675,657	6,580
1/17/13	GBP	Deutsche Bank AG	Buy	44,000	71,642	(169)
1/17/13	GBP	Deutsche Bank AG	Buy	60,000	96,919	544
1/17/13	GBP	Deutsche Bank AG	Buy	75,000	121,077	751
1/17/13	GBP	Deutsche Bank AG	Buy	191,000	310,365	(109)
1/17/13	GBP	Deutsche Bank AG	Sell	130,000	209,574	(1,594)
1/17/13	GBP	JPMorgan Chase Bank	Buy	220,000	354,995	2,368
1/17/13	GBP	JPMorgan Chase Bank	Buy	438,000	711,804	(328)
1/17/13	GBP	JPMorgan Chase Bank	Buy	532,000	858,010	6,158
1/17/13	GBP	JPMorgan Chase Bank	Sell	2,416,000	3,871,285	(53,205)
1/17/13	JPY	Barclays Bank PLC, London	Buy	7,050,000	83,933	(2,545)
1/17/13	JPY	Barclays Bank PLC, London	Buy	22,300,000	259,122	(1,682)
1/17/13	JPY	Barclays Bank PLC, London	Buy	25,450,000	308,751	(14,946)
1/17/13	JPY	Barclays Bank PLC, London	Buy	28,000,000	325,461	(2,218)
1/17/13	JPY	Barclays Bank PLC, London	Buy	52,950,000	611,497	(221)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	JPY	Citibank NA	Sell	33,800,000	$ 410,349	$ 20,148
1/17/13	JPY	Credit Suisse Intl.	Sell	20,624,517	250,788	12,690
1/17/13	JPY	Deutsche Bank AG	Buy	5,100,000	62,317	(3,440)
1/17/13	JPY	Deutsche Bank AG	Buy	11,500,000	136,539	(3,778)
1/17/13	JPY	Deutsche Bank AG	Buy	13,950,000	162,094	(1,050)
1/17/13	JPY	Deutsche Bank AG	Buy	18,150,000	211,614	(2,083)
1/17/13	JPY	Deutsche Bank AG	Buy	140,150,000	1,653,590	(35,642)
1/17/13	JPY	Deutsche Bank AG	Buy	196,850,000	2,279,916	(7,401)
1/17/13	JPY	Deutsche Bank AG	Buy	459,800,000	5,602,296	(294,185)
1/17/13	JPY	JPMorgan Chase Bank	Buy	56,450,000	659,675	(7,994)
1/17/13	KRW	Credit Suisse Intl.	Buy	57,700,000	53,800	448
1/17/13	KRW	Credit Suisse Intl.	Buy	246,200,000	229,343	2,124
1/17/13	KRW	Credit Suisse Intl.	Buy	433,400,000	406,186	1,280
1/17/13	KRW	Deutsche Bank AG	Buy	120,900,000	113,202	463
1/17/13	KRW	JPMorgan Chase Bank	Buy	454,500,000	422,673	4,630
1/17/13	KRW	JPMorgan Chase Bank	Sell	166,600,000	152,900	(3,731)
1/17/13	MXN	Barclays Bank PLC, London	Buy	2,240,000	171,958	1,052
1/17/13	MXN	Credit Suisse Intl.	Sell	11,557,000	886,555	(6,067)
1/17/13	MXN	Deutsche Bank AG	Buy	721,000	55,346	342
1/17/13	MXN	Deutsche Bank AG	Buy	6,352,000	488,428	2,179
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	MXN	Deutsche Bank AG	Sell	15,739,000	$ 1,209,851	$ (5,773)
1/17/13	MXN	JPMorgan Chase Bank	Buy	5,061,000	389,294	1,600
1/17/13	MYR	Barclays Bank PLC, London	Sell	486,381	159,313	260
1/17/13	MYR	Citibank NA	Buy	1,867,000	611,329	(800)
1/17/13	MYR	Credit Suisse Intl.	Buy	498,000	162,347	504
1/17/13	MYR	Deutsche Bank AG	Buy	240,000	78,329	154
1/17/13	MYR	Deutsche Bank AG	Buy	1,008,000	329,735	(108)
1/17/13	MYR	JPMorgan Chase Bank	Buy	1,014,000	330,562	1,027
1/17/13	NOK	Barclays Bank PLC, London	Buy	1,181,000	207,431	4,927
1/17/13	NOK	Deutsche Bank AG	Buy	260,000	46,705	46
1/17/13	NOK	Deutsche Bank AG	Buy	356,000	63,780	233
1/17/13	NZD	Deutsche Bank AG	Buy	85,000	69,437	727
1/17/13	NZD	JPMorgan Chase Bank	Buy	71,000	58,499	109
1/17/13	NZD	JPMorgan Chase Bank	Buy	257,000	210,799	1,344
1/17/13	PLN	Citibank NA	Buy	2,911,000	919,021	19,705
1/17/13	PLN	Deutsche Bank AG	Buy	169,000	54,665	(166)
1/17/13	PLN	Deutsche Bank AG	Buy	320,000	103,560	(367)
1/17/13	PLN	Deutsche Bank AG	Buy	672,000	215,676	1,027
1/17/13	PLN	Deutsche Bank AG	Sell	564,000	177,133	(4,743)
1/17/13	SEK	Barclays Bank PLC, London	Buy	288,000	43,588	680
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	SEK	Barclays Bank PLC, London	Buy	1,457,000	$ 223,771	$ 181
1/17/13	SEK	Credit Suisse Intl.	Sell	9,253,000	1,383,063	(39,194)
1/17/13	SEK	Deutsche Bank AG	Buy	393,000	60,471	(64)
1/17/13	SEK	Deutsche Bank AG	Buy	1,393,000	214,011	104
1/17/13	SGD	Barclays Bank PLC, London	Buy	404,000	330,799	(85)
1/17/13	SGD	Barclays Bank PLC, London	Sell	1,204,043	983,797	(1,833)
1/17/13	SGD	Deutsche Bank AG	Buy	45,000	36,801	36
1/17/13	SGD	Deutsche Bank AG	Buy	133,000	108,684	190
1/17/13	SGD	Deutsche Bank AG	Buy	370,000	303,034	(152)
1/17/13	SGD	Deutsche Bank AG	Sell	1,612,000	1,317,889	(1,694)
1/17/13	SGD	JPMorgan Chase Bank	Buy	1,962,000	1,605,026	1,067
1/17/13	TRY	Barclays Bank PLC, London	Buy	540,000	299,755	2,206
1/17/13	TRY	Citibank NA	Buy	539,000	299,126	2,276
1/17/13	TRY	Deutsche Bank AG	Buy	49,000	27,361	40
1/17/13	TRY	Deutsche Bank AG	Buy	94,000	52,354	209
1/17/13	TRY	Deutsche Bank AG	Buy	198,000	110,636	83
1/17/13	TRY	JPMorgan Chase Bank	Buy	235,000	130,355	1,054
1/17/13	ZAR	Barclays Bank PLC, London	Buy	384,000	43,234	1,952
1/17/13	ZAR	Citibank NA	Buy	2,742,000	321,783	871
1/17/13	ZAR	Citibank NA	Sell	2,659,000	305,073	(7,814)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
1/17/13	ZAR	Deutsche Bank AG	Buy	26,322	$ 3,080	$ 17
1/17/13	ZAR	Deutsche Bank AG	Buy	532,000	62,714	(113)
1/17/13	ZAR	Deutsche Bank AG	Buy	1,049,000	123,021	416
1/17/13	ZAR	Deutsche Bank AG	Sell	4,172,611	489,812	(1,183)
						$ (95,401)

For the period, the average contract value for foreign currency contracts was $72,790,511. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	$ 16,436	$ (24,526)	$ (8,090)
PPR SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	250,000	1,671	(3,799)	(2,128)
Societe Generale		Dec. 2017	JPMorgan Chase Bank	(1%)	EUR	450,000	17,337	(37,315)	(19,978)
WPP Group PLC		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	110,000	(626)	136	(490)
TOTAL BUY PROTECTION							34,818	(65,504)	(30,686)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2017	JPMorgan Chase Bank	1%	EUR	110,000	(2,559)	3,196	637
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Citibank NA	1%	EUR	1,500,000	(16,396)	16,396	0
iTraxx Europe 5-Year Series 18	Ba1	Dec. 2017	Credit Suisse Intl.	1%	EUR	1,900,000	(20,236)	14,344	(5,892)
TOTAL SELL PROTECTION							(39,191)	33,936	(5,255)
TOTAL CREDIT DEFAULT SWAPS							$ (4,373)	$ (31,568)	$ (35,941)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,144 or 0.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $136,084.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,402
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,930,810	$ -	$ 11,930,810	$ -
Commercial Mortgage Securities	2,097,108	-	2,097,108	-
U.S. Government and Government Agency Obligations	1,756,555	-	1,756,555	-
Foreign Government and Government Agency Obligations	52,851,341	-	52,851,341	-
Preferred Securities	294,474	-	294,474	-
Money Market Funds	16,074,312	16,074,312	-	-
Purchased Swaptions	8,321	-	8,321	-
Total Investments in Securities:	$ 85,012,921	$ 16,074,312	$ 68,938,609	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 479,053	$ -	$ 479,053	$ -
Futures Contracts	32,367	32,367	-	-
Swap Agreements	35,444	-	35,444	-
Total Assets	$ 546,864	$ 32,367	$ 514,497	$ -
Liabilities
Foreign Currency Contracts	$ (574,454)	$ -	$ (574,454)	$ -
Futures Contracts	(6,359)	(6,359)	-	-
Swap Agreements	(39,817)	-	(39,817)	-
Total Liabilities	$ (620,630)	$ (6,359)	$ (614,271)	$ -
Total Other Derivative Instruments:	$ (73,766)	$ 26,008	$ (99,774)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (d)	$ 35,444	$ (39,817)
Purchased Options (c)	8,321	-
Total Credit Risk	43,765	(39,817)
Foreign Exchange Risk
Foreign Currency Contracts (a)	479,053	(574,454)
Interest Rate Risk
Futures Contracts (b)	32,367	(6,359)
Total Value of Derivatives	$ 555,185	$ (620,630)
(a) Value is disclosed on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(d) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $66,766,393)	$ 68,938,609
Fidelity Central Funds (cost $16,074,312)	16,074,312
Total Investments (cost $82,840,705)		$ 85,012,921
Cash		8,182,333
Foreign currency held at value (cost $242,612)		243,496
Unrealized appreciation on foreign currency contracts		479,053
Receivable for swap agreements		29,478
Receivable for fund shares sold		21,873,985
Interest receivable		565,690
Distributions receivable from Fidelity Central Funds		760
Receivable for daily variation margin on futures contracts		10,896
Swap agreements, at value		35,444
Prepaid expenses		29,111
Receivable from investment adviser for expense reductions		33,157
Total assets		116,496,324

Liabilities
Payable for investments purchased	$ 10,024,375
Unrealized depreciation on foreign currency contracts	574,454
Payable for swap agreements	15,331
Payable for fund shares redeemed	6,911,570
Swap agreements, at value	39,817
Accrued management fee	30,098
Distribution and service plan fees payable	3,477
Other affiliated payables	6,937
Other payables and accrued expenses	82,900
Total liabilities		17,688,959

Net Assets		$ 98,807,365
Net Assets consist of:
Paid in capital		$ 97,837,354
Undistributed net investment income		103,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,192,220)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,058,247
Net Assets		$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,768,303 ÷ 271,487 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.62
Class T: Net Asset Value and redemption price per share ($2,826,605 ÷ 277,204 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.62
Class C: Net Asset Value and offering price per share ($2,796,708 ÷ 274,337 shares)A	$ 10.19

International Bond: Net Asset Value, offering price and redemption price per share ($87,752,187 ÷ 8,605,054 shares)	$ 10.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,663,562 ÷ 261,194 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to December 31, 2012

Investment Income
Interest		$ 816,397
Income from Fidelity Central Funds		3,402
Income before foreign taxes withheld		819,799
Less foreign taxes withheld		(3,591)
Total income		816,208

Expenses
Management fee	$ 196,704
Transfer agent fees	28,210
Distribution and service plan fees	24,166
Accounting fees and expenses	18,029
Custodian fees and expenses	7,097
Independent trustees' compensation	116
Registration fees	65,686
Audit	129,159
Legal	73
Miscellaneous	674
Total expenses before reductions	469,914
Expense reductions	(184,220)	285,694
Net investment income (loss)		530,514
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	246,143
Foreign currency transactions	(302,764)
Futures contracts	(109,076)
Swap agreements	(94,277)
Total net realized gain (loss)		(259,974)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,172,216
Assets and liabilities in foreign currencies	(104,036)
Futures contracts	26,008
Swap agreements	(35,941)
Total change in net unrealized appreciation (depreciation)		2,058,247
Net gain (loss)		1,798,273
Net increase (decrease) in net assets resulting from operations		$ 2,328,787

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 530,514
Net realized gain (loss)	(259,974)
Change in net unrealized appreciation (depreciation)	2,058,247
Net increase (decrease) in net assets resulting from operations	2,328,787
Distributions to shareholders from net investment income	(529,263)
Distributions to shareholders from net realized gain	(829,513)
Total distributions	(1,358,776)
Share transactions - net increase (decrease)	97,837,354
Total increase (decrease) in net assets	98,807,365

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $103,984)	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.083
Net realized and unrealized gain (loss)	.334
Total from investment operations	.417
Distributions from net investment income	(.080)
Distributions from net realized gain	(.137)
Total distributions	(.217)
Net asset value, end of period	$ 10.20
Total Return B,C,D	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.60% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,768
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.083
Net realized and unrealized gain (loss)	.334
Total from investment operations	.417
Distributions from net investment income	(.080)
Distributions from net realized gain	(.137)
Total distributions	(.217)
Net asset value, end of period	$ 10.20
Total Return B,C,D	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,827
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.036
Net realized and unrealized gain (loss)	.326
Total from investment operations	.362
Distributions from net investment income	(.035)
Distributions from net realized gain	(.137)
Total distributions	(.172)
Net asset value, end of period	$ 10.19
Total Return B,C,D	3.62%
Ratios to Average Net Assets F,I
Expenses before reductions	2.35% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797
Portfolio turnover rate G	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Bond

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099
Net realized and unrealized gain (loss)	.333
Total from investment operations	.432
Distributions from net investment income	(.095)
Distributions from net realized gain	(.137)
Total distributions	(.232)
Net asset value, end of period	$ 10.20
Total Return B,C	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.26% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,752
Portfolio turnover rate F	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099
Net realized and unrealized gain (loss)	.333
Total from investment operations	.432
Distributions from net investment income	(.095)
Distributions from net realized gain	(.137)
Total distributions	(.232)
Net asset value, end of period	$ 10.20
Total Return B,C	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,664
Portfolio turnover rate F	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded on the ex-dividend date. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,188,008
Gross unrealized depreciation	(1,021,588)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,166,420

Tax Cost	$ 82,846,501

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 174,241
Capital loss carryforward	$ (39,291)
Net unrealized appreciation (depreciation)	$ 2,154,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (39,291)

At December 31, 2012, the Fund was required to defer approximately $1,292,451 of losses on futures contracts.

The tax character of distributions paid was as follows:

December 31, 2012
Ordinary Income	$ 1,358,776

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - contined

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - contined

Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (94,277)	$ (35,941)
Purchase Options (a)	(10,410)	(15,522)
Total Credit Risk	(104,687)	(51,463)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(361,286)	(95,401)
Interest Rate Risk
Futures Contracts (a)	(109,076)	26,008
Totals	$ (575,049)	$ (120,856)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investment and is representative of activity for the period.

(b) A summary of the value of foreign currency contacts by primary risk exposure as of period end, as well as average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Annual Report

4. Derivative Instruments - continued

Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $83,441,864 and $25,860,613, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,994	$ 3,908
Class T	-%	.25%	3,983	3,892
Class C	.75%	.25%	16,189	16,133
			$ 24,166	$ 23,933

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 457
Class T	13
$ 470

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,498.16
Class T	2,440.15
Class C	2,526.16
International Bond	18,405.06
Institutional Class	2,341.15
	$ 28,210

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ 9,604
Class T	1.00%	9,537
Class C	1.75%	9,689
International Bond	.75%	146,064
Institutional Class	.75%	9,303
		$ 184,197

Annual Report

7. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012 A
From net investment income
Class A	$ 20,887
Class T	20,828
Class C	9,298
International Bond	454,379
Institutional Class	23,871
Total	$ 529,263
From net realized gain
Class A	$ 36,588
Class T	36,449
Class C	37,021
International Bond	684,900
Institutional Class	34,555
Total	$ 829,513

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Years ended December 31,	2012 A	2012 A
Class A
Shares sold	266,559	$ 2,670,421
Reinvestment of distributions	5,504	56,287
Shares redeemed	(576)	(5,989)
Net increase (decrease)	271,487	$ 2,720,719
Class T
Shares sold	271,604	$ 2,722,970
Reinvestment of distributions	5,601	57,277
Shares redeemed	(1)	(15)
Net increase (decrease)	277,204	$ 2,780,232

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares	Dollars
Years ended December 31,	2012 A	2012 A
Class C
Shares sold	269,813	$ 2,702,420
Reinvestment of distributions	4,527	46,258
Shares redeemed	(3)	(30)
Net increase (decrease)	274,337	$ 2,748,648
International Bond
Shares sold	9,352,055	$ 94,597,632
Reinvestment of distributions	109,359	1,118,473
Shares redeemed	(856,360)	(8,742,874)
Net increase (decrease)	8,605,054	$ 86,973,231
Institutional Class
Shares sold	255,482	$ 2,556,098
Reinvestment of distributions	5,712	58,426
Net increase (decrease)	261,194	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period of May 22, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor International Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/19/13	02/15/13	$0.016

The fund designates $133,732 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZI-UANN-0213
1.939014.100

Fidelity®

Strategic Income

Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Income Fund	10.90%	8.30%	8.57%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of falling interest rates and investors' vacillating concerns about macroeconomic head winds, global bond markets posted solid returns for the 12 months ending December 31, 2012. Accommodative monetary policy by the world's major central banks helped foster an environment in which risk taking was rewarded. As such, more-credit-sensitive bonds with higher yields than U.S. Treasuries outpaced more-defensive government securities. During the fourth quarter, many macroeconomic concerns began to abate, as the eurozone crisis became less severe, China's economy reaccelerated and the fiscal policy issues in the U.S. appeared close to some kind of resolution in the final days of the period. Within an improving economic environment, all four of the asset classes represented in the Composite index for Fidelity® Strategic Income Fund produced a double-digit gain for the year. The strongest results came from the higher-risk asset categories, mainly emerging-markets debt and U.S. high-yield bonds. Accordingly, the J.P. Morgan Emerging Markets Bond Index Global and The BofA Merrill LynchSM US High Yield Constrained Index rose 18.54% and 15.55%, respectively. Returns for U.S. government and foreign developed-markets debt also were strong, if somewhat more muted. The Barclays® U.S. Government Bond Index returned 2.02%, and the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index added 7.10%.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity® Strategic Income Fund on June 1, 2012: For the one-year period ending December 31, 2012, the fund's shares rose 10.90%, compared with 10.54% for its benchmark, the Fidelity Strategic Income Composite IndexSM. All four of the underlying subportfolios in the fund beat their respective benchmarks during the period, thanks mainly to security selection by our subportfolio managers. Overall security selection drove the fund's relative outperformance for the year. Meanwhile, our allocation decisions also contributed, though to a lesser extent, with a modest cash position largely offsetting this positive. We tilted the fund toward riskier asset classes during the period, including high-yield bonds and emerging-markets debt, and those allocation decisions, particularly in the case of high-yield debt, tended to contribute to our solid performance versus the benchmark. Similarly, by underweighting the somewhat-lower yielding U.S. government and developed-markets debt categories, we also boosted performance relative to the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Actual	.69%	$ 1,000.00	$ 1,060.50	$ 3.57
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.67	$ 3.51

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of December 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.4	19.3
Fannie Mae	3.2	1.7
Freddie Mac	2.5	2.5
German Federal Republic	2.4	2.7
Ginnie Mae	2.3	2.4
	29.8
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.9	8.6
Consumer Discretionary	6.7	5.6
Energy	6.1	5.6
Industrials	4.9	4.6
Health Care	4.0	3.8
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations† 30.7%	U.S. Government and U.S. Government Agency Obligations† 29.3%
AAA,AA,A 11.2%	AAA,AA,A 14.2%
BBB 9.2%	BBB 6.3%
BB 13.5%	BB 14.5%
B 21.0%	B 20.9%
CCC,CC,C 7.7%	CCC,CC,C 5.7%
Not Rated 2.9%	Not Rated 2.3%
Equities 0.9%	Equities 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.9%	Short-Term Investments and Net Other Assets (Liabilities) 6.0%

† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2012*	As of June 30, 2012**
Preferred Securities 0.3%	Preferred Securities 0.2%
Corporate Bonds 38.2%	Corporate Bonds 36.3%
U.S. Government and U.S. Government Agency Obligations† 30.7%	U.S. Government and U.S. Government Agency Obligations† 29.3%
Foreign Government & Government Agency Obligations 21.6%	Foreign Government & Government Agency Obligations 22.0%
Floating Rate Loans 5.3%	Floating Rate Loans 5.2%
Stocks 0.9%	Stocks 0.8%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 2.9%	Short-Term Investments and Net Other Assets (Liabilities) 6.0%

* Foreign investments	33.8%	** Foreign investments	33.5%
* Futures and Swaps	(0.3)%	** Futures and Swaps	2.0%

† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 38.2%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 7,641	$ 14,599
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		4,130	5,431
2.75% 11/1/31		690	749
			6,180
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		10,300	10,233
TOTAL CONVERTIBLE BONDS			31,012
Nonconvertible Bonds - 37.9%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,455
10.75% 8/15/16 (g)		1,416	1,535
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,735
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,157
6.75% 2/15/21		10,990	11,732
Delphi Corp.:
5.875% 5/15/19		4,870	5,223
6.125% 5/15/21		4,760	5,284
Exide Technologies 8.625% 2/1/18		1,855	1,586
International Automotive Components Group SA 9.125% 6/1/18 (g)		4,835	4,424
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,080	2,215
Tenneco, Inc.:
6.875% 12/15/20		5,580	6,075
7.75% 8/15/18		1,360	1,455
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)		4,405	4,823
			53,699
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31		$ 2,077	$ 2,638
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/13 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)		3,425	3,887
			6,525
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (g)		3,155	2,966
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 9.25% 9/1/19 (g)		14,670	15,330
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	14,570	7,579
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		18,160	18,024
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (g)		8,250	8,333
Chester Downs & Marina LLC 9.25% 2/1/20 (g)		1,330	1,293
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,379
FelCor Lodging LP 5.625% 3/1/23 (g)		3,575	3,575
Graton Economic Development Authority 9.625% 9/1/19 (g)		8,965	9,637
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,470
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)		2,440	2,416
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,911
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(k)		2,740	2,158
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		5,784	6,106
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		2,223	2,448
NCL Corp. Ltd. 9.5% 11/15/18		1,310	1,448
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		$ 995	$ 1,056
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	650
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	1,346
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)		6,400	6,424
Station Casinos LLC 3.66% 6/18/18 (e)		17,965	15,270
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)		525	563
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		626	208
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		12,640	13,430
7.75% 8/15/20		19,415	22,133
			137,857
Household Durables - 1.1%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		2,210	2,271
D.R. Horton, Inc. 4.375% 9/15/22		4,600	4,692
Dispensing Dynamics International 12.5% 1/1/18 (g)		2,140	2,097
Jarden Corp. 6.125% 11/15/22		2,905	3,145
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		5,840	6,628
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (g)		21,185	21,926
6.875% 2/15/21		5,380	5,797
7.125% 4/15/19		10,870	11,685
8.25% 2/15/21		17,310	17,570
8.5% 5/15/18 (e)		390	400
9% 4/15/19		15,985	16,624
9.875% 8/15/19		6,625	7,089
Sealy Mattress Co. 10.875% 4/15/16 (g)		1,077	1,142
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,326
8.375% 1/15/21		3,850	4,495
Tempur-Pedic International, Inc. 6.875% 12/15/20 (g)		1,715	1,764
Toll Brothers Finance Corp. 5.875% 2/15/22		4,525	5,136
			114,787
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		$ 6,855	$ 7,712
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,446
			9,158
Media - 2.0%
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,625
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)		2,035	2,198
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		5,620	5,606
5.25% 9/30/22		6,185	6,270
6.5% 4/30/21		9,290	10,022
6.625% 1/31/22		7,175	7,839
7.375% 6/1/20		4,895	5,421
7.875% 4/30/18		2,635	2,836
8.125% 4/30/20		6,280	7,034
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		5,380	5,582
Checkout Holding Corp. 0% 11/15/15 (g)		2,915	2,041
Cinemark USA, Inc. 5.125% 12/15/22 (g)		1,250	1,266
Clear Channel Communications, Inc.:
5.5% 9/15/14		410	382
9% 12/15/19 (g)		1,856	1,694
10.75% 8/1/16		14,645	11,057
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (g)		6,795	6,982
6.5% 11/15/22 (g)		18,370	19,059
DISH DBS Corp.:
5% 3/15/23 (g)		12,420	12,482
5.875% 7/15/22		18,740	20,263
6.75% 6/1/21		8,535	9,730
EchoStar Communications Corp. 7.125% 2/1/16		10,835	12,081
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,136
8.5% 7/15/29		1,730	1,873
MDC Partners, Inc. 11% 11/1/16		755	830
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	747
Mood Media Corp. 9.25% 10/15/20 (g)		4,175	4,405
Quebecor Media, Inc. 5.75% 1/15/23 (g)		6,545	6,856
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Sheridan Group, Inc. 12.5% 4/15/14		$ 2,704	$ 2,244
Sinclair Television Group, Inc. 8.375% 10/15/18		3,175	3,548
Sirius XM Radio, Inc. 5.25% 8/15/22 (g)		4,070	4,111
Starz LLC/Starz Finance Corp. 5% 9/15/19 (g)		3,675	3,767
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,240	5,620
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)		4,720	4,826
WMG Acquisition Corp. 11.5% 10/1/18		13,545	15,712
			209,145
Specialty Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,456
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (g)(k)		3,980	3,980
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,567
Michaels Stores, Inc. 7.75% 11/1/18 (g)		3,060	3,355
Office Depot, Inc. 9.75% 3/15/19 (g)		3,275	3,447
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (g)		4,475	4,592
Sally Holdings LLC 6.875% 11/15/19		2,870	3,164
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,971
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,505	2,705
			38,237
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,271
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,118
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,469
PVH Corp. 4.5% 12/15/22		6,685	6,752
			24,610
TOTAL CONSUMER DISCRETIONARY			612,314
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	2,100	2,760
Constellation Brands, Inc. 4.625% 3/1/23		2,200	2,294
Davide Campari-Milano SpA 4.5% 10/25/19	EUR	4,150	5,705
			10,759
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		$ 7,560	$ 8,108
Grifols, Inc. 8.25% 2/1/18		4,285	4,724
Rite Aid Corp.:
8% 8/15/20		3,935	4,496
9.25% 3/15/20		7,400	7,844
9.75% 6/12/16		530	574
10.25% 10/15/19		1,655	1,887
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)		1,105	1,160
Tops Markets LLC 8.875% 12/15/17 (g)		2,400	2,478
			31,271
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (g)		2,255	2,449
Darling International, Inc. 8.5% 12/15/18		1,020	1,160
Dean Foods Co. 9.75% 12/15/18		6,515	7,427
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (g)		3,590	3,859
Gruma SAB de CV 7.75% (Reg. S) (h)		5,563	5,605
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (g)		2,900	3,067
11.625% 5/1/14		4,120	4,609
MHP SA 10.25% 4/29/15 (g)		3,410	3,589
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (g)(k)		1,510	1,544
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,856
Post Holdings, Inc. 7.375% 2/15/22 (g)		900	986
Smithfield Foods, Inc. 6.625% 8/15/22		4,040	4,454
			40,605
Household Products - 0.1%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (g)		1,205	1,283
6.625% 11/15/22 (g)		1,425	1,528
Spectrum Brands Holdings, Inc. 9.5% 6/15/18		2,510	2,849
			5,660
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,509
NBTY, Inc. 9% 10/1/18		4,475	5,068
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Prestige Brands, Inc. 8.125% 2/1/20		$ 675	$ 751
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,631
			10,959
Tobacco - 0.0%
BAT Holdings BV 2.375% 1/19/23	EUR	3,800	5,015
TOTAL CONSUMER STAPLES			104,269
ENERGY - 5.9%
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,054
Basic Energy Services, Inc. 7.75% 10/15/22 (g)		3,110	3,017
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (g)		5,010	4,722
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (g)		2,910	2,888
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,075
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		2,009	2,059
Oil States International, Inc.:
5.125% 1/15/23 (g)		3,130	3,173
6.5% 6/1/19		3,555	3,786
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)		8,280	8,591
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,322
Precision Drilling Corp. 6.5% 12/15/21		850	905
Pride International, Inc. 6.875% 8/15/20		2,775	3,510
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,450	1,537
			41,639
Oil, Gas & Consumable Fuels - 5.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		5,985	6,075
Afren PLC 11.5% 2/1/16 (g)		1,905	2,205
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (g)		3,080	3,215
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (g)		1,030	1,066
Berry Petroleum Co. 10.25% 6/1/14		1,820	2,016
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,645
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.625% 8/1/20 (g)		$ 4,120	$ 4,491
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,927
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,866
Clayton Williams Energy, Inc. 7.75% 4/1/19		4,605	4,588
Concho Resources, Inc.:
5.5% 4/1/23		7,125	7,481
6.5% 1/15/22		5,640	6,204
7% 1/15/21		2,565	2,854
8.625% 10/1/17		1,850	2,007
Continental Resources, Inc.:
5% 9/15/22		20,805	22,365
7.125% 4/1/21		2,265	2,571
8.25% 10/1/19		770	870
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,010	2,085
7.75% 4/1/19 (g)		3,900	4,056
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,725
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (g)		6,220	6,189
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,880
9.75% 3/1/16		1,310	1,389
DTEK Finance BV 9.5% 4/28/15 (g)		2,110	2,134
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,809
Energy Partners Ltd. 8.25% 2/15/18		5,860	6,036
Energy Transfer Equity LP 7.5% 10/15/20		9,100	10,511
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	13,104
EPL Oil & Gas, Inc. 8.25% 2/15/18 (g)		4,170	4,285
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		4,880	5,295
EXCO Resources, Inc. 7.5% 9/15/18		5,700	5,529
Forest Oil Corp. 7.5% 9/15/20 (g)		5,720	6,006
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	2,913
Halcon Resources Corp. 8.875% 5/15/21 (g)		3,525	3,737
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		1,985	2,124
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (g)		$ 5,685	$ 5,827
IPIC GMTN Ltd. 2.375% 5/30/18 (Reg. S)	EUR	1,900	2,571
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,155	3,861
7% 5/5/20 (g)		3,680	4,582
9.125% 7/2/18 (g)		4,045	5,350
Laredo Pete, Inc. 7.375% 5/1/22		5,160	5,671
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)		3,105	3,121
7.75% 2/1/21		18,955	20,187
8.625% 4/15/20		16,932	18,456
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	2,149
6.25% 6/15/22		8,390	9,187
6.75% 11/1/20		1,690	1,851
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,550	4,670
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,849
6.875% 2/1/20		11,450	12,252
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (g)		1,910	1,977
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		5,860	5,274
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		6,168	7,132
Pan American Energy LLC 7.875% 5/7/21 (g)		4,665	4,059
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (g)		8,170	8,864
Pemex Project Funding Master Trust:
5.75% 3/1/18		4,295	5,004
6.625% 6/15/35		9,130	11,732
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	5,111
6.875% 1/20/40		2,875	3,677
8.375% 12/10/18		3,950	5,048
Petroleos de Venezuela SA:
4.9% 10/28/14		16,685	15,851
5.375% 4/12/27		8,450	5,873
5.5% 4/12/37		4,220	2,870
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (g)		$ 46,145	$ 45,453
9% 11/17/21 (Reg. S)		6,750	6,396
9.75% 5/17/35 (g)		10,490	10,070
12.75% 2/17/22 (g)		15,690	17,534
Petroleos Mexicanos:
4.875% 1/24/22		3,430	3,862
5.5% 1/21/21		4,255	4,961
5.5% 6/27/44		4,755	5,231
5.5% 6/27/44 (g)		1,640	1,806
6% 3/5/20		2,680	3,211
6.5% 6/2/41		3,850	4,832
6.625% (g)(h)		12,545	13,467
8% 5/3/19		2,420	3,164
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	9,377
PT Adaro Indonesia 7.625% 10/22/19 (g)		3,450	3,830
PT Pertamina Persero:
4.875% 5/3/22 (g)		4,035	4,408
5.25% 5/23/21 (g)		2,930	3,267
6% 5/3/42 (g)		3,660	4,118
6.5% 5/27/41 (g)		4,090	4,836
QEP Resources, Inc. 5.25% 5/1/23		5,080	5,359
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,668
Range Resources Corp.:
5% 8/15/22		1,035	1,082
5.75% 6/1/21		1,035	1,110
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,271
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,554
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,486
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (g)		1,110	1,146
6.375% 8/1/22 (g)		2,325	2,534
6.875% 2/1/21		2,425	2,655
11.25% 7/15/17		3,605	3,956
Teekay Corp. 8.5% 1/15/20		3,285	3,466
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,742
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,550	$ 2,195
8.375% 6/15/32		1,570	2,256
Tesoro Corp.:
4.25% 10/1/17		2,530	2,619
5.375% 10/1/22		2,850	3,035
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (g)		860	899
Venoco, Inc. 8.875% 2/15/19		2,705	2,536
W&T Offshore, Inc. 8.5% 6/15/19 (g)		4,170	4,451
WPX Energy, Inc. 6% 1/15/22		6,100	6,588
Zhaikmunai International BV 7.125% 11/13/19 (g)		4,630	4,879
			580,619
TOTAL ENERGY			622,258
FINANCIALS - 7.3%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		5,130	5,412
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	6,650	12,535
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(g)		3,245	714
			18,661
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,000	5,952
Access Finance BV 7.25% 7/25/17 (g)		2,445	2,573
Akbank T.A.S.:
3.875% 10/24/17 (g)		2,355	2,426
5.125% 7/22/15 (g)		3,755	3,962
Banco Santander Mexico SA 4.125% 11/9/22 (g)		2,475	2,506
Barclays Bank PLC 4.25% 1/12/22	GBP	1,450	2,673
BBVA Paraguay SA 9.75% 2/11/16 (g)		3,655	3,947
BNP Paribas SA 2.5% 8/23/19	EUR	1,850	2,547
CIT Group, Inc.:
4.25% 8/15/17		8,965	9,232
5% 5/15/17		10,470	11,098
5% 8/15/22		7,130	7,603
5.25% 3/15/18		21,065	22,540
5.375% 5/15/20		9,060	9,898
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (g)		$ 31,085	$ 33,883
Co-Operative Bank PLC 4.75% 11/11/21	GBP	3,600	6,733
Development Bank of Philippines 8.375% (h)(k)		5,840	6,468
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,079	2,121
Finansbank A/S 5.15% 11/1/17 (g)		4,215	4,194
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		4,625	4,741
HSBK (Europe) BV:
7.25% 5/3/17 (g)		4,340	4,748
9.25% 10/16/13 (g)		2,825	2,952
International Bank for Reconstruction & Development 8% 6/20/13	NGN	290,000	1,802
JSC Kazkommertsbank BV 8% 11/3/15 (g)		2,475	2,327
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		850	801
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,590	2,578
Magyar Export-Import Bank 5.5% 2/12/18 (g)		2,435	2,468
Nordea Bank AB 2.25% 10/5/17 (Reg. S)	EUR	2,500	3,455
RSHB Capital SA:
6% 6/3/21 (g)(k)		1,985	2,069
9% 6/11/14 (g)		1,865	2,042
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		5,501	4,538
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		2,265	2,288
Turkiye Garanti Bankasi A/S 4% 9/13/17 (g)		2,080	2,148
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		9,110	10,272
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (g)		3,390	3,958
Wells Fargo & Co. 2.625% 8/16/22	EUR	2,200	3,006
			196,549
Consumer Finance - 2.7%
Ally Financial, Inc.:
5.5% 2/15/17		6,620	7,067
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
7.5% 9/15/20		$ 41,640	$ 50,280
8% 3/15/20		34,765	42,587
Ford Motor Credit Co. LLC:
4.25% 2/3/17		15,565	16,675
4.25% 9/20/22		4,398	4,645
5.75% 2/1/21		2,070	2,383
5.875% 8/2/21		15,415	17,951
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	11,357
8% 11/1/31		24,015	30,319
GMAC LLC:
6.75% 12/1/14		3,485	3,764
8% 11/1/31		56,464	71,568
SLM Corp.:
6% 1/25/17		8,050	8,714
7.25% 1/25/22		7,295	7,988
8% 3/25/20		6,200	7,068
			282,366
Diversified Financial Services - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,280	4,644
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,625	5,583
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,430	1,577
Citigroup, Inc. 5.9% (h)(k)		10,665	10,769
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	172	340
8.151% 12/31/30	GBP	390	891
European Economic Community:
2.5% 11/4/27 (Reg. S)	EUR	3,600	4,907
2.875% 4/4/28	EUR	5,750	8,210
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (g)		2,175	2,414
FMS Wertmanagement AoeR 3% 9/8/21	EUR	9,700	14,319
GE Capital UK Funding 4.375% 7/31/19	GBP	4,450	7,853
General Motors Financial Co., Inc. 6.75% 6/1/18		5,660	6,452
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		3,755	4,093
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		13,185	13,663
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18		$ 34,290	$ 36,819
Indo Energy Finance BV 7% 5/7/18 (g)		4,685	4,919
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	600	820
KfW 1.25% 10/17/19	EUR	6,350	8,512
Magnesita Finance Ltd. 8.625% (g)(h)		2,265	2,378
New Academy Finance Co. LLC/New Academy Finance Corp. 8% 6/15/18 pay-in-kind (g)		4,245	4,309
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,250	2,309
Regions Financing Trust II 6.625% 5/15/47 (k)		4,155	4,134
TMK Capital SA 7.75% 1/27/18		5,205	5,452
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,497
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (k)		2,550	2,697
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (g)		3,980	4,885
6.902% 7/9/20 (g)		6,320	7,679
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(k)		21,745	20,951
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		3,585	3,944
			200,020
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (g)		2,105	2,189
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,220	7,834
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,879
6.75% 10/15/22		7,545	8,186
7.5% 2/15/20		4,325	4,747
			33,646
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,015	5,473
Realogy Corp.:
7.625% 1/15/20 (g)		5,540	6,260
7.875% 2/15/19 (g)		4,965	5,393
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
9% 1/15/20 (g)		$ 3,270	$ 3,715
Taylor Morrison Community Monarch 7.75% 4/15/20 (g)		3,355	3,581
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,390	4,198
			28,620
TOTAL FINANCIALS			762,051
HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		30	32
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (g)		1,985	2,203
9.875% 4/15/18 (g)		1,940	2,018
Kinetic Concepts, Inc./KCI (USA), Inc. 10.5% 11/1/18 (g)		4,520	4,712
			8,965
Health Care Providers & Services - 2.8%
Community Health Systems, Inc.:
5.125% 8/15/18		4,160	4,337
7.125% 7/15/20		4,190	4,499
8% 11/15/19		11,490	12,596
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,794
DaVita, Inc.:
5.75% 8/15/22		8,500	8,957
6.375% 11/1/18		4,010	4,301
6.625% 11/1/20		19,300	20,941
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (g)		13,310	14,175
5.875% 1/31/22 (g)		14,710	15,740
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	4,772
HCA Holdings, Inc.:
6.25% 2/15/21		4,985	5,135
7.75% 5/15/21		34,550	37,660
HCA, Inc.:
4.75% 5/1/23		5,215	5,306
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
5.875% 3/15/22		$ 16,855	$ 18,330
5.875% 5/1/23		17,605	18,221
6.5% 2/15/16		3,410	3,725
6.5% 2/15/20		13,550	15,244
7.25% 9/15/20		21,345	23,640
7.5% 2/15/22		10,195	11,673
8% 10/1/18		1,200	1,404
Health Management Associates, Inc. 7.375% 1/15/20		2,585	2,779
HealthSouth Corp.:
5.75% 11/1/24		2,560	2,598
8.125% 2/15/20		6,585	7,268
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		3,670	3,468
InVentiv Health, Inc. 10% 8/15/18 (g)		795	680
ResCare, Inc. 10.75% 1/15/19		2,445	2,711
Rotech Healthcare, Inc. 10.5% 3/15/18		2,210	1,470
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		3,985	4,234
Tenet Healthcare Corp.:
4.75% 6/1/20 (g)		3,380	3,422
6.25% 11/1/18		6,540	7,178
6.75% 2/1/20 (g)		12,150	12,515
6.875% 11/15/31		3,510	3,159
8% 8/1/20		6,190	6,666
UHS Escrow Corp. 7% 10/1/18		910	1,003
Vanguard Health Systems, Inc. 0% 2/1/16		210	158
			291,759
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		4,340	4,785
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (g)		3,730	3,972
			8,757
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (g)		3,730	3,917
Leiner Health Products, Inc. 11% 6/1/49 (c)		2,435	0
Mylan, Inc.:
6% 11/15/18 (g)		1,455	1,607
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.: - continued
7.875% 7/15/20 (g)		$ 5,430	$ 6,417
Valeant Pharmaceuticals International:
6.375% 10/15/20 (g)		3,100	3,325
6.75% 8/15/21 (g)		8,070	8,655
6.875% 12/1/18 (g)		7,955	8,572
VPI Escrow Corp. 6.375% 10/15/20 (g)		12,290	13,073
			45,566
TOTAL HEALTH CARE			355,047
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	374
12% 11/1/14 pay-in-kind		1,348	1,293
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		14,385	15,644
7.125% 3/15/21		1,485	1,615
			18,926
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (g)		6,360	6,646
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		689	736
6.125% 4/29/18 (g)		1,470	1,481
7.25% 11/10/19		3,962	4,566
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,941	8,864
8.021% 8/10/22		2,901	3,147
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,755	1,950
8.028% 11/1/17		487	526
U.S. Airways pass-thru certificates Series 2011-1 Class A, 7.125% 4/22/25		4,510	5,074
U.S. Airways pass-thru certificates Series 2012-2:
Class A, 4.625% 12/3/26		2,045	2,086
Class B, 6.75% 12/3/22		1,595	1,635
United Air Lines, Inc.:
9.875% 8/1/13 (g)		1,525	1,525
12% 11/1/13 (g)		3,030	3,075
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		$ 6,040	$ 6,946
			48,257
Building Products - 0.3%
HD Supply, Inc.:
8.125% 4/15/19 (g)		4,130	4,719
11% 4/15/20 (g)		8,180	9,652
11.5% 7/15/20 (g)		10,365	11,661
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (g)(k)		1,055	1,145
Nortek, Inc. 8.5% 4/15/21 (g)		3,135	3,472
			30,649
Commercial Services & Supplies - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (g)		1,465	1,494
American Reprographics Co. 10.5% 12/15/16		4,135	4,094
Bakercorp International, Inc. 8.25% 6/1/19		2,680	2,700
Clean Harbors, Inc.:
5.125% 6/1/21 (g)		2,595	2,686
5.25% 8/1/20		2,915	3,039
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,931
Garda World Security Corp. 9.75% 3/15/17 (g)		2,020	2,116
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,291
Tervita Corp. 9.75% 11/1/19 (g)		4,170	4,024
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,715
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,967
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)		3,080	2,980
			41,037
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (g)(h)		9,030	9,865
Electrical Equipment - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		1,270	1,435
Sensata Technologies BV 6.5% 5/15/19 (g)		4,840	5,130
			6,565
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
GRUP KUO, S.A.B. de C.V. 6.25% 12/4/22 (g)		$ 1,370	$ 1,476
Sequa Corp. 7% 12/15/17 (g)		4,275	4,307
			5,783
Machinery - 0.1%
Terex Corp. 6% 5/15/21		10,330	10,872
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (g)		2,955	3,073
			13,945
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,141
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,175	3,622
8.875% 11/1/17		4,255	4,234
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,195	1,165
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,551
			13,713
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (g)		2,215	2,531
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,265	2,559
12.5% 4/1/16		4,480	4,883
Kenan Advantage Group, Inc. 8.375% 12/15/18 (g)		3,980	4,119
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (g)		3,045	3,296
Swift Services Holdings, Inc. 10% 11/15/18		4,565	5,010
Western Express, Inc. 12.5% 4/15/15 (g)		5,280	3,221
			25,619
Trading Companies & Distributors - 1.9%
Aircastle Ltd.:
6.25% 12/1/19 (g)		4,985	5,197
6.75% 4/15/17		5,925	6,340
7.625% 4/15/20		3,275	3,660
9.75% 8/1/18		7,995	9,034
Glencore Finance (Europe) SA 5.5% 4/3/22	GBP	4,410	7,791
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
5.75% 5/15/16		$ 10,645	$ 11,221
5.875% 4/1/19		20,925	22,055
6.25% 5/15/19		21,435	22,828
6.75% 9/1/16 (g)		12,755	14,317
7.125% 9/1/18 (g)		23,540	27,306
8.25% 12/15/20		11,050	13,177
8.625% 9/15/15		7,205	8,088
8.625% 1/15/22		25,445	31,425
8.75% 3/15/17		16,225	18,699
			201,138
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		4,614	4,083
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,000	1,942
			6,025
TOTAL INDUSTRIALS			421,522
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
Avaya, Inc.:
9.75% 11/1/15		5,570	4,943
10.125% 11/1/15 pay-in-kind (k)		3,700	3,293
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,043
6.875% 1/15/20		1,860	2,002
Lucent Technologies, Inc.:
6.45% 3/15/29		8,530	6,483
6.5% 1/15/28		4,625	3,480
			21,244
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21		5,730	6,145
7.75% 12/15/18		8,150	8,924
			15,069
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		$ 1,925	$ 2,055
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,386
			4,441
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (g)		3,060	3,190
Equinix, Inc. 8.125% 3/1/18		7,325	8,085
IAC/InterActiveCorp 4.75% 12/15/22 (g)		5,250	5,269
j2 Global, Inc. 8% 8/1/20		2,970	3,089
			19,633
IT Services - 0.6%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,821
7.875% 7/15/20		3,465	3,907
First Data Corp.:
6.75% 11/1/20 (g)		9,170	9,262
7.375% 6/15/19 (g)		13,495	13,967
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (g)		23,735	25,159
13.375% 10/15/19 (g)		10,290	10,882
			65,998
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)		3,007	3,484
Spansion LLC 11.25% 1/15/16 (c)(g)		3,550	246
			3,730
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (g)		2,085	2,179
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	634
SAP AG 2.125% 11/13/19	EUR	4,350	5,800
			8,613
TOTAL INFORMATION TECHNOLOGY			138,728
MATERIALS - 2.7%
Chemicals - 0.6%
Braskem America Finance Co. 7.125% 7/22/41 (g)		1,930	2,041
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV:
5% 4/15/19		$ 6,310	$ 6,973
5.75% 4/15/24		6,310	7,414
6% 11/15/21		2,780	3,280
Momentive Performance Materials, Inc.:
9% 1/15/21		1,925	1,405
10% 10/15/20 (g)		2,335	2,300
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (g)		22,980	23,210
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		1,725	1,807
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)		2,838	3,108
PolyOne Corp. 7.375% 9/15/20		1,645	1,810
Rockwood Specialties Group, Inc. 4.625% 10/15/20		7,610	7,895
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)		1,090	1,194
TPC Group, Inc. 8.75% 12/15/20 (g)		6,250	6,313
			68,750
Construction Materials - 0.5%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (g)		2,495	2,707
9.875% 4/30/19 (g)		4,375	4,911
CEMEX Finance LLC:
9.375% 10/12/22 (g)		2,070	2,313
9.5% 12/14/16 (g)		10,205	10,996
CEMEX SA de CV:
5.311% 9/30/15 (g)(k)		4,650	4,650
9.5% 6/15/18 (g)		14,990	16,826
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		2,680	2,975
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (g)		4,580	4,901
			50,279
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)		4,109	4,294
Berry Plastics Holding Corp. 4.183% 9/15/14 (k)		505	505
BWAY Holding Co. 10% 6/15/18		2,265	2,514
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		1,770	1,912
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	4,385
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.: - continued
7.5% 12/15/96		$ 4,010	$ 3,815
Rock-Tenn Co.:
4.45% 3/1/19 (g)		1,300	1,402
4.9% 3/1/22 (g)		1,215	1,313
Sappi Papier Holding GmbH:
7.75% 7/15/17 (g)		2,245	2,447
8.375% 6/15/19 (g)		3,040	3,321
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,767
Tekni-Plex, Inc. 9.75% 6/1/19 (g)		3,785	4,145
			38,820
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (g)		30	59
9% 12/15/14 pay-in-kind (c)(k)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (g)		2,970	3,445
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		3,815	3,863
Edgen Murray Corp. 8.75% 11/1/20 (g)		5,055	5,118
EVRAZ Group SA:
8.25% 11/10/15 (g)		6,985	7,701
9.5% 4/24/18 (Reg. S)		2,675	3,050
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (g)		5,550	5,612
6.875% 2/1/18 (g)		6,817	7,039
6.875% 4/1/22 (g)		5,920	6,053
8.25% 11/1/19 (g)		15,715	16,736
IAMGOLD Corp. 6.75% 10/1/20 (g)		5,155	5,013
Inmet Mining Corp. 7.5% 6/1/21 (g)		2,575	2,614
Metinvest BV 10.25% 5/20/15 (g)		2,780	2,877
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)		1,975	1,165
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)		1,025	882
Mongolian Mining Corp. 8.875% 3/29/17 (g)		3,705	3,988
New Gold, Inc.:
6.25% 11/15/22 (g)		3,855	3,922
7% 4/15/20 (g)		1,295	1,382
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)		1,435	1,489
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,110	3,157
RathGibson, Inc. 11.25% 2/15/14 (c)		2,446	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (g)		$ 5,985	$ 6,105
11.25% 10/15/18 (g)		4,145	3,813
Southern Copper Corp. 6.75% 4/16/40		1,960	2,360
SunCoke Energy, Inc. 7.625% 8/1/19		1,190	1,227
Votorantim Cimentos SA 7.25% 4/5/41 (g)		2,645	2,943
			101,613
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		9,943	11,385
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (g)		1,200	1,218
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,199
NewPage Corp.:
6.2813% 5/1/49 (c)(k)		2,460	117
11.375% 12/31/14 (c)		4,155	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		4,925	788
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		6,155	6,463
			21,170
TOTAL MATERIALS			280,632
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		6,575	7,430
Altice Financing SA 7.875% 12/15/19 (g)		4,110	4,346
Altice Finco SA 9.875% 12/15/20 (g)		3,120	3,362
AT&T, Inc. 3.55% 12/17/32	EUR	5,550	7,652
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,543
9% 8/15/31		3,545	3,900
Consolidated Communications, Inc. 10.875% 6/1/20 (g)		2,085	2,288
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)		4,448	4,553
Eileme 2 AB 11.625% 1/31/20 (g)		8,215	9,612
Frontier Communications Corp.:
8.5% 4/15/20		10,775	12,404
8.75% 4/15/22		5,851	6,787
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. 8.875% 6/1/19 (g)		$ 1,410	$ 1,502
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,676
8.625% 7/15/20		7,650	8,472
10% 2/1/18		3,360	3,746
SBA Telecommunications, Inc. 5.75% 7/15/20 (g)		4,945	5,254
Sprint Capital Corp.:
6.875% 11/15/28		22,870	23,785
8.75% 3/15/32		25,687	31,402
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		3,100	3,224
TeliaSonera AB 4.375% 12/5/42	GBP	1,150	1,839
TW Telecom Holdings, Inc. 5.375% 10/1/22 (g)		3,360	3,536
U.S. West Communications:
6.875% 9/15/33		2,265	2,276
7.25% 9/15/25		420	487
7.25% 10/15/35		1,205	1,274
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,756
			160,106
Wireless Telecommunication Services - 2.0%
Crown Castle International Corp. 5.25% 1/15/23 (g)		7,070	7,565
Digicel Group Ltd.:
7% 2/15/20 (g)		860	920
8.25% 9/1/17 (g)		2,150	2,284
8.25% 9/30/20 (g)		40,580	44,638
10.5% 4/15/18 (g)		30,955	34,051
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (g)		15,090	15,580
7.25% 4/1/19		10,020	10,772
7.25% 10/15/20 (g)		13,410	14,550
7.5% 4/1/21		24,110	26,521
8.5% 11/1/19		3,755	4,196
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,724
MTS International Funding Ltd. 8.625% 6/22/20 (g)		8,145	10,242
NII Capital Corp. 7.625% 4/1/21		5,672	4,297
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		10,314	10,469
Sprint Nextel Corp. 6% 11/15/22		6,225	6,365
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		$ 6,600	$ 7,112
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		3,625	4,200
VimpelCom Holdings BV 7.5043% 3/1/22 (g)		2,185	2,502
			209,988
TOTAL TELECOMMUNICATION SERVICES			370,094
UTILITIES - 3.1%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (g)		2,520	2,671
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,700	3,052
Comision Federal de Electricid 5.75% 2/14/42 (g)		1,350	1,536
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		4,665	2,053
Hrvatska Elektroprivreda 6% 11/9/17 (g)		1,425	1,503
Majapahit Holding BV:
7.75% 1/20/20 (g)		3,085	3,879
8% 8/7/19 (g)		1,605	2,030
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,922
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	1,700	2,835
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	132,200	4,314
			27,795
Gas Utilities - 0.4%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (g)		4,280	4,580
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,615	1,833
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,982
8% 3/1/32		6,265	8,933
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,246
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		3,226	3,508
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		13,290	10,698
			42,780
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		$ 7,965	$ 8,304
Calpine Corp.:
7.5% 2/15/21 (g)		4,910	5,426
7.875% 7/31/20 (g)		7,128	7,966
7.875% 1/15/23 (g)		21,267	24,032
Energy Future Holdings Corp.:
10% 1/15/20		9,895	11,033
10.875% 11/1/17		9,438	8,777
11.25% 11/1/17 pay-in-kind (k)		7,535	7,045
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (g)		6,345	6,757
10% 12/1/20		47,686	53,647
11% 10/1/21		26,975	29,133
11.75% 3/1/22 (g)		29,380	32,612
GenOn Energy, Inc.:
9.5% 10/15/18		2,695	3,180
9.875% 10/15/20		10,145	11,717
Listrindo Capital BV 6.95% 2/21/19 (g)		2,130	2,381
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		2,565	3,572
TXU Corp.:
5.55% 11/15/14		1,620	1,401
6.5% 11/15/24		12,945	7,702
6.55% 11/15/34		26,735	15,774
			240,459
Multi-Utilities - 0.1%
Centrica PLC:
4.25% 9/12/44	GBP	1,700	2,662
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Centrica PLC: - continued
4.375% 3/13/29	GBP	2,050	$ 3,576
Puget Energy, Inc. 5.625% 7/15/22		3,200	3,447
			9,685
TOTAL UTILITIES			320,719
TOTAL NONCONVERTIBLE BONDS			3,987,634
TOTAL CORPORATE BONDS (Cost $3,683,335)			4,018,646
U.S. Government and Government Agency Obligations - 21.1%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.5% 5/27/15		3,340	3,351
0.5% 7/2/15		61,783	61,968
Federal Home Loan Bank:
0.375% 11/27/13		3,510	3,516
0.875% 12/27/13		625	629
1% 6/21/17		7,560	7,638
Private Export Funding Corp. secured 4.974% 8/15/13		2,110	2,173
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1, 5.136% 8/10/13		130	133
Tennessee Valley Authority:
5.25% 9/15/39		5,000	6,564
5.375% 4/1/56		6,100	8,181
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			94,153
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		33,178	36,299
U.S. Treasury Obligations - 19.0%
U.S. Treasury Bonds:
2.75% 11/15/42		192,536	184,701
5.25% 2/15/29		10,732	14,846
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5.375% 2/15/31		$ 44,481	$ 63,383
6.125% 8/15/29 (j)		6,000	9,081
7.5% 11/15/16		6,120	7,751
7.5% 11/15/24		5,168	8,223
7.875% 2/15/21		5,350	8,044
9.875% 11/15/15		7,956	10,110
U.S. Treasury Notes:
0.25% 4/30/14		105,580	105,625
0.25% 5/31/14		16,534	16,542
0.25% 8/31/14		11,900	11,901
0.25% 9/15/14		18,848	18,848
0.25% 9/30/14		4,560	4,560
0.25% 12/15/14		19,000	18,994
0.25% 7/15/15		118,806	118,535
0.25% 8/15/15		74,432	74,254
0.25% 9/15/15		23,385	23,321
0.25% 10/15/15		42,313	42,186
0.25% 12/15/15		80,000	79,704
0.375% 11/15/15		21,400	21,405
0.5% 8/15/14		36,642	36,794
0.5% 10/15/14		35,000	35,149
0.5% 7/31/17		45,462	45,124
0.625% 7/15/14		27,445	27,610
0.75% 6/15/14		14,495	14,608
0.75% 6/30/17		31,586	31,735
0.75% 10/31/17		21,332	21,370
0.75% 12/31/17		82,049	82,152
0.875% 11/30/16		25,803	26,140
0.875% 4/30/17		12,834	12,977
0.875% 7/31/19		41,960	41,380
1% 9/30/16		71,568	72,861
1% 10/31/16		19,480	19,829
1% 11/30/19 (f)		77,193	76,340
1.125% 12/31/19		60,904	60,646
1.625% 8/15/22		86,950	86,305
1.625% 11/15/22		5,000	4,940
1.75% 7/31/15		11,577	11,994
1.875% 6/30/15		8,436	8,760
1.875% 9/30/17		27,900	29,423
1.875% 10/31/17		3,876	4,089
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 11/30/14		$ 47,593	$ 49,270
2.125% 5/31/15		3,490	3,640
2.375% 8/31/14		20,300	21,017
2.375% 9/30/14		7,764	8,051
2.375% 10/31/14		19,649	20,403
2.375% 2/28/15		45,000	47,009
2.375% 6/30/18		38,941	42,138
2.5% 3/31/15		1,076	1,129
2.5% 4/30/15		18,295	19,219
2.625% 7/31/14		12,532	13,003
2.75% 11/30/16		10,000	10,853
3% 2/28/17		15,000	16,484
3.125% 10/31/16		22,651	24,875
3.125% 1/31/17		25,536	28,161
3.5% 2/15/18		39,726	45,177
4.5% 5/15/17		48,040	56,056
TOTAL U.S. TREASURY OBLIGATIONS			1,998,725
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.563% 12/7/20 (NCUA Guaranteed) (k)		3,403	3,413
Series 2011-R1 Class 1A, 0.663% 1/8/20 (NCUA Guaranteed) (k)		5,559	5,585
Series 2011-R4 Class 1A, 0.563% 3/6/20 (NCUA Guaranteed) (k)		3,060	3,066
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,342
2.35% 6/12/17 (NCUA Guaranteed)		28,700	30,483
3% 6/12/19 (NCUA Guaranteed)		11,755	12,914
3.45% 6/12/21 (NCUA Guaranteed)		23,400	26,174
TOTAL OTHER GOVERNMENT RELATED			84,977
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,180,579)			2,214,154
U.S. Government Agency - Mortgage Securities - 4.5%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 1.8%
2.3% 9/1/33 (k)		$ 584	$ 614
2.3% 11/1/35 (k)		415	432
2.357% 11/1/33 (k)		134	142
2.384% 2/1/36 (k)		133	142
2.451% 10/1/35 (k)		43	45
2.559% 6/1/36 (k)		45	48
2.583% 1/1/35 (k)		306	325
2.63% 6/1/47 (k)		174	187
2.682% 2/1/37 (k)		591	635
2.688% 3/1/33 (k)		148	157
2.733% 7/1/35 (k)		251	269
2.762% 11/1/36 (k)		53	57
2.781% 9/1/36 (k)		136	146
2.876% 5/1/36 (k)		69	73
3% 1/1/43 (i)		136,000	142,474
3.002% 4/1/36 (k)		431	452
3.219% 8/1/35 (k)		872	934
4.5% 8/1/41		853	936
5% 2/1/22 to 9/1/22		7,203	7,825
5.5% 10/1/20 to 11/1/34		16,270	17,705
5.984% 3/1/37 (k)		79	84
6% 6/1/16 to 10/1/38		697	760
6.5% 2/1/13 to 8/1/36		8,348	9,434
TOTAL FANNIE MAE			183,876
Freddie Mac - 0.4%
2.161% 6/1/33 (k)		335	352
2.195% 3/1/35 (k)		165	172
2.2% 3/1/37 (k)		45	47
2.309% 1/1/36 (k)		88	94
2.357% 5/1/37 (k)		102	109
2.361% 2/1/37 (k)		66	69
2.375% 5/1/37 (k)		74	79
2.47% 8/1/37 (k)		156	167
2.478% 6/1/37 (k)		38	41
2.492% 4/1/35 (k)		51	54
2.52% 2/1/36 (k)		11	12
2.601% 1/1/37 (k)		400	427
2.632% 7/1/35 (k)		419	447
2.668% 4/1/37 (k)		132	142
2.673% 7/1/35 (k)		280	301
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.702% 10/1/35 (k)		$ 328	$ 350
2.726% 10/1/36 (k)		394	421
2.76% 5/1/37 (k)		1,206	1,297
2.76% 5/1/37 (k)		618	663
2.79% 6/1/37 (k)		280	301
2.83% 6/1/37 (k)		75	80
2.865% 9/1/35 (k)		74	79
2.97% 4/1/37 (k)		8	8
3.056% 7/1/36 (k)		128	135
3.454% 10/1/35 (k)		66	71
4% 3/1/42 to 4/1/42		14,202	15,474
4.5% 8/1/33 to 10/1/41		5,198	5,679
5.5% 11/1/18 to 7/1/35		15,929	17,139
6.5% 1/1/13 to 3/1/22		1,438	1,570
TOTAL FREDDIE MAC			45,780
Ginnie Mae - 2.3%
4% 9/15/25		736	797
4.3% 8/20/61 (p)		3,000	3,366
4.5% 3/15/25 to 6/15/25		7,428	8,076
4.515% 3/20/62 (p)		10,489	12,007
4.53% 10/20/62 (p)		3,019	3,491
4.55% 5/20/62 (p)		19,289	22,126
4.556% 12/20/61 (p)		11,133	12,722
4.604% 3/20/62 (p)		5,620	6,452
4.626% 3/20/62 (p)		3,946	4,528
4.649% 2/20/62 (p)		1,966	2,258
4.65% 3/20/62 (p)		3,515	4,039
4.682% 2/20/62 (p)		2,608	2,995
4.684% 1/20/62 (p)		12,291	14,094
4.751% 12/20/60 (p)		2,075	2,346
4.804% 3/20/61 (p)		6,985	7,938
4.834% 3/20/61 (p)		12,367	14,079
5.492% 4/20/60 (p)		8,549	9,900
5.612% 4/20/58 (p)		4,450	4,752
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
6% 6/15/36 to 12/20/38		$ 48,865	$ 54,524
6.5% 8/20/38 to 9/20/38		46,531	52,160
TOTAL GINNIE MAE			242,650
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $467,768)			472,306
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 0.41% 2/25/15 (k)	EUR	600	789
Class C2, 0.59% 2/25/15 (k)	EUR	300	394
Leek Finance PLC:
Series 17X Class A2A, 0.7988% 12/21/37 (k)	GBP	114	190
Series 18X Class BC, 0.983% 9/21/38 (k)	EUR	600	768
TOTAL ASSET-BACKED SECURITIES (Cost $2,158)			2,141
Collateralized Mortgage Obligations - 3.6%

U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7097% 9/25/23 (k)		1,108	1,112
Series 2010-15 Class FJ, 1.1397% 6/25/36 (k)		8,993	9,156
Series 2010-86 Class FE, 0.6597% 8/25/25 (k)		1,211	1,218
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,871	5,227
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		42	45
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,448
Series 2003-70 Class BJ, 5% 7/25/33		815	916
Series 2004-80 Class LD, 4% 1/25/19		716	733
Series 2005-19 Class PA, 5.5% 7/25/34		2,898	3,190
Series 2005-27 Class NE, 5.5% 5/25/34		3,330	3,683
Series 2005-52 Class PB, 6.5% 12/25/34		381	403
Series 2005-64 Class PX, 5.5% 6/25/35		2,807	3,134
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,338
Series 2010-44 Class FM, 5% 5/25/40		4,250	4,933
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,625
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2012-94 Class E, 3% 6/25/22		$ 7,409	$ 7,782
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		147	158
Series 2003-117 Class MD, 5% 12/25/23		1,900	2,064
Series 2004-91 Class Z, 5% 12/25/34		4,266	4,870
Series 2004-95 Class AN, 5.5% 1/25/25		541	563
Series 2005-117, Class JN, 4.5% 1/25/36		735	828
Series 2005-14 Class ZB, 5% 3/25/35		1,848	2,096
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,612
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,464
Series 2007-113 Class DB, 4.5% 12/25/22		4,590	5,105
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,634
Series 2009-59 Class HB, 5% 8/25/39		2,460	2,759
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,682
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		788	77
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		1,268	117
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,012	544
Series 2010-39 Class FG, 1.1297% 3/25/36 (k)		5,236	5,340
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		2,620	200
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,544	142
Freddie Mac:
floater:
Series 2630 Class FL, 0.709% 6/15/18 (k)		39	39
Series 2711 Class FC, 1.109% 2/15/33 (k)		3,823	3,881
Series 3835 Class FC, 0.559% 5/15/38 (k)		12,316	12,324
floater planned amortization class Series 2770 Class FH, 0.609% 3/15/34 (k)		3,119	3,131
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		5,110	5,378
Series 2101 Class PD, 6% 11/15/28		90	100
Series 2115 Class PE, 6% 1/15/14		9	10
Series 2376 Class JE, 5.5% 11/15/16		154	163
Series 2381 Class OG, 5.5% 11/15/16		94	99
Series 2425 Class JH, 6% 3/15/17		201	216
Series 2672 Class MG, 5% 9/15/23		3,063	3,542
Series 2695 Class DG, 4% 10/15/18		3,200	3,359
Series 2996 Class MK, 5.5% 6/15/35		292	327
Series 3415 Class PC, 5% 12/15/37		1,508	1,639
Series 3737 Class GB, 4.5% 4/15/39		6,006	6,669
Series 3763 Class QA, 4% 4/15/34		2,782	2,989
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		$ 3,023	$ 3,316
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		277	310
Series 2627 Class BG, 3.25% 6/15/17		1	1
Series 2877 Class ZD, 5% 10/15/34		5,576	6,251
Series 2987 Class HE, 4.5% 6/15/20		3,226	3,438
Series 3277 Class B, 4% 2/15/22		2,600	2,838
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,333
Series 3578, Class B, 4.5% 9/15/24		3,410	3,718
Series 3871 Class KB, 5.5% 6/15/41		8,311	10,346
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,073
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6907% 1/20/38 (k)		446	449
Series 2007-59 Class FC, 0.7107% 7/20/37 (k)		1,675	1,686
Series 2008-73 Class FA, 1.0707% 8/20/38 (k)		2,588	2,632
Series 2008-83 Class FB, 1.1107% 9/20/38 (k)		2,594	2,641
Series 2009-108 Class CF, 0.809% 11/16/39 (k)		2,415	2,437
Series 2009-116 Class KF, 0.739% 12/16/39 (k)		2,075	2,090
Series 2010-9 Class FA, 0.729% 1/16/40 (k)		3,058	3,081
Series 2010-H17 Class FA, 0.541% 7/20/60 (k)(p)		5,647	5,634
Series 2010-H18 Class AF, 0.51% 9/20/60 (k)(p)		5,857	5,842
Series 2010-H19 Class FG, 0.51% 8/20/60 (k)(p)		7,588	7,569
Series 2010-H27 Series FA, 0.59% 12/20/60 (k)(p)		2,237	2,241
Series 2011-H05 Class FA, 0.71% 12/20/60 (k)(p)		4,134	4,164
Series 2011-H07 Class FA, 0.71% 2/20/61 (k)(p)		7,250	7,303
Series 2011-H12 Class FA, 0.7% 2/20/61 (k)(p)		9,265	9,328
Series 2011-H13 Class FA, 0.71% 4/20/61 (k)(p)		3,778	3,805
Series 2011-H14:
Class FB, 0.71% 5/20/61 (k)(p)		4,254	4,288
Class FC, 0.71% 5/20/61 (k)(p)		4,273	4,305
Series 2011-H17 Class FA, 0.74% 6/20/61 (k)(p)		5,471	5,516
Series 2011-H21 Class FA, 0.81% 10/20/61 (k)(p)		5,943	6,014
Series 2012-H01 Class FA, 0.91% 11/20/61 (k)(p)		4,817	4,901
Series 2012-H03 Class FA, 0.91% 1/20/62 (k)(p)		2,966	3,019
Series 2012-H06 Class FA, 0.84% 1/20/62 (k)(p)		4,691	4,756
Series 2012-H07 Class FA, 0.84% 3/20/62 (k)(p)		2,797	2,839
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,662	1,706
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		$ 1,256	$ 1,291
Series 2010-99 Class PT, 3.5% 8/20/33		1,508	1,555
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,367	464
Series 2011-61 Class OP, 5/20/40 (n)		4,158	3,774
Series 2011-79 Class PO, 6/20/40 (n)		7,231	6,459
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,125
Series 2010-42 Class OP, 4/20/40 (n)		9,483	8,520
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		8,139	8,943
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		10,214	11,656
Series 2010-H17 Class XP, 5.3019% 7/20/60 (k)(p)		14,736	16,792
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(p)		11,097	12,588
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,749	11,613
Class ZC, 5.5% 7/16/34		11,114	13,076
Series 2012-64 Class KB, 3.1297% 5/20/41 (k)		2,280	2,461
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $369,210)			377,251
Commercial Mortgage Securities - 1.5%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0794% 10/22/37 (k)	GBP	850	902
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		10,530	11,016
pass thru-certificates floater Series KF01 Class A, 0.562% 4/25/19 (k)		10,499	10,539
pass-thru certificates:
Series K023 Class A2, 2.307% 8/25/22		12,700	12,786
Series K708 Class A1, 1.67% 10/25/18		3,049	3,136
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		19,700	20,101
Series K011 Class A2, 4.084% 11/25/20		2,120	2,437
Series K014 Class A2, 3.871% 4/25/21		5,220	5,922
Series K015 Class A2, 3.23% 7/25/21		9,370	10,189
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		17,980	20,292
Series K006 Class A2, 4.251% 1/25/20		12,280	14,172
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac: - continued
sequential payer:
Series K017 Class A2, 2.873% 12/25/21		$ 13,660	$ 14,470
Series K710 Class A2, 1.883% 5/25/19		8,795	9,023
Series K501 Class A2, 1.655% 11/25/16		4,770	4,919
Series K706:
Class A1, 1.691% 6/25/18		6,284	6,465
Class A2, 2.323% 10/25/18		11,710	12,320
German Residential Asset Note Distributor PLC Series 1 Class A, 0.445% 7/20/16 (k)	EUR	967	1,253
REC Plantation Place Ltd. Series 5 Class A, 0.7581% 7/25/16 (Reg. S) (k)	GBP	761	1,226
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $159,504)			161,168
Foreign Government and Government Agency Obligations - 21.7%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,373	4,525
7% 9/12/13		39,665	39,023
7% 10/3/15		19,935	17,651
Aruba Government 4.625% 9/14/23 (g)		2,055	2,067
Bahamian Republic 6.95% 11/20/29 (g)		3,060	3,672
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		14,715	15,156
8.95% 1/26/18		3,765	3,873
Bermuda Government 4.138% 1/3/23 (g)		2,065	2,201
Brazilian Federative Republic:
7.125% 1/20/37		6,295	9,663
8.25% 1/20/34		4,465	7,546
10.125% 5/15/27		6,595	12,085
12.25% 3/6/30		3,897	7,872
Canadian Government:
1% 2/1/14	CAD	84,400	84,747
1.5% 9/1/17	CAD	46,000	46,492
3.25% 6/1/21	CAD	48,900	55,091
5% 6/1/37	CAD	32,200	47,889
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	558
City of Buenos Aires 12.5% 4/6/15 (g)		10,515	10,305
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Colombian Republic:
6.125% 1/18/41		$ 4,055	$ 5,555
7.375% 9/18/37		4,850	7,518
10.375% 1/28/33		5,775	10,568
11.75% 2/25/20		1,990	3,214
Congo Republic 3% 6/30/29 (e)		11,277	9,585
Costa Rican Republic 4.25% 1/26/23 (g)		2,445	2,461
Croatia Republic:
6.25% 4/27/17 (g)		6,835	7,484
6.375% 3/24/21 (g)		4,715	5,352
6.625% 7/14/20 (g)		4,205	4,820
6.75% 11/5/19 (g)		4,640	5,319
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		1,235	1,325
6.25% 10/4/20 (g)		6,580	7,172
6.25% 7/27/21 (g)		3,140	3,423
7.4% 1/22/15 (g)		4,835	5,222
Dominican Republic:
1.3405% 8/30/24 (k)		5,288	4,865
7.5% 5/6/21 (g)		5,925	6,873
9.04% 1/23/18 (g)		2,853	3,238
El Salvador Republic:
7.625% 2/1/41 (g)		1,280	1,462
7.65% 6/15/35 (Reg. S)		2,020	2,293
8.25% 4/10/32 (Reg. S)		1,137	1,353
European Economic Community:
2.75% 4/4/22 (Reg. S)	EUR	8,250	11,988
3.75% 4/4/42	EUR	4,750	7,721
European Union 2.75% 9/21/21	EUR	12,000	17,465
Finnish Government 1.625% 9/15/22	EUR	7,300	9,732
French Government:
OAT:
3% 4/25/22	EUR	22,450	32,515
4.5% 4/25/41	EUR	3,085	5,249
2.5% 7/25/16	EUR	10,150	14,408
4% 4/25/55	EUR	5,350	8,422
Gabonese Republic 8.2% 12/12/17 (g)		1,850	2,248
Georgia Republic:
6.875% 4/12/21 (g)		5,360	6,231
7.5% 4/15/13		1,240	1,245
German Federal Republic:
0.5% 4/7/17	EUR	43,450	58,024
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
German Federal Republic: - continued
1.75% 10/9/15	EUR	38,375	$ 53,105
1.75% 7/4/22	EUR	40,100	55,138
2.5% 2/27/15	EUR	30,330	42,202
3.25% 7/4/15	EUR	12,650	18,054
3.25% 7/4/42	EUR	15,450	25,393
Ghana Republic 8.5% 10/4/17 (g)		$2,635	3,043
Guatemalan Republic 5.75% 6/6/22 (g)		2,765	3,069
Hungarian Republic:
4.75% 2/3/15		14,765	15,190
7.625% 3/29/41		7,787	8,994
Indonesian Republic:
4.875% 5/5/21 (g)		6,560	7,544
5.25% 1/17/42 (g)		6,130	7,119
5.875% 3/13/20 (g)		5,845	7,029
6.625% 2/17/37 (g)		4,415	5,905
6.875% 1/17/18 (g)		3,940	4,812
7.75% 1/17/38 (g)		6,750	10,176
8.5% 10/12/35 (Reg. S)		6,510	10,416
11.625% 3/4/19 (g)		7,145	10,807
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		11,330	10,565
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,145	35,713
5.5% 12/4/23		7,400	9,759
Italian Republic:
4% 2/1/17	EUR	40,750	55,937
4.25% 3/1/20	EUR	23,950	32,305
4.5% 7/15/15	EUR	28,200	39,105
5% 3/1/22	EUR	57,300	79,581
5% 9/1/40	EUR	20,950	27,638
Japan Government:
0.2% 1/15/13	JPY	37,250	430
0.2% 2/15/13	JPY	4,822,700	55,672
0.2% 3/15/13 (i)	JPY	500,000	5,772
1.1% 6/20/20 (i)	JPY	10,425,000	125,790
1.9% 9/20/30	JPY	2,770,000	33,377
2% 9/20/40	JPY	1,125,000	13,165
Jordanian Kingdom 3.875% 11/12/15		2,025	1,959
Latvian Republic:
2.75% 1/12/20 (g)		4,060	4,015
5.25% 2/22/17 (g)		2,030	2,271
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Latvian Republic: - continued
5.25% 6/16/21 (g)		$ 2,210	$ 2,569
Lebanese Republic:
4% 12/31/17		9,105	9,071
4.75% 11/2/16		1,475	1,475
5.15% 11/12/18		1,325	1,328
Lithuanian Republic:
6.125% 3/9/21 (g)		4,655	5,737
6.625% 2/1/22 (g)		3,705	4,742
7.375% 2/11/20 (g)		5,080	6,617
Moroccan Kingdom 4.25% 12/11/22 (g)		2,835	2,849
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,917
5.625% 11/18/50		1,840	2,387
7.35% 7/21/25		1,515	2,193
8.75% 11/21/33		6,495	11,285
Philippine Republic:
7.5% 9/25/24		990	1,411
7.75% 1/14/31		4,955	7,606
9.5% 2/2/30		6,435	11,165
9.875% 1/15/19		1,290	1,861
10.625% 3/16/25		4,865	8,441
Plurinational State of Bolivia 4.875% 10/29/22 (g)		2,520	2,457
Polish Government:
3% 3/17/23		2,465	2,443
6.375% 7/15/19		5,975	7,439
Provincia de Cordoba 12.375% 8/17/17 (g)		7,110	5,937
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,600	3,983
Republic of Iceland 5.875% 5/11/22 (g)		6,025	6,740
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,630	11,920
Republic of Namibia 5.5% 11/3/21 (g)		3,175	3,546
Republic of Nigeria:
0% 3/7/13	NGN	233,000	1,457
0% 9/5/13 to 11/7/13	NGN	1,236,635	7,254
6.75% 1/28/21 (g)		2,390	2,820
Republic of Senegal 8.75% 5/13/21 (g)		995	1,179
Republic of Serbia:
5.25% 11/21/17 (g)		2,300	2,386
6.75% 11/1/24 (g)		20,384	20,792
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Zambia 5.375% 9/20/22 (g)		$ 2,225	$ 2,219
Romanian Republic 6.75% 2/7/22 (g)		6,218	7,555
Russian Federation:
4.5% 4/4/22 (g)		2,800	3,210
5.625% 4/4/42 (g)		6,400	7,952
7.5% 3/31/30 (Reg. S)		38,951	49,858
11% 7/24/18 (Reg. S)		2,295	3,391
12.75% 6/24/28 (Reg. S)		14,155	28,805
Slovakia Republic 4.375% 5/21/22 (g)		4,250	4,622
Spanish Kingdom:
4% 7/30/15	EUR	13,800	18,546
4.5% 1/31/18	EUR	4,250	5,654
State of Qatar 5.75% 1/20/42 (g)		3,135	4,083
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,305	1,436
Turkish Republic:
5.125% 3/25/22		3,345	3,863
5.625% 3/30/21		3,975	4,720
6% 1/14/41		5,180	6,450
6.25% 9/26/22		4,070	5,077
6.75% 4/3/18		6,175	7,472
6.75% 5/30/40		6,290	8,493
6.875% 3/17/36		10,350	13,947
7% 9/26/16		5,770	6,745
7% 3/11/19		2,485	3,098
7.25% 3/15/15		3,590	4,003
7.25% 3/5/38		6,825	9,657
7.375% 2/5/25		10,095	13,631
7.5% 7/14/17		6,885	8,410
7.5% 11/7/19		5,860	7,589
8% 2/14/34		1,805	2,698
11.875% 1/15/30		3,475	6,815
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		5,900	5,753
Ukraine Government:
6.25% 6/17/16 (g)		3,710	3,682
6.75% 11/14/17 (g)		2,155	2,131
7.65% 6/11/13 (g)		11,220	11,304
7.75% 9/23/20 (g)		2,965	3,043
7.8% 11/28/22 (g)		2,445	2,439
7.95% 2/23/21 (g)		3,040	3,146
9.25% 7/24/17 (g)		4,930	5,349
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Arab Emirates 7.75% 10/5/20 (Reg. S)		$ 1,925	$ 2,428
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	47,700	80,787
4.25% 12/7/40	GBP	37,620	74,581
4.5% 3/7/13	GBP	7,050	11,537
United Mexican States:
4.75% 3/8/44		2,428	2,750
5.125% 1/15/20		4,328	5,150
5.75% 10/12/2110		4,518	5,478
6.05% 1/11/40		10,516	14,118
6.75% 9/27/34		8,570	12,341
7.5% 4/8/33		2,420	3,697
8.3% 8/15/31		2,325	3,761
Uruguay Republic 7.875% 1/15/33 pay-in-kind		5,365	8,316
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		83,803	2,556
6% 12/9/20		4,270	3,565
7% 3/31/38		3,720	2,967
8.5% 10/8/14		5,040	5,141
9% 5/7/23 (Reg. S)		16,195	15,507
9.25% 9/15/27		10,640	10,640
9.25% 5/7/28 (Reg. S)		6,180	6,087
9.375% 1/13/34		5,365	5,285
10.75% 9/19/13		3,050	3,126
11.75% 10/21/26 (Reg. S)		9,650	10,856
11.95% 8/5/31 (Reg. S)		15,580	17,722
12.75% 8/23/22		19,370	22,469
13.625% 8/15/18		6,570	7,605
Vietnamese Socialist Republic:
1.5032% 3/12/16 (k)		3,342	3,041
4% 3/12/28 (e)		13,149	10,651
6.875% 1/15/16 (g)		6,890	7,527
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,055,880)			2,278,358
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	172,410	$ 2,778
Automobiles - 0.0%
General Motors Co. (a)	5,762	166
General Motors Co.:
warrants 7/10/16 (a)	115,383	2,250
warrants 7/10/19 (a)	115,383	1,441
Motors Liquidation Co. GUC Trust (a)	31,864	676
		4,533
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(q)(t)	4,160,035	6,074
Station Holdco LLC warrants 6/15/18 (a)(q)(t)	165,967	8
		6,082
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc.:
warrants 3/9/17 (a)(t)	532,267	0
warrants 6/22/19 (a)(t)	27,059	203
RDA Holding Co. warrants 2/19/14 (a)(t)	8,635	0
		307
TOTAL CONSUMER DISCRETIONARY		13,700
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	188,460	865
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,356	218
Building Products - 0.1%
Nortek, Inc. (a)	222,792	14,760
Nortek, Inc. warrants 12/7/14 (a)	6,267	81
		14,841
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	$ 0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	476
Class B (a)	1,821	159
		635
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(g)	361,938	5,848
TOTAL INDUSTRIALS		21,548
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	712
Spansion, Inc. Class A	24,698	344
		1,056
MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	417	24
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,043	353
Metals & Mining - 0.1%
Aleris International, Inc. (a)(t)	34,504	1,617
Paper & Forest Products - 0.0%
NewPage Corp.	16,620	1,554
TOTAL MATERIALS		3,548
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	183
TOTAL COMMON STOCKS (Cost $59,692)		40,900
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	3,500	$ 3,710
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	75,817	541
TOTAL CONVERTIBLE PREFERRED STOCKS		4,251
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.1%
SunTrust Banks, Inc. Series E, 5.875% (a)	256,630	6,280
Wells Fargo & Co. 5.20%	412,337	10,383
		16,663
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (g)	28,088	27,456
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	330,000	8,514
TOTAL FINANCIALS		52,633
TOTAL PREFERRED STOCKS (Cost $44,925)		56,884
Floating Rate Loans - 4.8%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (k)	$ 1,037	1,045
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	1,960	2,014
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4597% 1/28/18 (k)	3,135	2,810
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	379	322
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/10/19 (k)	2,275	2,295
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (k)	$ 1,686	$ 1,701
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	785	781
		10,968
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	1,330	1,343
Media - 0.3%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)	3,345	3,370
Clear Channel Capital I LLC Tranche B, term loan 3.8617% 1/29/16 (k)	6,194	5,094
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (k)	763	771
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (k)	5,055	5,055
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (k)	2,405	2,417
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	5,979	5,725
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (k)	1,584	1,602
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (k)	10,940	11,049
		35,083
Specialty Retail - 0.1%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	10,330	10,407
TOTAL CONSUMER DISCRETIONARY		57,801
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (k)	1,035	1,049
Tranche 2LN, term loan 9.75% 3/26/20 (k)	465	477
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	2,505	2,524
Tranche B 1LN, term loan 6.2736% 2/21/18 (k)	974	978
		5,028
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (k)	$ 5,585	$ 5,648
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (k)	485	490
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)	1,658	1,674
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	4,255	4,276
		5,950
TOTAL CONSUMER STAPLES		17,116
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/13/18 (k)	2,769	2,783
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	2,816	2,844
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	5,099	5,201
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	9,675	9,723
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	1,705	1,731
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	1,085	1,095
		23,377
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	14,755	14,829
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (k)	6,499	6,564
		21,393
Insurance - 0.3%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (k)	15,775	15,972
Tranche 2LN, term loan 9% 5/24/19 (k)	3,348	3,424
Tranche B-1 1LN, term loan 4.75% 7/23/17 (k)	4,006	4,026
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (k)	$ 988	$ 992
Tranche B 2LN, term loan 5% 9/28/18 (k)	599	605
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	8,620	9,137
		34,156
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (k)	281	271
Credit-Linked Deposit 4.4643% 10/10/16 (k)	568	571
term loan 4.461% 10/10/16 (k)	8,819	8,863
		9,705
TOTAL FINANCIALS		65,254
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.0%
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/24/20 (k)	1,880	1,899
Tranche B 1LN, term loan 5.5% 10/24/19 (k)	1,270	1,283
		3,182
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.72% 10/20/15 (k)	5,969	5,954
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	10,092	10,155
Quintiles Transnational Corp. Tranche B, term loan 4.5% 6/8/18 (k)	28,028	27,958
		44,067
Life Sciences Tools & Services - 0.2%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	10,964	11,129
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (k)	1,285	1,298
PRA International Tranche B 1LN, term loan 6.5% 12/10/18 (k)	4,275	4,264
		16,691
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan 4.25% 9/16/19 (k)	$ 3,745	$ 3,773
TOTAL HEALTH CARE		67,713
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Hamilton Sundstrand Corp. Tranche B, term loan 5% 12/13/19 (k)	7,465	7,530
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	1,499	1,496
		9,026
Airlines - 0.2%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (k)	7,431	6,911
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	9,748	9,724
		16,635
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	1,796	1,843
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (k)	2,175	2,197
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	960	965
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	1,870	1,842
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	4,255	4,298
		9,302
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	8,314	7,794
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	7,894	7,933
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (k)	3,891	3,930
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	$ 568	$ 562
Tranche D, term loan 2.8% 5/13/14 (k)(s)	1,000	990
		1,552
TOTAL INDUSTRIALS		58,015
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4.0031% 2/14/19 (k)	11,061	11,117
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	2,216	2,227
Flextronics International Ltd.:
Tranche B A1, term loan 2.4617% 10/1/14 (k)	997	998
Tranche B A2, term loan 2.4617% 10/1/14 (k)	87	87
Tranche B A3, term loan 2.4617% 10/1/14 (k)	101	101
Tranche B-A, term loan 2.4617% 10/1/14 (k)	3,470	3,474
		6,887
IT Services - 0.2%
First Data Corp. Tranche 1LN, term loan 5.2107% 9/24/18 (k)	3,150	3,091
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/7/18 (k)	9,805	9,780
Tranche 2LN, term loan 11.25% 7/7/19 (k)	8,065	8,146
		21,017
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (k)	5,168	5,207
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	6,063	6,215
Tranche A6, term loan 5.25% 3/19/19 (k)	13,225	13,291
Tranche C, term loan 4.75% 1/11/20 (k)	2,940	2,944
		27,657
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)	5,245	5,245
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc.: - continued
Tranche B 1LN, term loan 5.5% 10/30/19 (k)	$ 3,880	$ 3,919
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	1,312	1,323
		10,487
TOTAL INFORMATION TECHNOLOGY		77,165
MATERIALS - 0.2%
Chemicals - 0.0%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)	799	809
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	6,161	6,131
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	1,375	1,383
		7,514
Metals & Mining - 0.1%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (k)	8,294	8,356
MRC Global, Inc. Tranche B, term loan 6.2525% 11/9/19 (k)	7,641	7,670
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (k)	1,092	1,097
		17,123
TOTAL MATERIALS		25,446
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (k)	9,210	9,245
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)	4,307	4,328
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (k)	2,905	2,803
Intelsat Jackson Holdings SA:
term loan 3.21% 2/1/14 (k)	5,950	5,943
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
Tranche B, term loan 4.5% 4/2/18 (k)	$ 14,420	$ 14,547
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	415	423
		28,044
TOTAL TELECOMMUNICATION SERVICES		37,289
UTILITIES - 0.7%
Electric Utilities - 0.5%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (k)	2,631	2,671
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (k)	71,917	48,454
		51,125
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (k)	2,320	2,332
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	6,756	6,824
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	4,760	4,819
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	6,115	6,176
		17,819
TOTAL UTILITIES		71,276
TOTAL FLOATING RATE LOANS (Cost $500,283)		500,452
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	4,165	3,936
Goldman Sachs 1.25% 12/14/19 (k)	4,406	4,163
1.25% 12/14/19 (k)	2,740	2,589
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,052)		10,688
Fixed-Income Funds - 0.5%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (l) (Cost $33,758)	496,281	$ 52,100
Preferred Securities - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 4,615	5,088
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)	1,310	1,455
FINANCIALS - 0.2%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (h)(k)	1,675	1,962
Diversified Financial Services - 0.2%
Bank of America Corp.:
8% (h)(k)	2,600	2,948
8.125% (h)(k)	1,840	2,048
Citigroup, Inc. 5.95% (h)(k)	10,125	10,356
		15,352
TOTAL FINANCIALS		17,314
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (h)	250	274
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (h)	6,725	6,871
TOTAL PREFERRED SECURITIES (Cost $28,299)		31,002
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (b) (Cost $375,518)	375,518,109	$ 375,518
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $9,970,961)		10,591,568
NET OTHER ASSETS (LIABILITIES) (r) - (0.8)%		(86,878)
NET ASSETS - 100%		$ 10,504,690
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
440 CBOT 2-Year U.S. Treasury Note Contracts	March 2013	$ 97,006	$ 6
68 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	10,030	(82)
24 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	3,902	(52)
TOTAL TREASURY CONTRACTS		$ 110,938	$ (128)

The face value of futures purchased as a percentage of net assets is 1%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 35,000	3-month LIBOR	0.38%	$ 4	$ 0	$ 4
JPMorgan Chase, Inc.	Nov. 2014	25,100	3-month LIBOR	0.38%	10	0	10
Deutsche Bank AG	Nov. 2017	11,200	3-month LIBOR	0.83%	(2)	0	(2)
JPMorgan Chase, Inc.	Nov. 2017	8,000	3-month LIBOR	0.76%	30	0	30
Swap Agreements - continued
Interest Rate Swaps - continued
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Deutsche Bank AG	Nov. 2022	$ 11,400	3-month LIBOR	1.76%	$ 12	$ 0	$ 12
JPMorgan Chase, Inc.	Nov. 2022	7,600	3-month LIBOR	1.62%	115	0	115
JPMorgan Chase, Inc.	Jun. 2042	2,100	3-month LIBOR	2.44%	152	0	152
Deutsche Bank AG	Nov. 2042	6,800	3-month LIBOR	2.65%	180	0	180
JPMorgan Chase, Inc.	Nov. 2042	3,500	3-month LIBOR	2.46%	241	0	241
JPMorgan Chase, Inc.	Dec. 2042	28,577	3-month LIBOR	2.58%	1,206	0	1,206
TOTAL INTEREST RATE SWAPS					$ 1,948	$ 0	$ 1,948

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,821,053,000 or 17.3% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $446,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
(r) Includes cash collateral of $13,131,000 from securities on loan.

(s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $800,000 and $792,000, respectively. The coupon rate will be determined at time of settlement.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,902,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 155
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 52
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 763
Fidelity Floating Rate Central Fund	4,297
Total	$ 5,060
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 107,294	$ -	$ 60,517	$ 52,100	3.3%
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,410	$ 7,311	$ 3,710	$ 6,389
Consumer Staples	1,406	-	865	541
Financials	52,633	25,177	27,456	-
Industrials	21,548	15,059	-	6,489
Information Technology	1,056	1,056	-	-
Materials	3,548	377	-	3,171
Utilities	183	183	-	-
Corporate Bonds	4,018,646	-	4,018,133	513
U.S. Government and Government Agency Obligations	2,214,154	-	2,214,154	-
U.S. Government Agency - Mortgage Securities	472,306	-	472,306	-
Asset-Backed Securities	2,141	-	2,141	-
Collateralized Mortgage Obligations	377,251	-	377,251	-
Commercial Mortgage Securities	161,168	-	161,168	-
Foreign Government and Government Agency Obligations	2,278,358	-	2,272,883	5,475
Floating Rate Loans	500,452	-	500,452	-
Sovereign Loan Participations	10,688	-	-	10,688
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Fixed-Income Funds	$ 52,100	$ 52,100	$ -	$ -
Preferred Securities	31,002	-	31,002	-
Other	-	-	-	-
Money Market Funds	375,518	375,518	-	-
Total Investments in Securities:	$ 10,591,568	$ 476,781	$ 10,081,521	$ 33,266
Derivative Instruments:
Assets
Futures Contracts	$ 6	$ 6	$ -	$ -
Swap Agreements	1,950	-	1,950	-
Total Assets	$ 1,956	$ 6	$ 1,950	$ -
Liabilities
Futures Contracts	$ (134)	$ (134)	$ -	$ -
Swap Agreements	(2)	-	(2)	-
Total Liabilities	$ (136)	$ (134)	$ (2)	$ -
Total Derivative Instruments:	$ 1,820	$ (128)	$ 1,948	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 6	$ (134)
Swap Agreements (b)	1,950	(2)
Total Value of Derivatives	$ 1,956	$ (136)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	66.2%
Canada	2.9%
Germany	2.7%
United Kingdom	2.5%
Italy	2.4%
Venezuela	2.3%
Japan	2.2%
Luxembourg	1.8%
Mexico	1.4%
Turkey	1.3%
Netherlands	1.0%
Bermuda	1.1%
Russia	1.0%
Argentina	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2012

Assets
Investment in securities, at value (including securities loaned of $12,856) - See accompanying schedule: Unaffiliated issuers (cost $9,561,685)	$ 10,163,950
Fidelity Central Funds (cost $409,276)	427,618
Total Investments (cost $9,970,961)		$ 10,591,568
Cash		17,561
Foreign currency held at value (cost $4)		4
Receivable for investments sold		138,098
Receivable for fund shares sold		11,479
Dividends receivable		49
Interest receivable		116,383
Distributions receivable from Fidelity Central Funds		305
Swap agreements, at value		1,950
Prepaid expenses		24
Other receivables		29
Total assets		10,877,450

Liabilities
Payable for investments purchased Regular delivery	$ 164,487
Delayed delivery	157,165
Payable for fund shares redeemed	28,021
Distributions payable	3,493
Swap agreements, at value	2
Accrued management fee	4,940
Payable for daily variation margin on futures contracts	90
Other affiliated payables	1,023
Other payables and accrued expenses	408
Collateral on securities loaned, at value	13,131
Total liabilities		372,760

Net Assets		$ 10,504,690
Net Assets consist of:
Paid in capital		$ 9,838,645
Undistributed net investment income		60,889
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		622,760
Net Assets, for 924,099 shares outstanding		$ 10,504,690
Net Asset Value, offering price and redemption price per share ($10,504,690 ÷ 924,099 shares)		$ 11.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Dividends		$ 3,633
Interest		466,024
Income from Fidelity Central Funds		5,060
Total income		474,717

Expenses
Management fee	$ 55,310
Transfer agent fees	10,254
Accounting and security lending fees	1,565
Custodian fees and expenses	331
Independent trustees' compensation	35
Registration fees	550
Audit	183
Legal	36
Interest	1
Miscellaneous	87
Total expenses before reductions	68,352
Expense reductions	(3)	68,349
Net investment income (loss)		406,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,505
Fidelity Central Funds	19,612
Foreign currency transactions	(2,440)
Futures contracts	2,933
Swap agreements	11
Total net realized gain (loss)		150,621
Change in net unrealized appreciation (depreciation) on: Investment securities	440,071
Assets and liabilities in foreign currencies	2,342
Futures contracts	(263)
Swap agreements	1,948
Total change in net unrealized appreciation (depreciation)		444,098
Net gain (loss)		594,719
Net increase (decrease) in net assets resulting from operations		$ 1,001,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 406,368	$ 391,404
Net realized gain (loss)	150,621	165,503
Change in net unrealized appreciation (depreciation)	444,098	(178,466)
Net increase (decrease) in net assets resulting from operations	1,001,087	378,441
Distributions to shareholders from net investment income	(375,978)	(412,484)
Distributions to shareholders from net realized gain	(151,510)	(192,709)
Total distributions	(527,488)	(605,193)
Share transactions Proceeds from sales of shares	2,651,856	2,907,663
Reinvestment of distributions	470,012	539,521
Cost of shares redeemed	(1,896,515)	(2,448,903)
Net increase (decrease) in net assets resulting from share transactions	1,225,353	998,281
Total increase (decrease) in net assets	1,698,952	771,529

Net Assets
Beginning of period	8,805,738	8,034,209
End of period (including undistributed net investment income of $60,889 and undistributed net investment income of $57,990, respectively)	$ 10,504,690	$ 8,805,738
Other Information Shares
Sold	237,582	260,152
Issued in reinvestment of distributions	41,773	48,946
Redeemed	(169,687)	(219,344)
Net increase (decrease)	109,668	89,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.09	$ 10.81	$ 8.72	$ 10.48
Income from Investment Operations
Net investment income (loss) B	.464	.512	.579	.626	.583
Net realized and unrealized gain (loss)	.693	(.006)	.469	2.074	(1.726)
Total from investment operations	1.157	.506	1.048	2.700	(1.143)
Distributions from net investment income	(.430)	(.538)	(.548)	(.530)	(.557)
Distributions from net realized gain	(.167)	(.248)	(.220)	(.080)	(.060)
Total distributions	(.597)	(.786)	(.768)	(.610)	(.617)
Net asset value, end of period	$ 11.37	$ 10.81	$ 11.09	$ 10.81	$ 8.72
Total Return A	10.90%	4.64%	9.93%	31.77%	(11.37)%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.70%	.71%	.74%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.74%	.73%
Expenses net of all reductions	.70%	.70%	.71%	.74%	.73%
Net investment income (loss)	4.15%	4.59%	5.22%	6.33%	5.89%
Supplemental Data
Net assets, end of period (in millions)	$ 10,505	$ 8,806	$ 8,034	$ 7,229	$ 4,189
Portfolio turnover rate D	127%	229%	203%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds),deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 741,701
Gross unrealized depreciation	(100,572)
Net unrealized appreciation (depreciation) on securities and other investments	$ 641,129

Tax Cost	$ 9,950,439

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 18,282
Undistributed long-term capital gain	$ 4,212
Net unrealized appreciation (depreciation)	$ 643,409

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Ordinary Income	$ 442,590	$ 472,739
Long-term Capital Gains	84,898	132,454
Total	$ 527,488	$ 605,193

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Schedule of Investments. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2,933	$ (263)
Swap Agreements	11	1,948
Totals (a)	$ 2,944	$ 1,685

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,005,576 and $5,242,625, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .10% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,771.48%		$ -*

* Amount represents one hundred eighty-three dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $103.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $50,062. The weighted average interest rate was .66%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Income Fund voted to pay on February 19, 2013, to shareholders of record at the opening of business on February 15, 2013 a distribution of $0.006 per share derived from capital gains realized from sales of portfolio securities.

A total of 5.98% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $240,828,745 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $81,856,251, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FSN-UANN-0213
1.787743.109

Item 2. Code of Ethics

As of the end of the period, December 31, 2012, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Bond Fund, Fidelity International Bond Fund, Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Global Bond Fund	$124,000	$-	$4,700	$-
Fidelity International Bond Fund	$124,000	$-	$4,700	$-
Fidelity Intermediate Municipal Income Fund	$55,000	$-	$2,200	$3,500
Fidelity Strategic Income Fund	$168,000	$-	$4,500	$5,500

December 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Bond Fund	$-	$-	$-	$-
Fidelity International Bond Fund	$-	$-	$-	$-
Fidelity Intermediate Municipal Income Fund	$53,000	$-	$2,200	$3,400
Fidelity Strategic Income Fund	$158,000	$-	$4,500	$5,200

A Amounts may reflect rounding.

B Fidelity Global Bond Fund and Fidelity International Bond Fund commenced operations on May 22, 2012.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2012A,B	December 31, 2011A,B
Audit-Related Fees	$4,805,000	$3,845,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Global Bond Fund and Fidelity International Bond Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2012 A,B	December 31, 2011 A,B
PwC	$5,635,000	$5,065,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Global Bond Fund and Fidelity International Bond Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013